REGISTRATION FILE NO. 333-06071
                                                                      811-04234

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                 -------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   |_|

                         PRE-EFFECTIVE AMENDMENT NO.                 |_|

                       POST-EFFECTIVE AMENDMENT NO. 29               |X|

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                         |_|

                              AMENDMENT NO.  30                      |X|

                        (CHECK APPROPRIATE BOX OR BOXES.)

                         MONY AMERICA VARIABLE ACCOUNT L
                           (EXACT NAME OF REGISTRANT)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                  Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                              Christopher E. Palmer
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------


It is proposed that this filing will become effective (check appropriate box)

     |_|    immediately upon filing pursuant to paragraph (b) of Rule 485.

     |X|    on April 30, 2008 pursuant to paragraph (b) of Rule 485.

     |_|    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     |_|    on                      pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     |_|   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 -------------

      TITLE OF SECURITIES BEING REGISTERED: Units of interest in a separate account under flexible premium variable life insurance policies.

===============================================================================

MONY America Variable Account L

Corporate Sponsored
Variable Universal Life Insurance Policy


PROSPECTUS DATED MAY 1, 2008


Issued by

MONY Life Insurance Company of America
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This prospectus describes an individual flexible premium variable life insurance policy offered by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"). We designed the Policy for use in corporate owned life insurance programs, and offer it to corporations and to similar organizations operating under the banking laws of the United States or one or more states of the United States. This prospectus provides a description of all material provisions of the Policy. The Policy provides life insurance protection and premium flexibility.


We offer two death benefit options under the Policy. We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any Outstanding Debt you owe us.

Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. Subject to state approval, for policies issued on or after August 1, 2004, the effective annual rate for premium payments invested in a fixed option will be at least 3.0%. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of one of the following portfolios:





----------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds -- Series I Shares
----------------------------------------------------------------------------------------------------------------
o AIM V.I. Financial Services Fund                                     o AIM V.I. Technology Fund
o AIM V.I. Global Health Care Fund
----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust -- Class A Shares
----------------------------------------------------------------------------------------------------------------
o AXA Aggressive Allocation Portfolio                                  o AXA Moderate-Plus Allocation Portfolio
o AXA Conservative Allocation Portfolio                                o Multimanager Core Bond Portfolio
o AXA Conservative-Plus Allocation Portfolio                           o Multimanager Large Cap Value Portfolio
o AXA Moderate Allocation Portfolio
----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust -- Class B Shares
----------------------------------------------------------------------------------------------------------------
o Multimanager Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. -- Initial Shares
----------------------------------------------------------------------------------------------------------------
o Dreyfus Stock Index Fund, Inc.
----------------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
----------------------------------------------------------------------------------------------------------------
o EQ/AllianceBernstein Common Stock Portfolio                          o EQ/Capital Guardian Growth Portfolio
o EQ/AllianceBernstein International                                   o EQ/Capital Guardian Research Portfolio
  Portfolio                                                            o EQ/Government Securities Portfolio
o EQ/AllianceBernstein Quality Bond                                    o EQ/JPMorgan Core Bond Portfolio
  Portfolio                                                            o EQ/JPMorgan Value Opportunities Portfolio
o EQ/AllianceBernstein Small Cap                                       o EQ/Long Term Bond Portfolio
  Growth Portfolio                                                     o EQ/Lord Abbett Mid Cap Value
o EQ/AllianceBernstein Value Portfolio                                   Portfolio
o EQ/BlackRock International Value                                     o EQ/Money Market Portfolio
  Portfolio                                                            o EQ/Short Duration Bond Portfolio
o EQ/Bond Index Portfolio                                              o EQ/Small Company Index Portfolio
o EQ/Boston Advisors Equity Income                                     o EQ/Van Kampen Mid Cap Growth
  Portfolio                                                              Portfolio
o EQ/Calvert Socially Responsible                                      o EQ/Van Kampen Real Estate Portfolio
  Portfolio
----------------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IB Shares
----------------------------------------------------------------------------------------------------------------
o All Asset Allocation Portfolio                                       o EQ/Montag & Caldwell Growth Portfolio
o EQ/Caywood-Scholl High-Yield Bond Portfolio                          o EQ/PIMCO Real Return Portfolio
o EQ/GAMCO Small Company Value Portfolio                               o EQ/T. Rowe Price Growth Stock Portfolio
o EQ/International Growth Portfolio
----------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products (VIP) -- Initial Class Shares
----------------------------------------------------------------------------------------------------------------
o Asset Manager(SM) Portfolio                                          o Growth & Income Portfolio
o Contrafund(R) Portfolio
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust - Class 2 Shares
----------------------------------------------------------------------------------------------------------------
o Franklin Income Securities Fund
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -- Institutional Shares
----------------------------------------------------------------------------------------------------------------
o Forty Portfolio                                                      o Mid Cap Growth Portfolio
o International Growth Portfolio                                       o Worldwide Growth Portfolio
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
----------------------------------------------------------------------------------------------------------------
o Mid Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust(SM) -- Initial Class Shares
----------------------------------------------------------------------------------------------------------------
o MFS(R) Utilities Series
----------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -- Class I Shares
----------------------------------------------------------------------------------------------------------------
o Emerging Markets Debt Portfolio                                      o Global Value Equity Portfolio
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -- Initial Class Shares
----------------------------------------------------------------------------------------------------------------
o Worldwide Bond Fund                                                  o Worldwide Hard Assets Fund
o Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------


You bear the investment risk if you allocate your premium payments to the variable account. We take the investment risk of premium payments allocated to the Guaranteed Interest Account and the Fixed Separate Account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.

If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy or to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy.

Although this prospectus is primarily designed for potential purchasers of the Policy, you may have previously purchased a Policy and be receiving this prospectus as a current Owner. If you are an Owner, you should note that the options, features and charges of the Policy may have varied over time. For more information about the particular options, features and charges applicable to your Policy, please contact your financial professional and/or refer to your Policy.




The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          x01952
                                                                        MLA-COLI

Table of Contents
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1. BENEFITS AND RISKS SUMMARY                                                1
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Policy benefits                                                              1
Policy risks                                                                 2
Portfolio risks                                                              3
Fee tables                                                                   4


--------------------------------------------------------------------------------
2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                            9
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MONY Life Insurance Company of America                                       9
MONY America Variable Account L                                              9


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3. THE PORTFOLIOS                                                           10
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Your right to vote portfolio shares                                         14
Disregard of voting instructions                                            14


--------------------------------------------------------------------------------
4. THE GUARANTEED INTEREST ACCOUNT AND THE FIXED SEPARATE ACCOUNT           15
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The Guaranteed Interest Account                                             15
The Fixed Separate Account                                                  15


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5. THE POLICY                                                               17
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Applying for a Policy                                                       17
Temporary insurance coverage                                                17
Policy Date                                                                 17
Backdating                                                                  17
Underwriting                                                                17
Owner                                                                       17
Right to examine a Policy -- Right to Return Policy Period                  17


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6. PREMIUMS                                                                 18
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General                                                                     18
Initial premium                                                             18
Case premiums                                                               18
Tax-free "Section 1035" exchanges                                           18
Scheduled premiums                                                          18
Unscheduled premiums                                                        18
Repayment of outstanding debt                                               19
Allocating net premiums                                                     19
Limit on premium payments allocated to the
     Guaranteed Interest Account or the Fixed Separate Account              19


i  Table of Contents

--------------------------------------------------------------------------------
7. HOW YOUR ACCOUNT VALUE VARIES                                            20
--------------------------------------------------------------------------------
Account Value                                                               20
Surrender Value                                                             20
Subaccount Values                                                           20
Subaccount Unit Value                                                       20
Guaranteed Interest Account Value                                           20
Fixed Separate Account Value                                                20


--------------------------------------------------------------------------------
8. TRANSFERS                                                                21
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Transfers by third parties                                                  21
Disruptive transfer activity                                                22


--------------------------------------------------------------------------------
9. DEATH BENEFITS                                                           23
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Amount of Death Benefit proceeds payable                                    23
Death Benefit options                                                       23
Examples of Options 1 and 2                                                 24
How we determine the Death Proceeds                                         24
Changing Death Benefit options                                              24
Changing the Target Death Benefit                                           24
Increases                                                                   24
Decreases                                                                   25


--------------------------------------------------------------------------------
10. OPTIONAL INSURANCE BENEFITS                                             26
--------------------------------------------------------------------------------
Adjustable Term Insurance Rider                                             26
Enhanced Cash Value Rider                                                   26
Guaranteed Death Benefit Rider                                              27
Maturity Extension Rider                                                    27


--------------------------------------------------------------------------------
11. ACCESSING YOUR MONEY                                                    28
--------------------------------------------------------------------------------
Surrender                                                                   28
Partial surrender                                                           28
Effect of partial surrenders on Account Value and
     Death Benefit proceeds                                                 28
Loans                                                                       28
Effect of loans                                                             29


--------------------------------------------------------------------------------
12. TERMINATION                                                             30
--------------------------------------------------------------------------------
General                                                                     30
Amounts you must pay to prevent lapse                                       30
A Policy will remain in effect during the grace period                      30
Reinstatement                                                               30


--------------------------------------------------------------------------------
13. PAYMENTS                                                                31
--------------------------------------------------------------------------------

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14. CHARGES AND DEDUCTIONS                                                  32
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Deductions from premiums                                                    32
Deductions from Account Value -- the monthly deductions                     32
Transaction and other charges                                               34
Corporate purchasers -- reduction of charges                                34


--------------------------------------------------------------------------------
15. TAX CONSIDERATIONS                                                      35
--------------------------------------------------------------------------------
Introduction                                                                35
Tax status of the Policy                                                    35
Tax treatment of Policy benefits                                            35
Our income taxes                                                            38


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16. OTHER POLICY INFORMATION                                                39
--------------------------------------------------------------------------------
Policy Illustrations                                                        39
Right to exchange Policy                                                    39
Misstatement of age or gender                                               39
Suicide exclusion                                                           39
Incontestability                                                            39
Settlement options                                                          39
Legal proceedings                                                           39
Variations among policies                                                   39


--------------------------------------------------------------------------------
17. ADDITIONAL INFORMATION                                                  40
--------------------------------------------------------------------------------
Distribution of the policies                                                40
Other information                                                           41


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18. FINANCIAL STATEMENTS                                                    42
--------------------------------------------------------------------------------

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APPENDIX A -- GLOSSARY                                                     A-1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
--------------------------------------------------------------------------------

Statement of Additional Information -- Table of contents



This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.


                                                           Table of Contents  ii

1. Benefits and risks summary

--------------------------------------------------------------------------------

This summary provides you with a brief overview of the benefits and risks associated with the Policy. You should read the entire Prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this Prospectus. If you are purchasing this Policy as part of a qualified plan, please consider all the features of this Policy. This Policy provides tax-deferral. Please consult your agent and refer to your Policy for details. For your convenience, we have defined certain terms we use in the Glossary at the end of the Prospectus.


POLICY BENEFITS


LIFE INSURANCE PROTECTION

o The Policy provides a means for Owners to accumulate life insur ance cash values and death benefits. Proceeds under the Policy can generally pass free of federal and state income tax at the death of an Insured.

o We will pay a Death Benefit to the Beneficiary after the death of an Insured while a Policy is in effect and before the Insured's 95th birthday. There are three decisions you must make about the Death Benefit. First, when you apply for your Policy, you must decide which death benefit compliance test you would like - the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Second, you must decide how much life insurance coverage (the Specified Amount and any term insurance you add by rider) you need on each Insured's life. Finally, you must choose a Death Benefit option.

o We offer two Death Benefit options. Under Option 1, the Death Benefit equals the greater of: (1) the Specified Amount in force on the Insured's date of death, plus any increase in Account Value since the last Monthly Anniversary Day, plus any term insurance you may have added by rider; or (2) the Cash Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (1) the Specified Amount in force on the Insured's date of death, plus the Account Value on the date of death, plus any term insurance you may have added by rider; or (2) the Cash Value on the date of death multiplied by a death benefit percentage.

o You may change the Specified Amount and the Death Benefit option that you selected within limits specified in the Policy. Changing the Specified Amount or the Death Benefit Option may have tax consequences.

o During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See "Termination."


CASH BENEFITS

o You may borrow against your Policy for up to 90% of Account Value less any Outstanding Debt on the date of the loan. If you do, we will transfer an amount equal to the loan from the subaccounts, the Fixed Separate Account and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit Proceeds and from the amount you receive at surrender. A loan may have tax consequences.

o You may request a partial surrender at any time. Partial surren ders must be for at least $500. A partial surrender may decrease the Specified Amount and may decrease your Death Benefit. Also, a partial surrender may have tax consequences.

o You can surrender your Policy at any time for its Cash Value, plus any increase in Cash Value added by the Enhanced Cash Value Rider, less any Outstanding Debt. A surrender may have tax consequences.

o You decide how we pay Proceeds under the Policy. We may pay the Cash Value and the Death Benefit Proceeds as a lump sum or under one of our settlement options.

VARIETY OF INVESTMENT OPTIONS

o In most states, you may allocate Net Premiums (your premium less the deductions we take) after we deem the Right to Return Policy Period to have ended among the subaccounts, the Guaranteed Interest Account, and the Fixed Separate Account. In other states, you may allocate Net Premiums immediately.

o The subaccounts invest in a wide variety of Funds that cover a broad spectrum of investment objectives and risk tolerances. Amounts invested in the subaccounts will go up and down in value depending on the investment experience of the Fund portfolio in which the subaccount invested.

o The Guaranteed Interest Account is part of our General Account. We will credit interest at an effective annual rate of at least 3.0% on amounts invested in the Guaranteed Interest Account.

o The Fixed Separate Account is a pool of assets held in a separate account. We will credit interest at an effective annual rate of at least 3.0% on amounts invested in the Fixed Separate Account. The interest credited does not reflect the investment performance of the underlying assets.

o Due to banking regulations, your choice of investment options may be more limited if you apply for the Policy through a bank owned life insurance policy.

o As your needs or financial goals change, you can change your investment mix. You may transfer Account Value among any of the subaccounts or between the subaccounts, the Guaranteed Interest Account, or the Fixed Separate Account while continuing to defer current income taxes.


1  Benefits and risks summary

o The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



DOLLAR-COST AVERAGING

o Under our dollar-cost averaging program, you may transfer Account Value on a monthly or quarterly basis from the EQ/Money Market subaccount to any other subaccount through written request or other method acceptable to us. By investing the same amount on a regular basis, concerns about the market could be lessened. This strategy, however, does not guarantee that any Fund will gain in value, and does not protect against a decline in value if market prices fall.


PORTFOLIO REBALANCING

o Our portfolio rebalancing program may help prevent a well- conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Policy. The program, however, does not guarantee a gain or protect against an investment loss.


SUPPLEMENTAL INSURANCE BENEFITS

o You may add additional insurance and other benefits to your Policy by rider. Please see "Optional insurance benefits" for a description of the other optional benefits that we offer.


POLICY RISKS


POSSIBLE ADVERSE TAX CONSEQUENCES

o In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test.

o Depending on the total amount of premiums you pay, the con tract may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, pledges, as well as Policy loans, will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of certain full and partial surrenders, pledges and loans. If the Policy is not treated as a MEC, full and partial surrenders will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax and pledges and loans should not be taxable. You should consult a qualified tax adviser for assistance in all tax matters involving your Policy. Please see "Tax considerations" for further tax information.


TERMINATION

o If the value of a Policy can no longer cover the Policy's monthly deduction and any loan interest due, the Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce Account Value to too low an amount and/or if the investment experience of your selected subaccounts is unfavorable, then the Policy could terminate. In that case, the Owner will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, the Policy will terminate without value; all rights and benefits under the Policy, including insurance coverage, will end. After termination, you may reinstate your Policy within five years subject to certain conditions.


PARTIAL SURRENDER LIMITATIONS

o The minimum partial surrender amount is $500 (plus its appli cable partial surrender fee). Partial surrenders may reduce the Death Benefit and the Specified Amount under your Policy, and will reduce your Account Value in the subaccounts, Guaranteed Interest Account, and the Fixed Separate Account. Federal income taxes and a penalty tax may apply to partial surrenders.


EFFECTS OF POLICY LOANS

o A Policy loan, whether or not repaid, will affect your Policy's value over time because we transfer the amount of the loan from the subaccount and/or the Guaranteed Interest Account and the Fixed Separate Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and does not participate in the interest credited to the Guaranteed Interest Account and the Fixed Separate Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account, the Fixed Separate Account, and the Loan Account, the effect could be favorable or unfavorable.


                                                   Benefits and risks summary  2

o A Policy loan also reduces Death Benefit Proceeds. A loan could make it more likely that a Policy would terminate. There is a risk that the loan will reduce your Cash Value to an amount that will cause a Policy to lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid your Policy's termination without value and the end of insurance coverage.


POLICY IS ONLY SUITED FOR LONG-TERM PROTECTION

o We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part of your Account Value in the near future.


PORTFOLIO RISKS

Your Policy's value will depend upon the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of a Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Account Value, if investment results are too low, the Account Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept your Policy in force for a substantial time, you may be able to draw upon Account Value through partial surrenders and Policy loans. Poor investment performance may also lower the amount of the Death Benefit payable under the Policy. The Funds provide a comprehensive description of the risks of each portfolio in their prospectuses.


3  Benefits and risks summary

FEE TABLES

The following tables describe the fees and expenses that you may pay when buying, owning and surrendering the Policy. If the amount of the charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of an Insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making cash withdrawals, transferring Account Value among the subaccounts and the Guaranteed Interest Account and/or the Fixed Separate Account, or taking a loan.


------------------------------------------------------------------------------------------------------------------------------------
                                                   Transaction Fees
------------------------------------------------------------------------------------------------------------------------------------
 Charge                  When Charge is Deducted                          Maximum Guaranteed Charge(1)
------------------------------------------------------------------------------------------------------------------------------------
Sales Charge(2)         Upon receipt of each premium payment during      9.0% of premium paid up to Target Premium
                        the first ten policy years and during the ten
                        policy years following an increase in Specified
                        Amount
------------------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge(3)   Upon receipt of each premium payment             4.0% of premium paid
------------------------------------------------------------------------------------------------------------------------------------
DAC Charge(4)           Upon receipt of each premium payment             1.25% of premium paid
------------------------------------------------------------------------------------------------------------------------------------
Partial Surrender Fee   Upon a partial surrender under the Policy        The lesser of $25 or 2% of the amount
                                                                         surrendered
------------------------------------------------------------------------------------------------------------------------------------
Transfer Fee(5)         Upon transfer of Account Value after the 12th    $25 per transfer
                        transfer per policy year
------------------------------------------------------------------------------------------------------------------------------------
Reinstatement Fee       At the time the Policy is reinstated             $150
------------------------------------------------------------------------------------------------------------------------------------

(1) The maximum guaranteed charge may be lower for your Policy. Please see your Policy's schedule pages for more information.

(2) The maximum guaranteed sales charge under your Policy will depend on our distribution expenses and only is deducted up to the Target Premium. The Target Premium is an amount equal to the maximum amount of premium which may be paid for a death benefit Option 1 policy without violating the limits imposed by the federal income tax law definition of a modified endowment contract. Our distribution expenses may be affected by the characteristics of the Insured's issue age, gender and risk class under the Policy and the duration of Policy. We may refund a portion of the sales charge if the Policy is surrendered during the first three policy years and is not in default. You may obtain more information about your sales charge by contacting us.

(3) We reserve the right to increase the charge for taxes due to any change in tax law or due to any change in the relevant tax cost to us.

(4) The DAC Charge is used to cover our estimated costs of federal income tax treatment of deferred acquisition costs.

(5) Currently, there is no charge on transfers among investment options.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
                                   Periodic Charges Other Than Portfolio Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
                Charge                              When Charge is Deducted
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge(6)                On the Policy Date, the effective date
                                           of each coverage segment(8), and each
                                           Monthly Anniversary Day

  o Minimum and Maximum Charge(7)                                                       $0.08 to $83.33 per $1,000 of Net Amount at
                                                                                        Risk(9)

  o Charge for a 50 year-old male                                                       $0.45 per $1,000 of Net Amount at Risk
    non-smoking Insured; second policy
    year; Policy issued on a guaranteed
    issue basis
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge(10)      On the Policy Issue Date and each Monthly    0.05% per month (0.60% annually) of Account
                                           Anniversary Day                              Value in the Variable Account
------------------------------------------------------------------------------------------------------------------------------------
Administrative Charge(11)                  On the Policy Issue Date and each Monthly    $ 12.50
                                           Anniversary Day
------------------------------------------------------------------------------------------------------------------------------------
Loan Interest Spread(12)                   On each policy anniversary after loan is     0.60% (effective annual rate) of loan amount
                                           taken or upon death, surrender, or lapse,
                                           if earlier
------------------------------------------------------------------------------------------------------------------------------------

(6) The cost of insurance charge and the cost of insurance charge for the Adjustable Term Insurance Rider assessed under the Policy depend on the Insured's issue age (or age on the effective date of increase of Specified Amount), gender, risk class, and the duration of the Policy (or the increase in Specified Amount). The cost of insurance charge shown in the


                                                    Benefits and risks summary 4
     table may not be representative of the charge that a particular Owner will pay. Please see each Policy's schedule pages for more information about the guaranteed cost of insurance charge that applies to a particular Policy. You may obtain more information about your cost of insurance charge by contacting us.


(7) The minimum guaranteed cost of insurance charge assumes an Insured with the following characteristics: female, nonsmoker, and age 20. The maximum guaranteed cost of insur ance charge assumes an Insured with the following characteristics: all Insureds attained age 99.


(8) A coverage segment is the initial Specified Amount; each increase in Specified Amount is its own coverage segment.

(9) The maximum charge does not reflect any additional underwriting rating. A rating is an increased charge levied by an insurance company to reflect the increased risks it assumes because of the health status of the Insured.

(10) We will lower the mortality expense and risk charge after the 10th Policy year to at least 0.0375% per month (0.45% annually) of Account Value in the Variable Account.

(11) The administrative charge currently is $12.50 per month during the first three Policy years for Policies issued on a medically underwritten basis, and then becomes $7.50 per month on and after the third Policy anniversary. The administrative charge currently is $10.50 per month for the first three Policy years for Policies issued on a guaranteed issued basis, and then becomes $7.50 per month on and after the third Policy anniversary.

(12) The loan interest spread is the difference between the amount of interest we charge you on loans and the amount of interest we credit to amounts held in the Loan Account to secure your loans. We guarantee that the maximum interest we charge on loans will not exceed an annual rate of 4.60%. We guarantee that the minimum interest we credit to your amounts held in the Loan Account to secure your loans will be at least equal to an annual rate of 3.0% during all Policy years.

------------------------------------------------------------------------------------------------------------------------------------
                                                 Optional Rider Charges
               Rider                             When Charge is Deducted                       Amount Deducted
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge for Adjustable
Term Insurance Rider(6)

o Minimum and Maximum Charge(13)           On the Policy Date and each Monthly   $0.08 to $83.33 per $1,000 of Net Amount at
                                           Anniversary Day                       Risk
------------------------------------------------------------------------------------------------------------------------------------
o Charge for a 50 year-old male            On the Policy Date and each Monthly   $0.45 per $1,000 of Net Amount at Risk
  non-smoking Insured; second Policy       Anniversary Day
  year; Policy issued on a guaranteed
  issue basis
------------------------------------------------------------------------------------------------------------------------------------
Enhanced Cash Value Rider                  --                                    No Charge
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Death Benefit Rider             On the Policy Date and each Monthly   $0.01 per $1,000 of Specified Amount
                                           Anniversary Day
------------------------------------------------------------------------------------------------------------------------------------
Maturity Extension Rider                   --                                    No Charge
------------------------------------------------------------------------------------------------------------------------------------

(13) The minimum guaranteed cost of insurance charge for the Adjustable Term Insurance Rider assumes an Insured with the following characteristics: female, nonsmoker, preferred, issue age 18, 0 years since issue of the rider, and minimum Specified Amount of $100,000. The maximum guaranteed cost of insurance charge for the rider assumes an Insured with the following characteristics: all Insureds at age 99.


5 Benefits and risks summary

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2007. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table, see the portfolio prospectuses for the portfolios which accompany this Prospectus.



--------------------------------------------------------------------------------
                    Total Annual Portfolio Operating Expenses
              (expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
                                                     Minimum     Maximum
                                                     -------     -------
Total Annual Portfolio Operating Expenses*           0.27%        1.57%
--------------------------------------------------------------------------------


* Total annual portfolio operating expenses are expenses that are deducted from portfolio company assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.


The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2007. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using.

       ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2007
                        (as a percentage of average net assets)



----------------------------------------------------------------------------------------
                                                               Distribu-
                                                               tion and
                                                    Manage-     Service
                                                     ment       (12b-1)        Other
 Portfolio Name                                     Fees(1)     Fees(2)    Expenses(3)
AIM Variable Insurance Funds -- Series I Shares
----------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund(6)               0.75%        --         0.36%
AIM V.I. Global Health Care Fund(6)               0.75%        --         0.32%
AIM V.I. Technology Fund(6)                       0.75%        --         0.35%
----------------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class A Shares
----------------------------------------------------------------------------------------
AXA Aggressive Allocation Portfolio               0.10%        --         0.17%
AXA Conservative Allocation Portfolio             0.10%        --         0.21%
AXA Conservative-Plus Allocation Portfolio        0.10%        --         0.19%
AXA Moderate Allocation Portfolio                 0.10%        --         0.17%
AXA Moderate-Plus Allocation Portfolio            0.10%        --         0.17%
Multimanager Core Bond Portfolio                  0.58%        --         0.18%
Multimanager Large Cap Value Portfolio            0.87%        --         0.20%
----------------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class B Shares
----------------------------------------------------------------------------------------
Multimanager Small Cap Growth Portfolio           1.05%      0.25%        0.27%
----------------------------------------------------------------------------------------
 Dreyfus Stock Index Fund, Inc. -- Initial Shares
----------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                    0.25%        --         0.02%
----------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
----------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock Portfolio       0.47%        --         0.13%
EQ/AllianceBernstein International Portfolio      0.71%        --         0.18%
EQ/AllianceBernstein Quality Bond Portfolio       0.50%        --         0.14%
EQ/AllianceBernstein Small Cap Growth Portfolio   0.74%        --         0.13%
EQ/AllianceBernstein Value Portfolio              0.59%        --         0.12%
EQ/BlackRock International Value Portfolio        0.81%        --         0.19%
EQ/Bond Index Portfolio                           0.35%        --         0.35%
EQ/Boston Advisors Equity Income Portfolio        0.75%        --         0.14%
EQ/Calvert Socially Responsible Portfolio         0.65%        --         0.23%
EQ/Capital Guardian Growth Portfolio              0.65%        --         0.14%
EQ/Capital Guardian Research Portfolio            0.63%        --         0.13%
EQ/Government Securities Portfolio                0.50%        --         0.23%
EQ/JPMorgan Core Bond Portfolio                   0.43%        --         0.13%
EQ/JPMorgan Value Opportunities Portfolio         0.60%        --         0.14%
EQ/Long Term Bond Portfolio                       0.40%        --         0.13%
EQ/Lord Abbett Mid Cap Value Portfolio            0.70%        --         0.15%
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                  Acquired
                                                 Fund Fees      Total
                                                    and         Annual
                                                  Expenses     Expenses    Fee Waiv-    Net Annual
                                                  (Under-       (Before   ers and/or     Expenses
                                                   lying        Expense     Expense       (After
                                                   Port-        Limita-   Reimburse-     Expense
 Portfolio Name                                    folios)(4)    tions)     ments(5)    Limitations)
--------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds -- Series I Shares
--------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund(6)                   --         1.11%        0.00%      1.11%
AIM V.I. Global Health Care Fund(6)                 0.01%        1.08%       (0.01)%     1.07%
AIM V.I. Technology Fund(6)                         0.01%        1.11%        0.00%      1.11%
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class A Shares
--------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation Portfolio                 0.92%        1.19%       (0.17)%     1.02%
AXA Conservative Allocation Portfolio               0.69%        1.00%       (0.21)%     0.79%
AXA Conservative-Plus Allocation Portfolio          0.76%        1.05%       (0.19)%     0.86%
AXA Moderate Allocation Portfolio                   0.82%        1.09%       (0.17)%     0.92%
AXA Moderate-Plus Allocation Portfolio              0.86%        1.13%       (0.17)%     0.96%
Multimanager Core Bond Portfolio                      --         0.76%       (0.01)%     0.75%
Multimanager Large Cap Value Portfolio                --         1.07%        0.00%      1.07%
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class B Shares
--------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth Portfolio               --         1.57%       (0.02)%     1.55%
--------------------------------------------------------------------------------------------------------
 Dreyfus Stock Index Fund, Inc. -- Initial Shares
--------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                        --         0.27%        0.00%      0.27%
--------------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock Portfolio           --         0.60%          --       0.60%
EQ/AllianceBernstein International Portfolio          --         0.89%       (0.04)%     0.85%
EQ/AllianceBernstein Quality Bond Portfolio           --         0.64%          --       0.64%
EQ/AllianceBernstein Small Cap Growth Portfolio       --         0.87%          --       0.87%
EQ/AllianceBernstein Value Portfolio                  --         0.71%       (0.01)%     0.70%
EQ/BlackRock International Value Portfolio            --         1.00%        0.00%      1.00%
EQ/Bond Index Portfolio                               --         0.70%       (0.25)%     0.45%
EQ/Boston Advisors Equity Income Portfolio            --         0.89%       (0.09)%     0.80%
EQ/Calvert Socially Responsible Portfolio             --         0.88%       (0.08)%     0.80%
EQ/Capital Guardian Growth Portfolio                0.01%        0.80%       (0.09)%     0.71%
EQ/Capital Guardian Research Portfolio                --         0.76%       (0.06)%     0.70%
EQ/Government Securities Portfolio                    --         0.73%        0.00%      0.73%
EQ/JPMorgan Core Bond Portfolio                       --         0.56%        0.00%      0.56%
EQ/JPMorgan Value Opportunities Portfolio             --         0.74%       (0.04)%     0.70%
EQ/Long Term Bond Portfolio                           --         0.53%        0.00%      0.53%
EQ/Lord Abbett Mid Cap Value Portfolio                --         0.85%       (0.05)%     0.80%
--------------------------------------------------------------------------------------------------------


                                                    Benefits and risks summary 6

    ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2007
                                  (CONTINUED)
                     (as a percentage of average net assets)



------------------------------------------------------------------------------------
                                                        Distribu-
                                                        tion and
                                             Manage-     Service
                                              ment       (12b-1)      Other
 Portfolio Name                              Fees(1)     Fees(2)    Expenses(3)
------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
------------------------------------------------------------------------------------
EQ/Money Market Portfolio                     0.32%        --         0.13%
EQ/Short Duration Bond Portfolio              0.43%        --         0.15%
EQ/Small Company Index Portfolio              0.25%        --         0.14%
EQ/Van Kampen Mid Cap Growth Portfolio        0.70%        --         0.15%
EQ/Van Kampen Real Estate Portfolio           0.90%        --         0.21%
------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB Shares
------------------------------------------------------------------------------------
All Asset Allocation Portfolio                0.10%      0.25%        0.20%
EQ/Caywood-Scholl High Yield Bond Portfolio   0.60%      0.25%        0.16%
EQ/GAMCO Small Company Value Portfolio        0.76%      0.25%        0.12%
EQ/International Growth Portfolio             0.85%      0.25%        0.27%
EQ/Montag & Caldwell Growth Portfolio         0.75%      0.25%        0.15%
EQ/PIMCO Real Return Portfolio                0.55%      0.25%        0.14%
EQ/T. Rowe Price Growth Stock Portfolio       0.79%      0.25%        0.14%
------------------------------------------------------------------------------------
 Fidelity(R) Variable Insurance Products (VIP) -- Initial Class Shares
------------------------------------------------------------------------------------
Asset Manager(SM) Portfolio                   0.51%        --         0.12%
Contrafund(R) Portfolio                       0.56%        --         0.09%
Growth and Income Portfolio                   0.46%        --         0.12%
------------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance Products Trust -- Class 2 Shares
------------------------------------------------------------------------------------
Franklin Income Securities Fund               0.45%      0.25%        0.02%
------------------------------------------------------------------------------------
 Janus Aspen Series -- Institutional Shares
------------------------------------------------------------------------------------
Forty Portfolio(7)                            0.64%        --         0.05%
International Growth Portfolio                0.64%        --         0.06%
Mid Cap Growth Portfolio                      0.64%        --         0.04%
Worldwide Growth Portfolio(8)                 0.65%        --         0.02%
------------------------------------------------------------------------------------
 Janus Aspen Series -- Service Shares
------------------------------------------------------------------------------------
Mid Cap Value Portfolio(8)                    0.60%      0.25%        0.41%
------------------------------------------------------------------------------------
 MFS(R) Variable Insurance Trust(SM) -- Initial Class Shares
------------------------------------------------------------------------------------
MFS(R) Utilities Series                       0.75%        --         0.10%
------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. -- Class I Shares
------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio               0.75%        --         0.31%
Global Value Equity Portfolio                 0.67%        --         0.33%
------------------------------------------------------------------------------------
 Van Eck Worldwide Insurance Trust -- Initial Class Shares
------------------------------------------------------------------------------------
Worldwide Bond Fund                           1.00%        --         0.32%
Worldwide Emerging Markets Fund               1.00%        --         0.23%
Worldwide Hard Assets Fund                    1.00%        --         0.01%
------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                 Acquired
                                                Fund Fees     Total
                                                   and       Annual
                                                Expenses    Expenses    Fee Waiv-    Net Annual
                                                 (Under-     (Before   ers and/or     Expenses
                                                  lying      Expense     Expense       (After
                                                  Port-      Limita-   Reimburse-     Expense
 Portfolio Name                                folios)(4)    tions)     ments(5)    Limitations)
-------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
-------------------------------------------------------------------------------------------------
EQ/Money Market Portfolio                       --         0.45%          --       0.45%
EQ/Short Duration Bond Portfolio                --         0.58%        0.00%      0.58%
EQ/Small Company Index Portfolio                --         0.39%        0.00%      0.39%
EQ/Van Kampen Mid Cap Growth Portfolio          --         0.85%       (0.05)%     0.80%
EQ/Van Kampen Real Estate Portfolio             --         1.11%       (0.10)%     1.01%
-------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB Shares
-------------------------------------------------------------------------------------------------
All Asset Allocation Portfolio                0.84%        1.39%       (0.20)%     1.19%
EQ/Caywood-Scholl High Yield Bond Portfolio     --         1.01%       (0.01)%     1.00%
EQ/GAMCO Small Company Value Portfolio          --         1.13%        0.00%      1.13%
EQ/International Growth Portfolio               --         1.37%        0.00%      1.37%
EQ/Montag & Caldwell Growth Portfolio           --         1.15%        0.00%      1.15%
EQ/PIMCO Real Return Portfolio                  --         0.94%       (0.04)%     0.90%
EQ/T. Rowe Price Growth Stock Portfolio         --         1.18%       (0.03)%     1.15%
-------------------------------------------------------------------------------------------------
 Fidelity(R) Variable Insurance Products (VIP) -- Initial Class Shares
-------------------------------------------------------------------------------------------------
Asset Manager(SM) Portfolio                     --         0.63%          --       0.63%
Contrafund(R) Portfolio                         --         0.65%          --       0.65%
Growth and Income Portfolio                     --         0.58%          --       0.58%
-------------------------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance Products Trust -- Class 2 Shares
-------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                 --         0.72%        0.00%      0.72%
-------------------------------------------------------------------------------------------------
 Janus Aspen Series -- Institutional Shares
-------------------------------------------------------------------------------------------------
Forty Portfolio(7)                            0.01%        0.70%          --       0.70%
International Growth Portfolio                  --         0.70%          --       0.70%
Mid Cap Growth Portfolio                        --         0.68%          --       0.68%
Worldwide Growth Portfolio(8)                   --         0.67%          --       0.67%
-------------------------------------------------------------------------------------------------
 Janus Aspen Series -- Service Shares
-------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio(8)                    0.01%        1.27%          --       1.27%
-------------------------------------------------------------------------------------------------
 MFS(R) Variable Insurance Trust(SM) -- Initial Class Shares
-------------------------------------------------------------------------------------------------
MFS(R) Utilities Series                         --         0.85%       (0.03)%     0.82%
-------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. -- Class I Shares
-------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio                 --         1.06%        0.00%      1.06%
Global Value Equity Portfolio                 0.01%        1.01%        0.00%      1.01%
-------------------------------------------------------------------------------------------------
 Van Eck Worldwide Insurance Trust -- Initial Class Shares
-------------------------------------------------------------------------------------------------
Worldwide Bond Fund                             --         1.32%       (0.22)%     1.10%
Worldwide Emerging Markets Fund                 --         1.23%        0.00%      1.23%
Worldwide Hard Assets Fund                    0.01%        1.02%        0.00%      1.02%
-------------------------------------------------------------------------------------------------


1. The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote 5 for any expense limitation agreement information.

2. Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policies.


3. Other expenses shown are those incurred in 2007. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote 5 for any expense limitation agreement.

4. Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

5. The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each portfolio. The absence of an applicable expense limitation is indicated by a dash ("--"). That the expense limitation arrangement did not result in a fee waiver or reimbursement is indicated by "0.00%." AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable



7 Benefits and risks summary
    has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total annual expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. AIM Variable Insurance Funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense of short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
    (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2009. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust, EQ Advisors Trust and Fidelity(R) Variable Insurance Products (VIP) is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below:
    ---------------------------------------------------------
                        Portfolio Name
    ---------------------------------------------------------
    Multimanager Large Cap Value Portfolio            1.01%
    Multimanager Small Cap Growth Portfolio           1.35%
    EQ/AllianceBernstein Common Stock Portfolio       0.59%
    EQ/AllianceBernstein Small Cap Growth Portfolio   0.86%
    EQ/AllianceBernstein Value Portfolio              0.62%
    EQ/Lord Abbett Mid Cap Value Portfolio            0.79%
    EQ/Van Kampen Mid Cap Growth Portfolio            0.79%
    EQ/GAMCO Small Company Value Portfolio            1.10%
    EQ/Montag & Caldwell Growth Portfolio             1.13%
    EQ/T. Rowe Price Growth Stock Portfolio           0.87%
    Fidelity(R) Asset Manager(SM) Portfolio           0.62%
    Fidelity(R) Contrafund(R) Portfolio               0.64%
    ---------------------------------------------------------

6. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through at least April 30, 2009.

    Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.

    Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. Fee Waiver reflects this agreement. This waiver agreement is in effect through at least April 30, 2009.

7. Dividends or interest on short sales, which are paid to the lender of borrowed securities, are considered Other Expenses. Such expenses will vary depending on whether the secu rities the Portfolio sells short pay dividends or interest and the amount of such dividends or interest. Including such short sale dividends of 0.02%, Other Expenses total 0.05%.

8. The Janus Aspen Series Mid Cap Value Portfolio and Worldwide Growth Portfolio pay an investment advisory fee rate that may adjust up or down based upon the Portfolio's per formance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2008 and may increase or decrease the management fee rate. Please see the Janus Aspen Series prospectus and Statement of Additional Information for further detail on this performance adjustment. The Janus Aspen Series Mid Cap Value Portfolio has entered into an agreement with Janus Capital Management LLC ("Janus Capital") to limit certain expenses. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


We may offer other variable life insurance policies which also may invest in the same (or many of the same) Fund portfolios offered under the Policy. These policies may have different charges that could affect their subaccounts' performance, and they may offer different benefits.

For information concerning compensation paid for the sale of the Policies, see "Distribution of the Policy."

                                                    Benefits and risks summary 8

2. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA

MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.


MONY AMERICA VARIABLE ACCOUNT L

We established MONY America Variable Account L as a separate account under Arizona law on February 19, 1985. We divided the Variable Account into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds.


The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Realized or unrealized income, gains or losses of the Variable Account are credited or charged against the Variable Account without regard to the other income, gains or losses of the Company. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account. We may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned.


CHANGES TO THE VARIABLE ACCOUNT

We may add new subaccounts that are not available under the Policy, as well as eliminate one or more subaccounts from the Variable Account. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Policies. No substitution may take place without prior notice to you, prior approval by you, or prior approval of the SEC to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law. We will also follow the filing or other procedures established by applicable state insurance regulators.

If a substitution or change is made, we may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we consider it to be in the best interests of persons having voting rights under the policies, the Variable Account may where permitted by law:

o Be operated as a management investment company under the 1940 Act or any other form permitted by law;

o Be deregistered under the 1940 Act if such registration is no longer required; or

o Be combined with other separate accounts of the Company or an affiliate thereof.

Where permitted by law, we also may combine one or more subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account. We will notify you of any change to the Variable Account.


9  Who is MONY Life Insurance Company of America?

3.  The Portfolios

--------------------------------------------------------------------------------

Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the Policy.


The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features . Please see "Variety of investment options" under "Policy benefits" for more information about your role in managing your allocations.

The following table lists the portfolios that correspond to the subaccounts of MONY America Variable Account L that are currently available to you under the policy, their objective, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers.




--------------------------------------------------------------------------------------------------------------------------------
                                                                                         Investment Manager (or Sub-Adviser(s),
 Portfolio Name                Objective                                                 as applicable)
--------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST--CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
--------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income                       o AXA Equitable
--------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
--------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
--------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of a high current income and capital     o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.
                                                                                         o Pacific Investment Management Company
                                                                                           LLC
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                               o AllianceBernstein L.P.
 VALUE
                                                                                         o Institutional Capital LLC

                                                                                         o MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST--CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Long-term growth of capital.                               o Eagle Asset Management, Inc.
 GROWTH
                                                                                         o Wells Capital Management Inc.
--------------------------------------------------------------------------------------------------------------------------------


                                                               The Portfolios 10

----------------------------------------------------------------------------------------
 Portfolio Name                 Objective
----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST--CLASS IA SHARES
----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.
 MON STOCK
----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.
 NATIONAL
----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with
 BOND                          moderate risk to capital.
----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.
 CAP GROWTH
----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.
----------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Seeks to provide current income and long-term growth of
 VALUE                         income, accompanied by growth of capital.
----------------------------------------------------------------------------------------
EQ/BOND INDEX                  Seeks to achieve a total return before expenses that
                               approximates the total return performance of the Lehman
                               Brothers U.S. Aggregate Bond Index ("Index"), including
                               reinvestment of coupon payments, at a risk level consis-
                               tent with that of the Index.
----------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks to achieve a combination of growth and income to
 INCOME                        achieve an above-average and consistent total return.
----------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks to achieve long-term capital appreciation.
 RESPONSIBLE
----------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Seeks to achieve long-term growth of capital.
----------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.
 RESEARCH
----------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES       Seeks to maximize income and capital appreciation
                               through investment in the highest credit quality debt
                               obligations.
----------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with mod-
                               erate risk to capital and maintenance of liquidity.
----------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Seeks to achieve long-term capital appreciation.
 OPPORTUNITIES
----------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.
----------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Seeks to achieve capital appreciation.
----------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve
                               its assets and maintain liquidity.
----------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks to achieve current income with reduced volatility of principal.
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the
                               deduction of Portfolio expenses) the total return of the
                               Russell 2000 Index.
----------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP          Seeks to achieve capital growth.
 GROWTH
----------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE      Seeks to provide above average current income and long-
                               term capital appreciation.
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                               Investment Manager (or Sub-Adviser(s),
 Portfolio Name                as applicable)
----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST--CLASS IA SHARES
----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      o AllianceBernstein L.P.
 MON STOCK
----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    o AllianceBernstein L.P.
 NATIONAL
----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   o AllianceBernstein L.P.
 BOND
----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     o AllianceBernstein L.P.
 CAP GROWTH
----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     o AllianceBernstein L.P.
----------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     o BlackRock Investment Management
 VALUE                         International Limited
----------------------------------------------------------------------------------------
EQ/BOND INDEX                  o Standish Mellon Asset Management
                               Company, LLC
----------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      o Boston Advisors, LLC
 INCOME
----------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            o Calvert Asset Management Company, Inc.
 RESPONSIBLE                   o Bridgeway Capital Management, Inc.
----------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     o Capital Guardian Trust Company
----------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            o Capital Guardian Trust Company
 RESEARCH
----------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES       o BlackRock Financial Management, Inc.
----------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          o JPMorgan Investment Management Inc.
----------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              o JPMorgan Investment Management Inc.
 OPPORTUNITIES
----------------------------------------------------------------------------------------
EQ/LONG TERM BOND              o BlackRock Financial Management, Inc.
----------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   o Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------
EQ/MONEY MARKET                o The Dreyfus Corporation
----------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         o BlackRock Financial Management, Inc.
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         o AllianceBernstein L.P.
----------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP          o Morgan Stanley Investment Management Inc.
 GROWTH
----------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE      o Morgan Stanley Investment Management Inc.
----------------------------------------------------------------------------------------


11 The Portfolios

--------------------------------------------------------------------------------------------
 Portfolio Name                   Objective
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST--CLASS IB SHARES
--------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION             Seeks long-term capital appreciation and current income.
--------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH           Seeks to maximize current income.
 YIELD BOND
--------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY           Seeks to maximize capital appreciation.
 VALUE
--------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH          Seeks to achieve capital appreciation.
--------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL             Seeks to achieve capital appreciation.
 GROWTH
--------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN             Seeks to achieve maximum real return consistent with
                                 preservation of real capital and prudent investment man-
                                 agement.
--------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH          Seeks to achieve long-term capital appreciation and sec-
 STOCK                           ondarily, income.
--------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS--SERIES I SHARES
--------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES      Capital growth.
 FUND
--------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE      Capital growth.
 FUND
--------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND         Capital growth.
--------------------------------------------------------------------------------------------
 DREYFUS STOCK INDEX FUND,
 INC.--INITIAL SHARES
--------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX              Seeks to match the total return of the Standard & Poor's
 FUND, INC.                      500 Composite Stock Price Index.
--------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (VIP)--INITIAL CLASS
 SHARES
--------------------------------------------------------------------------------------------
ASSET MANAGER(SM) PORTFOLIO      Seeks to obtain high total return with reduced risk over
                                 the long term by allocating its assets among stocks,
                                 bonds, and short-term instruments.
--------------------------------------------------------------------------------------------
CONTRAFUND(R) PORTFOLIO          Seeks long-term capital appreciation.
--------------------------------------------------------------------------------------------
GROWTH AND INCOME                Seeks high total return through a combination of current
 PORTFOLIO                       income and capital appreciation.
--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                   Investment Manager (or Sub-Adviser(s),
 Portfolio Name                    as applicable)
------------------------------------------------------------------------------------
 EQ ADVISORS TRUST--CLASS IB SHARES
------------------------------------------------------------------------------------
ALL ASSET ALLOCATION               o AXA Equitable
------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH             o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY             o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH            o MFS Investment Management
------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL               o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN               o Pacific Investment Management Company, LLC
------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH            o T. Rowe Price Associates, Inc.
 STOCK
------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
 FUNDS--SERIES I SHARES
------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES        o Invesco Aim Advisors, Inc.
 FUND                                (subadvised by advisory entities affiliated
                                     with Invesco Aim Advisors, Inc.)
------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE        o Invesco Aim Advisors, Inc.
 FUND                                (subadvised by advisory entities affiliated
                                     with Invesco Aim Advisors, Inc.)
------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND           o Invesco Aim Advisors, Inc.
                                     (subadvised by advisory entities affiliated
                                     with Invesco Aim Advisors, Inc.)
------------------------------------------------------------------------------------
 DREYFUS STOCK INDEX FUND,
 INC.--INITIAL SHARES
------------------------------------------------------------------------------------
DREYFUS STOCK INDEX                o The Dreyfus Corporation (the index manager
 FUND, INC.                          is Mellon Capital Management Corporation)
------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (VIP)--INITIAL CLASS
 SHARES
------------------------------------------------------------------------------------
ASSET MANAGER(SM) PORTFOLIO        o Fidelity Management & Research Company
                                     (subadvised by FMR Co., Inc., Fidelity Man-
                                     agement & Research (U.K.) Inc., Fidelity
                                     Management & Research (Far East) Inc., Fidel-
                                     ity Investments Money Management, Inc.,
                                     and Fidelity Investments Japan Limited)
------------------------------------------------------------------------------------
CONTRAFUND(R) PORTFOLIO            o Fidelity Management & Research Company
                                     (subadvised by FMR Co., Inc., Fidelity Man-
                                     agement & Research (U.K.) Inc., Fidelity
                                     Management & Research (Far East) Inc., and
                                     Fidelity Investments Japan Limited)
------------------------------------------------------------------------------------
GROWTH AND INCOME                  o Fidelity Management & Research Company
 PORTFOLIO                           (subadvised by FMR Co., Inc., Fidelity Man-
                                     agement & Research (U.K.) Inc., Fidelity
                                     Management & Research (Far East) Inc., and
                                     Fidelity Investments Japan Limited)
------------------------------------------------------------------------------------


                                                               The Portfolios 12

----------------------------------------------------------------------------------------------
Portfolio Name                     Objective
----------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES
----------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES         Seeks to maximize income while maintaining prospects
 FUND                              for capital appreciation.
----------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES--
 INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------
FORTY PORTFOLIO                    Seeks long-term growth of capital.
----------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH               Seeks long-term growth of capital.
 PORTFOLIO
----------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO           Seeks long-term growth of capital.
----------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO         Seeks long-term growth of capital in a manner consistent
                                   with the preservation of capital.
----------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES--SERVICE
 SHARES
----------------------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO            Seeks capital appreciation.
----------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE
 TRUST(SM)--INITIAL CLASS SHARES
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES            Seeks total return.
----------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC.-- CLASS I SHARES
----------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT              The Portfolio seeks high total return by investing primarily
 PORTFOLIO                         in fixed income securities of government and
                                   government-related issuers and, to a lesser extent, of
                                   corporate issuers in emerging market countries.
----------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY                The Portfolio seeks long-term capital appreciation by
 PORTFOLIO                         investing primarily in equity securities of issuers through-
                                   out the world, including U.S. issuers.
----------------------------------------------------------------------------------------------
 VAN ECK WORLDWIDE
 INSURANCE TRUST--INITIAL
 CLASS SHARES
----------------------------------------------------------------------------------------------
WORLDWIDE BOND FUND                Seeks high total return -- income plus capital
                                   appreciation -- by investing globally, primarily in
                                   a variety of debt securities.
----------------------------------------------------------------------------------------------
WORLDWIDE                          Seeks long-term capital appreciation by investing prima-
 EMERGING MARKETS FUND             rily in equity securities in emerging markets around the
                                   world.
----------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND         Seeks long-term capital appreciation by investing prima-
                                   rily in hard asset securities. Income is a secondary
                                   consideration.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                   Investment Manager (or Sub-Adviser(s),
 Portfolio Name                    as applicable)
----------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST --
  CLASS 2 SHARES
----------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES         o Franklin Advisers, Inc.
 FUND
----------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES--
 INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------
FORTY PORTFOLIO                    o Janus Capital Management LLC
----------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH               o Janus Capital Management LLC
 PORTFOLIO
----------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO           o Janus Capital Management LLC
----------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO         o Janus Capital Management LLC
 JANUS ASPEN SERIES--SERVICE
 SHARES
----------------------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO            o Janus Capital Management LLC (subadvised
                                     by Perkins, Wolf, McDonnell and Company, LLC)
----------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE
 TRUST(SM)--INITIAL CLASS SHARES
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES            o Massachusetts Financial Services Company
----------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC.-- CLASS I SHARES
----------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT              o Morgan Stanley Investment Management Inc.
 PORTFOLIO
----------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY                o Morgan Stanley Investment Management Inc.
 PORTFOLIO                         (subadvised by Morgan Stanley Investment
                                   Management Limited)
----------------------------------------------------------------------------------------------
 VAN ECK WORLDWIDE
 INSURANCE TRUST--INITIAL
 CLASS SHARES
----------------------------------------------------------------------------------------------
WORLDWIDE BOND FUND                o Van Eck Associates Corporation
----------------------------------------------------------------------------------------------
WORLDWIDE                          o Van Eck Associates Corporation
 EMERGING MARKETS FUND
----------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND         o Van Eck Associates Corporation
----------------------------------------------------------------------------------------------


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-947-3598.


13 The Portfolios

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permissible to vote the shares of the Funds in our own right.

Unless otherwise required by law, we will determine the number of votes which you have the right to cast by dividing your Account Value in a subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90-days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.

We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that subaccount. We will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to Owners. These votes will be exercised in the same proportion as the voting instructions that are timely received for all policies participating in that subaccount. Generally, we will vote any voting rights attributable to shares of portfolios of the Funds held in our General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by the Variable Account and by our other separate accounts. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.


DISREGARD OF VOTING INSTRUCTIONS

We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.


                                                              The Portfolios  14

4. The Guaranteed Interest Account and the Fixed Separate Account

--------------------------------------------------------------------------------

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account, the Fixed Separate Account (discussed below), or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. For more details regarding the Guaranteed Interest Account and the Fixed Separate Account, please see your Policy.


THE GUARANTEED INTEREST ACCOUNT

You may allocate a portion of your Net Premiums and transfer Account Value to our Guaranteed Interest Account, subject to the Guaranteed Interest Account Limitation then in force by us, as explained in your Policy. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The General Account holds all of our assets other than those held in the Variable Account or in our other separate accounts. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account.

We may credit your Account Value in the Guaranteed Interest Account with an interest rate based on our guaranteed minimum interest rate, the London InterBank Offered Rate (the "LIBOR" rate), or a portfolio rate. We discuss these rates below.

At the time of Policy issue, you may choose a strategy for crediting interest to your Account Value held in the Guaranteed Interest Account. You may choose either the LIBOR crediting rate strategy or the portfolio crediting rate strategy. You may choose an interest crediting strategy only once during the life of the Policy, and once you choose, you cannot change to another strategy. We will credit your Account Value in the Guaranteed Interest Account with the guaranteed minimum interest rate shown in your policy. Such interest will be non-forfeitable once we credit it to you. In other words, regardless of whether you choose the LIBOR crediting rate strategy or the portfolio crediting rate strategy, we guarantee that you will earn at least the guaranteed minimum interest rate that applies on the Account Value you hold in the Guaranteed Interest Account. In addition, we may, in our sole discretion, declare current interest in excess of the guaranteed minimum in your policy.

Under the LIBOR crediting rate strategy, we will attempt to acquire securities that will result in a crediting rate that tracks the 12-month U.S. Dollar LIBOR rate as fixed by the British Bankers' Association. Annual credits can be less than, equal to, or greater than the LIBOR rate, but never less than the guaranteed minimum rate of 3.0% per year. Under our current interest strategy we may use either the LIBOR rate or the portfolio crediting rate strategy. However, we reserve the right to change our interest strategy.

Under the portfolio crediting rate strategy, we select all investments and determine the crediting rate based on our expectation of investment experience of a portfolio of assets supporting this and other similar products as we may so choose. If you choose the portfolio rate strategy, we may, at our sole discretion, declare current interest in excess of the guaranteed rate.

Any rates we declare in excess of the guaranteed rate under either the general portfolio or the LIBOR based crediting rate strategy may be changed or discontinued by us in our sole discretion, on a prospective basis, at any time after they are declared and such change or discontinuance may be applied to any and all amounts previously and/or newly invested in or credited to the Guaranteed Interest Account.

We cannot predict or guarantee future excess interest rates. We bear the full investment risk for Account Value allocated to the Guaranteed Interest Account. The interest credited to this account does not reflect the investment performance of the underlying assets.


THE FIXED SEPARATE ACCOUNT

You may allocate all or a portion of your Net Premiums and transfer Account Value to our Fixed Separate Account. The Fixed Separate Account is a separate account established under the laws of Arizona under which income, gains, and losses from assets allocated to that account are credited against the account without regard to other income, gains, or losses of the Company. This account is legally segregated from the Company's General Account and its assets are insulated from liabilities arising out of any other business which the Company may conduct.

We may credit your Account Value in the Fixed Separate Account with an interest rate based on our guaranteed interest rate, the London InterBank Offered Rate (the "LIBOR" rate), or a portfolio rate. We discuss these rates below.

At the time of Policy issue, you may choose a strategy for crediting interest to your Account Value held in the Fixed Separate Account. You may choose either the LIBOR crediting rate strategy or the portfolio crediting rate strategy. You may choose an interest crediting strategy only once during the life of the Policy, and once you choose, you cannot change to another strategy. However, at a minimum, we will credit Account Value in the Fixed Separate Account with a guaranteed minimum interest rate of 0.008099%, compounded daily, for a minimum effective annual rate of 3.0%, and such interest will be non-forfeitable once we credit it to you. In other words, regardless of whether you choose the LIBOR crediting rate strategy or the portfolio crediting rate strategy, we guarantee that you will earn at least 3.0% annually on


15 The Guaranteed Interest Account and the Fixed Separate Account the Account Value you hold in the Fixed Separate Account. In addition, we may, in our sole discretion, declare current interest in excess of the guaranteed 3.0% minimum.

Under the LIBOR crediting rate strategy, we will attempt to acquire securities that will result in a crediting rate that tracks the 12-month U.S. Dollar LIBOR rate as fixed by the British Banker's Association. Annual credits can be less than, equal to, or greater than the LIBOR rate, but never less than the guaranteed minimum rate of 3.0% per year. Under our current interest strategy we may use either the LIBOR rate or the portfolio crediting rate strategy. However, we reserve the right to change our interest strategy.

Under the portfolio crediting rate strategy, we select all investments and determine the crediting rate based on our expectation of investment experience of a portfolio of assets supporting this and other similar products as we may choose. If you choose the portfolio rate strategy, we may, at our sole discretion, declare current interest in excess of the 3.0% rate.

Any rates we declare in excess of the 3.0% rate under either the general portfolio or the LIBOR-based crediting rate strategy may be changed or discontinued by us in our sole discretion, on a prospective basis, at anytime after they are declared and such change or discontinuance may be applied to any and all amounts previously and/or newly invested in or credited to the Fixed Separate Account.

We cannot predict or guarantee future excess interest rates. We bear the full investment risk for Account Value allocated to the Fixed Separate Account. The interest credited to this account does not reflect the investment performance of the underlying assets.


              The Guaranteed Interest Account and the Fixed Separate Account  16

5. The Policy

--------------------------------------------------------------------------------

We designed the Policy to meet the needs of individuals and corporations that wish to purchase life insurance benefits on the lives of key employees, members of the employer's board of directors, certain selected independent contractors, or certain selected highly compensated employees. The Policy may be sold together with other related policies forming a case. There may be differences in your Policy (such as differences in fees, charges and benefits) from the description below because of state law. We will include any such differences in your Policy.

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and then have your agent submit the application to us. We must also have evidence that the proposed insured meets our underwriting requirements. After we have received the necessary information, it can sometimes take several weeks for us to evaluate that information to decide whether to issue a Policy, and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.

You must pay an initial premium of a sufficient amount to put your Policy into effect. We will not pay a death benefit before the Policy is effective unless temporary insurance coverage, as discussed below, was in effect.
We will issue a Policy on the life of an Insured not less than 18 years of age and up to and including 80 years of age. The age of the Insured is the age on his or her birthday nearest the date of the Policy. We may reject an application for any lawful reason.


The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount you may apply for is $100,000. The Specified Amount may be reduced to $50,000 if at least $50,000 of Adjustable Term Insurance Rider is added to the Policy. However, we reserve the right to revise our rules at any time to require a different minimum Specified Amount and Target Death Benefit at issue for subsequently issued Policies.


TEMPORARY INSURANCE COVERAGE

A Temporary Insurance Agreement may be available for use with receipt of premium and to effect coverage prior to the issuance of any medically underwritten policies. It is designated to provide a specific amount of coverage for a limited period of time. Typically, this coverage will not exceed $500,000 nor will it extend beyond 90 days. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

POLICY DATE

Each Policy has a Policy Date. We use the Policy Date to determine the Policy months and years, and Policy monthly, quarterly, semi-annual and annual anniversaries. The Policy Date will normally be the later of: (1) the date that we authorize delivery of the Policy ("Policy Issue Date"); or (2) the Policy Date you request in your application. No premiums may be paid with the application except under the temporary insurance procedures.

BACKDATING

We may sometimes backdate your Policy if you request, by assigning a Policy Date earlier than the Policy Issue Date so that you can obtain lower insurance rates based on a younger insurance age. We will not backdate a Policy for more than six months before the date of your application. If we backdate a Policy, charges will begin earlier than they otherwise would have begun if you had not backdated the Policy. Your initial Scheduled Premium payment will have to include a sufficient premium to cover the extra charges for the backdating period.

UNDERWRITING

We may issue the Policy on a conditional guaranteed issue basis, or on a medically underwritten basis. When we issue a Policy on a medically underwritten basis, we may require a medical examination of the proposed insured.

Policies issued on a guaranteed issue basis may be more expensive than those issued on a fully underwritten basis because certain Insureds under guaranteed issue Policies may be assessed higher cost of insurance rates.

OWNER

The Owner is the individual named as such in the application or in any later change shown in our records. While the Insured is living, the Owner alone has the right to receive all benefits and exercise all rights that the Policy grants or that we allow. These rights include the right to change the Beneficiary, to assign the Policy, to transfer Fund Value, or make full or partial surrenders. Assigning the Policy, and full and partial surrenders may have tax consequences.

If more than one person is named as the Owner, they are joint Owners. Any Policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint Owner dies, ownership passes to the surviving joint Owner(s). When the last joint Owner dies, ownership passes through that person's estate, unless otherwise provided.

RIGHT TO EXAMINE A POLICY -- RIGHT TO RETURN POLICY PERIOD


You have a right to examine the Policy when it is received. You may cancel and return the Policy for any reason during the refund privilege period for the Policy by returning it to us at our Operations Center. The refund privilege varies by state and generally runs until 10 days after the Policy's delivery. In the event that you return your Policy, we will return to you either the total amount of premium paid or the account value plus charges deducted under the Policy, depending upon the requirements of state law.

In addition to the cancellation right described above, you have the right to surrender your Policy, rather than cancel it. Please see "Surrender" in "Accessing your money" later in this prospectus. Surrendering your Policy may yield results different than canceling your Policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the Policy. Please see "Tax considerations," later in this prospectus for possible consequences of cancelling your Policy.



17  The Policy

6. Premiums

--------------------------------------------------------------------------------

GENERAL

We will usually credit your initial premium payment to a Policy on the later of the Policy Date or the Valuation Date that falls on or next follows the date that we receive your payment. We will credit any subsequent premium to a Policy on the Valuation Date we receive it at our Operations Center. Each Valuation Date ends at 4:00 pm Eastern Standard Time. Any subsequent premium received after 4:00 pm Eastern Standard Time on a given day will be credited as of the next Valuation Date. If you submit your premium payment to your agent, we will not begin processing the premium payment until we have received it from your agent's selling firm.

The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Internal Revenue Code of 1986, as amended (the "Code") if the guideline premium test is selected. We may reject any premium, or any portion of a premium, that would result in a Policy being disqualified as life insurance under the Code. Further, we reserve the right to reject all or a portion of any premium payment if part (b) (Fund Value on the date of the Insured's death multiplied by a death benefit percentage) under either Death Benefit Option 1 or Death Benefit Option 2 is in effect. We will refund any rejected premium. We will tell you once we process a transaction if a Policy is in jeopardy of becoming a modified endowment contract under the Code.

INITIAL PREMIUM

You must pay an amount equal to at least one fourth of the Target Premium shown in your Policy's schedule pages to put the Policy into effect. If you want to pay premiums less often than annually, you will have to pay a higher initial premium amount which will equal the lesser of the minimum annual premium divided by the frequency of the scheduled premium payments, or 25% of the Target Premium.

We base the initial minimum premium on a number of factors including:

     1.  the Specified Amount;

     2.  any riders you added to a Policy; and

     3. the Insured's age, smoking status, gender (unless unisex rates apply), and underwriting class.

After your initial premium payment, your full Scheduled Premiums (as discussed below) become due. Once we approve your application and we issue you your Policy, the balance of the first Scheduled Premium payment is payable and should be sent to our Operations Center. The Scheduled Premium payment specified in your Policy must be paid in full when your Policy is delivered. Your Policy if issued exactly as applied for, is effective on: (1) the date we authorize its delivery; or (2) any later Policy Date requested in the application.

If your Policy is issued other than as applied for, the Policy will take effect on the date it is delivered, as long as delivery and payment of any required costs are made while the insured is living.

CASE PREMIUMS

We issue the Policy as part of a case. A case is a grouping of one or more policies connected by a non-arbitrary factor. Examples of factors are individuals who share a common employment, business, or other relationship. The sum of the premiums to be received by us in the first policy year for the policies representing the case must be at least $100,000. We may allow a reduced minimum case premium where our rules for exceptions are met.


TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one life insurance policy for another on the life of the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy. The charges for this Policy may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


SCHEDULED PREMIUMS

Your initial premium is the only premium you must pay under the Policy. However, you greatly increase your risk of termination if you do not regularly pay premiums. Paying your Scheduled Premiums will not necessarily keep your Policy in force. Additional premiums may be necessary to keep your Policy in force. (See "Termination.")

When you apply for the Policy, you may determine a Scheduled Premium payment. This Scheduled Premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. We will send you a premium reminder notice for the Scheduled Premium payment amount on an annual, semiannual, quarterly or monthly basis, at your option.

After the minimum annual premium has been paid, the minimum Scheduled Premium for any Policy is $100.


UNSCHEDULED PREMIUMS

In general, you may make premium payments at any time provided the premium payment is for at least $250. However, we may reject or limit any unscheduled premium that would result in an immediate increase in the Death Benefit payable under the Policy, unless you provide us with satisfactory evidence of insurability when you make the payment. An immediate increase would occur if the Policy's Death Benefit equals your Cash Value (plus any applicable Enhanced Cash Value) multiplied


                                                                    Premiums  18
by a death benefit percentage as a result of the federal income tax law definition of life insurance. See "Death Benefits," and "Tax considerations."
If we do not receive satisfactory evidence of insurability, we will return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.


REPAYMENT OF OUTSTANDING DEBT

We will treat payments you send to us as premium payments and not as repayment of Outstanding Debt, unless you request otherwise. If a payment is treated as a repayment of Outstanding Debt, we will apply any part of a payment that exceeds the amount of Outstanding Debt to the Account Value in the Variable Account and/or the Guaranteed Interest Account and the Fixed Separate Account. We will only deduct applicable taxes and sales charges from premium payments.


ALLOCATING NET PREMIUMS

You specify the percentage of your Net Premium we are to allocate to the subaccounts, the Guaranteed Interest Account, and the Fixed Separate Account. No allocation may be for less than 0.01% of a Net Premium, and allocation percentages must total 100%. You may change your allocations at any time by writing to our Operations Center. The change will apply on the Valuation Date we receive your instructions.

Where your Policy provides for refund of account value versus refund of premium, we transfer the initial premium from the General Account or Fixed Separate Account and allocate it in accordance with your instructions at issue. Where your Policy provides for refund of premium, we will transfer any initial premium you remit to us to our General Account or Fixed Separate Account until after the Right to Return Policy period has ended if you do not request a Policy Date or if the Policy Date you request is earlier than the Policy Release Date. Where you request a Policy Date that is later than the Policy Release Date, we will hold your initial premium in a non-interest bearing suspense account until the Policy Date. On the Policy Date, we will transfer your initial premium to our Guaranteed Interest Account or Fixed Separate Account until the Right to Return Policy period has ended. Once the Right to Return Policy period ends, we will allocate your initial premium plus interest credited, less any monthly deductions that may apply, among the subaccounts, the Guaranteed Interest Account, or the Fixed Separate Account, according to your instructions.

If you make an unscheduled premium payment, you may specify an allocation choice that is different than your allocation choice for your Scheduled Premiums. This choice will not change your allocation choice for future Scheduled Premiums.


LIMIT ON PREMIUM PAYMENTS ALLOCATED TO THE GUARANTEED INTEREST ACCOUNT OR THE FIXED SEPARATE ACCOUNT

We will return to you any part of a premium payment requested for allocation to the Guaranteed Interest Account or the Fixed Separate Account if (1) the Account Value in the Guaranteed Interest Account or the Fixed Separate Account equals or exceeds the Guaranteed Interest Account Limitation or the Fixed Separate Account Limitation, as relevant, in force by us at that time, as explained in your Policy, or (2) acceptance of that part of the premium payment would cause the Account Value in the Guaranteed Interest Account or the Fixed Separate Account, as relevant, to exceed such Limitation.


19  Premiums

7. How your Account Value varies

--------------------------------------------------------------------------------

ACCOUNT VALUE

The Account Value is the entire amount we hold under your Policy for you, and serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount held under the Policy in each subaccount of the Variable Account, in the Guaranteed Interest Account, in the Fixed Separate Account, and in the Loan Account.

We determine Account Value on each Valuation Date. The Account Value will vary to reflect the performance of the subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account and the Fixed Separate Account and will also vary to reflect Outstanding Debt, charges for the monthly deductions, partial surrenders, and loan repayments. Your Account Value may be more or less than the premiums you paid.


SURRENDER VALUE

The surrender value on any Valuation Date is the Cash Value less any Outstanding Debt. If you surrender your Policy during the first eight Policy years, you may be eligible to have an Enhanced Cash Value percentage added to your Cash Value. See "Enhanced Cash Value Rider." The Cash Value of the Policy equals the Account Value plus any applicable refund of sales charges. Thus, the Cash Value will exceed the Policy's Account Value by the refund amount in the three years following policy issuance. Once the refund of sales charges has expired, the Cash Value will equal your Policy's Account Value. See "Surrender."


SUBACCOUNT VALUES

On any Valuation Date, the value of a subaccount equals the number of units we credit to the Policy multiplied by the Unit Value for that Date. We make the calculation before the purchase or redemption of units on that Valuation Date.

Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into units. When you make allocations to a subaccount, either by premium allocation, transfer of Account Value, transfer of loan interest from the General Account, transfer of loan interest from the Fixed Separate Account, or repayment of a loan, we credit your Policy with units in a subaccount.


SUBACCOUNT UNIT VALUE

A subaccount's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Valuation Date to the next. We calculate the Unit Value of a subaccount on any Valuation Date as follows:

o Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business on that Valuation Date. We do this calculation before giving effect to any Policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to us by the managers of the portfolio is used.

o Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

o Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that Date.


GUARANTEED INTEREST ACCOUNT VALUE

On any Valuation Date, the Account Value in the Guaranteed Interest Account is:

o the accumulated value with interest on the Net Premiums allo cated and amounts transferred to, the Guaranteed Interest Account before that Date; minus

o withdrawals from the Guaranteed Interest Account before that Date for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer fee, if any, and any monthly deductions.


FIXED SEPARATE ACCOUNT VALUE

On any Valuation Date, the Account Value in the Fixed Separate Account is:

o the accumulated value with interest on the Net Premiums allo cated and amounts transferred to, the Fixed Separate Account before that Date; minus

o withdrawals from the Fixed Separate Account before that Date for any partial surrender and its fee, any amounts transferred from the Fixed Separate Account and the transfer fee, if any, and any monthly deductions.


                                               How your Account Value varies  20

8. Transfers

--------------------------------------------------------------------------------

After we deem the Right to Return Policy Period to have ended, you may transfer Account Value in the Variable Account, the Guaranteed Interest Account, and the Fixed Separate Account among the subaccounts, from the subaccounts to the Guaranteed Interest Account or the Fixed Separate Account, or from the Guaranteed Interest Account or the Fixed Separate Account to the subaccounts. Depending upon the state in which you purchased your policy, you may make such transfers prior to the end of the Right to Return Policy Period. Your request for a transfer may be in writing or in any other form acceptable to us. We reserve the right to impose a transfer fee for each transfer, and consider the request for purposes of the transfer fee to be one transaction. We will deduct a transfer fee, if any from the investment option from which Account Value is being transferred, or if the transfer involves more than one investment option, we will deduct a transfer fee on a pro rata basis from all of the involved investment options (at present, we do not deduct this fee). If there is not sufficient Account Value in that investment option, we will deduct the charge pro-rata from the investment options.

Transfers among the subaccounts will be effective as of the end of the Valuation Date during which we receive your request at our Operations Center. We may postpone transfers to, from, or among the subaccounts under certain circumstances. See "Payments." Currently, we do not limit the number of transfers between subaccounts. We also currently do not require a minimum amount in transfers between subaccounts or require that a minimum amount remain in a given subaccount after a transfer is made to another subaccount.

Transfers from the Variable Account to the Guaranteed Interest Account and the Fixed Separate Account will be effective on the Valuation Date we receive your request at our Operations Center. We will reject any part of a transfer to the Guaranteed Interest Account or Fixed Separate Account if the Account Value in the Guaranteed Interest Account or Fixed Separate Account equals or exceeds the Guaranteed Interest Account or Fixed Separate Account Limitation then in effect, as explained in your policy. Any portion of a requested transfer which is rejected will be retained in the subaccounts in the same proportion as the transfer amount allocated against each sub-account bears to the total transfer amount.

You may make a transfer of Account Value from the Guaranteed Interest Account and the Fixed Separate Account to any of the subaccounts once each policy year. A request for such transfer must be received by us at our Operations Center on or within 30 days after a policy anniversary, and will be processed on the Valuation Date we receive it. We will, however, process a transfer request on the policy anniversary if the request is received not more than 10 days before the policy anniversary. That request will be processed on the policy anniversary. We may reject any part of a requested transfer from the Guaranteed Interest Account or the Fixed Separate Account if that part would exceed the greater of: (a) 25% of the Account Value held in the Guaranteed Interest Account or the Fixed Separate Account on the date the transfer would take effect; or (b) $5,000.

Currently there is no charge on transfers of Account Value between subaccounts or between the Guaranteed Interest Account or the Fixed Separate Account and the subaccounts. We reserve the right to charge up to a maximum of $25 for transfers after 12 free transfers per policy year. In addition, we reserve the right to impose other limitations on the number of transfers, the amount of transfers, your ability to make transfers by methods other than U.S. mail and the amount remaining in the Guaranteed Interest Account, the Fixed Separate Account, or the subaccounts after a transfer. Please see "Disruptive transfer activity" for more information.

At any time during the first 24 months after the date of issue of the Policy, the entire amount of Account Value in the subaccounts may be transferred to the Guaranteed Interest Account and/or the Fixed Separate Account. Election of this exchange transfer will change this Policy to a policy that is not dependent upon the investment results of a separate account. There will be no transfer charge for an exchange transfer and the Guaranteed Interest Account and/or the Fixed Separate Account limitation will be waived. On the date an exchange transfer takes effect, the premium allocations will be changed to the Guaranteed Interest Account and/or the Fixed Separate Account only.

No transfers between the Guaranteed Interest Account and the Fixed Separate Account may be made.

Please see "Variety of investment options" under "Policy Benefits" in "Benefits and risks summary" for more information about your role in managing your allocations.


TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds, and the managements of the Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. We will notify you in writing if we do not process a transfer request. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they have been submitted. These procedures will not, however, prevent Owners from making their own transfer requests.


21  Transfers

DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer subaccounts with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy owner is identified as having engaged in a potentially disruptive transfer under the policy for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.


Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


                                                                   Transfers  22

9. Death Benefits

--------------------------------------------------------------------------------

As long as a Policy is in effect and before the Maturity Date, we will pay the Death Benefit proceeds upon receipt at our Operations Center of satisfactory proof of an Insured's death. We may postpone payment of the Death Benefit under certain conditions. See "Payments." We will pay the proceeds to the Beneficiary.


AMOUNT OF DEATH BENEFIT PROCEEDS PAYABLE

The amount of Death Benefit proceeds payable equals:

     1.  the Death Benefit payable at the death of an Insured; less

     2. any Outstanding Debt, and if the death of the Insured occurs during any period for which a monthly deduction has not been made, any monthly deduction that may apply to that period, including the deduction for the month of death.

Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Misstatement of age or sex," "Suicide exclusion," and "Incontestability."


DEATH BENEFIT OPTIONS

When you apply for a Policy, you have to make three choices about the Death Benefit. First, you must select the Death Benefit compliance test; second, you must tell us how much life insurance you want on the Insured; and finally, you must select a Death Benefit option.

The Policy must satisfy one of two alternative Death Benefit compliance tests to qualify as life insurance under section 7702 of the Code: the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Each test requires that the Policy's Death Benefit always be equal to or greater than the Cash Value multiplied by a certain death benefit percentage. Under the Cash Value Accumulation test, the death benefit percentages vary by an Insured's Attained Age and gender; under the Guideline Premium/Cash Value Corridor Test, the death benefit percentages may vary by an Insured's Attained Age. In most situations, the Death Benefit that results from the Cash Value Accumulation Test will be more than the Death Benefit that results from the Guideline Premium/Cash Value Corridor Test. However, under the Guideline Premium/Cash Value Corridor Test, the premiums you pay into the Policy will be limited. Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is enough Death Benefit in relation to Cash Value at all times. Once you choose the test, you cannot change it.

You also must tell us how much life insurance coverage you want on the life of each Insured. Total life insurance coverage consists of Specified Amount and amounts added by the Adjustable Term Insurance Rider. The minimum Specified Amount is $100,000.

Finally, you must select a Death Benefit option: Death Benefit Option 1 or Death Benefit Option 2. If you prefer to have premium payments and any favorable investment performance reflected partly in the form of an increasing Death Benefit, you should consider choosing Death Benefit Option 2. If you are satisfied with the amount of the Insured's existing insurance coverage and prefer to have premium payments and any favorable investment performance reflected to the maximum extent in Account Value (thus reducing the cost of insurance charges), you should consider choosing Death Benefit Option 1. If you do not select a Death Benefit option, we will not issue the Policy. Subject to certain restrictions, you may change your Death Benefit option, see below. Information about the riders is provided under "Optional insurance benefits," below.

Under Death Benefit Option 1, your Death Benefit under a Policy will be the greater of:

     a. the Specified Amount in effect on the date of the Insured's death plus any increase in Account Value since the last Monthly Anniversary Day, plus any term insurance you may have added by rider, or

     b. the Cash Value on the date of the Insured's death multiplied by the applicable death benefit percentage shown in the Policy.

Under Death Benefit Option 2, your Death Benefit under a Policy will be the greater of:

     a. the Specified Amount in effect on the date of the Insured's death plus any term insurance you may have added by rider, plus the Account Value on the date of the Insured's Death, or

     b. the Cash Value on the date of the Insured's death multiplied by the death benefit percentage shown in the Policy.

The death benefit percentage is the same as that used for Option 1. The Death Benefit in Option 2 will always vary as Account Value varies.

The death benefit percentage will vary by the Death Benefit compliance test the Owner selected. A table showing the death benefit percentages is in your Policy.

In addition to using the death benefit percentage shown in the Policy, you may elect at issue an alternate death benefit percentage. The alternate death benefit percentage may produce a higher base death benefit amount beginning the later of the Insured's age 55 or 10 years following Policy issue. This alternate death benefit percentage grades back to the federal tax law death benefit percentage at the Maturity Date. Use of the alternate death benefit percentage results in a higher ratio of base death benefit to Account Value than that resulting from the use of the federal tax law death benefit percentage beginning the later of the Insured's age 55 or 10 years following Policy issue. The higher percentage then gradually reduces until, by the Maturity Date, it is equal to the ratio produced by the use of the federal tax law death benefit percentage. Although the use of the alternate death benefit percentage results in a higher base death benefit than the federal tax law death benefit percentage, this higher base death benefit results in higher cost of insurance charges which has the effect of reducing the Account Value and consequently, future base death benefits. The elec-


23  Death Benefits
tion of the alternate death benefit percentage may be eliminated at any time; once eliminated, it cannot be reinstated.


EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate how we calculate the Death Benefit under Options 1 and 2. The examples show an Insured under two Policies with the same Specified Amount, but Account Values vary as shown. We assume that each Insured is age 65 at the time of death and that there is no Outstanding Debt. We also assume that the Owner selected the Guideline Premium Test. Policy 1 shows what the Death Benefit would be for a Policy with low Account Value. Policy 2 shows what the Death Benefit would be for a Policy with a higher Account Value.


--------------------------------------------------------------
                                  Policy 1      Policy 2
--------------------------------------------------------------
Specified Amount                 $ 100,000    $ 100,000
Account Value on Date of Death   $  35,000    $  85,000
Death Benefit Percentage              120%         120%
Death Benefit under Option 1     $ 100,000    $ 102,000
Death Benefit under Option 2     $ 135,000    $ 185,000
--------------------------------------------------------------

HOW WE DETERMINE THE DEATH PROCEEDS

The actual amount of Death Proceeds will depend on:

o   the Death Benefit as determined above;

o   the use of the Account Value during an Insured's life;

o   any partial surrenders;

o   any Outstanding Debt plus loan interest accrued and payable to us;

o   any additional insurance provided by rider;

o   any increase or decrease in the Specified Amount;

o an Insured's suicide during the first two years since the Policy Date or during the first two years following an increase in existing coverage; and

o   a misstatement of an Insured's age or gender.

CHANGING DEATH BENEFIT OPTIONS

You may change the Death Benefit option under each Policy by writing us at our Operations Center. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability at the time you make your request. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. Any change in Death Benefit options will become effective on the first Monthly Anniversary Day on or after the date we receive and approve the request at our Operations Center.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce a Policy's Specified Amount by the amount of that Policy's Account Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $100,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of a Policy by the amount of the Policy's Account Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.


A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the Net Amount at Risk. Generally, the Net Amount at Risk is the amount by which the Death Benefit exceeds Account Value. See "Charges and deductions -- Deductions from Account Value -- The monthly deductions." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the Net Amount at Risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option 1 to Death Benefit Option 2 will generally result in a Net Amount at Risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the Insured's age. Changing the Death Benefit option may have tax consequences. You should consult a tax adviser before changing the Death Benefit option.


CHANGING THE TARGET DEATH BENEFIT

You may change the Target Death Benefit under a Policy subject to the conditions described below. We will not accept the request for an increase in Target Death Benefit if the Insured is over our current maximum age for issuing the Policy or if the request is for less than the minimum amount of a change as specified in the Policy. We offer an Adjustable Term Insurance Rider that may be more cost effective for you than increasing the Specified Amount under a Policy.

We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Target Death Benefit may have other tax consequences. You should consult a tax adviser before changing the Target Death Benefit.

INCREASES

o You may make scheduled increases of the Target Death Benefit when you apply for the Policy or later when you make an unscheduled increase in the Target Death Benefit. Scheduled increases will be effective on the date you request.

o You may only schedule increases of the Target Death Benefit by purchasing and increasing the amount under the Adjustable Term Insurance Rider.

o While the Insured is living, you may apply for an unscheduled increase in the Target Death Benefit using a supplemental application. You will have to submit evidence satisfactory to us that the Insured is insurable, and we will not permit an increase in the Target Death Benefit after the Insured's Attained Age 81 (or Attained Age 70 for Policies issued on a guaranteed issue basis). Unscheduled increases must be in increments of $10,000.

o Any unscheduled increase will be effective on the Monthly Anni versary Day that coincides with or follows our approval of your request.


                                                              Death Benefits  24

o Unless you indicate otherwise, we will assume that any request for an unscheduled increase to the Target Death Benefit to be a request for an increase to the Specified Amount.

o An unscheduled increase in Specified Amount will increase the Target Death Benefit by an equal amount so that the Adjustable Term Insurance Rider amount will remain unchanged after the increase.

o An approved increase is subject to deduction of the first month's increased cost of insurance from Account Value.

o An unscheduled increase in Specified Amount will create a new "coverage segment." We will allocate Account Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.

o   You will incur additional sales charges associated with the increase.

o We will calculate the sales charge for the increase in a similar way as for the original Specified Amount. We will allocate premiums you pay after the increase to the original and the new coverage segments in the same proportion that the guideline annual premiums (as defined by federal tax law) for each coverage segment bear to the sum of the guideline annual premiums for all segments. We will adjust the Target Premiums and the required premiums under the guaranteed death benefit rider, if applicable.


o If the Target Death Benefit is increased when a premium payment is received, we will process the increase before we process the premium payment.

o If an unscheduled increase creates a new coverage segment of Specified Amount, the Account Value under a Policy will be allocated:

    o  first, to the original coverage segment; and

    o  second, to each coverage segment in order of increases.

o We will allocate coverage segments in the same proportion that the guideline annual premium for each segment bear to the sum of the guideline annual premiums for all coverage segments.

o Increasing the Specified Amount will generally increase the base death benefit of a Policy, and could affect the subsequent level of base death benefit and Account Value under the Policy.


DECREASES

o You may decrease the Target Death Benefit by submitting a writ ten application to us at our Operations Center. The decrease will take effect on the Monthly Anniversary Day following the date we approve it.

o Any decrease in Specified Amount will reduce the Target Death Benefit of a Policy. We only allow decreases in Target Death Benefit of at least $10,000.

o   You may not decrease the Specified Amount below $100,000.

o   During the grace period, we will not allow a decrease unless the

    Account Value less any Outstanding Debt is greater than our estimate of the monthly deduction to be made on the next Monthly Anniversary Day.

o   We will apply decreases in the Target Death Benefit in the follow ing order:

    1.  First to reduce the coverage segments of Adjustable Term
        Insurance Rider associated with the most recent increases; then

    2. To the next most recent increases of Adjustable Term Insurance Rider successively; then

    3.  To the original coverage segment of Adjustable Term Insurance
        Rider; and

    4.  After all coverage segments of Adjustable Term Insurance
        Rider have been entirely eliminated, then coverage segments of the Specified Amount will be reduced in a similar order.

o If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

o   Rider coverages may be affected by a decrease in Specified Amount.

o We will reject a decrease in Specified Amount, if to effect the decrease payments to you would have to be made from Account Value for compliance with the guideline premium limitations and the amount of the payments would exceed the Cash Value of your Policy.

o A decrease may not cause the remaining Specified Amount to be less than the amount necessary for the Policy to qualify as life insurance under Section 7702 of the Code.

o If a requested change is not approved, we will send you a written notice of our decision.

o Changes in any additional adjustable term insurance amount will be subject to the same rules discussed above for Specified Amount changes.



25  Death Benefits

10. Optional insurance benefits

--------------------------------------------------------------------------------

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your Policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your Policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits. Some of these benefits may be selected only when you apply for your Policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. We can add, delete or modify the riders we are making available at any time before they become an effective part of your policy.

See "Tax considerations" for certain possible tax consequences of and limitations on adding or deleting optional insurance benefits.


ADJUSTABLE TERM INSURANCE RIDER

You may elect the Adjustable Term Insurance Rider as a portion of the total Death Benefit. This Rider provides adjustable term life insurance on the life of an Insured, which is annually renewable until the Insured's attained age 95. The amount of coverage provided by the Rider varies over time.

When we issue a Policy, we establish a schedule of death benefit amounts called the "Target Death Benefit." The Target Death Benefit may be varied as often as each Policy year, and subject to our rules, may be changed after issue. See "Death Benefits Under the Policy."

The amount of the Adjustable Term Insurance Rider in effect at any time is equal to the difference between the scheduled Target Death Benefit and the base death benefit. The Rider is dynamic; it adjusts for variations in the base death benefit under a Policy (e.g., changes resulting from the federal income tax law definition of life insurance) so that the Target Death Benefit remains level. We generally restrict the amount of the Target Death Benefit at issue to an amount not more than 900% of the Specified Amount.

For example, assume the base death benefit varies according the following schedule. The Adjustable Term Insurance Rider will adjust to provide Death Benefit proceeds equal to the Target Death Benefit each year.

----------------------------------------------------------------------
                                               Term Insurance Rider
Base Death Benefit     Target Death Benefit           Amount
----------------------------------------------------------------------
    $500,000                $550,000                  $50,000
    $501,500                $550,000                  $48,500
    $501,250                $550,000                  $48,750
----------------------------------------------------------------------

Since the Adjustable Term Insurance Rider is dynamic, it is possible that the Rider may be eliminated entirely as a result of increases in the base death benefit. Using the above example, if the base death benefit grew to $550,000, the Adjustable Term Insurance Rider would be reduced to zero. (It can never be reduced below zero). Even though the Rider amount is reduced to zero, the Rider will remain in effect until it is removed from the Policy. Therefore, if the base death benefit is subsequently reduced below the Target Death Benefit, a Rider amount will reappear as needed to maintain the Target Death Benefit at the requested level.

There is no defined premium for the Adjustable Term Insurance Rider. We add the cost of the Rider to the monthly deductions, and it is based on each Insured's Attained Age and risk class. We may adjust the rate charged for the Rider from time to time, but any rate will remain the same for one year. The rate will never exceed the guaranteed cost of insurance rates for the Rider for that Policy year. The cost of the Rider is added to our calculation of the Target Premium.

There may be times in which it will be to your economic advantage to include a significant portion of your insurance under the Adjustable Term Insurance Rider. These circumstances depend on many factors, including the premium levels and amounts and duration of coverage you choose, as well as the age, sex, and rate class of the Insured.


ENHANCED CASH VALUE RIDER

At no cost to you and if you elect this benefit, we will add the Enhanced Cash Value Rider to your Policy when we issue the Policy. During the first eight Policy years, if you meet the conditions of the Rider, this benefit will increase your Cash Value when you make a full surrender of the Policy. The enhancement amount, however, is not added to your Account Value should you make a partial surrender, take a loan from your Policy, or if you surrender your Policy by means of an exchange.

Specifically, during the first eight Policy years (and if the conditions of the Rider are met), we will increase the amount payable upon full surrender of the Policy by a minimum additional percentage of Cash Value in each Policy year as follows:


------------------------------------------------------
  Policy Year      Enhanced Cash Value Percentage*
------------------------------------------------------
       1                        1.50%
       2                        1.75%
       3                        1.75%
       4                        1.50%
       5                        1.00%
       6                        0.75%
       7                        0.50%
       8                        0.25%
  9 and later                    0.0%
------------------------------------------------------

* The minimum percentages shown may not apply to all policies. Contact your financial professional for the percentage that applies to your policy.


We will continue to deduct any Outstanding Debt from the amount payable at full surrender. Coverage under the Enhanced Cash Value Rider will end on the earliest of: (a) the date your Policy goes out of force; (b) the eighth Policy anniversary of your Policy; or (c) the Valuation Date we receive your request to terminate the Rider. Please see


                                                 Optional insurance benefits  26
the Rider for more details. The Enhanced Cash Value Rider may affect the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher alternative death benefit as described in the Death Benefits section discussion on Death Benefit compliance under section
7702 of the Code.


GUARANTEED DEATH BENEFIT RIDER

When applying for a Policy, you may elect the Guaranteed Death Benefit Rider. This Rider may extend the period the Specified Amount of the Policy remains in effect. Premiums (less any partial surrenders and their fees) at least equal to the cumulative Monthly Guaranteed Premium must have been paid and the Account Value of the Policy must exceed Outstanding Debt for the Rider to remain in effect.

If the premiums you have paid do not equal or exceed this amount, the Rider will automatically end, subject to your policy's grace period. In addition, this Rider will automatically end at the Insured's age 95 ("Guarantee Period"). An extra charge will be deducted monthly from the Account Value during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any Monthly Anniversary Day you have not paid the amount of premiums the Rider requires you to pay.

On each Monthly Anniversary Day, we test to determine whether you have paid the amount of premiums required to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two tests. Under the first test the Account Value must exceed Outstanding Debt. Under the second test, we total the actual premiums you have paid for the Policy and subtract the amount of partial surrenders (and associated fees). The result must equal or exceed:

o   the Monthly Guaranteed Premium for the Rider, multiplied by

o   the number of complete months since the Policy Date.

If the Policy meets both tests on the Monthly Anniversary Day, the Rider remains in effect until the next Monthly Anniversary Day. If the Policy fails to meet either test, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the "grace period." If you fail to pay the additional premiums required, the Guarantee Period, and therefore the Rider, will end. Please refer to your Rider for additional information on the Guaranteed Death Benefit Rider.


MATURITY EXTENSION RIDER

The maturity date for this Policy is the Policy anniversary on which the Insured is age 95. If the Insured is living on the maturity date, we will pay to you, as an endowment benefit, the Account Value of the Policy less Outstanding Debt. See "Tax considerations" for the treatment of an endowment benefit. Ordinarily, we pay within seven days of the Policy anniversary. Payments may be postponed in certain circumstances. See "Payments."

At your option, payment of the benefit may be deferred until the date of the Insured's death. Death Proceeds payable immediately after the maturity date equal the Surrender Value of the Policy multiplied by the death benefit percentage at the Insured's age 95. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

The tax consequences of continuing the Policy beyond the Insured's 95th year are unclear. You should consult a tax adviser if you intend to keep a Policy in force beyond the Insured's 95th year.


27  Optional insurance benefits

11. Accessing your money

--------------------------------------------------------------------------------

SURRENDER

You may surrender the Policy at any time by sending a written request and your Policy to our Operations Center. The Policy will terminate at end of the Valuation Date we receive your request. Unless an optional payment plan is chosen, any proceeds will be paid to the Owner in a lump sum. The amount payable on surrender is the Cash Value on the date of surrender plus any amount added by the Enhanced Cash Value Rider and less any Outstanding Debt.

A surrender may have adverse tax consequences. See "Tax considerations."

PARTIAL SURRENDER

You may request a partial surrender of Account Value at any time. We will process the partial surrender on the Valuation Date we receive it. We currently do not limit the number of partial surrenders you may make in a policy year, although we reserve the right to limit this number to 12.

Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Account Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Target Death Benefit of less than $100,000 (with at least $50,000 of the Target Death Benefit being Specified Amount in force - i.e., the minimum amount of Target Death Benefit and Specified Amount necessary to issue the Policy).

We will deduct the partial surrender (plus the applicable fee) proportionately from your Account Value in each subaccount, Guaranteed Interest Account, and the Fixed Separate Account.

EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND DEATH BENEFIT PROCEEDS

If you make a partial surrender and you selected Death Benefit Option 1, we will decrease the Specified Amount of your Policy by the amount of the partial surrender (plus its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Account Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender (including its fee). Under either Death Benefit Option, if the Death Benefit is based on the Account Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.

There is a fee for each partial surrender of the lesser of 2.0% of the amount surrendered or $25.

Partial surrenders may have adverse tax consequences. See "Tax considerations."


LOANS

You may borrow up to 90% of Account Value under the Policy (less any Outstanding Debt on the date of the loan) by writing us at our Operations Center. The minimum amount you may borrow is $250. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the monthly deduction due on that day). The Policy is the only security for the loan. A loan may have tax consequences. Please consult a tax adviser before borrowing from the Policy.

To secure a loan, we transfer an amount equal to the loan proceeds from Account Value in the Variable Account and/or the Guaranteed Interest Account or the Fixed Separate Account to our Loan Account. We will allocate the amount of the loan against the Guaranteed Interest Account, the Fixed Separate Account, and/or each subaccount in the Variable Account in the same proportion that Account Value held in the Guaranteed Interest Account, the Fixed Separate Account, and/or each subaccount bears to total Account Value. The Loan Account is part of our General Account. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 3.0%. The tax consequences associated with loans after the tenth policy year are unclear and a tax adviser should be consulted about such loans. If when you are repaying a loan the amount of your repayment exceeds your Outstanding Debt, we will allocate the excess to the Variable Account, the Guaranteed Interest Account, and the Fixed Separate Account pursuant to your most recent allocation instructions.

We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Operations Center. We may postpone payment of a loan under certain conditions. See "Payments."

We charge interest on a loan at a maximum annual rate of 4.60%. Loan interest is payable in arrears on each Policy anniversary. If you do not pay interest when due, it will be added to the amount of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Account Value of each subaccount, and/or the Guaranteed Interest Rate or the Fixed Separate Account in the same proportion that each bears to total Account Value on the Policy anniversary.

You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time while the Policy is in effect by sending the repayment to our Operations Center. You must clearly mark a payment as a loan or interest payment for it to be treated as such. If a payment is not identified as a loan repayment, it will be treated as a premium payment. If a loan repayment is made which exceeds Outstanding Debt, we will consider the excess to be part of a Scheduled Premium, and the payment will be subject to the rules on acceptance of premium payments.

Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account, the Guaranteed Interest Account, and the Fixed Separate Account according to your current premium allocation instructions, unless you specify otherwise.


                                                        Accessing your money  28

We will deduct any Outstanding Debt from surrender value and Death Benefit proceeds payable at the Insured's death. We also deduct such amount from any Fund Value proceeds payable at maturity.


EFFECT OF LOANS

A loan affects the Policy because we reduce Death Benefit proceeds and surrender value under a Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Account Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to the loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account or the Fixed Separate Account. Amounts transferred from the Variable Account as collateral will affect Account Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account. A loan may have adverse tax consequences. See "Tax considerations."


29  Accessing your money

12. Termination

--------------------------------------------------------------------------------

GENERAL

If on any Monthly Anniversary Day, the Account Value (less Outstanding Debt) under a Policy is not sufficient to pay the current monthly deduction, we will deduct the amount that is available and we shall send the Owner (and any assignee of record) a notice of insufficient value. A grace period of 61 days from the date of the notice of insufficient value will be allowed for payment. If you do not pay the required premium, the Policy will lapse.


AMOUNTS YOU MUST PAY TO PREVENT LAPSE

If you receive a notice of insufficient value and the Guaranteed Death Benefit Rider is not in effect, you must pay the amount stated in the notice during the grace period to keep a Policy in effect. In general, the amount will equal:

     a)  any balance needed for the monthly deduction; plus

     b)  any accrued loan interest due during the grace period; plus

     c) an amount equal to two monthly deductions, or if greater, the number of monthly deductions until the next Scheduled Premium due date.

If you elect the Guaranteed Death Benefit Rider, however, the Specified Amount of your Policy will not lapse during the guarantee period of the rider even if your Account Value less Outstanding Debt is not sufficient to cover all deductions from Account Value on any Monthly Anniversary Day, provided that the test for continuation of the guarantee period set forth in your rider has been met.


A POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

A Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we would reduce the Death Benefit proceeds by the unpaid monthly deduction and by the amount of any Outstanding Debt. If you do not pay the required premium before the grace period ends, the Policy will terminate. It will have no value and no benefits will be payable. We will allocate required premium payments made during the grace period among the subaccounts and/or the Guaranteed Interest Account and the Fixed Separate Account according to your current Scheduled Premium allocation instructions. We will charge any monthly deduction due to the subaccounts, the Guaranteed Interest Account, and the Fixed Separate Account on a proportional basis.


REINSTATEMENT

If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years after the Monthly Anniversary Day preceding the beginning of the grace period.

The effective date of a reinstatement will be the Monthly Anniversary Day on or immediately preceding the date we approve the application for reinstatement. To reinstate your Policy, you must provide us the following items:

     1.  a written application from you received at our Operations
         Center within five years after the Monthly Anniversary Day preceding the beginning of the grace period;

     2.  satisfactory evidence to us of the Insured's insurability;

     3.  payment of a premium large enough to:

         a. pay the balance needed during the grace period as described in the "Amounts you must pay to prevent lapse" section above; and

         b. keep the Policy in effect for at least three months from the reinstatement date; and

     4. payment or reinstatement of any Outstanding Debt you owe us on the Policy, plus payment of interest on reinstated Outstanding Debt from the date of reinstatement to the next succeeding Policy anniversary at the rate that applies to Policy loans on the date of reinstatement.

     5.  Payment of a $150 reinstatement fee.

At the time of reinstatement, we will allocate Account Value minus, if applicable, Outstanding Debt among the subaccounts, the Guaranteed Interest Account, and the Fixed Separate Account pursuant to your most recent Scheduled Premium allocation instructions.


                                                                 Termination  30

13. Payments

--------------------------------------------------------------------------------


You may send your written request for payment by U.S. mail, or transfer request by U.S. mail or fax, to our Operations Center. We will ordinarily pay Death Benefit, surrender, partial surrender, or loan proceeds allocated from the Subaccounts, and effect transfers among the Subaccounts or from the Variable Account to the Guaranteed Interest Account or Fixed Separate Account within seven days of receiving all the information required for processing a payment.


Other than Death Benefit Proceeds, which we determine as the date of the Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Valuation Date during which our Operations Center receives all required documents. We may pay our surrender Proceeds or Death Benefit Proceeds as a lump sum or under one of our Settlement Options. See "Settlement options." Any Death Benefit Proceeds that we pay in one lump sum will include interest from the date of the Insured's death to the date of payment. The interest we pay will be not less than 2.75% annually.

We may postpone for up to six months from the date we receive your request any partial surrender payments, full surrender payments, or loan payment that involves a determination of Account Value held in the Guaranteed Interest Account or the Fixed Separate Account. We also may delay the calculation of payment if such a payment or transfer of amounts is based on investment performance of the Subaccounts and if:

o the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

o an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to honor any request for transfers, surrenders, partial surrenders, loans or Death Benefits until instructions are received from the appropriate regulator.


31  Payments

14. Charges and Deductions

--------------------------------------------------------------------------------

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.

Services and benefits we provide:

    o the Death Benefit, surrender benefit and loan benefit under the Policy;

    o Investment Options, including premium allocations;

    o administration of elective benefits; and

    o the distribution of reports to Owners.

Costs and expenses we incur:

    o processing applications for and issuing the Policies;

    o maintaining records;

    o administering settlement options;

    o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);

    o reconciling and depositing cash receipts;

    o those associated with underwriting applications and increases in Specified Amount;

    o sales and marketing expenses including compensation paid in connection with the sales of the Policies;

    o providing toll-free inquiry services;

    o other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.

The risks we assume include:

    o that an Insured may live for shorter period of time than esti mated, resulting in the payment of greater Death Benefits than expected; and

    o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the sales charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PREMIUMS

We deduct a sales charge and a tax charge from your gross premium before we apply the Net Premium to your Account Value. The sales charge compensates us for the cost of distributing the Policies. We deduct the sales charge of 9% from the gross premium only up to the Target Premium during the first 10 Policy years and during the 10 Policy years after an increase in Specified Amount.

The Target Premium is an amount equal to the maximum amount of premium which may be paid for a Policy under Death Benefit Option 1 without violating the limits of the federal income tax law definition for modified endowment contract. See "Modified Endowment Contracts." The Target Premium is not based on Scheduled Premiums. The Target Premium for the Policy and Specified Amount coverage segments added since the Policy Date will be stated in the Policy.

We may refund a portion of the sales charges we previously deducted from your premium payments to you should you surrender your Policy in the first 3 Policy years and your Policy is not in default. No refund will be paid if the Policy is in default. The amount of refund is as follows:

--------------------------------------------------------------------------------
  Year of Surrender                      Amount of Refund
--------------------------------------------------------------------------------
First Policy year        Sum of all sales charges in that year
Second Policy year       66.67% of sales charges in the first Policy year
Third Policy year        33.33% of sales charges in the first Policy year
--------------------------------------------------------------------------------

This feature may affect the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher alternative death benefit as described in the Death Benefits section discussion on Death Benefit compliance under section 7702 of the Code.

We also deduct a tax charge for state and local premium taxes and for federal tax on deferred acquisition costs. The charge for state and local premium taxes currently is 0 - 4% of each premium payment depending on applicable state law. The charge for federal tax deferred acquisition costs of the Company is currently 1.25% of your premium payment, and is used to cover our estimated cost for federal income tax treatment of deferred acquisition costs. We will not deduct the charge for federal tax deferred acquisition costs where premiums received from you are not subject to the federal tax deferred acquisition cost provisions.

We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DEDUCTIONS FROM ACCOUNT VALUE -- THE MONTHLY DEDUCTIONS

We take a monthly deduction from Account Value on each Monthly Anniversary Day. A monthly deduction is equal to the sum of:

o   the cost of insurance charge;

o   mortality and expense risk charge;

o   the administrative charge; and

o   if applicable, any rider charge.


                                                      Charges and Deductions  32

COST OF INSURANCE CHARGE. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a Death Benefit that exceeds your Account Value). The cost of insurance charge depends on the Insured's issue age (or age on the effective date of increase of Specified Amount), gender, risk class, and the duration of the Policy (or the increase in Specified Amount) and may vary from Policy to Policy and Monthly Anniversary Day to Monthly Anniversary Day.

We currently place Insureds into the following risk classes when we issue a
Policy: Preferred Nonsmoker, Preferred Smoker, Standard Nonsmoker, Standard Smoker, Guaranteed Issue Nonsmoker, Guaranteed Issue Smoker, or Substandard Class. The original risk class applies to the initial Specified Amount. A different risk class may apply to any unscheduled increase, based on the Insured's circumstances at the time of the increase in Specified Amount.

We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. The cost of insurance rate generally increases with the age of the Insured.

We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age nearest his or her birthday at the start of the Policy year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policy, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

Our current and guaranteed insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by state law.

We determine the cost of insurance for an Insured on the Policy Date and thereafter on each Monthly Anniversary Day. We determine it separately for each of the following, in the order shown:

     (A)   the initial Specified Amount and any Adjustable Term Insurance
           Rider;

     (B) each increase in Specified Amount or each increase in Adjustable Term Insurance Rider, successively, in the order in which it took effect; and

     (C) the excess of the Death Benefit over the Specified Amount or Adjustable Term Insurance Rider due to corridor death benefit percentages then in force.

We calculate the cost of insurance for each of (A), (B), and (C) above by multiplying the insurance rate by its Net Amount at Risk. The factors that affect the Net Amount at Risk include investment performance, payment of premiums, and charges to the Policy. The insurance rate that applies to paragraph (C) is the same as the rate that applies to the most recent increase in Specified Amount. If there has been no increase in the Specified Amount, the rate for the initial Specified Amount (as shown in the Policy) applies.

Lower cost of insurance rates are offered at most ages for Insureds who qualify for the standard underwriting class and whose applications are fully underwritten (i.e., subject to evidence of the Insured's insurability). Current insurance rates are generally higher for Policies issued on a guaranteed issue basis, where evidence of insurability is not required and only limited underwriting information is obtained when underwriting on a guaranteed issue basis. Policies issued to employers, trustees and similar entities are often issued on a guaranteed issue basis. Therefore, Policies in this underwriting class may present an additional mortality expense to us relative to fully underwritten Policies. The additional risk is generally reflected in higher current insurance rates guaranteed not to exceed the 1980 Commissioners' Standard Ordinary Mortality Tables.


You may generally ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's risk class to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Future (2009 or later) increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax considerations" later in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.


We may offer insurance coverage up to $2.5 million on a guaranteed issue or simplified issue basis under Policies in a single case that meet our requirements at the time of Policy issue.

MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge to compensate us for assuming mortality and expense risks under the Policies. The mortality risk is that Insureds, as a group, may live for a shorter period of time than we estimate, and therefore, the cost of insurance charges specified in the Policy will not be sufficient to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount we estimated when we set the charges for those expenses.

The amount we charge for mortality and expense risk is as follows:

33  Charges and Deductions

---------------------------------------------------------
 Policy Year                 Charge Rate
---------------------------------------------------------
Years 1-10       We will charge a monthly rate of 0.05%
                 (0.60% annually) of the Account Value
                 in the Variable Account.

Years 11+        We guarantee a maximum monthly rate
                 of 0.0375% (0.45% annually) of the
                 Account Value in the Variable Account.
                 We may reduce this charge.
---------------------------------------------------------

The mortality and expense risk charge is not assessed against the amount of the Policy Account Value allocated to the Guaranteed Interest Account, Fixed Separate Account, nor to amounts held in the Loan Account.

ADMINISTRATIVE CHARGE. We deduct a maximum charge of $12.50 each month to cover our costs of administering the policies. The administrative charge reimburses us for the administration and maintenance expenses of the policies. The administrative charge currently is $12.50 per month during the first three Policy years for Policies issued on a medically underwritten basis, and then becomes $7.50 per month on and after the third Policy anniversary. The administrative charge currently is $10.50 per month for Policies issued on a guaranteed issued basis, and then becomes $7.50 per month on and after the third Policy anniversary. We do not expect to profit from this charge.

OPTIONAL RIDER CHARGES. We deduct the charges for the optional riders you elect. The maximum amount of these charges is shown in the "Fee table" section of this prospectus. In addition, we discuss the charges for the guaranteed death benefit and the adjustable term insurance riders below.

If you elect the guaranteed death benefit rider, we will deduct a charge of $0.01 per $1,000 of Specified Amount per month during the term of the guaranteed death benefit rider. If you elect the adjustable term insurance rider, we will deduct a charge equal to the current cost of insurance rate times the Net Amount at Risk at the beginning of the Policy month.


TRANSACTION AND OTHER CHARGES

PARTIAL SURRENDER FEE. We deduct a partial surrender fee of the lesser of $25 or 2.0% of the amount surrendered on each partial surrender.

TRANSFER OF ACCOUNT VALUE. We reserve the right to charge up to a maximum of $25 for each transfer you make after the 12th transfer. We currently do not assess this fee. If we do assess a transfer charge, we will allocate the transfer charge against the elected subaccounts and/or the Guaranteed Interest Account and/or the Fixed Separate Account from which you are requesting that Fund Value be transferred.

OTHER CHARGES. We may charge the subaccounts for federal income taxes that we incur and are attributable to the Variable Account and its subaccounts. No such charge is currently assessed. In addition, there are fees and charges deducted from the assets of the Funds. These deductions are described in each Fund's prospectus.

PROJECTION REPORT CHARGE. You may request that we prepare a projection report at any time after the first policy anniversary by writing us at the Operations Center. The projection report will project future benefits and values under your Policy. We may charge you up to $25 for each projection report we prepare. We will bill you for this amount. This is not a charge that is deducted from your Fund Value. We currently do not assess this charge.


CORPORATE PURCHASERS -- REDUCTION OF CHARGES

For sales of the Policy to corporations, banks, institutions, or other business entities in situations where we expect to incur lower than normal expenses, we reserve the right to reduce or eliminate one or more of the charges or deductions described above or elsewhere in this Prospectus. We consider a number of factors to determine whether or not to expect expense reductions that would warrant a reduction or elimination of one or more charges or deductions. These may include but are not limited to:

o   the nature of the corporate, bank or institutional purchaser;

o   the case design;

o   whether the case is a Modified Endowment Contract;

o the size of the case (either by number of insured lives and/or anticipated aggregate premium);

o   the planned funding pattern for the case;

o   the anticipated persistency of the case;

o   the total assets under management by policy owner;

o   reduced distribution expenses or reduced administrative expenses; or

o any other factors that indicate reduced levels of risk, expenses or services to Owners.

In certain circumstances, charge and deduction reductions may be contractually guaranteed. Where there is no guarantee of such reductions, future experience with a category of reduced charge/deduction cases may cause us to discontinue or modify some or all of the reductions on a uniform basis for all Policies in the case.


                                                      Charges and Deductions  34

15. Tax considerations

--------------------------------------------------------------------------------

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.


TAX STATUS OF THE POLICY

To qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Moreover, the manner in which the applicable requirements of the Internal Revenue Code should be applied to certain features of the policy with its term insurance rider is not directly addressed by this guidance. Thus, while the Company believes that a policy should satisfy the applicable requirements assuming the Owner has the requisite insurable interest, it is not clear whether a policy will in all cases (particularly with respect to policies issued on a substandard basis, due to lack of guidance on the matter) satisfy the applicable requirements to receive the tax treatment normally accorded life insurance policies under the federal tax law. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify the policy as necessary in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the MONY America Variable Account L assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.

MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance policies are classified as Modified Endowment Contracts, with less favorable income tax treatment than other life insurance policies. Due to the policy's flexibility with respect to premium payments and benefits, each policy's circumstances will determine whether the policy is a Modified Endowment Contract. In general, however, a policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.


If there is a reduction in the benefits under the policy during the first seven policy years, for example, as a result of a partial withdrawal, change in Death Benefit option, or decrease in Target Death Benefit or Specified Amount, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, even after the first seven policy years, the policy may have to be retested as if it were a newly issued policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:


35  Tax considerations

    1) All distributions other than death benefits, including distri butions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.

    2) Loans taken from or secured by a policy classified as a Modi fied Endowment Contract are treated as distributions and taxed accordingly.

    3) A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59-1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the tenth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount deemed of the Outstanding Debt will be added to the amount distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.

PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.

BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.


Requirements for income tax free death benefits. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, tax reporting requirements and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.



                                                          Tax considerations  36

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.


Limitations on interest deductibility for business owned life insurance. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.


In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. Special rules apply to insurance company owners of policies which may be more restrictive.

SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subject such plans to new requirements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.


ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. This could include special rules for tax-exempt entities as well as for corporate or business uses of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash life insurance and deferred annuity products. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy.


FUTURE (2009 OR LATER) INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 CSO ("Commissioner's Standard Ordinary") mortality tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We may have additional guidance from the IRS before



37  Tax considerations

2009 at which time such rules could begin to apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.


OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY America Variable Account L for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


                                                          Tax considerations  38

16. Other Policy information

--------------------------------------------------------------------------------

POLICY ILLUSTRATIONS

Upon request, the Company will send you personalized illustrations of hypothetical future benefits under the Policy based on both guaranteed and current cost assumptions. You should obtain a personalized illustration before purchasing a Policy. Contact your agent or the Operations Center (1-800-947-3598) to obtain a personalized illustration. We reserve the right to charge you $25 for each policy illustration you request. We will bill you for this amount. This is not a charge that is deducted from your Fund Value.


RIGHT TO EXCHANGE POLICY

During the first 24 months following the Policy Date, you may exchange your Policy for one where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account." No charge is imposed on the transfer when you exercise the exchange privilege.


MISSTATEMENT OF AGE OR GENDER

If the Insured's age or gender was misstated in an application, any Death Benefit will be adjusted to reflect the amount of coverage that would have been supported by the most recent monthly deduction under the Policy based on the then current insurance rate for the correct age and gender.


SUICIDE EXCLUSION

If the Insured commits suicide, while sane or insane, within two years from the issue date, we will limit the Death Benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an Insured commits suicide, while sane or insane, within two years of the effective date of any unscheduled increase in the Specified Amount or Target Death Benefit, we will refund the cost of insurance charges made with respect to such increase.


INCONTESTABILITY

The Policy limits our right to contest a Policy as issued, as increased, or as reinstated, except for material misstatements contained in the application after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy issue date, or effective date of the increase in Specified Amount or reinstatement.


SETTLEMENT OPTIONS

Death Proceeds, maturity benefit, or surrender value will be paid in one lump sum, unless requested otherwise. Any part of the Proceeds can be left with us and paid under a payment plan. During the Insured's life, you can choose a plan. A Beneficiary can choose a plan if you have not chosen one at the Insured's death but not more than one month after Proceeds become payable. Please see your Policy for more information about the plans.


LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.


VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your Policy. The Company or your financial professional can advise you about any variations that may apply to your Policy.


39  Other Policy information

17. Additional information

--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

The Policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account L.+ The offering of the policies is intended to be continuous.


AXA Advisors and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. As of June 6, 2005, registered representatives of MONY Securities Corporation became registered representatives of AXA Advisors.


The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial representatives or Selling broker-dealers. The Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies.

Premium-based compensation paid by the Company to the Distributors will generally not exceed 30.8% of the first year premiums paid. Thereafter, premium-based compensation shall not exceed 15% of premiums paid. Beginning, at the earliest, in the second policy year, the Distributors will receive ongoing asset-based compensation up to a maximum of 0.20% annually of the Account Value less Outstanding Debt of the Policy.

Upon any subsequent increase in Specified Amount, premium-based compensation will equal a maximum of 30.8% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above.

The premium-based and asset-based compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. The Company may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.


The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.


In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals


----------------------
+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.


                                                      Additional information  40
including health and retirement benefits. For tax reasons, AXA Advisors' financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any premium-based and asset-based compensation paid by the Company to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



OTHER INFORMATION

We filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This Prospectus does not include all of the information set forth in the registration statement (including the Statement of Additional Information), its amendments, and exhibits. Statements in this Prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http://www.sec.gov.


41  Additional information

18. Financial statements

--------------------------------------------------------------------------------

The audited financial statements of MONY America Variable Account L and the Company are set forth in the Statement of Additional Information.

These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K.
PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


                                                        Financial statements  42

Appendix A: Glossary

--------------------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCOUNT VALUE - The sum of the amounts under the Policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account, the Fixed Separate Account and the Loan Account.

ATTAINED AGE - The Insured's age on the Policy issue date plus the number of full years since the Policy issue date.

BENEFICIARY - The person or entity designated by the Owner to receive the Death Proceeds of the Policy.

CASH VALUE - The Account Value of the Policy plus any refund of sales charge.

CODE - The Internal Revenue Code of 1986, as amended.

COMPANY - MONY Life Insurance Company of America. "We," "us," or "our" refers to the Company.

DEATH BENEFIT - The benefit payable under a Policy upon the death of the Insured as determined as of the date of death.

DEATH PROCEEDS - The actual amount payable to the Beneficiary.

ENHANCED CASH VALUE - The amount added to Cash Value should an Owner make a full surrender of the Policy in the first eight Policy years and meet the conditions of the Enhanced Cash Value Rider.

FIXED SEPARATE ACCOUNT - This account is a pool of assets held in a separate account established by the Company. This account is legally segregated from the Company's General Account and its assets are insulated from liabilities arising out of any business which the Company may conduct. The interest credited to this account is not dependent upon the investment performance of the underlying assets.

FUND - Any open-end management investment company or unit investment trust in which a subaccount invests.

GENERAL ACCOUNT - The assets of the Company other than those allocated to the Variable Account or any other segregated asset accounts of the Company.

GUARANTEED INTEREST ACCOUNT - This account is part of the General Account of the Company. The Owner may allocate all or a part of the Policy's Net Premium payments to this account. This account will credit the Owner with a fixed interest rate (which will not be less than 3.0%) declared by the Company.

INSURED - The person whose life is insured under a Policy.

LOAN ACCOUNT - An account to which amounts are transferred from the subaccounts of MONY America Variable Account L, the Fixed Separate Account and the Guaranteed Interest Account as collateral for any loan the Owner requests. We will credit interest to the Loan Account at a rate not less than 3.0%. The Loan Account is part of the Company's General Account.

MONTHLY ANNIVERSARY DAY - The same day in each month as the Policy Date. This day is shown on the Policy schedule.

NET AMOUNT AT RISK - The amount by which the base death benefit exceeds Account Value.

NET PREMIUM - The premium paid less the sales charge and the tax charges.

OPERATIONS CENTER - The Company's service center at 100 Madison Street, MD 34-61, Syracuse, New York 13202. The telephone number of the Operations Center is 1.800.947.3598.

OUTSTANDING DEBT - The unpaid balance of any loan which the Owner requests on the Policy. The unpaid balance includes accrued loan interest that is due and has not been paid by the Owner.

OWNER - The Owner of the Policy as named in the Policy.

POLICY - The Policy with any attached application(s), any riders, and any endorsements.

POLICY DATE - The Policy Issue Date or, if later, the Policy Date you request in your application. You should note that the Policy Date can be prior to the Policy Issue Date. We use the Policy Date to determine Policy months and years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

POLICY ISSUE DATE - The date we authorize delivery of the Policy.

SCHEDULED PREMIUM - A premium paid according to a payment schedule we establish with the Owner.

SPECIFIED AMOUNT - The minimum Death Benefit for as long as the Policy remains in effect.

SUBACCOUNT - A subdivision of the Variable Account that invests exclusively in shares of a Fund.

TARGET DEATH BENEFIT - The amount specified in the application for the Policy, or as changed by the Owner from time to time (Specified Amount) plus the Adjustable Term Insurance Rider's benefit amount. You only have a Target Death Benefit if you have an Adjustable Term Insurance Rider.

TARGET PREMIUM - The Target Premium is an amount equal to the maximum amount of premium which may be paid for a death benefit Option 1 Policy without violating the limits imposed by the federal income tax definition of a modified endowment contract.

UNIT VALUE - The measure of value in a subaccount.


VALUATION DATE - Our "Valuation Date". or "business day", is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A Valuation Date, or business day, does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Premium payments will be applied and any other transaction requests will be processed



A-1  Appendix A: Glossary
when they are received along with all the required information unless another date applies as indicated below.

o If your premium payment, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next Valuation Date:

         - on a non-Valuation Date;
         - after 4:00 p.m. Eastern Time on a Valuation Date; or
         - after an early close of regular trading on the NYSE on a Valuation Date.


VARIABLE ACCOUNT - MONY America Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Account Value.

YOU OR YOUR - The Owner as shown in the Policy.

                                                       Appendix A: Glossary  A-2

Requesting more information

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                           Page
Additional information about the Company....................................2
MONY Life Insurance Company of America......................................2
MONY America Variable Account L.............................................2
Federal bank regulatory considerations......................................2
Additional Policy information...............................................2
The Policy..................................................................2
Effect of partial surrenders on Account Value and Death Benefit proceeds....3
State variations............................................................3
Dividends...................................................................3
Other changes to your Policy................................................3
Beneficiary.................................................................3
Assignment..................................................................3
Notification and claims procedures..........................................4
The portfolios..............................................................4
Dollar-cost averaging and automatic rebalancing.............................4
Settlement plan/settlement provisions.......................................5
Distribution of the policies................................................6
Legal developments regarding unisex actuarial tables........................6
Report to Policy owners.....................................................6
Records and accounts........................................................6
Experts.....................................................................6
Financial statements........................................................7
Index to financial statements...........................................FSA-1

To learn more about the Policy, you should read the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The Table of Contents for the SAI is on the last page of this Prospectus. For a free copy of the SAI, please contact your agent, call us toll-free at 1-800-947-3598, or write us at our Operations Center at 100 Madison Street, Syracuse, NY 13202.

You may also contact your agent, call us toll-free, or write us at our Operations Center if you wish to receive personalized illustrations of an Insured's Death Benefits, Cash Values and Account Values, and to request other information about your Policy.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may review and copy information about us and the Policy (including the SAI) at the SEC's Public Reference Room in Washington, DC, or you may obtain information upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549 or by accessing the SEC's website at http://www.sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


Investment Company Act of 1940 Registration File No. 811-04234.

Corporate Sponsored Variable Universal Life

MONY America Variable Account L

Statement of Additional Information

For flexible premium variable life
insurance policy

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") contains additional information regarding the flexible premium variable life insurance policy (the "Policy") offered by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"). Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.


This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2008 and the prospectuses for AIM Variable Insurance Funds, AXA Premier VIP Trust, Dreyfus Stock Index Fund, Inc., EQ Advisors Trust, Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., and Van Eck Worldwide Insurance Trust. You may obtain a copy of these prospectuses by writing or calling us at our Operations Center shown below.

The date of this Statement of Additional Information is May 1, 2008.


TABLE OF CONTENTS

Additional information about the Company                                     2
MONY Life Insurance Company of America                                       2
MONY America Variable Account L                                              2
Federal bank regulatory considerations                                       2
Additional Policy information                                                2
The Policy                                                                   2
Effect of partial surrenders on Account Value and Death
     Benefit proceeds                                                        3
State variations                                                             3
Dividends                                                                    3
Other changes to your Policy                                                 3
Beneficiary                                                                  3
Assignment                                                                   3
Notification and claims procedures                                           4
The portfolios                                                               4
Dollar-cost averaging and automatic rebalancing                              4
Settlement plan/settlement provisions                                        5
Distribution of the Policies                                                 6
Legal developments regarding unisex actuarial tables                         6
Report to Policy Owners                                                      6
Records and accounts                                                         6
Experts                                                                      6
Financial statements                                                         7
Index to financial statements                                            FSA-1

                                   Issued by
                    MONY Life Insurance Company of America
                1290 Avenue of the Americas, New York, NY 10104

                              Operations Center:
                100 Madison Street, MD 34-61, Syracuse, NY 13202

                                (800) 947-3598




                                                                 MLA-COLI/x01957

ADDITIONAL INFORMATION ABOUT THE COMPANY

MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services , LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the policies. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.

We have a service agreements with affiliates pursuant to which the Company is provided services necessary to operate. We administer the Policies ourselves, utilizing the services provided by MONY and Andesa TPA, Inc. to meet our obligations under the Policies.

We are subject to the laws of the State of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed to operate or may become licensed to operate. We must file an annual statement in a prescribed form with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st of each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

MONY AMERICA VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws.


FEDERAL BANK REGULATORY CONSIDERATIONS
To assist banks in determining whether to purchase a corporate-owned life insurance ("COLI") policy such as the Policy, the Office of the Comptroller of the Currency ("OCC") has established guidelines describing several factors that national banks should consider. On July 20, 2000, the OCC issued Bulletin 2000-23 that outlines certain supervisory considerations a bank should consider before purchasing a COLI policy. These include the following:

o The bank should determine the need for insurance by identifying the specific risk of loss or obligation to be insured against;

o Using the cost of insurance and the time value of money, the bank should ensure that the amount of insurance purchased is not excessive;

o The bank should consider using a vendor to purchase the COLI policy which could work with the bank in designing, negotiating, and administering/servicing the COLI policy;

o Because of the long duration of the COLI policy, the bank should consider the characteristics of the policy as well as the insurance company's credit rating, general reputation and experience in the marketplace;

o The bank should consider whether the benefits to be derived from the COLI policy will achieve the bank's objectives;

o The bank should determine that any compensation provided by COLI used in a split-dollar arrangement (i.e., where the employer and employee share the rights to a policy's cash surrender value and death benefits) combined with all other compensation is not excessive;

o The bank should analyze the transaction, credit, interest rate, liquidity, compliance and price risk it will be subject to with its purchase of the COLI policy; and

o The bank should consider alternatives to the purchase of a COLI policy and document its decision concerning its COLI policy purchase.

The OCC also indicates that purchasing insurance to indemnify a bank against a specific risk does not relieve the bank from other responsibilities relating to managing that risk.


ADDITIONAL POLICY INFORMATION

THE POLICY

The Policy, a copy of the initial application, any subsequent applications to change the Policy, any endorsements, riders, and all additional Policy information sections (specification pages) added to the Policy make up the entire contract between us and the Owner. Only state-ments made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.


EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND DEATH BENEFIT PROCEEDS

When a partial surrender is made and you selected Death Benefit Option 1, the Target Death Benefit and the base death benefit of your Policy is generally decreased by the amount of the partial surrender (plus its fee). If the reduced base death benefit is less than the Specified Amount in force on that day, the Specified Amount will be decreased to equal that reduced base death benefit.

The Target Death Benefit in force must also be adjusted as follows:

1) if the base death benefit before the partial surrender is less than the Target Death Benefit, the Target Death Benefit will be reduced by the amount of the partial surrender (plus its applicable fee).

2) if the base death benefit before the partial surrender is greater than or equal to the Target Death Benefit, the Target Death Benefit under the Policy is reduced by the lesser of:

    a)  the amount of the partial surrender, plus its applicable fee;

                                     --or--

    b) the amount, if any, that the Target Death Benefit exceeds the difference between the base death benefit and the amount of the partial surrender including any applicable fee.

When a partial surrender is made and you selected Death Benefit Option 2, the Target Death Benefit is generally decreased by the amount of the partial surrender (plus the amount of the partial surrender fee). The partial surrender will not change the Specified Amount of the Policy. However, the partial surrender will reduce the base death benefit by the amount of the partial surrender. If the Option 2 Death Benefit is based upon the Cash Value times the death benefit percentage, a partial surrender may cause the base death benefit to decrease by an amount greater than the amount of the partial surrender. The Target Death Benefit under the Policy is reduced by:

1) if the base death benefit before the partial surrender is less than the Target Death Benefit, the Target Death Benefit will be reduced by the amount of the partial surrender (plus its applicable fee); or

2) if the base death benefit prior to the partial surrender is greater than or equal to the Target Death Benefit, the Target Death Benefit will be reduced by the lesser of:

    a) the amount of the partial surrender, plus its applicable fee;

                                     --or--

    b) the amount, if any, that the Target Death Benefit exceeds the difference between the base death benefit and the amount of the partial surrender.

STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. Our Policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your Policy and its endorsements and riders, if any, contact our Operations Center.


DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.


OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

o to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code;

o to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

o to reflect a change in the operation of the Variable Account, if allowed by the Policy.


BENEFICIARY

The Beneficiary is the individual named as such in the application or any later change shown in our records. We will pay the Death Benefit Proceeds to the Beneficiary. Unless otherwise provided, the Beneficiary must be living at the time of the Insured's death to receive the Proceeds. Any reference to the Beneficiary living or surviving will mean living on the earlier of (a) the day due proof of the Insured's death is received by us at our Operations Center and
(b) the 14th day after the Insured's death. The Owner may designate contingent and/or concurrent Beneficiaries as well as permanent Beneficiaries. The Owner may change the Beneficiary at any time during the Insured's life. We will need the written consent of any permanent Beneficiaries to make a change.

To make a change, the Owner must submit a written request on a form we provide to our Operations Center. The change will take effect as of the date you sign the request. But we must first accept and record this change.

Unless otherwise provided, if no designated Beneficiary is living when the Insured dies, the Death Benefit Proceeds will be payable to the Insured's executors or administrators.


ASSIGNMENT

You may assign your Policy as collateral to secure a loan or other obligation. No assignment will bind us unless you send the original or a copy of the written notice of the assignment to us at our Operations Center. The assignment will take effect once we have recorded the assignment.

An assignment does not change the ownership of the Policy. However, after an assignment, the rights of any Owner or Beneficiary will be subject to the assignment. The entire Policy, including any attached payment option or rider, will be subject to the assignment. All assign-ments will be subject to Outstanding Debt and any actions we took before the assignment took effect. We will rely solely on the statement of the assignee as to the amount of his or her interest. We will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights granted by this Policy except: (a) the right to change the Owner or Beneficiary; and (b) the right to elect a payment option. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax Considerations" in the prospectus for more information.


NOTIFICATION AND CLAIMS PROCEDURES

Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the Policy be returned for any Policy change or upon its surrender.

If an Insured dies while the Policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the Beneficiary and the Insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the Insured, including but not limited to medical records of physicians and hospitals used by the Insured.


THE PORTFOLIOS

Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans.

When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding."

Currently, the Company does not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.

We will purchase shares of the portfolios at net asset value (i.e., without a sales load) and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to make payments under the Policies. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of that portfolio at net asset value. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit Values. We may, on behalf of the Variable Account, elect not to reinvest dividends and capital gains distributions.


DOLLAR-COST AVERAGING AND AUTOMATIC REBALANCING

We offer dollar-cost averaging and automatic rebalancing services at no charge to you. Transfers as a result of dollar-cost averaging and automatic rebalancing do not count toward the 12 free transfers per Policy year. We may terminate these services at any time and may charge for these services in the future, but will give you 30 days notice before we terminate or charge for a service. These services involve the sale of units in one or more Subaccounts and the purchase of units in one or more other Subaccounts. Thus, this may result in a loss of Account Value.

If you elect both dollar-cost averaging and automatic rebalancing, we will process the dollar-cost averaging transfer before we process the automatic rebalancing transfer. Neither dollar-cost averaging nor automatic rebalancing guarantee an investment gain or protect against an investment loss.

DOLLAR-COST AVERAGING. We offer dollar-cost averaging to Owners with Account Value allocated to the EQ/Money Market Subaccount. The main objective of dollar-cost averaging is to protect Account Value from short-term price fluctuations. Under dollar-cost averaging, the same dollar amount is transferred to other Subaccounts each period. Therefore, more units are purchased in a Subaccount if the value per unit that period is low, and fewer units are purchased if the value per unit that period is high. This plan of investing keeps you from investing too much when prices of shares are high and too little when prices of shares are low.

You may elect dollar-cost averaging by completing and returning the form we provide to our Operations Center. Once you elect the service, we will transfer a designated dollar amount of Account Value from the EQ/Money Market Subaccount to one or more other Subaccounts each period. You may elect that the transfers occur monthly or quarterly. Dollar-cost averaging transfers may not be made to the Guaranteed Interest Account. You may terminate dollar-cost averaging at a designated date or when the EQ/Money Market Subaccount reaches a pre-defined minimum balance.

Each dollar-cost averaging transfer must be for at least $250. Automatic monthly transfers will take place on the 10th day of each calendar month; automatic quarterly transfers take place on the 10th day of the last month of each calendar quarter. If you elect dollar-cost averaging at the time of Policy application, we will begin transfers in the appropriate calendar month following the completion of the Right to Return Policy period. If you elect dollar-cost averaging after we issue the Policy, we will begin transfers in the appropriate calendar month which is at least 30 days following our receipt of your request for dollar-cost averaging. If, at the time of any transfer, the amount in the EQ/Money Market Subaccount is equal to or less than the amount elected to be transferred, we will transfer the entire remaining balance and dollar-cost averaging will end. You may change the amount of or the Subaccounts to which we transfer Account Value once each Policy year. You may cancel dollar-cost averaging at any time by sending notice to our Operations Center which is received at the Center at least 10 days before the next transfer date.

AUTOMATIC REBALANCING. Automatic rebalancing is a method for maintaining a balanced approach to allocating Account Value among Subaccounts and simplifying the process of asset allocation over time. You may elect automatic rebalancing when you apply for a Policy or at any time thereafter by completing and returning to us at the Operations Center the form we provide. Automatic rebalancing matches Subaccount Account Value allocations over time to the most recently filed allocation percentages for new premiums allocated to the Subaccounts. As of the 10th day of the last month of each calendar quarter, we will automatically re-allocate the amounts in each of the Subaccounts into which you allocated premiums to match the premium allocation percentages. This will rebalance Subaccount Account Values that may be out of line with the allocation percentages you indicated, which may result, for example, from Subaccounts that underperform other Subaccounts during certain quarters. We will not rebalance allocations to the Guaranteed Interest Account or the Fixed Separate Account.

If you elect automatic rebalancing with your Policy application, the first transfer will occur on the 10th day of the last month of the calendar quarter which begins after the end of the Right to Return Policy period. If you elect automatic rebalancing after we issue the Policy, we will begin as of the 10th day of the last month of the calendar quarter which follows our receipt of your notification at our Operations Center.

The automatic rebalancing feature percentages may be adjusted by changing the Policy's premium allocation percentages. If the automatic rebalancing feature is active on a Policy and a premium allocation which does not meet the Company's requirement is received, the Company will notify the Owner that the allocation must be changed; any such request will not be processed unless a request for discontinuance of automatic rebalancing is received.

You may terminate automatic rebalancing at any time, so long as we receive your notice of termination at our Operations Center at least 10 days prior to the next scheduled transfer.


SETTLEMENT PLAN/SETTLEMENT PROVISIONS

We will pay Death Benefit Proceeds or Account Value (less Outstanding Debt) in one lump sum, unless requested otherwise. Any part of the Proceeds can be left with us and paid under a payment plan.

There are several important payment plan rules:

o If you change a Beneficiary, your plan selection will no longer be in effect unless you request that it continue.

o   Any choice or change of a plan must be sent in writing to our Operations
    Center.

o   The amount of each payment under a plan must be at least $25.

o Payments will begin either on the date the Death Benefit is payable, we have received Proof of Death and an optional payment plan was elected, or on surrender, except for payments under Plan 1 which begin 1, 3, 6 or 12 months after that date.

o   Payments are backed by assets in our General Account.

We will issue a supplementary contract when Proceeds are settled under an optional payment plan.

We will make payments monthly unless quarterly, semi-annual or annual payments are asked for when the option is chosen. But, if payments of the chosen frequency would be less than $25 each, we may use a less frequent basis. The chart below shows how we will calculate payments if monthly payments are not elected.


----------------------------------------------------------------------------------------
To obtain the amount of other than monthly
payment, multiply the monthly payment by the                          Semi-      Quar-
appropriate factor                                        Annual     Annual     terly
----------------------------------------------------------------------------------------
PLAN 2                                                    11.85       5.97       2.99
PLAN 3 -- 0 Years Certain                                 11.68       5.90       2.97
PLAN 3 -- 20 Years Certain, or Specified Period Certain   11.80       5.95       2.99
PLAN 3 -- 10 Years Certain, or PLAN 3A                    11.74       5.92       2.97
----------------------------------------------------------------------------------------

Before we pay under Plan 3 or 3A, we must receive proof of age which satisfies us. After the Policy Date, unless otherwise provided in the settlement approved by us at the time it was chosen, any settlement under Plan 1, 2, 3, or 4 will end at the payee's death. The amount stated below for that plan will then be paid in one sum to the payee's executors or administrators.

Plan 1 or 4 -- Any unpaid Proceeds and interest to the date of death.

Plan 2 or 3 -- The amount which, with compound annual interest, would have provided any future income payments for: (a) the specified period (Plan 2); or
(b) the specified period certain (Plan 3). This interest will be at the rate or rates we assumed in computing the amount of income.

The optional payment plans we offer are as follows:

Plan 1. Interest Income. Interest on the Proceeds held by us at the rate set by us for each year. This rate will not be less than 2.75%.

Plan 2. Income for Specified Period. Income for the number of years chosen, based on the table below.

This table shows the monthly income for each $1,000 of Proceeds. Payments may be increased by additional interest as we may determine for each year.


OPTION 2 TABLE


---------------------------------------------------------------------------------------------------------------------------
  Years           1           2          3          4          5          6          7          8          9         10
---------------------------------------------------------------------------------------------------------------------------
  Amount      $ 84.37       42.76      28.89      21.96      17.80      15.03      13.06      11.58      10.42      9.50
  Year  s          11         12         13         14         15         16         17         18         19        20
  Amount      $  8.75        8.13       7.60       7.15       6.76       6.41       6.11       5.85       5.61      5.39
---------------------------------------------------------------------------------------------------------------------------

Plan 3. Single Life Income. Income for a period certain and during the balance of the payee's lifetime. The period certain chosen may be: (a) 0, 10 or 20 years; or (b) the period required for the total income payments to equal the Proceeds (for a specified period certain). The amount of income will be figured by us on the date the Proceeds become payable. This amount will be at least as much as the applicable amount based on the Plan 3 table in your Policy. The minimum income amounts shown in that table are based on the 1983 Table a (discrete functions, without projections for future mortality) with 3.50% interest.

Plan 3A. Joint Life Income. Income during the joint lifetime of the payee and another person. Income will continue during the balance of the survivor's lifetime. The type of income chosen may give a survivor's income equal to: (a) the income amount payable during the joint lifetime; or (b) two-thirds of that income amount.

The amount of income payable during the joint lifetime will be figured by us on the date the Proceeds become payable. This amount will be at least as much as the applicable amount based on the Plan 3A table in your Policy. The minimum income amounts shown in that table are based on the 1983 Table (discrete functions, without projections for future mortality) with 3.50% interest. If a person for whom Plan 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Plan 3 with 10 years certain.

Plan 4. Income of Specified Amount. Income, of the amount chosen, for as long as the Proceeds and interest last. But, the amount chosen may not be less each year than 10% of the Proceeds. Interest will be credited annually on the balance of the Proceeds at the rate for each year set by us. This rate will not be less than 2.75% a year.

Before paying Option 3 or 3A, we will require proof of age of the payee that satisfies us.

Even if the death benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.


DISTRIBUTION OF THE POLICIES

AXA Distributors receives fees for the sale of variable life insurance policies. AXA Distributors received compensation with respect to the Policies offered through the Variable Account in the following amounts during the periods indicated:



-------------------------------------------------------------------
                                         Aggregate Amount of
                                       Commissions Retained
                                        by AXA Distributors
                                       After Payments to its
                Aggregate Amount of         Registered
    Fiscal      Commissions Paid to   Persons and Other Sell-
     Year        AXA Distributors*      ing Broker-Dealers
-------------------------------------------------------------------
     2005          $ 7,490,997                  N/A
     2006          $ 5,567,870                  N/A
     2007          $21,231,833                  N/A
-------------------------------------------------------------------



* Includes sales compensation paid to registered persons of AXA Distributors. Also, in part of fiscal year 2005, these payments were made to MSC.


AXA Distributors passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for AXA Distributors' operating and other expenses as it relates to the Policies.

Please see your Prospectus for detailed information regarding the distribution of the policies.

LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana), are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy.

REPORT TO POLICY OWNERS

We will send a statement to each Owner at least annually that: (a) sets forth a summary of the transactions which occurred since the date of the last statement; and (b) indicates the Death Benefit, Specified Amount, Account Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate your allocation of Account Value among the Guaranteed Interest Account, the Fixed Separate Account, the Loan Account, and the Subaccounts, along with any other information required by law. Confirmations will be sent out to you upon premium payments, transfers, loans, loan repayments, partial surrenders, and surrenders.

Each Owner will also receive an annual report and a semiannual report that contains the financial statements of the Variable Account and the Funds. The Funds' statement will include a list of the portfolio securities held by the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required under the federal securities laws.

RECORDS AND ACCOUNTS

We will maintain all records and accounts relating to the Variable Account and the Funds. We will handle all financial transactions. All reports required to be made and information required to be given will be provided by Andesa Services, Inc. on our behalf.

EXPERTS


The financial statements of MONY America Variable Account L for the year ended December 31, 2007, and for each of the two years in the period ended December 31, 2007, and the financial statements of the Company at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account L
 Report of Independent Registered Public Accounting Firm...............       2
 Statements of Assets and Liabilities as of December 31, 2007..........     F-3
 Statements of Operations for the Year Ended December 31, 2007.........    F-23
 Statements of Changes in Net Assets for the Years Ended
    December 31, 2007 and December 31, 2006............................    F-36
 Notes to Financial Statements.........................................    F-68


With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm...............     F-1
 Balance Sheets, December 31, 2007 and 2006............................     F-2
 Statements of Earnings, Years Ended December 31, 2007, 2006
    and 2005...........................................................     F-3
 Statements of Shareholder's Equity and Comprehensive Income,
    Years Ended December 31, 2007, 2006 and 2005.......................     F-4
 Statements of Cash Flows, Years Ended December 31, 2007,
    2006 and 2005......................................................     F-5
 Notes to Financial Statements.........................................     F-6


                                      FSA-1

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account L


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account L listed in Note 1 at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 9, 2008

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                          AIM V.I. Financial      AIM V.I. Global          AIM V.I.
                                                               Services             Health Care           Technology
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................                24,080                33,658                13,217
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $            355,404  $            656,593  $            171,191
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $            295,216  $            809,821  $            199,570
Amount due from MONY America ..........................                   556                   779                   802
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $            295,772  $            810,600  $            200,372
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                   556                   779                   799
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                   556                   779                   799
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $            295,216  $            809,821  $            199,573
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................               295,216               809,821               199,573
Retained by MONY America in Separate Account L ........                    --                    --                    --
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $            295,216  $            809,821  $            199,573
                                                         ====================  ====================  ====================
-------

                                                             All Asset      AXA Aggressive   AXA Conservative  AXA Conservative-
                                                            Allocation        Allocation*       Allocation*    Plus Allocation*
                                                         ----------------  ----------------  ----------------  -----------------
Assets
Shares held in respective Funds .......................         4,439,690           288,343            12,424             54,642
                                                         ----------------  ----------------  ----------------  -----------------
Investments at cost ...................................  $     90,835,321  $      4,418,172  $        138,331  $         653,991
                                                         ----------------  ----------------  ----------------  -----------------
Investment in respective Funds, at net asset value ....  $     94,409,785  $      4,233,130  $        135,456  $         633,433
Amount due from MONY America ..........................                --            43,431               202              2,806
Amount due from respective Funds ......................            15,496                --                --                 --
                                                         ----------------  ----------------  ----------------  -----------------
  Total Assets ........................................  $     94,425,281  $      4,276,561  $        135,658  $         636,239
                                                         ----------------  ----------------  ----------------  -----------------
Liabilities
Amount due to MONY America ............................            15,496                --                --                 --
Amount due to respective funds ........................                --            43,431               202              2,806
                                                         ----------------  ----------------  ----------------  -----------------
  Total Liabilities ...................................            15,496            43,431               202              2,806
                                                         ----------------  ----------------  ----------------  -----------------
Net Assets ............................................  $     94,409,785  $      4,233,130  $        135,456  $         633,433
                                                         ================  ================  ================  =================
Net Assets:
Accumulation Units ....................................        94,408,457         4,233,130           135,456            633,433
Retained by MONY America in Separate Account L ........             1,328                --                --                 --
                                                         ----------------  ----------------  ----------------  -----------------
Total Net Assets ......................................  $     94,409,785  $      4,233,130  $        135,456  $         633,433
                                                         ================  ================  ================  =================

-------
*  Denotes multiple share classes held by the respective fund.
   B .....................................................                          288,343            12,424             54,642
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           AXA Moderate     AXA Moderate-
                                                            Allocation*    Plus Allocation*
                                                         ----------------  ----------------
Assets
Shares held in respective Funds .......................           259,710           942,629
                                                         ----------------  ----------------
Investments at cost ...................................  $      4,530,111  $     13,552,188
                                                         ----------------  ----------------
Investment in respective Funds, at net asset value ....  $      4,416,688  $     13,148,659
Amount due from MONY America ..........................            44,141            39,672
Amount due from respective Funds ......................                --                --
                                                         ----------------  ----------------
  Total Assets ........................................  $      4,460,829  $     13,188,331
                                                         ----------------  ----------------
Liabilities
Amount due to MONY America ............................                --                --
Amount due to respective funds ........................            44,125            39,672
                                                         ----------------  ----------------
  Total Liabilities ...................................            44,125            39,672
                                                         ----------------  ----------------
Net Assets ............................................  $      4,416,704  $     13,148,659
                                                         ================  ================
Net Assets:
Accumulation Units ....................................         4,416,704        13,148,014
Retained by MONY America in Separate Account L ........                --               645
                                                         ----------------  ----------------
Total Net Assets ......................................  $      4,416,704  $     13,148,659
                                                         ================  ================

-------
* Denotes multiple share classes held by the respective fund.
 A .....................................................                              1,381
 B .....................................................          259,710           941,248
The accompanying notes are an integral part of these financial statements.

                                                                                                     EQ/AllianceBernstein
                                                                                                         Intermediate
                                                            Dreyfus Stock      EQ/AllianceBernstein        Government
                                                          Index Fund, Inc.         Common Stock*           Securities
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................             1,736,796                59,352                 8,855
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $         53,341,397  $          1,171,041  $             87,980
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $         64,956,170  $          1,198,650  $             87,085
Amount due from MONY America ..........................                83,815                 9,342                15,490
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $         65,039,985  $          1,207,992  $            102,575
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                83,815                 9,342                15,490
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                83,815                 9,342                15,490
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $         64,956,170  $          1,198,650  $             87,085
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................            64,956,071             1,198,650                71,113
Retained by MONY America in Separate Account L ........                    99                    --                15,972
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $         64,956,170  $          1,198,650  $             87,085
                                                         ====================  ====================  ====================

-------
* Denotes multiple share classes held by the respective fund.
  A .....................................................                                    20,939
  B .....................................................                                    38,413
The accompanying notes are an integral part of these financial statements.

                                                                               EQ/AllianceBernstein
                                                         EQ/AllianceBernstein       Large Cap
                                                             International*           Growth
                                                         --------------------  --------------------
Assets
Shares held in respective Funds .......................               273,504                11,683
                                                         --------------------  --------------------
Investments at cost ...................................  $          4,070,228  $             97,350
                                                         --------------------  --------------------
Investment in respective Funds, at net asset value ....  $          3,947,126  $            102,309
Amount due from MONY America ..........................                 5,908                 2,497
Amount due from respective Funds ......................                    --                    --
                                                         --------------------  --------------------
  Total Assets ........................................  $          3,953,034  $            104,806
                                                         --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --
Amount due to respective funds ........................                 5,881                 2,497
                                                         --------------------  --------------------
  Total Liabilities ...................................                 5,881                 2,497
                                                         --------------------  --------------------
Net Assets ............................................  $          3,947,153  $            102,309
                                                         ====================  ====================
Net Assets:
Accumulation Units ....................................             3,947,153               102,309
Retained by MONY America in Separate Account L ........                    --                    --
                                                         --------------------  --------------------
Total Net Assets ......................................  $          3,947,153  $            102,309
                                                         ====================  ====================
-------
*  Denotes multiple share classes held by the respective fund.
 A .....................................................              222,436
 B .....................................................               51,068
The accompanying notes are an integral part of these financial statements.


MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                               EQ/AllianceBernstein
                                                         EQ/AllianceBernstein       Small Cap        EQ/AllianceBernstein
                                                             Quality Bond*           Growth*                Value*
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................                12,528                60,088               933,004
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $            126,391  $            983,921  $         14,625,514
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $            123,871  $            977,432  $         13,309,140
Amount due from MONY America ..........................                10,890                 4,637                 8,650
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $            134,761  $            982,069  $         13,317,790
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                10,890                 4,637                 8,650
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                10,890                 4,637                 8,650
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $            123,871  $            977,432  $         13,309,140
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................               123,871               977,431            13,308,473
Retained by MONY America in Separate Account L ........                    --                     1                   667
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $            123,871  $            977,432  $         13,309,140
                                                         ====================  ====================  ====================

--------------------
* Denotes multiple share classes held by the respective fund.
  A ....................................................                                     46,697               842,283
  B ....................................................               12,528                13,391                90,721
The accompanying notes are an integral part of these financial statements.

                                                                           EQ/AXA Rosenberg    EQ/BlackRock      EQ/BlackRock
                                                             EQ/Ariel         Value Long/      Basic Value      International
                                                         Appreciation II     Short Equity        Equity             Value*
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................             1,542             1,581            75,680           761,268
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $         18,226  $         16,891  $      1,276,025  $     11,252,497
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $         16,890  $         16,946  $      1,188,209  $     12,274,748
Amount due from MONY America ..........................                --                --             1,926            16,584
Amount due from respective Funds ......................                --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $         16,890  $         16,946  $      1,190,135  $     12,291,332
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................                --                --                --                --
Amount due to respective funds ........................                --                --             1,926            16,584
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................                --                --             1,926            16,584
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $         16,890  $         16,946  $      1,188,209  $     12,274,748
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................            16,890            16,946         1,188,054        12,274,274
Retained by MONY America in Separate Account L ........                --                --               155               474
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $         16,890  $         16,946  $      1,188,209  $     12,274,748
                                                         ================  ================  ================  ================
-------
* Denotes multiple share classes held by the respective fund.
  A .....................................................                                                                722,021
  B .....................................................                                                                 39,247

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                      EQ/Boston           EQ/Calvert
                                                                EQ/Bond           Advisors Equity          Socially
                                                                 Index                 Income *          Responsible*
                                                         --------------------  --------------------  --------------------
Asset
Shares held in respective Funds .......................               493,200             5,580,836               229,830
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $          5,232,108  $         35,235,007  $          1,759,297
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $          4,990,475  $         36,558,793  $          2,110,967
Amount due from MONY America ..........................                   497                10,673                   847
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $          4,990,972  $         36,569,466  $          2,111,814
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                   497                10,673                   847
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                   497                10,673                   847
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $          4,990,475  $         36,558,793  $          2,110,967
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................             4,990,422            36,558,666             2,110,957
Retained by MONY America in Separate Account L ........                    53                   127                    10
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $          4,990,475  $         36,558,793  $          2,110,967
                                                         ====================  ====================  ====================
-------
* Denotes multiple share classes held by the respective fund.
  A .....................................................                                 3,834,692               191,868
  B .....................................................                                 1,746,144                37,962
The accompanying notes are an integral part of these financial statements.

                                                           EQ/Capital         EQ/Capital
                                                            Guardian           Guardian      EQ/Caywood-Scholl     EQ/Equity
                                                             Growth*           Research*      High Yield Bond      500 Index
                                                         ----------------  ----------------  -----------------  ----------------
Assets
Shares held in respective Funds .......................           523,738           365,760          2,582,795            35,176
                                                         ----------------  ----------------  -----------------  ----------------
Investments at cost ...................................  $      6,438,626  $      4,633,566  $      11,779,783  $        949,949
                                                         ----------------  ----------------  -----------------  ----------------
Investment in respective Funds, at net asset value ....  $      7,763,044  $      5,072,078  $      11,509,752  $        911,774
Amount due from MONY America ..........................             1,027           127,013                 14               482
Amount due from respective Funds ......................                --                --              1,098                --
                                                         ----------------  ----------------  -----------------  ----------------
  Total Assets ........................................  $      7,764,071  $      5,199,091  $      11,510,864  $        912,256
                                                         ----------------  ----------------  -----------------  ----------------
Liabilities
Amount due to MONY America ............................                --                --              1,098                --
Amount due to respective funds ........................             1,027             5,413                 --               482
                                                         ----------------  ----------------  -----------------  ----------------
  Total Liabilities ...................................             1,027             5,413              1,098               482
                                                         ----------------  ----------------  -----------------  ----------------
Net Assets ............................................  $      7,763,044  $      5,193,678  $      11,509,766  $        911,774
                                                         ================  ================  =================  ================
Net Assets:
Accumulation Units ....................................         7,763,044         5,193,678         11,509,766           911,774
Retained by MONY America in Separate Account L ........                --                --                 --                --
                                                         ----------------  ----------------  -----------------  ----------------
Total Net Assets ......................................  $      7,763,044  $      5,193,678  $      11,509,766  $        911,774
                                                         ================  ================  =================  ================

-------
*  Denotes multiple share classes held by the respective fund.
   A .....................................................        518,286           358,714
   B .....................................................          5,452             7,046

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                             EQ/Evergreen         EQ/Evergreen              EQ/FI
                                                          International Bond          Omega                Mid Cap*
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................                 8,914                 2,838               397,987
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $             93,026  $             26,796  $          4,126,868
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $             95,918  $             25,769  $          4,009,557
Amount due from MONY America ..........................                    43                 3,075                 9,988
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $             95,961  $             28,844  $          4,019,545
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                    43                 3,075                 9,981
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                    43                 3,075                 9,981
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $             95,918  $             25,769  $          4,009,564
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................                95,918                25,769             4,009,564
Retained by MONY America in Separate Account L ........                    --                    --                    --
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $             95,918  $             25,769  $          4,009,564
                                                         ====================  ====================  ====================
-------
* Denotes multiple share classes held by the respective fund.
  A .....................................................                                                         345,680
  B .....................................................                                                          52,307
The accompanying notes are an integral part of these financial statements.

                                                             EQ/GAMCO          EQ/GAMCO
                                                            Mergers and     Small Company     EQ/Government    EQ/International
                                                           Acquisitions         Value           Securities          Growth
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................            14,560         2,596,106         1,058,921         3,411,395
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $        187,838  $     66,259,930  $     11,883,779  $     18,078,695
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $        178,103  $     82,003,258  $     11,603,495  $     24,709,729
Amount due from MONY America ..........................               270             1,620            10,921             1,402
Amount due from respective Funds ......................                --            26,819                --            20,085
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $        178,373  $     82,031,697  $     11,614,416  $     24,731,216
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................                --            26,819                --            20,085
Amount due to respective funds ........................               270                --            10,903                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................               270            26,819            10,903            20,085
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $        178,103  $     82,004,878  $     11,603,513  $     24,711,131
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................           177,792        82,004,878        11,603,513        24,711,131
Retained by MONY America in Separate Account L ........               311                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $        178,103  $     82,004,878  $     11,603,513  $     24,711,131
                                                         ================  ================  ================  ================

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                             EQ/JPMorgan
                                                           EQ/JPMorgan          Value         EQ/Legg Mason        EQ/Long
                                                            Core Bond*      Opportunities*     Value Equity       Term Bond*
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................         3,184,222             6,098             7,406           661,825
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $     36,478,278  $         84,776  $         83,133  $      9,130,090
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $     34,383,789  $         71,083  $         76,192  $      9,058,077
Amount due from MONY America ..........................                29               338                --                17
Amount due from respective Funds ......................            18,840                --                --            21,812
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $     34,402,658  $         71,421  $         76,192  $      9,079,906
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................            18,840                --                --            21,812
Amount due to respective funds ........................                --               338                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................            18,840               338                --            21,812
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     34,383,818  $         71,083  $         76,192  $      9,058,094
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        34,383,818            71,083            76,192         9,058,094
Retained by MONY America in Separate Account L ........                --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $     34,383,818  $         71,083  $         76,192  $      9,058,094
                                                         ================  ================  ================  ================
-------
* Denotes multiple share classes held by the respective fund.
  A .....................................................       3,155,212                --                              655,613
  B .....................................................          29,010             6,098                                6,212
The accompanying notes are an integral part of these financial statements.

                                                            EQ/Lord Abbett        EQ/Lord Abbett       EQ/Lord Abbett
                                                          Growth and Income*      Large Cap Core        Mid Cap Value*
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................               651,764                 2,663             1,289,341
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $          7,423,284  $             34,420  $         14,612,571
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $          7,917,306  $             33,549  $         15,001,236
Amount due from MONY America ..........................                    --                    --                 2,755
Amount due from respective Funds ......................                42,752                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $          7,960,058  $             33,549  $         15,003,991
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                42,752                    --                    --
Amount due to respective funds ........................                    --                    --                 2,755
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                42,752                    --                 2,755
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $          7,917,306  $             33,549  $         15,001,236
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................             7,917,027                33,549            15,001,196
Retained by MONY America in Separate Account L ........                   279                    --                    40
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $          7,917,306  $             33,549  $         15,001,236
                                                         ====================  ====================  ====================
-------
* Denotes multiple share classes held by the respective fund.
 A .....................................................              646,462                                   1,279,173
 B .....................................................                5,302                                      10,168

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                              EQ/Marsico              EQ/Money            EQ/Montag &
                                                                 Focus                 Market*         Caldwell Growth
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................               760,347            52,754,851             9,531,740
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $         10,868,190  $         52,756,644  $         45,810,991
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $         13,355,572  $         52,757,430  $         62,649,260
Amount due from MONY America ..........................                46,026                    --                49,428
Amount due from respective Funds ......................                    --                47,145                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $         13,401,598  $         52,804,575  $         62,698,688
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                47,145                    --
Amount due to respective funds ........................                32,191                    --                43,251
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                32,191                47,145                43,251
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $         13,369,407  $         52,757,430  $         62,655,437
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................            13,369,407            52,635,513            62,655,437
Retained by MONY America in Separate Account L ........                    --               121,917                    --
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $         13,369,407  $         52,757,430  $         62,655,437
                                                         ====================  ====================  ====================
-------
* Denotes multiple share classes held by the respective fund.
 A .....................................................                                 51,572,901
 B .....................................................                                  1,181,950
The accompanying notes are an integral part of these financial statements.

                                                            EQ/PIMCO           EQ/Short         EQ/Small       EQ/T. Rowe Price
                                                           Real Return      Duration Bond     Company Index*     Growth Stock
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................           392,733            67,778           531,227         2,397,904
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $      4,000,838  $        688,154  $      6,199,101  $     48,127,424
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $      4,140,386  $        684,124  $      6,165,498  $     51,421,013
Amount due from MONY America ..........................                 8             3,136             4,760               956
Amount due from respective Funds ......................             2,528                --                --            17,311
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $      4,142,922  $        687,260  $      6,170,258  $     51,439,280
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................             2,528                --                --            17,311
Amount due to respective funds ........................                --             3,133             4,758                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................             2,528             3,133             4,758            17,311
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $      4,140,394  $        684,127  $      6,165,500  $     51,421,969
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................         4,140,394           684,127         6,165,500        51,421,969
Retained by MONY America in Separate Account L ........                --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $      4,140,394  $        684,127  $      6,165,500  $     51,421,969
                                                         ================  ================  ================  ================
-------
* Denotes multiple share classes held by the respective fund.

 A .....................................................                                              489,824
 B .....................................................                                               41,403

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                                        EQ/Van Kampen
                                                            EQ/UBS Growth          EQ/Van Kampen          Emerging
                                                              and Income              Comstock         Markets Equity*
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................             3,123,910                 5,478               163,981
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $         16,831,682  $             65,348  $          2,609,441
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value .. .  $         21,376,322  $             59,561  $          3,092,755
Amount due from MONY America ..........................                    --                    24                12,956
Amount due from respective Funds ......................                 1,458                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $         21,377,780  $             59,585  $          3,105,711
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                 1,458                    --                    --
Amount due to respective funds ........................                    --                    24                12,956
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                 1,458                    24                12,956
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $         21,376,322  $             59,561  $          3,092,755
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................            21,376,267                59,561             3,092,533
Retained by MONY America in Separate Account L ........                    55                    --                   222
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $         21,376,322  $             59,561  $          3,092,755
                                                         ====================  ====================  ====================
-------
* Denotes multiple share classes held by the respective fund.
  A ..................................................                                                             96,542
  B ..................................................                                                             67,439
  Institutional
  Initial ............................................
  Service ............................................
The accompanying notes are an integral part of these financial statements.

                                                           EQ/Van Kampen    EQ/Van Kampen     Fidelity VIP      Fidelity VIP
                                                          Mid Cap Growth*    Real Estate*     Asset Manager     Contrafund(R)*
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................           802,529           956,177            12,425         1,845,579
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $     11,924,835  $      8,741,445  $        186,324  $     52,933,217
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value .. .  $     12,621,994  $      7,855,813  $        205,874  $     51,381,417
Amount due from MONY America ..........................             1,374                --                --             3,688
Amount due from respective Funds ......................                --            20,520                --             6,720
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $     12,623,368  $      7,876,333  $        205,874  $     51,391,825
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities

Amount due to MONY America ............................                --            20,520                --             6,720
Amount due to respective funds ........................             1,366                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................             1,366            20,520                --             6,720
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     12,622,002  $      7,855,813  $        205,874  $     51,385,105
                                                         ================  ================  ================  ================
Net Assets:

Accumulation Units ....................................        12,622,002         7,855,813           205,874        51,385,105
Retained by MONY America in Separate Account L ........                --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $     12,622,002  $      7,855,813  $        205,874  $     51,385,105
                                                         ================  ================  ================  ================
-------
* Denotes multiple share classes held by the respective fund.
 A ..................................................              787,678          952,069
 B ..................................................              14,851            4,108
 Institutional
 Initial ............................................                                                                   743,136
 Service ............................................                                                                 1,102,443

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Fidelity VIP        Franklin         Franklin
                                                            Growth and          Income       Rising Dividends      Franklin
                                                              Income          Securities        Securities     Zero Coupon 2010
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................           113,616           640,521            30,119             6,943
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $      1,755,766  $     10,510,224  $        567,550  $        110,113
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $      1,932,600  $     11,087,415  $        580,392  $        112,619
Amount due from MONY America ..........................             2,504               967               463                 3
Amount due from respective Funds ......................                --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $      1,935,104  $     11,088,382  $        580,855  $        112,622
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................                --                --                --                --
Amount due to respective funds ........................             2,504               967               463                 3
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................             2,504               967               463                 3
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $      1,932,600  $     11,087,415  $        580,392  $        112,619
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................         1,932,597        10,843,520           580,392           112,619
Retained by MONY America in Separate Account L ........                 3           243,895                --                --
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $      1,932,600  $     11,087,415  $        580,392  $        112,619
                                                         ================  ================  ================  ================

                                                                                               Janus Aspen
                                                                                                  Series
                                                           Janus Aspen       Janus Aspen      International    Janus Aspen Series
                                                         Series Balanced    Series Forty*         Growth*         Mid Cap Growth
                                                         ----------------  ----------------  ----------------  ------------------
Assets
Shares held in respective Funds .......................           304,521           675,778           224,646             444,620
                                                         ----------------  ----------------  ----------------  ------------------
Investments at cost ...................................  $      7,472,563  $     17,362,951  $      8,920,428  $       11,484,105
                                                         ----------------  ----------------  ----------------  ------------------
Investment in respective Funds, at net asset value ....  $      9,150,848  $     27,803,974  $     14,592,221  $       17,758,104
Amount due from MONY America ..........................               983                34                --               7,456
Amount due from respective Funds ......................                --               451             2,751                  --
                                                         ----------------  ----------------  ----------------  ------------------
  Total Assets ........................................  $      9,151,831  $     27,804,459  $     14,594,972  $       17,765,560
                                                         ----------------  ----------------  ----------------  ------------------
Liabilities
Amount due to MONY America ............................                --               451             2,751                  --
Amount due to respective funds ........................               983                --                --               7,452
                                                         ----------------  ----------------  ----------------  ------------------
  Total Liabilities ...................................               983               451             2,751               7,452
                                                         ----------------  ----------------  ----------------  ------------------
Net Assets ............................................  $      9,150,848  $     27,804,008  $     14,592,221  $       17,758,108
                                                         ================  ================  ================  ==================
Net Assets:
Accumulation Units ....................................         9,150,830        27,804,008        14,592,210          17,758,108
Retained by MONY America in Separate Account L ........                18                --                11                  --
                                                         ----------------  ----------------  ----------------  ------------------
Total Net Assets ......................................  $      9,150,848  $     27,804,008  $     14,592,221  $       17,758,108
                                                         ================  ================  ================  ==================
-------
* Denotes multiple share classes held by the respective fund.
  Institutional                                                                     611,167           125,352
  Service ...............................................                            64,611            99,294
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                          Janus Aspen Series    Janus Aspen Series        MarketPLUS
                                                             Mid Cap Value       Worldwide Growth     International Core
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................               200,294               466,637                 8,266
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $          3,202,736  $         12,668,822  $            119,643
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $          3,342,911  $         16,486,278  $            105,546
Amount due from MONY America ..........................                   417                 7,245                    89
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $          3,343,328  $         16,493,523  $            105,635
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                   417                 7,245                    89
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                   417                 7,245                    89
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $          3,342,911  $         16,486,278  $            105,546
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................             3,342,909            16,486,188               105,546
Retained by MONY America in Separate Account L ........                     2                    90                    --
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $          3,342,911  $         16,486,278  $            105,546
                                                         ====================  ====================  ====================

                                                            MarketPLUS        MarketPLUS        MarketPLUS         MFS(R)
                                                          Large Cap Core   Large Cap Growth   Mid Cap Value       Utilities
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................             1,573             7,171            30,365            70,238
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $         17,268  $        123,261  $        414,604  $      1,892,672
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $         14,301  $        127,245  $        313,207  $      2,421,793
Amount due from MONY America ..........................                --               646               408             2,931
Amount due from respective Funds ......................                --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $         14,301  $        127,891  $        313,615  $      2,424,724
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................                --                --                --                --
Amount due to respective funds ........................                --               646               408             2,931
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................                --               646               408             2,931
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $         14,301  $        127,245  $        313,207  $      2,421,793
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................            14,301           127,245           312,909         2,421,790
Retained by MONY America in Separate Account L ........                --                --               298                 3
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $         14,301  $        127,245  $        313,207  $      2,421,793
                                                         ================  ================  ================  ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            Multimanager     Multimanager      Multimanager       Multimanager
                                                         Aggressive Equity     Core Bond        Health Care       High Yield*
                                                         -----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................              1,346            19,203            10,170           362,031
                                                         -----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $          40,962  $        195,302  $        116,884  $      2,058,576
                                                         -----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $          42,477  $        199,709  $        111,313  $      1,932,192
Amount due from MONY America ..........................              1,900                61               172             5,892
Amount due from respective Funds ......................                 --                --                --                --
                                                         -----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $          44,377  $        199,770  $        111,485  $      1,938,084
                                                         -----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................                 --                --                --                --
Amount due to respective funds ........................              1,900                61               172             5,892
                                                         -----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................              1,900                61               172             5,892
                                                         -----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $          42,477  $        199,709  $        111,313  $      1,932,192
                                                         =================  ================  ================  ================
Net Assets:
Accumulation Units ....................................             42,477           199,709           111,313         1,931,887
Retained by MONY America in Separate Account L ........                 --                --                --               305
                                                         -----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $          42,477  $        199,709  $        111,313  $      1,932,192
                                                         =================  ================  ================  ================
-------
* Denotes multiple share classes held by the respective fund.
  A .....................................................                                                                273,841
  B .....................................................                                                                 88,190
The accompanying notes are an integral part of these financial statements.

                                                             Multimanager           Multimanager          Multimanager
                                                         International Equity  Large Cap Core Equity    Large Cap Growth
                                                         --------------------  ---------------------  --------------------
Assets
Shares held in respective Funds .......................                15,350                  3,686                17,719
                                                         --------------------  ---------------------  --------------------
Investments at cost ...................................  $            254,833  $              45,797  $            183,397
                                                         --------------------  ---------------------  --------------------
Investment in respective Funds, at net asset value ....  $            251,011  $              42,998  $            171,315
Amount due from MONY America ..........................                 1,184                     --                14,361
Amount due from respective Funds ......................                    --                     --                    --
                                                         --------------------  ---------------------  --------------------
  Total Assets ........................................  $            252,195  $              42,998  $            185,676
                                                         --------------------  ---------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                     --                    --
Amount due to respective funds ........................                 1,184                     --                14,361
                                                         --------------------  ---------------------  --------------------
  Total Liabilities ...................................                 1,184                     --                14,361
                                                         --------------------  ---------------------  --------------------
Net Assets ............................................  $            251,011  $              42,998  $            171,315
                                                         ====================  =====================  ====================
Net Assets:
Accumulation Units ....................................               251,011                 42,998               171,315
Retained by MONY America in Separate Account L ........                    --                     --                    --
                                                         --------------------  ---------------------  --------------------
Total Net Assets ......................................  $            251,011  $              42,998  $            171,315
                                                         ====================  =====================  ====================

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                             Multimanager         Multimanager          Multimanager
                                                           Large Cap Value       Mid Cap Growth         Mid Cap Value
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................                27,184                11,436                13,213
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $            357,451  $            111,589  $            135,406
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $            320,557  $            102,304  $            119,053
Amount due from MONY America ..........................                 1,144                    94                   241
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $            321,701  $            102,398  $            119,294
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                 1,144                    94                   241
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                 1,144                    94                   241
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $            320,557  $            102,304  $            119,053
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................               320,399               102,304               119,053
Retained by MONY America in Separate Account L ........                   158                    --                    --
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $            320,557  $            102,304  $            119,053
                                                         ====================  ====================  ====================

                                                           Multimanager      Multimanager      Mulitmanager        Oppenheimer
                                                         Small Cap Growth  Small Cap Value      Technology      Global Securities
                                                         ----------------  ----------------  ----------------  ------------------
Assets
Shares held in respective Funds .......................         1,913,619             9,039            13,242              57,478
                                                         ----------------  ----------------  ----------------  ------------------
Investments at cost ...................................  $     15,530,931  $        121,841  $        164,991  $        1,905,074
                                                         ----------------  ----------------  ----------------  ------------------
Investment in respective Funds, at net asset value ....  $     17,055,382  $        101,601  $        171,859  $        2,084,731
Amount due from MONY America ..........................                --                57             5,801                 254
Amount due from respective Funds ......................            10,439                --                --                  --
                                                         ----------------  ----------------  ----------------  ------------------
  Total Assets ........................................  $     17,065,821  $        101,658  $        177,660  $        2,084,985
                                                         ----------------  ----------------  ----------------  ------------------
Liabilities
Amount due to MONY America ............................            10,439                --                --                  --
Amount due to respective funds ........................                --                57             5,801                 254
                                                         ----------------  ----------------  ----------------  ------------------
  Total Liabilities ...................................            10,439                57             5,801                 254
                                                         ----------------  ----------------  ----------------  ------------------
Net Assets ............................................  $     17,055,382  $        101,601  $        171,859  $        2,084,731
                                                         ================  ================  ================  ==================
Net Assets:
Accumulation Units ....................................        17,055,104           101,601           171,859           2,084,730
Retained by MONY America in Separate Account L ........               278                --                --                   1
                                                         ----------------  ----------------  ----------------  ------------------
Total Net Assets ......................................  $     17,055,382  $        101,601  $        171,859  $        2,084,731
                                                         ================  ================  ================  ==================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                             PIMCO Global        PIMCO StocksPLUS       UIF Emerging
                                                            Bond (Unhedged)     Growth and Income       Markets Debt
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................               219,323               429,777                57,612
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $          2,722,412  $          4,302,537  $            497,142
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $          2,803,094  $          4,744,744  $            491,434
Amount due from MONY America ..........................                 2,016                    77                   958
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $          2,805,110  $          4,744,821  $            492,392
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                 2,016                    77                   958
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                 2,016                    77                   958
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $          2,803,094  $          4,744,744  $            491,434
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................             2,800,918             4,744,732               491,434
Retained by MONY America in Separate Account L ........                 2,176                    12                    --
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $          2,803,094  $          4,744,744  $            491,434
                                                         ====================  ====================  ====================

                                                                                                  Van Eck           Van Eck
                                                           UIF Global          Van Eck       Worldwide Emerging   Worldwide Hard
                                                          Value Equity      Worldwide Bond        Markets            Assets
                                                         ----------------  ----------------  ------------------  ----------------
Assets
Shares held in respective Funds .......................           115,215            10,746             210,010            30,060
                                                         ----------------  ----------------  ------------------  ----------------
Investments at cost ...................................  $      1,863,097  $        120,326  $        4,538,137  $        996,850
                                                         ----------------  ----------------  ------------------  ----------------
Investment in respective Funds, at net asset value ....  $      1,896,443  $        130,247  $        5,821,476  $      1,238,172
Amount due from MONY America ..........................             5,103                --              11,644            12,736
Amount due from respective Funds ......................                --                --                  --                --
                                                         ----------------  ----------------  ------------------  ----------------
  Total Assets ........................................  $      1,901,546  $        130,247  $        5,833,120  $      1,250,908
                                                         ----------------  ----------------  ------------------  ----------------
Liabilities
Amount due to MONY America ............................                --                --                  --                --
Amount due to respective funds ........................             5,103                --              11,644            12,736
                                                         ----------------  ----------------  ------------------  ----------------
  Total Liabilities ...................................             5,103                --              11,644            12,736
                                                         ----------------  ----------------  ------------------  ----------------
Net Assets ............................................  $      1,896,443  $        130,247  $        5,821,476  $      1,238,172
                                                         ================  ================  ==================  ================
Net Assets:
Accumulation Units ....................................         1,896,443           130,247           5,821,476         1,238,167
Retained by MONY America in Separate Account L ........                --                --                  --                 5
                                                         ----------------  ----------------  ------------------  ----------------
Total Net Assets ......................................  $      1,896,443  $        130,247  $        5,821,476  $      1,238,172
                                                         ================  ================  ==================  ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

               Fund Name                                     Option
-------------------------------------- --------------------------------------------------
AIM V.I. Financial Services .......... MONY Corporate Sponsored Variable Universal Life
AIM V.I. Financial Services .......... MONY Variable Universal Life
AIM V.I. Financial Services .......... Survivorship Variable Universal Life

AIM V.I. Global Health Care .......... MONY Corporate Sponsored Variable Universal Life
AIM V.I. Global Health Care .......... MONY Variable Universal Life
AIM V.I. Global Health Care .......... Survivorship Variable Universal Life

AIM V.I. Technology .................. MONY Corporate Sponsored Variable Universal Life
AIM V.I. Technology .................. MONY Variable Universal Life
AIM V.I. Technology .................. Survivorship Variable Universal Life

All Asset Allocation ................. MONY Corporate Sponsored Variable Universal Life
All Asset Allocation ................. MONY Variable Universal Life
All Asset Allocation ................. Survivorship Variable Universal Life
All Asset Allocation ................. MONY Custom Estate Master
All Asset Allocation ................. MONY Custom Equity Master
All Asset Allocation ................. MONY Equity Master

AXA Aggressive Allocation ............ Incentive Life Legacy
AXA Aggressive Allocation ............ Incentive Life Legacy
AXA Aggressive Allocation ............ MONY Corporate Sponsored Variable Universal Life
AXA Aggressive Allocation ............ MONY Variable Universal Life
AXA Aggressive Allocation ............ Survivorship Variable Universal Life
AXA Aggressive Allocation ............ MONY Custom Estate Master
AXA Aggressive Allocation ............ MONY Custom Equity Master
AXA Aggressive Allocation ............ MONY Equity Master

AXA Conservative Allocation .......... Incentive Life Legacy
AXA Conservative Allocation .......... Incentive Life Legacy
AXA Conservative Allocation .......... MONY Corporate Sponsored Variable Universal Life
AXA Conservative Allocation .......... MONY Variable Universal Life
AXA Conservative Allocation .......... Survivorship Variable Universal Life
AXA Conservative Allocation .......... MONY Custom Estate Master
AXA Conservative Allocation .......... MONY Custom Equity Master
AXA Conservative Allocation .......... MONY Equity Master

AXA Conservative-Plus Allocation ..... Incentive Life Legacy
AXA Conservative-Plus Allocation ..... Incentive Life Legacy
AXA Conservative-Plus Allocation ..... MONY Corporate Sponsored Variable Universal Life
AXA Conservative-Plus Allocation ..... MONY Variable Universal Life
AXA Conservative-Plus Allocation ..... Survivorship Variable Universal Life
AXA Conservative-Plus Allocation ..... MONY Custom Estate Master
AXA Conservative-Plus Allocation ..... MONY Custom Equity Master
AXA Conservative-Plus Allocation ..... MONY Equity Master

AXA Moderate Allocation .............. Incentive Life Legacy
AXA Moderate Allocation .............. MONY Corporate Sponsored Variable Universal Life
AXA Moderate Allocation .............. MONY Variable Universal Life
AXA Moderate Allocation .............. Survivorship Variable Universal Life
AXA Moderate Allocation .............. MONY Custom Estate Master
AXA Moderate Allocation .............. MONY Custom Equity Master
AXA Moderate Allocation .............. MONY Equity Master

AXA Moderate-Plus Allocation ......... Incentive Life Legacy
AXA Moderate-Plus Allocation ......... Incentive Life Legacy
AXA Moderate-Plus Allocation ......... MONY Corporate Sponsored Variable Universal Life
AXA Moderate-Plus Allocation ......... MONY Variable Universal Life
AXA Moderate-Plus Allocation ......... Survivorship Variable Universal Life
AXA Moderate-Plus Allocation ......... MONY Custom Estate Master
AXA Moderate-Plus Allocation ......... MONY Custom Equity Master
AXA Moderate-Plus Allocation ......... MONY Equity Master

Dreyfus Stock Index Fund, Inc. ....... MONY Corporate Sponsored Variable Universal Life
Dreyfus Stock Index Fund, Inc. ....... MONY Custom Estate Master


                                                       Mortality
                                                           &
                                                        Expense       Unit Fair        Units
               Fund Name                   Class         Ratio          Value      Outstanding
-------------------------------------- ------------   ------------   ------------  ------------
AIM V.I. Financial Services ..........    Series I            0.00%  $      11.65         1,839
AIM V.I. Financial Services ..........    Series I            0.35%         11.59        21,037
AIM V.I. Financial Services ..........    Series I            0.35%         11.96         2,510

AIM V.I. Global Health Care ..........    Series I            0.00%  $      14.90         8,354
AIM V.I. Global Health Care ..........    Series I            0.35%         13.97        48,950
AIM V.I. Global Health Care ..........    Series I            0.35%         14.16           106

AIM V.I. Technology ..................    Series I            0.00%  $      13.92         4,420
AIM V.I. Technology ..................    Series I            0.35%         10.61        13,005
AIM V.I. Technology ..................    Series I            0.35%         12.27            --

All Asset Allocation .................       B                0.00%  $      13.90        13,080
All Asset Allocation .................       B                0.35%         13.16       195,835
All Asset Allocation .................       B                0.35%         12.66         3,615
All Asset Allocation .................       B                0.35%         11.99       171,014
All Asset Allocation .................       B                0.35%         12.15     1,177,649
All Asset Allocation .................       B                0.75%         25.11     2,996,300

AXA Aggressive Allocation ............       B                0.00%  $     165.60        24,022
AXA Aggressive Allocation ............       B                0.00%        165.60            97
AXA Aggressive Allocation ............       A                0.00%         10.10            --
AXA Aggressive Allocation ............       B                0.35%         10.07         6,631
AXA Aggressive Allocation ............       B                0.35%         10.07            --
AXA Aggressive Allocation ............       B                0.35%         10.07           323
AXA Aggressive Allocation ............       B                0.35%         10.07         6,665
AXA Aggressive Allocation ............       B                0.75%         10.04        10,136

AXA Conservative Allocation ..........       B                0.00%  $     125.29         1,066
AXA Conservative Allocation ..........       B                0.00%        125.29            --
AXA Conservative Allocation ..........       A                0.00%         10.44            --
AXA Conservative Allocation ..........       B                0.35%         10.40            --
AXA Conservative Allocation ..........       B                0.35%         10.40            --
AXA Conservative Allocation ..........       B                0.35%         10.40            --
AXA Conservative Allocation ..........       B                0.35%         10.40           185
AXA Conservative Allocation ..........       B                0.75%         10.38            --

AXA Conservative-Plus Allocation .....       B                0.00%  $     133.37         4,093
AXA Conservative-Plus Allocation .....       B                0.00%        133.37            11
AXA Conservative-Plus Allocation .....       A                0.00%         10.30            --
AXA Conservative-Plus Allocation .....       B                0.35%         10.27         7,966
AXA Conservative-Plus Allocation .....       B                0.35%         10.27            --
AXA Conservative-Plus Allocation .....       B                0.35%         10.27            --
AXA Conservative-Plus Allocation .....       B                0.35%         10.27            --
AXA Conservative-Plus Allocation .....       B                0.75%         10.24           423

AXA Moderate Allocation ..............       B                0.00%  $     145.96        26,899
AXA Moderate Allocation ..............       A                0.00%         10.30            --
AXA Moderate Allocation ..............       B                0.35%         10.26         3,652
AXA Moderate Allocation ..............       B                0.35%         10.26            --
AXA Moderate Allocation ..............       B                0.35%         10.26        21,036
AXA Moderate Allocation ..............       B                0.35%         10.26        20,345
AXA Moderate Allocation ..............       B                0.75%         10.24         2,768

AXA Moderate-Plus Allocation .........       B                0.00%  $     157.21        77,058
AXA Moderate-Plus Allocation .........       B                0.00%        157.21           121
AXA Moderate-Plus Allocation .........       A                0.00%         10.22         1,884
AXA Moderate-Plus Allocation .........       B                0.35%         10.19        18,035
AXA Moderate-Plus Allocation .........       B                0.35%         10.19            --
AXA Moderate-Plus Allocation .........       B                0.35%         10.19           323
AXA Moderate-Plus Allocation .........       B                0.35%         10.19        63,729
AXA Moderate-Plus Allocation .........       B                0.75%         10.17        15,678

Dreyfus Stock Index Fund, Inc. .......    Initial             0.00%  $      18.02     2,513,008
Dreyfus Stock Index Fund, Inc. .......    Initial             0.35%         11.64       104,663

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                    Fund Name                                          Option
------------------------------------------------ --------------------------------------------------
Dreyfus Stock Index Fund, Inc. ................. MONY Custom Equity Master
Dreyfus Stock Index Fund, Inc. ................. MONY Equity Master

EQ/AllianceBernstein Common Stock .............. Incentive Life Legacy
EQ/AllianceBernstein Common Stock .............. Incentive Life Legacy
EQ/AllianceBernstein Common Stock .............. MONY Corporate Sponsored Variable Universal Life

EQ/AllianceBernstein Intermediate Government
Securities ..................................... Incentive Life Legacy
EQ/AllianceBernstein Intermediate Government
Securities ..................................... Incentive Life Legacy

EQ/AllianceBernstein International ............. Incentive Life Legacy
EQ/AllianceBernstein International ............. MONY Corporate Sponsored Variable Universal Life

EQ/AllianceBernstein Large Cap Growth .......... Incentive Life Legacy

EQ/AllianceBernstein Quality Bond .............. Incentive Life Legacy
EQ/AllianceBernstein Quality Bond .............. Incentive Life Legacy
EQ/AllianceBernstein Quality Bond .............. MONY Corporate Sponsored Variable Universal Life

EQ/AllianceBernstein Small Cap Growth .......... Incentive Life Legacy
EQ/AllianceBernstein Small Cap Growth .......... MONY Corporate Sponsored Variable Universal Life
EQ/AllianceBernstein Small Cap Growth .......... MONY Variable Universal Life
EQ/AllianceBernstein Small Cap Growth .......... Survivorship Variable Universal Life

EQ/AllianceBernstein Value ..................... Incentive Life Legacy
EQ/AllianceBernstein Value ..................... Incentive Life Legacy
EQ/AllianceBernstein Value ..................... MONY Corporate Sponsored Variable Universal Life
EQ/AllianceBernstein Value ..................... MONY Variable Universal Life
EQ/AllianceBernstein Value ..................... Survivorship Variable Universal Life

EQ/Ariel Appreciation II ....................... Incentive Life Legacy

EQ/AXA Rosenberg Value Long/Short Equity ....... Incentive Life Legacy
EQ/AXA Rosenberg Value Long/Short Equity ....... Incentive Life Legacy

EQ/BlackRock Basic Value Equity ................ Incentive Life Legacy
EQ/BlackRock Basic Value Equity ................ MONY Variable Universal Life

EQ/BlackRock International Value ............... Incentive Life Legacy
EQ/BlackRock International Value ............... MONY Corporate Sponsored Variable Universal Life

EQ/Bond Index .................................. MONY Corporate Sponsored Variable Universal Life
EQ/Bond Index .................................. MONY Custom Estate Master
EQ/Bond Index .................................. MONY Custom Equity Master
EQ/Bond Index .................................. MONY Strategist
EQ/Bond Index .................................. MONY Equity Master

EQ/Boston Advisors Equity Income ............... Incentive Life Legacy
EQ/Boston Advisors Equity Income ............... MONY Corporate Sponsored Variable Universal Life
EQ/Boston Advisors Equity Income ............... MONY Variable Universal Life
EQ/Boston Advisors Equity Income ............... Survivorship Variable Universal Life
EQ/Boston Advisors Equity Income ............... MONY Custom Estate Master
EQ/Boston Advisors Equity Income ............... MONY Custom Equity Master
EQ/Boston Advisors Equity Income ............... MONY Strategist
EQ/Boston Advisors Equity Income ............... MONY Equity Master

EQ/Calvert Socially Responsible ................ Incentive Life Legacy
EQ/Calvert Socially Responsible ................ MONY Corporate Sponsored Variable Universal Life
EQ/Calvert Socially Responsible ................ MONY Variable Universal Life
EQ/Calvert Socially Responsible ................ Survivorship Variable Universal Life
EQ/Calvert Socially Responsible ................ MONY Custom Estate Master
EQ/Calvert Socially Responsible ................ MONY Custom Equity Master
EQ/Calvert Socially Responsible ................ MONY Equity Master

                                                              Mortality
                                                                  &
                                                               Expense       Unit Fair       Units
                    Fund Name                     Class         Ratio          Value      Outstanding
--------------------------------------------- ------------   ------------   ------------  ------------
Dreyfus Stock Index Fund, Inc. ..............    Initial             0.35%         11.70     1,172,227
Dreyfus Stock Index Fund, Inc. ..............    Initial             0.75%         10.53       449,533

EQ/AllianceBernstein Common Stock ...........       B                0.00%  $     115.89         6,676
EQ/AllianceBernstein Common Stock ...........       B                0.00%        115.89             5
EQ/AllianceBernstein Common Stock ...........       A                0.00%         17.96        23,633

EQ/AllianceBernstein Intermediate Government
Securities ..................................       B                0.00%  $     149.27           309
EQ/AllianceBernstein Intermediate Government
Securities ..................................       B                0.00%        149.27           305

EQ/AllianceBernstein International ..........       B                0.00%  $     171.21         4,251
EQ/AllianceBernstein International ..........       A                0.00%         16.75       192,157

EQ/AllianceBernstein Large Cap Growth .......       B                0.00%  $      88.85         1,151

EQ/AllianceBernstein Quality Bond ...........       B                0.00%  $     153.30           678
EQ/AllianceBernstein Quality Bond ...........       B                0.00%        153.30           130
EQ/AllianceBernstein Quality Bond ...........       A                0.00%         10.17            --

EQ/AllianceBernstein Small Cap Growth .......       B                0.00%  $     205.66         1,032
EQ/AllianceBernstein Small Cap Growth .......       A                0.00%         15.05        10,409
EQ/AllianceBernstein Small Cap Growth .......       A                0.35%         13.82        41,204
EQ/AllianceBernstein Small Cap Growth .......       A                0.35%         13.80         2,819

EQ/AllianceBernstein Value ..................       B                0.00%  $     150.30         8,603
EQ/AllianceBernstein Value ..................       B                0.00%        150.30             7
EQ/AllianceBernstein Value ..................       A                0.00%         18.36       583,729
EQ/AllianceBernstein Value ..................       A                0.35%         13.15        94,856
EQ/AllianceBernstein Value ..................       A                0.35%         12.78         3,868

EQ/Ariel Appreciation II ....................       B                0.00%  $     114.20           148

EQ/AXA Rosenberg Value Long/Short Equity ....       B                0.00%  $     112.54           151
EQ/AXA Rosenberg Value Long/Short Equity ....       B                0.00%        112.54            --

EQ/BlackRock Basic Value Equity .............       B                0.00%  $     279.01         1,224
EQ/BlackRock Basic Value Equity .............       B                0.35%         15.25        55,509

EQ/BlackRock International Value ............       B                0.00%  $     188.94         3,351
EQ/BlackRock International Value ............       A                0.00%         19.76       589,133

EQ/Bond Index ...............................       A                0.00%  $      16.06        63,945
EQ/Bond Index ...............................       A                0.35%         14.73        24,143
EQ/Bond Index ...............................       A                0.35%         14.63       144,469
EQ/Bond Index ...............................       A                0.60%         35.94         2,822
EQ/Bond Index ...............................       A                0.75%         17.91        77,729

EQ/Boston Advisors Equity Income ............       B                0.00%  $     136.96           641
EQ/Boston Advisors Equity Income ............       A                0.00%         19.23     1,272,321
EQ/Boston Advisors Equity Income ............       B                0.35%         16.48       122,867
EQ/Boston Advisors Equity Income ............       B                0.35%         15.71        11,979
EQ/Boston Advisors Equity Income ............       B                0.35%         15.88        48,844
EQ/Boston Advisors Equity Income ............       B                0.35%         16.21       383,684
EQ/Boston Advisors Equity Income ............       A                0.60%         12.06        52,393
EQ/Boston Advisors Equity Income ............       B                0.75%         14.06       154,014

EQ/Calvert Socially Responsible .............       B                0.00%  $     112.02           107
EQ/Calvert Socially Responsible .............       A                0.00%          9.99         7,723
EQ/Calvert Socially Responsible .............       B                0.35%         12.23        27,265
EQ/Calvert Socially Responsible .............       B                0.35%         12.23            --
EQ/Calvert Socially Responsible .............       A                0.35%          8.61         8,715
EQ/Calvert Socially Responsible .............       A                0.35%          8.94       161,444
EQ/Calvert Socially Responsible .............       A                0.75%          9.84        17,317

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

               Fund Name                                      Option
--------------------------------------- --------------------------------------------------
EQ/Capital Guardian Growth ............ Incentive Life Legacy
EQ/Capital Guardian Growth ............ MONY Corporate Sponsored Variable Universal Life

EQ/Capital Guardian Research .......... Incentive Life Legacy
EQ/Capital Guardian Research .......... MONY Strategist
EQ/Capital Guardian Research .......... MONY Corporate Sponsored Variable Universal Life
EQ/Capital Guardian Research .......... MONY Variable Universal Life
EQ/Capital Guardian Research .......... MONY Custom Estate Master
EQ/Capital Guardian Research .......... MONY Custom Equity Master
EQ/Capital Guardian Research .......... MONY Equity Master

EQ/Caywood-Scholl High Yield Bond ..... Incentive Life Legacy
EQ/Caywood-Scholl High Yield Bond ..... Incentive Life Legacy
EQ/Caywood-Scholl High Yield Bond ..... MONY Corporate Sponsored Variable Universal Life
EQ/Caywood-Scholl High Yield Bond ..... MONY Custom Estate Master
EQ/Caywood-Scholl High Yield Bond ..... MONY Custom Equity Master
EQ/Caywood-Scholl High Yield Bond ..... MONY Equity Master

EQ/Equity 500 Index ................... Incentive Life Legacy
EQ/Equity 500 Index ................... Incentive Life Legacy

EQ/Evergreen International Bond ....... Incentive Life Legacy
EQ/Evergreen International Bond ....... Incentive Life Legacy

EQ/Evergreen Omega .................... Incentive Life Legacy

EQ/FI Mid Cap ......................... Incentive Life Legacy
EQ/FI Mid Cap ......................... MONY Variable Universal Life
EQ/FI Mid Cap ......................... Survivorship Variable Universal Life

EQ/GAMCO Mergers and Acquisitions ..... Incentive Life Legacy

EQ/GAMCO Small Company Value .......... Incentive Life Legacy
EQ/GAMCO Small Company Value .......... Incentive Life Legacy
EQ/GAMCO Small Company Value .......... MONY Corporate Sponsored Variable Universal Life
EQ/GAMCO Small Company Value .......... MONY Variable Universal Life
EQ/GAMCO Small Company Value .......... Survivorship Variable Universal Life
EQ/GAMCO Small Company Value .......... MONY Custom Estate Master
EQ/GAMCO Small Company Value .......... MONY Custom Equity Master
EQ/GAMCO Small Company Value .......... MONY Equity Master

EQ/Government Securities .............. MONY Corporate Sponsored Variable Universal Life
EQ/Government Securities .............. MONY Variable Universal Life
EQ/Government Securities .............. Survivorship Variable Universal Life
EQ/Government Securities .............. MONY Custom Estate Master
EQ/Government Securities .............. MONY Custom Equity Master
EQ/Government Securities .............. MONY Equity Master

EQ/International Growth ............... Incentive Life Legacy
EQ/International Growth ............... Incentive Life Legacy
EQ/International Growth ............... MONY Corporate Sponsored Variable Universal Life
EQ/International Growth ............... MONY Custom Estate Master
EQ/International Growth ............... MONY Custom Equity Master
EQ/International Growth ............... MONY Equity Master

EQ/JPMorgan Core Bond ................. Incentive Life Legacy
EQ/JPMorgan Core Bond ................. MONY Corporate Sponsored Variable Universal Life
EQ/JPMorgan Core Bond ................. MONY Variable Universal Life
EQ/JPMorgan Core Bond ................. Survivorship Variable Universal Life
EQ/JPMorgan Core Bond ................. MONY Custom Estate Master
EQ/JPMorgan Core Bond ................. MONY Custom Equity Master

                                                              Mortality
                                                                  &
                                                               Expense       Unit Fair       Units
                    Fund Name                     Class         Ratio          Value      Outstanding
--------------------------------------        ------------   ------------   ------------  ------------
EQ/Capital Guardian Growth ..................       B                0.00%  $      87.78           918
EQ/Capital Guardian Growth ..................       A                0.00%         13.26       579,228

EQ/Capital Guardian Research ................       B                0.00%  $     148.80           657
EQ/Capital Guardian Research ................       A                0.60%         11.74       152,099
EQ/Capital Guardian Research ................       A                0.00%         10.39        45,691
EQ/Capital Guardian Research ................       A                0.35%         15.23        44,202
EQ/Capital Guardian Research ................       A                0.35%         10.37        14,170
EQ/Capital Guardian Research ................       A                0.35%         10.17       164,493
EQ/Capital Guardian Research ................       A                0.75%         12.75        17,310

EQ/Caywood-Scholl High Yield Bond ...........       B                0.00%  $     116.44           947
EQ/Caywood-Scholl High Yield Bond ...........       B                0.00%        116.44             5
EQ/Caywood-Scholl High Yield Bond ...........       B                0.00%         18.22        18,861
EQ/Caywood-Scholl High Yield Bond ...........       B                0.35%         16.09        48,496
EQ/Caywood-Scholl High Yield Bond ...........       B                0.35%         16.18       268,029
EQ/Caywood-Scholl High Yield Bond ...........       B                0.75%         22.50       263,872

EQ/Equity 500 Index .........................       B                0.00%  $     116.38         7,139
EQ/Equity 500 Index .........................       B                0.00%        116.38           696

EQ/Evergreen International Bond .............       B                0.00%  $     110.57           858
EQ/Evergreen International Bond .............       B                0.00%        110.57            10

EQ/Evergreen Omega ..........................       B                0.00%  $     108.08           238

EQ/FI Mid Cap ...............................       B                0.00%  $     151.40         3,440
EQ/FI Mid Cap ...............................       A                0.35%         17.87       184,829
EQ/FI Mid Cap ...............................       A                0.35%         17.09        10,898

EQ/GAMCO Mergers and Acquisitions ...........       B                0.00%  $     123.00         1,448

EQ/GAMCO Small Company Value ................       B                0.00%  $     153.87         3,230
EQ/GAMCO Small Company Value ................       B                0.00%        153.87           132
EQ/GAMCO Small Company Value ................       B                0.00%         33.77       113,043
EQ/GAMCO Small Company Value ................       B                0.35%         20.94       428,356
EQ/GAMCO Small Company Value ................       B                0.35%         20.13        18,488
EQ/GAMCO Small Company Value ................       B                0.35%         26.23        68,411
EQ/GAMCO Small Company Value ................       B                0.35%         27.77       856,806
EQ/GAMCO Small Company Value ................       B                0.75%         50.64       844,071

EQ/Government Securities ....................       A                0.00%  $      15.35       238,896
EQ/Government Securities ....................       A                0.35%         11.97       208,206
EQ/Government Securities ....................       A                0.35%         11.97         8,469
EQ/Government Securities ....................       A                0.35%         14.08        26,053
EQ/Government Securities ....................       A                0.35%         14.03       230,197
EQ/Government Securities ....................       A                0.75%         16.87       103,484

EQ/International Growth .....................       B                0.00%  $     169.40         1,026
EQ/International Growth .....................       B                0.00%        169.40           455
EQ/International Growth .....................       B                0.00%         16.23        14,854
EQ/International Growth .....................       B                0.35%         14.68        66,987
EQ/International Growth .....................       B                0.35%         15.62       540,759
EQ/International Growth .....................       B                0.75%         23.27       635,516

EQ/JPMorgan Core Bond .......................       B                0.00%  $     128.15         2,448
EQ/JPMorgan Core Bond .......................       A                0.00%         14.18     1,860,538
EQ/JPMorgan Core Bond .......................       A                0.35%         14.57       351,513
EQ/JPMorgan Core Bond .......................       A                0.35%         14.49        13,797
EQ/JPMorgan Core Bond .......................       A                0.35%         13.91        20,123
EQ/JPMorgan Core Bond .......................       A                0.35%         14.12       147,192

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

              Fund Name                                     Option
------------------------------------- --------------------------------------------------
EQ/JPMorgan Value Opportunities ..... Incentive Life Legacy
EQ/JPMorgan Value Opportunities ..... MONY Corporate Sponsored Variable Universal Life

EQ/Legg Mason Value Equity .......... Incentive Life Legacy

EQ/Long Term Bond ................... Incentive Life Legacy
EQ/Long Term Bond ................... MONY Corporate Sponsored Variable Universal Life
EQ/Long Term Bond ................... MONY Variable Universal Life
EQ/Long Term Bond ................... Survivorship Variable Universal Life
EQ/Long Term Bond ................... MONY Custom Estate Master
EQ/Long Term Bond ................... MONY Custom Equity Master
EQ/Long Term Bond ................... MONY Strategist
EQ/Long Term Bond ................... MONY Equity Master

EQ/Lord Abbett Growth and Income .... Incentive Life Legacy
EQ/Lord Abbett Growth and Income .... MONY Variable Universal Life
EQ/Lord Abbett Growth and Income .... Survivorship Variable Universal Life
EQ/Lord Abbett Growth and Income .... MONY Custom Estate Master
EQ/Lord Abbett Growth and Income .... MONY Custom Equity Master

EQ/Lord Abbett Large Cap Core ....... Incentive Life Legacy

EQ/Lord Abbett Mid Cap Value ........ Incentive Life Legacy
EQ/Lord Abbett Mid Cap Value ........ MONY Corporate Sponsored Variable Universal Life
EQ/Lord Abbett Mid Cap Value ........ MONY Variable Universal Life
EQ/Lord Abbett Mid Cap Value ........ Survivorship Variable Universal Life
EQ/Lord Abbett Mid Cap Value ........ MONY Custom Estate Master
EQ/Lord Abbett Mid Cap Value ........ MONY Custom Equity Master

EQ/Marsico Focus .................... Incentive Life Legacy
EQ/Marsico Focus .................... Incentive Life Legacy
EQ/Marsico Focus .................... MONY Custom Estate Master
EQ/Marsico Focus .................... MONY Custom Equity Master
EQ/Marsico Focus .................... MONY Equity Master

EQ/Money Market ..................... Incentive Life Legacy
EQ/Money Market ..................... MONY Corporate Sponsored Variable Universal Life
EQ/Money Market ..................... MONY Variable Universal Life
EQ/Money Market ..................... Survivorship Variable Universal Life
EQ/Money Market ..................... MONY Custom Estate Master
EQ/Money Market ..................... MONY Custom Equity Master
EQ/Money Market ..................... MONY Strategist
EQ/Money Market ..................... MONY Equity Master

EQ/Montag & Caldwell Growth ......... Incentive Life Legacy
EQ/Montag & Caldwell Growth ......... MONY Corporate Sponsored Variable Universal Life
EQ/Montag & Caldwell Growth ......... MONY Variable Universal Life
EQ/Montag & Caldwell Growth ......... Survivorship Variable Universal Life
EQ/Montag & Caldwell Growth ......... MONY Custom Estate Master
EQ/Montag & Caldwell Growth ......... MONY Custom Equity Master
EQ/Montag & Caldwell Growth ......... MONY Equity Master

EQ/PIMCO Real Return ................ Incentive Life Legacy
EQ/PIMCO Real Return ................ Incentive Life Legacy
EQ/PIMCO Real Return ................ MONY Corporate Sponsored Variable Universal Life
EQ/PIMCO Real Return ................ MONY Variable Universal Life
EQ/PIMCO Real Return ................ Survivorship Variable Universal Life
EQ/PIMCO Real Return ................ MONY Custom Estate Master
EQ/PIMCO Real Return ................ MONY Custom Equity Master

                                                              Mortality
                                                                  &
                                                               Expense       Unit Fair       Units
                    Fund Name                     Class         Ratio          Value      Outstanding
--------------------------------------------- ------------   ------------   ------------  ------------
EQ/JPMorgan Value Opportunities .............       B                0.00%  $     181.02           393
EQ/JPMorgan Value Opportunities .............       A                0.00%          9.12            --

EQ/Legg Mason Value Equity ..................       B                0.00%  $     107.28           710

EQ/Long Term Bond ...........................       B                0.00%  $     110.33           771
EQ/Long Term Bond ...........................       A                0.00%         18.24        20,420
EQ/Long Term Bond ...........................       A                0.35%         14.15       116,611
EQ/Long Term Bond ...........................       A                0.35%         14.33         4,080
EQ/Long Term Bond ...........................       A                0.35%         16.48        34,702
EQ/Long Term Bond ...........................       A                0.35%         16.02       243,412
EQ/Long Term Bond ...........................       A                0.60%         52.73           772
EQ/Long Term Bond ...........................       A                0.75%         23.04       103,313

EQ/Lord Abbett Growth and Income ............       B                0.00%  $     129.70           497
EQ/Lord Abbett Growth and Income ............       A                0.35%         15.50       312,757
EQ/Lord Abbett Growth and Income ............       A                0.35%         14.59        11,244
EQ/Lord Abbett Growth and Income ............       A                0.35%         15.51        12,186
EQ/Lord Abbett Growth and Income ............       A                0.35%         15.42       171,971

EQ/Lord Abbett Large Cap Core ...............       B                0.00%  $     132.91           252

EQ/Lord Abbett Mid Cap Value ................       B                0.00%  $     127.19           931
EQ/Lord Abbett Mid Cap Value ................       A                0.00%         16.64       451,783
EQ/Lord Abbett Mid Cap Value ................       A                0.35%         17.49       213,647
EQ/Lord Abbett Mid Cap Value ................       A                0.35%         15.66         4,837
EQ/Lord Abbett Mid Cap Value ................       A                0.35%         16.02        18,188
EQ/Lord Abbett Mid Cap Value ................       A                0.35%         16.02       203,781

EQ/Marsico Focus ............................       B                0.00%  $     187.95         4,334
EQ/Marsico Focus ............................       B                0.00%        187.95           216
EQ/Marsico Focus ............................       B                0.35%         13.15        79,771
EQ/Marsico Focus ............................       B                0.35%         13.15       643,811
EQ/Marsico Focus ............................       B                0.75%         13.03       229,398

EQ/Money Market .............................       B                0.00%  $     128.77         9,180
EQ/Money Market .............................       A                0.00%         11.12     3,452,039
EQ/Money Market .............................       A                0.35%         11.03       234,067
EQ/Money Market .............................       A                0.35%         11.03           291
EQ/Money Market .............................       A                0.35%         11.03       125,643
EQ/Money Market .............................       A                0.35%         11.03       516,512
EQ/Money Market .............................       A                0.60%         10.97        13,671
EQ/Money Market .............................       A                0.75%         10.92       308,850

EQ/Montag & Caldwell Growth .................       B                0.00%  $     144.30           686
EQ/Montag & Caldwell Growth .................       B                0.00%         10.67        33,877
EQ/Montag & Caldwell Growth .................       B                0.35%         13.23       630,117
EQ/Montag & Caldwell Growth .................       B                0.35%         12.94        16,798
EQ/Montag & Caldwell Growth .................       B                0.35%         12.57       436,466
EQ/Montag & Caldwell Growth .................       B                0.35%         12.92     3,379,023
EQ/Montag & Caldwell Growth .................       B                0.75%         10.12       442,859

EQ/PIMCO Real Return ........................       B                0.00%  $     112.18           895
EQ/PIMCO Real Return ........................       B                0.00%        112.18             8
EQ/PIMCO Real Return ........................       B                0.00%         13.13       124,705
EQ/PIMCO Real Return ........................       B                0.35%         13.08       123,204
EQ/PIMCO Real Return ........................       B                0.35%         13.01         4,990
EQ/PIMCO Real Return ........................       B                0.35%         12.97         5,612
EQ/PIMCO Real Return ........................       B                0.35%         13.00        50,159

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                 Fund Name                                        Option
------------------------------------------- --------------------------------------------------
EQ/Short Duration Bond .................... Incentive Life Legacy
EQ/Short Duration Bond .................... Incentive Life Legacy
EQ/Short Duration Bond .................... MONY Corporate Sponsored Variable Universal Life
EQ/Short Duration Bond .................... MONY Variable Universal Life

EQ/Small Company Index .................... Incentive Life Legacy
EQ/Small Company Index .................... Incentive Life Legacy
EQ/Small Company Index .................... MONY Corporate Sponsored Variable Universal Life
EQ/Small Company Index .................... MONY Variable Universal Life

EQ/T. Rowe Price Growth Stock ............. Incentive Life Legacy
EQ/T. Rowe Price Growth Stock ............. MONY Corporate Sponsored Variable Universal Life
EQ/T. Rowe Price Growth Stock ............. MONY Custom Estate Master
EQ/T. Rowe Price Growth Stock ............. MONY Custom Equity Master
EQ/T. Rowe Price Growth Stock ............. MONY Equity Master

EQ/UBS Growth and Income .................. Incentive Life Legacy
EQ/UBS Growth and Income .................. MONY Variable Universal Life
EQ/UBS Growth and Income .................. Survivorship Variable Universal Life
EQ/UBS Growth and Income .................. MONY Custom Estate Master
EQ/UBS Growth and Income .................. MONY Custom Equity Master
EQ/UBS Growth and Income .................. MONY Equity Master

EQ/Van Kampen Comstock .................... Incentive Life Legacy

EQ/Van Kampen Emerging Markets Equity ..... Incentive Life Legacy
EQ/Van Kampen Emerging Markets Equity ..... Incentive Life Legacy
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Universal Life
EQ/Van Kampen Emerging Markets Equity ..... Survivorship Variable Universal Life

EQ/Van Kampen Mid Cap Growth .............. Incentive Life Legacy
EQ/Van Kampen Mid Cap Growth .............. MONY Corporate Sponsored Variable Universal Life
EQ/Van Kampen Mid Cap Growth .............. MONY Variable Universal Life
EQ/Van Kampen Mid Cap Growth .............. Survivorship Variable Universal Life
EQ/Van Kampen Mid Cap Growth .............. MONY Custom Estate Master
EQ/Van Kampen Mid Cap Growth .............. MONY Custom Equity Master

EQ/Van Kampen Real Estate ................. Incentive Life Legacy
EQ/Van Kampen Real Estate ................. MONY Corporate Sponsored Variable Universal Life
EQ/Van Kampen Real Estate ................. MONY Variable Universal Life
EQ/Van Kampen Real Estate ................. Survivorship Variable Universal Life
EQ/Van Kampen Real Estate ................. MONY Custom Estate Master
EQ/Van Kampen Real Estate ................. MONY Custom Equity Master

Fidelity VIP Asset Manager ................ MONY Corporate Sponsored Variable Universal Life

Fidelity VIP Contrafund(R) ................ MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Contrafund(R) ................ MONY Custom Estate Master
Fidelity VIP Contrafund(R) ................ MONY Custom Equity Master
Fidelity VIP Contrafund(R) ................ MONY Equity Master

Fidelity VIP Growth and Income ............ MONY Corporate Sponsored Variable Universal Life

Franklin Income Securities ................ MONY Corporate Sponsored Variable Universal Life
Franklin Income Securities ................ MONY Variable Universal Life
Franklin Income Securities ................ Survivorship Variable Universal Life

Franklin Rising Dividends Securities ...... MONY Variable Universal Life

Franklin Zero Coupon 2010 ................. MONY Variable Universal Life

Janus Aspen Series Balanced ............... MONY Custom Estate Master
Janus Aspen Series Balanced ............... MONY Custom Equity Master
Janus Aspen Series Balanced ............... MONY Equity Master

                                                              Mortality
                                                                  &
                                                               Expense       Unit Fair       Units
                    Fund Name                     Class         Ratio          Value      Outstanding
--------------------------------------------- ------------   ------------   ------------  ------------
EQ/Short Duration Bond ......................       B                0.00%  $     110.25           229
EQ/Short Duration Bond ......................       B                0.00%        110.25             8
EQ/Short Duration Bond ......................       A                0.00%         14.80        38,068
EQ/Short Duration Bond ......................       B                0.35%         11.14         8,494

EQ/Small Company Index ......................       B                0.00%  $     171.06         2,805
EQ/Small Company Index ......................       B                0.00%        171.06             5
EQ/Small Company Index ......................       A                0.00%          9.38       504,587
EQ/Small Company Index ......................       A                0.35%         17.38        54,737

EQ/T. Rowe Price Growth Stock ...............       B                0.00%  $     119.39           591
EQ/T. Rowe Price Growth Stock ...............       B                0.00%         13.89       165,758
EQ/T. Rowe Price Growth Stock ...............       B                0.35%         11.33       130,058
EQ/T. Rowe Price Growth Stock ...............       B                0.35%         11.45     1,121,540
EQ/T. Rowe Price Growth Stock ...............       B                0.75%         23.88     1,454,480

EQ/UBS Growth and Income ....................       B                0.00%  $     137.92           479
EQ/UBS Growth and Income ....................       B                0.35%         14.32       172,389
EQ/UBS Growth and Income ....................       B                0.35%         13.54         5,381
EQ/UBS Growth and Income ....................       B                0.35%         13.79       147,759
EQ/UBS Growth and Income ....................       B                0.35%         14.01       970,869
EQ/UBS Growth and Income ....................       B                0.75%         11.10       281,619

EQ/Van Kampen Comstock ......................       B                0.00%  $     118.91           501

EQ/Van Kampen Emerging Markets Equity .......       B                0.00%  $     304.02         4,113
EQ/Van Kampen Emerging Markets Equity .......       B                0.00%        304.02            63
EQ/Van Kampen Emerging Markets Equity .......       A                0.35%         41.87        38,382
EQ/Van Kampen Emerging Markets Equity .......       A                0.35%         39.42         5,490

EQ/Van Kampen Mid Cap Growth ................       B                0.00%  $     166.98         1,396
EQ/Van Kampen Mid Cap Growth ................       A                0.00%         20.27       200,264
EQ/Van Kampen Mid Cap Growth ................       A                0.35%         12.38       434,926
EQ/Van Kampen Mid Cap Growth ................       A                0.35%         12.29        18,622
EQ/Van Kampen Mid Cap Growth ................       A                0.35%         19.88         6,828
EQ/Van Kampen Mid Cap Growth ................       A                0.35%         19.24       134,204

EQ/Van Kampen Real Estate ...................       B                0.00%  $      83.44           405
EQ/Van Kampen Real Estate ...................       A                0.00%         22.99        68,932
EQ/Van Kampen Real Estate ...................       A                0.35%         24.62       154,037
EQ/Van Kampen Real Estate ...................       A                0.35%         22.94         7,199
EQ/Van Kampen Real Estate ...................       A                0.35%         22.38         6,632
EQ/Van Kampen Real Estate ...................       A                0.35%         22.59        94,379

Fidelity VIP Asset Manager ..................    Initial             0.00%  $      13.74        14,985

Fidelity VIP Contrafund(R) ..................    Initial             0.00%  $      17.96     1,154,664
Fidelity VIP Contrafund(R) ..................    Service             0.35%         17.31        82,103
Fidelity VIP Contrafund(R) ..................    Service             0.35%         18.62     1,041,363
Fidelity VIP Contrafund(R) ..................    Service             0.75%         16.12       610,340

Fidelity VIP Growth and Income ..............    Initial             0.00%  $      13.15       146,987

Franklin Income Securities ..................       2                0.00%  $       9.99       431,947
Franklin Income Securities ..................       2                0.35%         15.75       418,367
Franklin Income Securities ..................       2                0.35%          9.99        17,997

Franklin Rising Dividends Securities ........       2                0.35%  $      14.64        39,654

Franklin Zero Coupon 2010 ...................       2                0.35%  $      11.86         9,493

Janus Aspen Series Balanced .................  Institutional         0.35%  $      14.48        71,403
Janus Aspen Series Balanced .................  Institutional         0.35%         14.74       466,217
Janus Aspen Series Balanced .................  Institutional         0.75%         14.22        87,545

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                  Fund Name                                         Option
--------------------------------------------- --------------------------------------------------
Janus Aspen Series Forty .................... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Forty .................... MONY Variable Universal Life
Janus Aspen Series Forty .................... Survivorship Variable Universal Life
Janus Aspen Series Forty .................... MONY Custom Estate Master
Janus Aspen Series Forty .................... MONY Custom Equity Master
Janus Aspen Series Forty .................... MONY Equity Master

Janus Aspen Series International Growth ..... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series International Growth ..... MONY Variable Universal Life
Janus Aspen Series International Growth ..... Survivorship Variable Universal Life

Janus Aspen Series Mid Cap Growth ........... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Mid Cap Growth ........... MONY Custom Estate Master
Janus Aspen Series Mid Cap Growth ........... MONY Custom Equity Master
Janus Aspen Series Mid Cap Growth ........... MONY Equity Master

Janus Aspen Series Mid Cap Value ............ MONY Corporate Sponsored Variable Universal Life

Janus Aspen Series Worldwide Growth ......... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Worldwide Growth ......... MONY Custom Estate Master
Janus Aspen Series Worldwide Growth ......... MONY Custom Equity Master
Janus Aspen Series Worldwide Growth ......... MONY Equity Master

MarketPLUS International Core ............... Incentive Life Legacy
MarketPLUS International Core ............... Incentive Life Legacy

MarketPLUS Large Cap Core ................... Incentive Life Legacy

MarketPLUS Large Cap Growth ................. Incentive Life Legacy

MarketPLUS Mid Cap Value .................... Incentive Life Legacy

MFS(R) Utilities ............................ MONY Corporate Sponsored Variable Universal Life
MFS(R) Utilities ............................ MONY Variable Universal Life
MFS(R) Utilities ............................ Survivorship Variable Universal Life

Multimanager Aggressive Equity .............. Incentive Life Legacy

Multimanager Core Bond ...................... Incentive Life Legacy
Multimanager Core Bond ...................... MONY Corporate Sponsored Variable Universal Life

Multimanager Health Care .................... Incentive Life Legacy

Multimanager High Yield ..................... Incentive Life Legacy
Multimanager High Yield ..................... Incentive Life Legacy
Multimanager High Yield ..................... MONY Variable Universal Life
Multimanager High Yield ..................... Survivorship Variable Universal Life

Multimanager International Equity ........... Incentive Life Legacy

Multimanager Large Cap Core Equity .......... Incentive Life Legacy

Multimanager Large Cap Growth ............... Incentive Life Legacy
Multimanager Large Cap Growth ............... Incentive Life Legacy

Multimanager Large Cap Value ................ Incentive Life Legacy
Multimanager Large Cap Value ................ MONY Corporate Sponsored Variable Universal Life

Multimanager Mid Cap Growth ................. Incentive Life Legacy

Multimanager Mid Cap Value .................. Incentive Life Legacy
Multimanager Mid Cap Value .................. Incentive Life Legacy

Multimanager Small Cap Growth ............... Incentive Life Legacy
Multimanager Small Cap Growth ............... MONY Corporate Sponsored Variable Universal Life
Multimanager Small Cap Growth ............... MONY Variable Universal Life
Multimanager Small Cap Growth ............... Survivorship Variable Universal Life
Multimanager Small Cap Growth ............... MONY Custom Estate Master
Multimanager Small Cap Growth ............... MONY Custom Equity Master
Multimanager Small Cap Growth ............... MONY Equity Master

                                                              Mortality
                                                                  &
                                                               Expense       Unit Fair       Units
                    Fund Name                     Class         Ratio          Value      Outstanding
--------------------------------------        ------------   ------------   ------------  ------------
Janus Aspen Series Forty ....................  Institutional         0.00%  $      12.92       776,553
Janus Aspen Series Forty ....................    Service             0.35%         20.68       121,903
Janus Aspen Series Forty ....................    Service             0.35%         20.85         5,541
Janus Aspen Series Forty ....................  Institutional         0.35%         15.80        60,133
Janus Aspen Series Forty ....................  Institutional         0.35%         16.68       527,098
Janus Aspen Series Forty ....................  Institutional         0.75%         12.32       437,829

Janus Aspen Series International Growth .....  Institutional         0.00%  $      23.39       350,051
Janus Aspen Series International Growth .....    Service             0.35%         31.12       197,285
Janus Aspen Series International Growth .....    Service             0.35%         31.04         8,540

Janus Aspen Series Mid Cap Growth ...........  Institutional         0.00%  $       8.52       392,502
Janus Aspen Series Mid Cap Growth ...........  Institutional         0.35%          8.49        88,429
Janus Aspen Series Mid Cap Growth ...........  Institutional         0.35%         10.25     1,185,068
Janus Aspen Series Mid Cap Growth ...........  Institutional         0.75%         13.75       110,495

Janus Aspen Series Mid Cap Value ............    Service             0.00%  $      16.01       208,859

Janus Aspen Series Worldwide Growth .........  Institutional         0.00%  $      10.01        94,856
Janus Aspen Series Worldwide Growth .........  Institutional         0.35%          9.75        88,660
Janus Aspen Series Worldwide Growth .........  Institutional         0.35%         11.08       921,175
Janus Aspen Series Worldwide Growth .........  Institutional         0.75%          7.85       569,308

MarketPLUS International Core ...............       B                0.00%  $     171.65           609
MarketPLUS International Core ...............       B                0.00%        171.65             6

MarketPLUS Large Cap Core ...................       B                0.00%  $     116.64           123

MarketPLUS Large Cap Growth .................       B                0.00%  $     198.96           640

MarketPLUS Mid Cap Value ....................       B                0.00%  $     196.96         1,590

MFS(R) Utilities ............................    Initial             0.00%  $      31.68        24,321
MFS(R) Utilities ............................    Initial             0.35%         29.71        51,877
MFS(R) Utilities ............................    Initial             0.35%         28.47         3,875

Multimanager Aggressive Equity ..............       B                0.00%  $     101.51           418

Multimanager Core Bond ......................       B                0.00%  $     130.81         1,527
Multimanager Core Bond ......................       B                0.00%         10.26            --

Multimanager Health Care ....................       B                0.00%  $     140.94           790

Multimanager High Yield .....................       B                0.00%  $     138.09         3,359
Multimanager High Yield .....................       B                0.00%        138.09            36
Multimanager High Yield .....................       A                0.35%         15.39        91,599
Multimanager High Yield .....................       A                0.35%         14.76         3,635

Multimanager International Equity ...........       B                0.00%  $     264.21           950

Multimanager Large Cap Core Equity ..........       B                0.00%  $     172.31           250

Multimanager Large Cap Growth ...............       B                0.00%  $     156.43           927
Multimanager Large Cap Growth ...............       B                0.00%        156.43           169
Multimanager Large Cap Value ................       B                0.00%  $     193.37         1,658
Multimanager Large Cap Value ................       B                0.00%          9.43            --

Multimanager Mid Cap Growth .................       B                0.00%  $     202.77           505

Multimanager Mid Cap Value ..................       B                0.00%  $     149.14           790
Multimanager Mid Cap Value ..................       B                0.00%        149.14             8

Multimanager Small Cap Growth ...............       B                0.00%  $     141.15         1,221
Multimanager Small Cap Growth ...............       B                0.00%         13.70       154,153
Multimanager Small Cap Growth ...............       B                0.35%         13.39       253,802
Multimanager Small Cap Growth ...............       B                0.35%         13.32         1,950
Multimanager Small Cap Growth ...............       B                0.35%         19.23        55,071
Multimanager Small Cap Growth ...............       B                0.35%         19.77       450,783
Multimanager Small Cap Growth ...............       B                0.75%         12.53       110,059

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                Fund Name                                      Option
---------------------------------------- --------------------------------------------------
Multimanager Small Cap Value ........... Incentive Life Legacy
Multimanager Small Cap Value ........... Incentive Life Legacy

Multimanager Technology ................ Incentive Life Legacy

Oppenheimer Global Securities .......... MONY Variable Universal Life

PIMCO Global Bond (Unhedged) ........... MONY Variable Universal Life
PIMCO Global Bond (Unhedged) ........... Survivorship Variable Universal Life
PIMCO Global Bond (Unhedged) ........... MONY Custom Estate Master
PIMCO Global Bond (Unhedged) ........... MONY Custom Equity Master

PIMCO StocksPLUS Growth and Income ..... MONY Variable Universal Life
PIMCO StocksPLUS Growth and Income ..... Survivorship Variable Universal Life

UIF Emerging Markets Debt .............. MONY Corporate Sponsored Variable Universal Life

UIF Global Value Equity ................ MONY Corporate Sponsored Variable Universal Life
UIF Global Value Equity ................ MONY Variable Universal Life
UIF Global Value Equity ................ Survivorship Variable Universal Life

Van Eck Worldwide Bond ................. MONY Corporate Sponsored Variable Universal Life

Van Eck Worldwide Emerging Markets ..... MONY Corporate Sponsored Variable Universal Life

Van Eck Worldwide Hard Assets .......... MONY Corporate Sponsored Variable Universal Life

                                                              Mortality
                                                                  &
                                                               Expense       Unit Fair       Units
                    Fund Name                     Class         Ratio          Value      Outstanding
--------------------------------------        ------------   ------------   ------------  ------------
Multimanager Small Cap Value ................       B                0.00%  $     207.32           488
Multimanager Small Cap Value ................       B                0.00%        207.32             2

Multimanager Technology .....................       B                0.00%  $     217.54           790

Oppenheimer Global Securities ...............    Service             0.35%  $      21.15        98,572

PIMCO Global Bond (Unhedged) ................  Administrative        0.35%  $      15.97       115,232
PIMCO Global Bond (Unhedged) ................  Administrative        0.35%         16.02         4,074
PIMCO Global Bond (Unhedged) ................  Administrative        0.35%         14.60         4,724
PIMCO Global Bond (Unhedged) ................  Administrative        0.35%         15.39        53,718

PIMCO StocksPLUS Growth and Income ..........  Administrative        0.35%  $      15.17       308,224
PIMCO StocksPLUS Growth and Income ..........  Administrative        0.35%         15.43         4,398

UIF Emerging Markets Debt ...................       I                0.00%  $      19.23        25,554

UIF Global Value Equity .....................       I                0.00%  $      15.84        78,480
UIF Global Value Equity .....................       I                0.35%         16.70        37,961
UIF Global Value Equity .....................       I                0.35%         19.05         1,013

Van Eck Worldwide Bond ......................    Initial             0.00%  $      17.60         7,400

Van Eck Worldwide Emerging Markets ..........    Initial             0.00%  $      25.32       229,915

Van Eck Worldwide Hard Assets ...............    Initial             0.00%  $      47.84        25,882

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        AIM V.I.          AIM V.I.
                                                        Financial          Global              AIM V.I.          All Asset
                                                        Services         Health Care          Technology         Allocation
                                                    ----------------   ----------------   ----------------   ----------------
Income:
 Dividend income .................................  $          6,270                 --                 --   $      3,456,852
Expenses:
Mortality and expense risk charges ...............            (1,251)            (2,751)              (668)          (658,682)
                                                    ----------------   ----------------   ----------------   ----------------
Net investment income/(loss) .....................             5,019             (2,751)              (668)         2,798,170
                                                    ----------------   ----------------   ----------------   ----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..            17,880             44,713              8,482         (2,216,908)
 Realized gain distributions .....................            23,671                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Realized gain/(loss) .............................            41,551             44,713              8,482         (2,216,908)
                                                    ----------------   ----------------   ----------------   ----------------
Change in unrealized appreciation/(depreciation)..          (130,782)            41,553              4,752          3,169,348
                                                    ----------------   ----------------   ----------------   ----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $        (84,212)  $         83,515   $         12,566   $      3,750,610
                                                    ================   ================   ================   ================

                                                     AXA Aggressive     AXA Conservative    AXA Conservative-     AXA Moderate
                                                       Allocation           Allocation       Plus Allocation       Allocation
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $          93,071   $           4,621   $          19,614   $         129,276
Expenses:
Mortality and expense risk charges ...............               (342)                 (2)                (89)               (439)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................             92,729               4,619              19,525             128,837
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .              6,209                 106               2,246               3,660
 Realized gain distributions .....................            108,358               1,811               8,650              48,851
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................            114,567               1,917              10,896              52,511
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation)..           (185,381)             (2,873)            (20,354)           (110,690)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $          21,915   $           3,663   $          10,067   $          70,658
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                            AXA Moderate-          Dreyfus Stock       EQ/AllianceBernstein
                                                           Plus Allocation        Index Fund, Inc.         Common Stock
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $            343,705   $          1,283,040   $             12,801
Expenses:
Mortality and expense risk charges ....................                (1,491)              (382,550)                (1,060)
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................               342,214                900,490                 11,741
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                20,574              6,575,922                 16,542
 Realized gain distributions ..........................               272,921                     --                     --
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................               293,495              6,575,922                 16,542
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......              (396,911)            (3,554,649)               (23,744)
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $            238,798   $          3,921,763   $              4,539
                                                         ====================   ====================   ====================


                                                          EQ/AllianceBernstein
                                                              Intermediate
                                                               Government          EQ/AllianceBernstein     EQ/AllianceBernstein
                                                             Securities (a)            International          Large Cap Growth
                                                         ----------------------   ----------------------   ----------------------
Income:
 Dividend income ......................................  $                2,481   $               57,530   $                   --
Expenses:
Mortality and expense risk charges ....................                      --                  (24,871)                      --
                                                         ----------------------   ----------------------   ----------------------
Net investment income/(loss) ..........................                   2,481                   32,659                       --
                                                         ----------------------   ----------------------   ----------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                      17                1,108,096                      559
 Realized gain distributions ..........................                      --                  363,418                       --
                                                         ----------------------   ----------------------   ----------------------
Realized gain/(loss) ..................................                      17                1,471,514                      559
                                                         ----------------------   ----------------------   ----------------------
Change in unrealized appreciation/(depreciation) ......                    (895)              (1,024,527)                   4,947
                                                         ----------------------   ----------------------   ----------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $                1,603   $              479,646   $                5,506
                                                         ======================   ======================   ======================


                                                    EQ/AllianceBernstein
                                                        Quality Bond
                                                    --------------------
Income:
 Dividend income .................................  $              5,157
Expenses:
Mortality and expense risk charges ...............                    --
                                                    --------------------
Net investment income/(loss) .....................                 5,157
                                                    --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .                   281
 Realized gain distributions .....................                    --
                                                    --------------------
Realized gain/(loss) .............................                   281
                                                    --------------------
Change in unrealized appreciation/(depreciation) .                (2,506)
                                                    --------------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $              2,932
                                                    ====================

-------
(a) Commenced operations on April 27, 2007.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                          EQ/AllianceBernstein
                                                               Small Cap          EQ/AllianceBernstein         EQ/Ariel
                                                                Growth                   Value             Appreciation II
                                                         ----------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $                   --   $            220,514   $                 66
Expenses:
Mortality and expense risk charges ....................                  (1,061)                (3,438)                    --
                                                         ----------------------   --------------------   --------------------
Net investment income/(loss) ..........................                  (1,061)               217,076                     66
                                                         ----------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                  23,499                  1,977                     14
 Realized gain distributions ..........................                 119,386                813,925                     89
                                                         ----------------------   --------------------   --------------------
Realized gain/(loss) ..................................                 142,885                815,902                    103
                                                         ----------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......                 (90,207)            (1,134,987)                (1,338)
                                                         ----------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $               51,617   $           (102,009)  $             (1,169)
                                                         ======================   ====================   ====================

                                                     EQ/AXA Rosenberg      EQ/BlackRock       EQ/BlackRock
                                                       Value Long/         Basic Value        International          EQ/Bond
                                                     Short Equity (a)         Equity              Value               Index
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $             120   $          13,161   $         255,254   $         259,261
Expenses:
Mortality and expense risk charges ...............                 --                (374)            (32,157)            (36,050)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................                120              12,787             223,097             223,211
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .                 (6)              2,625             414,201            (265,251)
 Realized gain distributions .....................                 --              89,125           1,212,766                  --
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................                 (6)             91,750           1,626,967            (265,251)
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation) .                 55            (111,525)           (704,927)            408,044
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $             169   $          (6,988)  $       1,145,137   $         366,004
                                                    =================   =================   =================   =================

-------
(a) Commenced operations on April 27, 2007.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                    EQ/Calvert
                                                          EQ/Boston Advisors         Socially               EQ/Capital
                                                             Equity Income          Responsible           Guardian Growth
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $            741,995   $              8,956   $                 --
Expenses:
Mortality and expense risk charges ....................               (64,361)                (7,858)                (2,325)
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................               677,634                  1,098                 (2,325)
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......               927,734                 92,077                 25,922
 Realized gain distributions ..........................             2,165,791                 93,588                     --
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................             3,093,525                185,665                 25,922
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......            (3,435,956)                34,014               (207,035)
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $            335,203   $            220,777   $           (183,438)
                                                         ====================   ====================   ====================

                                                        EQ/Capital      EQ/Caywood-Scholl       EQ/Equity          EQ/Evergreen
                                                    Guardian Research    High Yield Bond        500 Index       International Bond
                                                    -----------------   -----------------   -----------------   ------------------
Income:
 Dividend income .................................  $          63,194   $         769,623   $          11,895   $            1,939
Expenses:
Mortality and expense risk charges ...............            (13,853)            (69,028)                 --                   --
                                                    -----------------   -----------------   -----------------   ------------------
Net investment income/(loss) .....................             49,341             700,595              11,895                1,939
                                                    -----------------   -----------------   -----------------   ------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .             19,172             112,488               4,272                  111
 Realized gain distributions .....................             54,409                  --              24,585                   28
                                                    -----------------   -----------------   -----------------   ------------------
Realized gain/(loss) .............................             73,581             112,488              28,857                  139
                                                    -----------------   -----------------   -----------------   ------------------
Change in unrealized appreciation/(depreciation) .           (127,575)           (557,133)            (37,870)               2,947
                                                    -----------------   -----------------   -----------------   ------------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $          (4,653)  $         255,950   $           2,882   $            5,025
                                                    =================   =================   =================   ==================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                                             EQ/GAMCO
                                                              EQ/Evergreen              EQ/FI               Mergers and
                                                                  Omega                Mid Cap             Acquisitions
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $                 --   $                 --   $              1,219
Expenses:
Mortality and expense risk charges ....................                    --                (11,103)                    --
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................                    --                (11,103)                 1,219
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                    56                207,082                     77
 Realized gain distributions ..........................                   869                513,210                  7,423
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................                   925                720,292                  7,500
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......                (1,026)              (496,431)                (9,001)
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $               (101)  $            212,758   $               (282)
                                                         ====================   ====================   ====================

                                                          EQ/GAMCO           EQ/Government     EQ/International     EQ/JPMorgan
                                                    Small Company Value        Securities           Growth           Core Bond
                                                    --------------------   -----------------   -----------------  -----------------
Income:
 Dividend income .................................  $            353,272   $         532,469   $         125,232  $       1,585,326
Expenses:
Mortality and expense risk charges ...............              (489,824)            (55,301)           (142,190)           (49,714)
                                                    --------------------   -----------------   -----------------  -----------------
Net investment income/(loss) .....................              (136,552)            477,168             (16,958)         1,535,612
                                                    --------------------   -----------------   -----------------  -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .             6,037,137            (163,426)            879,543           (366,270)
 Realized gain distributions .....................             2,934,380                  --             852,059                 --
                                                    --------------------   -----------------   -----------------  -----------------
Realized gain/(loss) .............................             8,971,517            (163,426)          1,731,602           (366,270)
                                                    --------------------   -----------------   -----------------  -----------------
Change in unrealized appreciation/(depreciation) .            (1,627,496)            390,174           1,654,254           (779,659)
                                                    --------------------   -----------------   -----------------  -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $          7,207,469   $         703,917   $       3,368,898  $         389,683
                                                    ====================   =================   =================  =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                              EQ/JPMorgan          EQ/Legg Mason             EQ/Long
                                                          Value Opportunities      Value Equity             Term Bond
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $              1,053   $                 --   $            372,175
Expenses:
Mortality and expense risk charges ....................                    --                     --                (46,775)
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................                 1,053                     --                325,400
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                  (680)                  (221)               (71,708)
 Realized gain distributions ..........................                 9,913                  1,440                     --
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................                 9,233                  1,219                (71,708)
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......               (13,636)                (6,956)               406,490
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $             (3,350)  $             (5,737)  $            660,182
                                                         ====================   ====================   ====================

                                                     EQ/Lord Abbett
                                                       Growth and        EQ/Lord Abbett       EQ/Lord Abbett       EQ/Marsico
                                                         Income          Large Cap Core       Mid Cap Value           Focus
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $         108,902   $             212   $         115,254   $          22,142
Expenses:
Mortality and expense risk charges ...............            (27,925)                 --             (53,699)            (54,721)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................             80,977                 212              61,555             (32,579)
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .            450,797                 180           1,092,767             857,731
 Realized gain distributions .....................            303,915               1,018           1,005,521           1,052,115
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................            754,712               1,198           2,098,288           1,909,846
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation) .           (574,646)               (878)         (2,028,338)           (277,867)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $         261,043   $             532   $         131,505   $       1,599,400
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                               EQ/Money             EQ/Montag &              EQ/PIMCO
                                                                Market            Caldwell Growth           Real Return
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $          2,662,880   $            114,186   $             97,879
Expenses:
Mortality and expense risk charges ....................              (266,727)              (222,231)               (23,298)
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................             2,396,153               (108,045)                74,581
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                 1,738              1,625,639               (174,785)
 Realized gain distributions ..........................                    --                     --                 35,008
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................                 1,738              1,625,639               (139,777)
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......                   760              9,309,227                544,565
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $          2,398,651   $         10,826,821   $            479,369
                                                         ====================   ====================   ====================

                                                         EQ/Short            EQ/Small       EQ/T. Rowe Price      EQ/UBS Growth
                                                      Duration Bond       Company Index       Growth Stock         and Income
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $          31,225   $         101,999   $          38,124   $         178,702
Expenses:
Mortality and expense risk charges ...............             (5,961)             (1,926)           (329,777)            (93,624)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................             25,264             100,073            (291,653)             85,078
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..            (97,924)             10,856            (619,181)          1,007,258
 Realized gain distributions .....................                 --             431,148           2,824,141                  --
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................            (97,924)            442,004           2,204,960           1,007,258
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation)..            122,172            (578,664)          1,498,084            (878,404)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $          49,512   $         (36,587)  $       3,411,391   $         213,932
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                   EQ/Van Kampen
                                                            EQ/Van Kampen            Emerging             EQ/Van Kampen
                                                               Comstock            Markets Equity         Mid Cap Growth
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $                950   $                 --   $             57,535
Expenses:
Mortality and expense risk charges ....................                    --                 (5,296)                (6,364)
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................                   950                 (5,296)                51,171
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                   (36)               182,629                 63,633
 Realized gain distributions ..........................                 1,958                514,783                465,524
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................                 1,922                697,412                529,157
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......                (5,807)                40,106               (298,471)
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $             (2,935)  $            732,222   $            281,857
                                                         ====================   ====================   ====================

                                                                                                                  Fidelity VIP
                                                      EQ/Van Kampen       Fidelity VIP        Fidelity VIP         Growth and
                                                     Real Estate (b)      Asset Manager       Contrafund(R)          Income
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $          77,284   $          10,906   $         431,185   $          27,361
Expenses:
Mortality and expense risk charges ...............            (12,195)               (736)           (182,804)             (5,589)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................             65,089              10,170             248,381              21,772
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..            239,913               1,444           3,862,032              35,314
 Realized gain distributions .....................             49,796               4,374          12,256,837              44,497
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................            289,709               5,818          16,118,869              79,811
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation)..         (1,082,441)              9,060          (9,146,609)             16,472
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $        (727,643)  $          25,048   $       7,220,641   $         118,055
                                                    =================   =================   =================   =================

-------
(b) Commenced operations on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                            Franklin Income       Franklin Rising            Franklin
                                                               Securities       Dividends Securities     Zero Coupon 2010
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $             48,683   $             13,930   $              4,932
Expenses:
Mortality and expense risk charges ....................                (9,688)                (2,143)                  (371)
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................                38,995                 11,787                  4,561
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......               121,411                 35,967                   (987)
 Realized gain distributions ..........................                 9,028                  8,544                     --
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................               130,439                 44,511                   (987)
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......               (32,524)               (73,106)                 4,738
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $            136,910   $            (16,808)  $              8,312
                                                         ====================   ====================   ====================

                                                                                                 Janus Aspen        Janus Aspen
                                                       Janus Aspen         Janus Aspen      Series International     Series Mid
                                                     Series Balanced       Series Forty            Growth            Cap Growth
                                                    -----------------   -----------------   --------------------  -----------------
Income:
 Dividend income .................................  $         233,241   $          81,899   $             73,495  $          36,755
Expenses:
Mortality and expense risk charges ...............            (36,649)            (98,366)               (44,087)           (66,075)
                                                    -----------------   -----------------   --------------------  -----------------
Net investment income/(loss) .....................            196,592             (16,467)                29,408            (29,320)
                                                    -----------------   -----------------   --------------------  -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .            389,724           1,948,475              2,428,614          1,535,086
 Realized gain distributions .....................                 --                  --                     --             91,306
                                                    -----------------   -----------------   --------------------  -----------------
Realized gain/(loss) .............................            389,724           1,948,475              2,428,614          1,626,392
                                                    -----------------   -----------------   --------------------  -----------------
Change in unrealized appreciation/(depreciation) .            270,030           5,720,774                863,414          1,737,583
                                                    -----------------   -----------------   --------------------  -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $         856,346   $       7,652,782   $          3,321,436  $       3,334,655
                                                    =================   =================   ====================  =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                          Janus Aspen Series
                                                                Mid Cap          Janus Aspen Series
                                                                 Value            Worldwide Growth
                                                         --------------------   --------------------
Income:
 Dividend income ......................................  $             39,795   $            127,547
Expenses:
Mortality and expense risk charges ....................               (15,333)               (80,514)
                                                         --------------------   --------------------
Net investment income/(loss) ..........................                24,462                 47,033
                                                         --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......               232,313                510,138
 Realized gain distributions ..........................               128,673                     --
                                                         --------------------   --------------------
Realized gain/(loss) ..................................               360,986                510,138
                                                         --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......              (254,999)               899,507
                                                         --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $            130,449   $          1,456,678
                                                         ====================   ====================

                                                                                               MarketPLUS         MarketPLUS
                                                         MarketPLUS         MarketPLUS          Large Cap           Mid Cap
                                                    International Core    Large Cap Core         Growth              Value
                                                    ------------------   -----------------   -----------------  -----------------
Income:
 Dividend income .................................  $              377   $             157   $             366  $           3,410
Expenses:
Mortality and expense risk charges ...............                  --                  --                  --                 --
                                                    ------------------   -----------------   -----------------  -----------------
Net investment income/(loss) .....................                 377                 157                 366              3,410
                                                    ------------------   -----------------   -----------------  -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..                 296                  29                 234                 74
 Realized gain distributions .....................              19,188               2,614                  --             76,370
                                                    ------------------   -----------------   -----------------  -----------------
Realized gain/(loss) .............................              19,484               2,643                 234             76,444
                                                    ------------------   -----------------   -----------------  -----------------
Change in unrealized appreciation/(depreciation)..             (14,059)             (2,963)              3,996            (99,620)
                                                    ------------------   -----------------   -----------------  -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $            5,802   $            (163)  $           4,596  $         (19,766)
                                                    ==================   =================   =================  =================

                                                      MFS(R) Utilities
                                                    --------------------
Income:
 Dividend income .................................  $             21,614
Expenses:
Mortality and expense risk charges ...............                (8,211)
                                                    --------------------
Net investment income/(loss) .....................                13,403
                                                    --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..               265,122
 Realized gain distributions .....................               156,668
                                                    --------------------
Realized gain/(loss) .............................               421,790
                                                    --------------------
Change in unrealized appreciation/(depreciation)..               103,045
                                                    --------------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $            538,238
                                                    ====================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                             Multimanager
                                                              Aggressive           Multimanager           Multimanager
                                                                Equity              Core Bond              Health Care
                                                         --------------------  --------------------   --------------------
Income:
 Dividend income ......................................  $                 --  $              3,672   $                 --
Expenses:
Mortality and expense risk charges ....................                    --                    --                     --
                                                         --------------------  --------------------   --------------------
Net investment income/(loss) ..........................                    --                 3,672                     --
                                                         --------------------  --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                    74                  (269)                   720
 Realized gain distributions ..........................                    --                    --                  7,559
                                                         --------------------  --------------------   --------------------
Realized gain/(loss) ..................................                    74                  (269)                 8,279
                                                         --------------------  --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......                 1,222                 4,500                 (5,542)
                                                         --------------------  --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $              1,296  $              7,903   $              2,737
                                                         ====================  ====================   ====================

                                                                           Multimanager       Multimanager
                                                      Multimanager        International         Large Cap         Multimanager
                                                       High Yield             Equity           Core Equity      Large Cap Growth
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $         148,027   $           1,584   $             171   $              --
Expenses:
Mortality and expense risk charges ...............             (5,119)                 --                  --                  --
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................            142,908               1,584                 171                  --
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..               (704)                876                 139                 223
 Realized gain distributions .....................                 --              12,274               2,466              16,668
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................               (704)             13,150               2,605              16,891
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation)..            (95,418)             (3,764)             (2,756)            (11,795)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $          46,786   $          10,970   $              20   $           5,096
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                             Multimanager           Multimanager           Multimanager
                                                              Large Cap               Mid Cap                Mid Cap
                                                                Value                  Growth                 Value
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $              3,357   $                 --   $                 --
Expenses:
Mortality and expense risk charges ....................                    --                     --                     --
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................                 3,357                     --                     --
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                   503                  1,246                  1,744
 Realized gain distributions ..........................                29,843                  8,996                  9,121
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................                30,346                 10,242                 10,865
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......               (36,506)                (9,087)               (16,055)
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $             (2,803)  $              1,155   $             (5,190)
                                                         ====================   ====================   ====================

                                                       Multimanager       Multimanager                           Oppenheimer
                                                        Small Cap           Small Cap         Mulitmanager          Global
                                                          Growth              Value            Technology         Securities
                                                    -----------------   -----------------   -----------------  -----------------
Income:
 Dividend income .................................  $              --   $             354   $              --  $          22,686
Expenses:
Mortality and expense risk charges ...............            (74,504)                 --                  --             (7,131)
                                                    -----------------   -----------------   -----------------  -----------------
Net investment income/(loss) .....................            (74,504)                354                  --             15,555
                                                    -----------------   -----------------   -----------------  -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..          1,083,670                (517)                445            129,058
 Realized gain distributions .....................          1,589,406               8,182                  --             94,873
                                                    -----------------   -----------------   -----------------  -----------------
Realized gain/(loss) .............................          2,673,076               7,665                 445            223,931
                                                    -----------------   -----------------   -----------------  -----------------
Change in unrealized appreciation/(depreciation)..         (2,030,085)            (20,031)              6,838           (134,137)
                                                    -----------------   -----------------   -----------------  -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $         568,487   $         (12,012)  $           7,283  $         105,349
                                                    =================   =================   =================  =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                               PIMCO                  PIMCO
                                                            Global Bond             StocksPLUS           UIF Emerging
                                                             (Unhedged)          Growth and Income       Markets Debt
                                                         --------------------  --------------------  --------------------
Income:
 Dividend income ......................................  $             78,222  $            358,952  $             35,437
Expenses:
Mortality and expense risk charges ....................                (9,230)              (16,473)               (2,939)
                                                         --------------------  --------------------  --------------------
Net investment income/(loss) ..........................                68,992               342,479                32,498
                                                         --------------------  --------------------  --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......               (19,576)              278,998                (2,363)
 Realized gain distributions ..........................                14,088                    --                15,141
                                                         --------------------  --------------------  --------------------
Realized gain/(loss) ..................................                (5,488)              278,998                12,778
                                                         --------------------  --------------------  --------------------
Change in unrealized appreciation/(depreciation) ......               177,202              (329,274)              (17,503)
                                                         --------------------  --------------------  --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $            240,706  $            292,203  $             27,773
                                                         ====================  ====================  ====================

                                                                                                 Van Eck            Van Eck
                                                        UIF Global            Van Eck           Worldwide          Worldwide
                                                       Value Equity       Worldwide Bond     Emerging Markets     Hard Assets
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $          45,808   $          18,152   $          23,433   $           1,983
Expenses:
Mortality and expense risk charges ...............             (9,816)             (1,210)            (15,781)             (6,914)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................             35,992              16,942               7,652              (4,931)
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..            184,960                (561)            606,230             339,085
 Realized gain distributions .....................            193,338                  --             925,613             193,491
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................            378,298                (561)          1,531,843             532,576
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation)..           (239,611)              4,952              13,930             120,536
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $         174,679   $          21,333   $       1,553,425   $         648,181
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                      AIM V.I.
                                                                 Financial Services
                                                         -----------------------------------
                                                               2007               2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $          5,019   $          4,424
 Net realized gain (loss) .............................            41,551             21,804
 Net change in unrealized appreciation (depreciation) .          (130,782)            25,606
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            (84,212)            51,834
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................            62,039             79,455
 Transfers between subaccounts, net ...................              (144)           (11,391)
 Transfers for contract benefits and terminations .....           (47,402)           (76,201)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....            14,493             (8,137)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................           (69,719)            43,697
Net assets beginning of period ........................           364,935            321,238
                                                         ----------------   ----------------
Net assets end of period ..............................  $        295,216   $        364,935
                                                         ================   ================
 Units issued during the period .......................             5,629              6,315
 Units redeemed during the period .....................            (4,587)            (6,856)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........             1,042               (541)
                                                         ================   ================

                                                                      AIM V.I.                                AIM V.I.
                                                                 Global Health Care                          Technology
                                                         -------------------------------------   ----------------------------------
                                                              2007                 2006                2007                2006
                                                         -----------------   -----------------   -----------------   --------------
From operations:
 Net investment income (loss) .........................  $          (2,751)  $          (2,565)  $            (668)  $         (655)
 Net realized gain (loss) .............................             44,713              43,888               8,482            8,002
 Net change in unrealized appreciation (depreciation) .             41,553             (11,258)              4,752            2,675
                                                         -----------------   -----------------   -----------------   --------------
 Net increase/(decrease) in net assets from operations              83,515              30,065              12,566           10,022
                                                         -----------------   -----------------   -----------------   --------------
Contract transactions:
 Payments received from contractowners ................            104,886             150,915              31,747           48,213
 Transfers between subaccounts, net ...................            (34,272)             (3,117)              1,823          (20,237)
 Transfers for contract benefits and terminations .....            (69,093)           (139,094)            (21,201)         (29,076)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) from contract transactions ....              1,521               8,704              12,369           (1,100)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  --               --
Net increase (decrease) in net assets .................             85,036              38,769              24,935            8,922
Net assets beginning of period ........................            724,785             686,016             174,638          165,716
                                                         -----------------   -----------------   -----------------   --------------
Net assets end of period ..............................  $         809,821   $         724,785   $         199,573   $      174,638
                                                         =================   =================   =================   ==============
 Units issued during the period .......................              9,782              23,861               3,915           13,211
 Units redeemed during the period .....................             (9,640)            (23,309)             (2,960)         (13,557)
                                                         -----------------   -----------------   -----------------   --------------
 Net units issued (redeemed) during the period ........                142                 552                 955             (346)
                                                         =================   =================   =================   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                      All Asset
                                                                      Allocation
                                                         -----------------------------------
                                                                   2007             2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $      2,798,170   $      2,059,888
 Net realized gain (loss) .............................        (2,216,908)        (2,841,420)
 Net change in unrealized appreciation (depreciation) .         3,169,348          9,559,244
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          3,750,610          8,777,712
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................        10,934,214         12,504,189
 Transfers between subaccounts, net ...................        (4,543,574)        (4,798,034)
 Transfers for contract benefits and terminations .....       (14,491,760)       (15,346,898)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (8,101,120)        (7,640,743)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................             1,328                 --
Net increase (decrease) in net assets .................        (4,349,182)         1,136,969
Net assets beginning of period ........................        98,758,967         97,621,998
                                                         ----------------   ----------------
Net assets end of period ..............................  $     94,409,785   $     98,758,967
                                                         ================   ================
 Units issued during the period .......................           587,222            710,912
 Units redeemed during the period .....................          (941,066)        (1,084,075)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (353,844)          (373,163)
                                                         ================   ================

                                                                   AXA Aggressive                          AXA Conservative
                                                                     Allocation                               Allocation
                                                         -------------------------------------   ----------------------------------
                                                               2007              2006 (l)              2007             2006 (l)
                                                         -----------------   -----------------   -----------------   --------------
From operations:
 Net investment income (loss) .........................  $          92,729   $           4,249   $           4,619   $            2
 Net realized gain (loss) .............................            114,567                 206               1,917               --
 Net change in unrealized appreciation (depreciation) .           (185,381)                339              (2,873)              (2)
                                                         -----------------   -----------------   -----------------   --------------
 Net increase/(decrease) in net assets from operations              21,915               4,794               3,663               --
                                                         -----------------   -----------------   -----------------   --------------
Contract transactions:
 Payments received from contractowners ................          3,331,982             181,955              89,381              800
 Transfers between subaccounts, net ...................          1,152,771              65,517              52,285               --
 Transfers for contract benefits and terminations .....           (515,387)            (10,417)            (10,660)             (13)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) from contract transactions ....          3,969,366             237,055             131,006              787
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  --               --
Net increase (decrease) in net assets .................          3,991,281             241,849             134,669              787
Net assets beginning of period ........................            241,849                  --                 787               --
                                                         -----------------   -----------------   -----------------   --------------
Net assets end of period ..............................  $       4,233,130   $         241,849   $         135,456   $          787
                                                         =================   =================   =================   ==============
 Units issued during the period .......................             48,963               2,079               1,364                7
 Units redeemed during the period .....................             (2,692)               (475)               (120)              --
                                                         -----------------   -----------------   -----------------   --------------
 Net units issued (redeemed) during the period ........             46,271               1,604               1,244                7
                                                         =================   =================   =================   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   AXA Conservative-                        AXA Moderate
                                                                    Plus Allocation                          Allocation
                                                         -------------------------------------   ----------------------------------
                                                                2007              2006 (l)             2007              2006 (l)
                                                         -----------------   -----------------   -----------------   --------------
From operations:
 Net investment income (loss) .........................  $          19,525   $             235   $         128,837   $        4,929
 Net realized gain (loss) .............................             10,896                  49              52,511               40
 Net change in unrealized appreciation (depreciation) .            (20,354)               (204)           (110,690)          (2,732)
                                                         -----------------   -----------------   -----------------   --------------
 Net increase/(decrease) in net assets from operations              10,067                  80              70,658            2,237
                                                         -----------------   -----------------   -----------------   --------------
Contract transactions:
 Payments received from contractowners ................            397,758              13,468           3,098,898          112,219
 Transfers between subaccounts, net ...................            271,316              (6,417)          1,385,846          135,369
 Transfers for contract benefits and terminations .....            (52,549)               (290)           (382,215)          (6,308)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) from contract transactions ....            616,525               6,761           4,102,529          241,280
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  --               --
Net increase (decrease) in net assets .................            626,592               6,841           4,173,187          243,517
Net assets beginning of period ........................              6,841                  --             243,517               --
                                                         -----------------   -----------------   -----------------   --------------
Net assets end of period ..............................  $         633,433   $           6,841   $       4,416,704   $      243,517
                                                         =================   =================   =================   ==============
 Units issued during the period .......................             17,887                 126              75,533            1,930
 Units redeemed during the period .....................             (5,448)                (72)             (2,639)            (125)
                                                         -----------------   -----------------   -----------------   --------------
 Net units issued (redeemed) during the period ........             12,439                  54              72,894            1,805
                                                         =================   =================   =================   ==============

                                                                    AXA Moderate-
                                                                   Plus Allocation
                                                         -----------------------------------
                                                               2007              2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        342,214   $         11,591
 Net realized gain (loss) .............................           293,495              1,083
 Net change in unrealized appreciation (depreciation) .          (396,911)            (6,618)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            238,798              6,056
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         9,933,632            366,560
 Transfers between subaccounts, net ...................         3,595,517            256,098
 Transfers for contract benefits and terminations .....        (1,229,950)           (18,697)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        12,299,199            603,961
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................               645                 --
Net increase (decrease) in net assets .................        12,538,642            610,017
Net assets beginning of period ........................           610,017                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $     13,148,659   $        610,017
                                                         ================   ================
 Units issued during the period .......................           179,622              4,782
 Units redeemed during the period .....................            (6,956)              (620)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           172,666              4,162
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                     Dreyfus Stock
                                                                    Index Fund, Inc.
                                                         -----------------------------------
                                                               2007                2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        900,490   $        847,406
 Net realized gain (loss) .............................         6,575,922            763,138
 Net change in unrealized appreciation (depreciation) .        (3,554,649)         8,459,813
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          3,921,763         10,070,357
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         3,480,414          4,449,022
 Transfers between subaccounts, net ...................        (5,140,278)         8,758,161
 Transfers for contract benefits and terminations .....       (14,631,043)        (9,853,539)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....       (16,290,907)         3,353,644
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                99                 --
Net increase (decrease) in net assets .................       (12,369,045)        13,424,001
Net assets beginning of period ........................        77,325,215         63,901,214
                                                         ----------------   ----------------
Net assets end of period ..............................  $     64,956,170   $     77,325,215
                                                         ================   ================
 Units issued during the period .......................           512,648          1,231,569
 Units redeemed during the period .....................        (1,444,017)        (1,051,786)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (931,369)           179,783
                                                         ================   ================

                                                                                                       EQ/AllianceBernstein
                                                                    EQ/AllianceBernstein                   Intermediate
                                                                        Common Stock                   Government Securities
                                                         -------------------------------------------   ---------------------
                                                               2007 (p)                2006 (l)              2007 (ak)
                                                         --------------------   --------------------   ---------------------
From operations:
 Net investment income (loss) .........................  $             11,741   $                339   $               2,481
 Net realized gain (loss) .............................                16,542                     63                      17
 Net change in unrealized appreciation (depreciation) .               (23,744)                    73                    (895)
                                                         --------------------   --------------------   ---------------------
 Net increase/(decrease) in net assets from operations                  4,539                    475                   1,603
                                                         --------------------   --------------------   ---------------------
Contract transactions:
 Payments received from contractowners ................               669,873                 39,722                  43,688
 Transfers between subaccounts, net ...................               583,439                  8,289                  28,141
 Transfers for contract benefits and terminations .....              (105,238)                (2,449)                 (2,319)
                                                         --------------------   --------------------   ---------------------
Net increase/(decrease) from contract transactions ....             1,148,074                 45,562                  69,510
                                                         --------------------   --------------------   ---------------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                    --                     --                  15,972
Net increase (decrease) in net assets .................             1,152,613                 46,037                  87,085
Net assets beginning of period ........................                46,037                     --                      --
                                                         --------------------   --------------------   ---------------------
Net assets end of period ..............................  $          1,198,650   $             46,037   $              87,085
                                                         ====================   ====================   =====================
 Units issued during the period .......................                35,167                    655                     623
 Units redeemed during the period .....................                (5,447)                   (61)                     (9)
                                                         --------------------   --------------------   ---------------------
 Net units issued (redeemed) during the period ........                29,720                    594                     614
                                                         ====================   ====================   =====================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                 EQ/AllianceBernstein
                                                                    International
                                                         -----------------------------------
                                                               2007            2006 (j) (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         32,659   $         77,573
 Net realized gain (loss) .............................         1,471,514            473,396
 Net change in unrealized appreciation (depreciation) .        (1,024,527)          (168,899)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            479,646            382,070
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           763,598            319,325
 Transfers between subaccounts, net ...................          (650,633)         5,851,613
 Transfers for contract benefits and terminations .....        (3,171,362)           (27,104)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (3,058,397)         6,143,834
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................        (2,578,751)         6,525,904
Net assets beginning of period ........................         6,525,904                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $      3,947,153   $      6,525,904
                                                         ================   ================
 Units issued during the period .......................            74,725             26,670
 Units redeemed during the period .....................          (312,897)           (11,502)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (238,172)            15,168
                                                         ================   ================

                                                               EQ/AllianceBernstein                     EQ/AllianceBernstein
                                                                 Large Cap Growth                           Quality Bond
                                                         -------------------------------------   ---------------------------------
                                                               2007               2006 (l)             2007             2006 (l)
                                                         -----------------   -----------------   -----------------   -------------
From operations:
 Net investment income (loss) .........................                 --                  --   $           5,157   $           9
 Net realized gain (loss) .............................                559                   1                 281              --
 Net change in unrealized appreciation (depreciation) .              4,947                  12              (2,506)            (15)
                                                         -----------------   -----------------   -----------------   -------------
 Net increase/(decrease) in net assets from operations               5,506                  13               2,932              (6)
                                                         -----------------   -----------------   -----------------   -------------
Contract transactions:
 Payments received from contractowners ................             97,518               1,487             101,925           3,523
 Transfers between subaccounts, net ...................             10,145                 256              25,729             186
 Transfers for contract benefits and terminations .....            (12,483)               (133)            (10,342)            (76)
                                                         -----------------   -----------------   -----------------   -------------
Net increase/(decrease) from contract transactions ....             95,180               1,610             117,312           3,633
                                                         -----------------   -----------------   -----------------   -------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  --              --
Net increase (decrease) in net assets .................            100,686               1,623             120,244           3,627
Net assets beginning of period ........................              1,623                  --               3,627
                                                         -----------------   -----------------   -----------------   -------------
Net assets end of period ..............................  $         102,309   $           1,623   $         123,871   $       3,627
                                                         =================   =================   =================   =============
 Units issued during the period .......................              1,229                  24                 922              26
 Units redeemed during the period .....................                (99)                 (3)               (139)             (1)
                                                         -----------------   -----------------   -----------------   -------------
 Net units issued (redeemed) during the period ........              1,130                  21                 783              25
                                                         =================   =================   =================   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/AllianceBernstein
                                                                 Small Cap Growth
                                                         -----------------------------------
                                                               2007             2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         (1,061)                --
 Net realized gain (loss) .............................           142,885                534
 Net change in unrealized appreciation (depreciation) .           (90,207)              (364)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations             51,617                170
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           186,074              6,236
 Transfers between subaccounts, net ...................           775,157              2,650
 Transfers for contract benefits and terminations .....           (44,109)              (364)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           917,122              8,522
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 1                 --
Net increase (decrease) in net assets .................           968,740              8,692
Net assets beginning of period ........................             8,692                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $        977,432   $          8,692
                                                         ================   ================
 Units issued during the period .......................            63,751                 57
 Units redeemed during the period .....................            (8,336)                (7)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........            55,415                 50
                                                         ================   ================

                                                                EQ/AllianceBernstein                          EQ/Ariel
                                                                        Value                              Appreciation II
                                                         -------------------------------------   --------------------------------
                                                            2007 (r) (w)         2006 (l)              2007             2006 (l)
                                                         -----------------   -----------------   -----------------   ------------
From operations:
 Net investment income (loss) .........................  $         217,076   $             844   $              66   $          1
 Net realized gain (loss) .............................            815,902               3,009                 103              1
 Net change in unrealized appreciation (depreciation) .         (1,134,987)             (2,675)             (1,338)             2
                                                         -----------------   -----------------   -----------------   ------------
 Net increase/(decrease) in net assets from operations            (102,009)              1,178              (1,169)             4
                                                         -----------------   -----------------   -----------------   ------------
Contract transactions:
 Payments received from contractowners ................            828,968              50,494              17,428            205
 Transfers between subaccounts, net ...................         12,742,851              46,736               3,623             57
 Transfers for contract benefits and terminations .....           (258,132)             (1,613)             (3,230)           (28)
                                                         -----------------   -----------------   -----------------   ------------
Net increase/(decrease) from contract transactions ....         13,313,687              95,617              17,821            234
                                                         -----------------   -----------------   -----------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                667                  --                  --             --
Net increase (decrease) in net assets .................         13,212,345              96,795              16,652            238
Net assets beginning of period ........................             96,795                  --                 238             --
                                                         -----------------   -----------------   -----------------   ------------
Net assets end of period ..............................  $      13,309,140   $          96,795   $          16,890   $        238
                                                         =================   =================   =================   ============
 Units issued during the period .......................            700,082                 640                 149              5
 Units redeemed during the period .....................             (9,634)                (24)                 (3)            (3)
                                                         -----------------   -----------------   -----------------   ------------
 Net units issued (redeemed) during the period ........            690,448                 616                 146              2
                                                         =================   =================   =================   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/AXA Rosenberg Value                  EQ/BlackRock
                                                           Long/Short Equity                  Basic Value Equity
                                                         ----------------------   -------------------------------------------
                                                                2007 (ak)                2007(x)               2006 (l)
                                                         ----------------------   --------------------   --------------------
From operations:
 Net investment income (loss) .........................  $                  120   $             12,787   $                118
 Net realized gain (loss) .............................                      (6)                91,750                    503
 Net change in unrealized appreciation (depreciation) .                      55               (111,525)                  (342)
                                                         ----------------------   --------------------   --------------------
 Net increase/(decrease) in net assets from operations                      169                 (6,988)                   279
                                                         ----------------------   --------------------   --------------------
Contract transactions:
 Payments received from contractowners ................                  15,742                322,140                 11,081
 Transfers between subaccounts, net ...................                   1,678                908,112                  2,912
 Transfers for contract benefits and terminations .....                    (643)               (48,904)                  (578)
                                                         ----------------------   --------------------   --------------------
Net increase/(decrease) from contract transactions ....                  16,777              1,181,348                 13,415
                                                         ----------------------   --------------------   --------------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                      --                    155
Net increase (decrease) in net assets .................                  16,946              1,174,515                 13,694
Net assets beginning of period ........................                      --                 13,694
                                                         ----------------------   --------------------   --------------------
Net assets end of period ..............................  $               16,946   $          1,188,209   $             13,694
                                                         ======================   ====================   ====================
 Units issued during the period .......................                     264                 58,166                     60
 Units redeemed during the period .....................                    (113)                (1,484)                   (10)
                                                         ----------------------   --------------------   --------------------
 Net units issued (redeemed) during the period ........                     151                 56,682                     50
                                                         ======================   ====================   ====================

                                                                     EQ/BlackRock
                                                                  International Value
                                                         -----------------------------------
                                                               2007            2006 (b) (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        223,097   $        184,093
 Net realized gain (loss) .............................         1,626,967            908,141
 Net change in unrealized appreciation (depreciation) .          (704,927)          (499,310)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          1,145,137            592,924
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           531,583             44,218
 Transfers between subaccounts, net ...................          (290,330)        11,147,258
 Transfers for contract benefits and terminations .....          (469,104)          (427,412)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....          (227,851)        10,764,064
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................               474                 --
Net increase (decrease) in net assets .................           917,760         11,356,988
Net assets beginning of period ........................        11,356,988                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $     12,274,748   $     11,356,988
                                                         ================   ================
 Units issued during the period .......................            40,716              5,577
 Units redeemed during the period .....................           (80,101)           (50,553)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           (39,385)           (44,975)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    EQ/Bond Index
                                                         -----------------------------------
                                                              2007                 2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        223,211   $        272,819
 Net realized gain (loss) .............................          (265,251)          (193,976)
 Net change in unrealized appreciation (depreciation) .           408,044            149,340
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            366,004            228,183
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           666,387            650,410
 Transfers between subaccounts, net ...................          (750,309)          (498,775)
 Transfers for contract benefits and terminations .....        (2,080,263)        (1,191,810)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (2,164,185)        (1,040,175)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                53                 --
Net increase (decrease) in net assets .................        (1,798,128)          (811,992)
Net assets beginning of period ........................         6,788,603          7,600,595
                                                         ----------------   ----------------
Net assets end of period ..............................  $      4,990,475   $      6,788,603
                                                         ================   ================
 Units issued during the period .......................            74,579             58,989
 Units redeemed during the period .....................          (212,524)           132,242
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (137,945)           (73,253)
                                                         ================   ================

                                                                   EQ/Boston Advisors                       EQ/Calvert
                                                                      Equity Income                    Socially Responsible
                                                         -------------------------------------   ----------------------------------
                                                               2007 (y)            2006                2007           2006 (a) (l)
                                                         -----------------   -----------------   -----------------   --------------
From operations:
 Net investment income (loss) .........................  $         677,634   $         154,009   $           1,098   $       (1,922)
 Net realized gain (loss) .............................          3,093,525             841,179             185,665           17,345
 Net change in unrealized appreciation (depreciation) .         (3,435,956)            623,786              34,014           40,306
                                                         -----------------   -----------------   -----------------   --------------
 Net increase/(decrease) in net assets from operations             335,203           1,618,974             220,777           55,729
                                                         -----------------   -----------------   -----------------   --------------
Contract transactions:
 Payments received from contractowners ................          1,567,971           1,448,678             311,854           87,137
 Transfers between subaccounts, net ...................         24,636,218             632,865             (57,612)       1,524,454
 Transfers for contract benefits and terminations .....         (2,245,095)         (1,694,351)           (233,289)         (61,646)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) from contract transactions ....         23,959,094             387,192              20,953        1,549,945
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                127                  --                  10               --
Net increase (decrease) in net assets .................         24,294,424           2,006,166             241,740        1,605,674
Net assets beginning of period ........................         12,264,369          10,258,203           1,869,227          263,553
                                                         -----------------   -----------------   -----------------   --------------
Net assets end of period ..............................  $      36,558,793   $      12,264,369   $       2,110,967   $    1,869,227
                                                         =================   =================   =================   ==============
 Units issued during the period .......................          1,442,513             177,418              38,058          209,252
 Units redeemed during the period .....................           (211,800)           (154,523)            (37,385)         (12,621)
                                                         -----------------   -----------------   -----------------   --------------
 Net units issued (redeemed) during the period ........          1,230,713              22,894                 673          196,631
                                                         =================   =================   =================   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                      EQ/Capital
                                                                   Guardian Growth
                                                         -----------------------------------
                                                             2007 (z)            2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         (2,325)  $              7
 Net realized gain (loss) .............................            25,922                  1
 Net change in unrealized appreciation (depreciation) .          (207,035)              (143)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations           (183,438)              (135)
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................            49,247             16,264
 Transfers between subaccounts, net ...................         7,993,487              3,843
 Transfers for contract benefits and terminations .....          (115,738)              (486)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....         7,926,996             19,621
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................         7,743,558             19,486
Net assets beginning of period ........................            19,486                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $      7,763,044   $         19,486
                                                         ================   ================
 Units issued during the period .......................           589,017                242
 Units redeemed during the period .....................            (9,108)                (6)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           579,909                236
                                                         ================   ================

                                                                        EQ/Capital                      EQ/Caywood-Scholl
                                                                    Guardian Research                    High Yield Bond
                                                         -------------------------------------   ----------------------------------
                                                          2007(n)(aa)(ab)          2006                2007               2006
                                                         -----------------   -----------------   -----------------   --------------
From operations:
 Net investment income (loss) .........................  $          49,341   $           4,682   $         700,595   $      627,670
 Net realized gain (loss) .............................             73,581             (30,454)            112,488           22,269
 Net change in unrealized appreciation (depreciation) .           (127,575)            248,111            (557,133)         259,830
                                                         -----------------   -----------------   -----------------   --------------
 Net increase/(decrease) in net assets from operations              (4,653)            222,339             255,950          909,769
                                                         -----------------   -----------------   -----------------   --------------
Contract transactions:
 Payments received from contractowners ................            313,930             123,450           1,233,337        1,295,981
 Transfers between subaccounts, net ...................          3,072,999             (43,542)           (432,340)      (1,186,273)
 Transfers for contract benefits and terminations .....           (286,276)           (169,102)         (1,875,768)      (2,063,924)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) from contract transactions ....          3,100,653             (89,194)         (1,074,771)      (1,954,216)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  --               --
Net increase (decrease) in net assets .................          3,096,000             133,145            (818,821)      (1,044,447)
Net assets beginning of period ........................          2,097,678           1,964,533          12,328,587       13,373,034
                                                         -----------------   -----------------   -----------------   --------------
Net assets end of period ..............................  $       5,193,678   $       2,097,678   $      11,509,766   $   12,328,587
                                                         =================   =================   =================   ==============
 Units issued during the period .......................            309,396              13,323             104,387          105,078
 Units redeemed during the period .....................            (51,438)            (19,656)           (164,230)        (216,761)
                                                         -----------------   -----------------   -----------------   --------------
 Net units issued (redeemed) during the period ........            257,958              (6,333)            (59,843)        (111,683)
                                                         =================   =================   =================   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Equity 500 Index
                                                         -----------------------------------
                                                               2007              2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         11,895   $            165
 Net realized gain (loss) .............................            28,857                369
 Net change in unrealized appreciation (depreciation) .           (37,870)              (304)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations              2,882                230
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           566,742             13,715
 Transfers between subaccounts, net ...................           397,939              2,854
 Transfers for contract benefits and terminations .....           (71,766)              (822)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           892,915             15,747
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................           895,797             15,977
Net assets beginning of period ........................            15,977                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $        911,774   $         15,977
                                                         ================   ================
 Units issued during the period .......................             8,245                363
 Units redeemed during the period .....................              (740)               (33)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........             7,505                330
                                                         ================   ================

                                                                   EQ/Evergreen
                                                                 International Bond                      EQ/Evergreen Omega
                                                         -------------------------------------   ---------------------------------
                                                              2007               2006 (l)              2007               2006 (l)
                                                         -----------------   -----------------   -----------------   -------------
From operations:
 Net investment income (loss) .........................  $           1,939   $               4   $              --             $--
 Net realized gain (loss) .............................                139                  15                 925              --
 Net change in unrealized appreciation (depreciation) .              2,947                 (55)             (1,026)             --
                                                         -----------------   -----------------   -----------------   -------------
 Net increase/(decrease) in net assets from operations               5,025                 (36)               (101)             --
                                                         -----------------   -----------------   -----------------   -------------
Contract transactions:
 Payments received from contractowners ................             70,363               9,176              20,078             145
 Transfers between subaccounts, net ...................             19,718               1,000               7,381               1
 Transfers for contract benefits and terminations .....             (8,916)               (412)             (1,726)             (9)
                                                         -----------------   -----------------   -----------------   -------------
Net increase/(decrease) from contract transactions ....             81,165               9,764              25,733             137
                                                         -----------------   -----------------   -----------------   -------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  --              --
Net increase (decrease) in net assets .................             86,190               9,728              25,632             137
Net assets beginning of period ........................              9,728                  --                 137              --
                                                         -----------------   -----------------   -----------------   -------------
Net assets end of period ..............................  $          95,918   $           9,728   $          25,769   $         137
                                                         =================   =================   =================   =============
 Units issued during the period .......................                791                 105                 247               1
 Units redeemed during the period .....................                (20)                 (9)                (10)             --
                                                         -----------------   -----------------   -----------------   -------------
 Net units issued (redeemed) during the period ........                771                  96                 237               1
                                                         =================   =================   =================   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          EQ/GAMCO Mergers
                                                                     EQ/FI Mid Cap                        and Acquisitions
                                                         -------------------------------------   ----------------------------------
                                                             2007 (ac)         2006 (f) (l)            2007               2006 (l)
                                                         -----------------   -----------------   -----------------   --------------
From operations:
 Net investment income (loss) .........................  $         (11,103)  $           5,825   $           1,219   $          335
 Net realized gain (loss) .............................            720,292             151,667               7,500              503
 Net change in unrealized appreciation (depreciation) .           (496,431)            (14,361)             (9,001)            (734)
                                                         -----------------   -----------------   -----------------   --------------
 Net increase/(decrease) in net assets from operations             212,758             143,131                (282)             104
                                                         -----------------   -----------------   -----------------   --------------
Contract transactions:
 Payments received from contractowners ................            830,706             108,645             125,739            3,174
 Transfers between subaccounts, net ...................            557,498           2,689,672              46,104           16,817
 Transfers for contract benefits and terminations .....           (457,901)            (74,945)            (13,655)            (209)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) from contract transactions ....            930,303           2,723,372             158,188           19,782
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 311               --
Net increase (decrease) in net assets .................          1,143,061           2,866,503             158,217           19,886
Net assets beginning of period ........................          2,866,503                  --              19,886               --
                                                         -----------------   -----------------   -----------------   --------------
Net assets end of period ..............................  $       4,009,564   $       2,866,503   $         178,103   $       19,886
                                                         =================   =================   =================   ==============
 Units issued during the period .......................             56,459               5,415               1,335              171
 Units redeemed during the period .....................            (29,468)             (6,203)                (54)              (4)
                                                         -----------------   -----------------   -----------------   --------------
 Net units issued (redeemed) during the period ........             26,991                (788)              1,281              167
                                                         =================   =================   =================   ==============

                                                                      EQ/GAMCO
                                                                 Small Company Value
                                                         -----------------------------------
                                                               2007               2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $       (136,552)  $        214,373
 Net realized gain (loss) .............................         8,971,517          6,363,227
 Net change in unrealized appreciation (depreciation) .        (1,627,496)         6,612,967
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          7,207,469         13,190,567
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         7,823,369          8,654,301
 Transfers between subaccounts, net ...................        (3,056,139)        (4,000,243)
 Transfers for contract benefits and terminations .....       (13,170,182)       (10,784,306)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (8,402,952)        (6,130,248)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................        (1,195,483)         7,060,319
Net assets beginning of period ........................        83,200,361         76,140,042
                                                         ----------------   ----------------
Net assets end of period ..............................  $     82,004,878   $     83,200,361
                                                         ================   ================
 Units issued during the period .......................           356,883            409,940
 Units redeemed during the period .....................          (585,602)          (583,510)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (228,719)          (173,570)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                      EQ/Government                       EQ/International
                                                                       Securities                              Growth
                                                         -------------------------------------   ----------------------------------
                                                               2007                 2006               2007               2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $         477,168   $         481,345   $        (16,958)  $        35,673
 Net realized gain (loss) .............................           (163,426)           (259,426)         1,731,602           (16,843)
 Net change in unrealized appreciation (depreciation) .            390,174             131,901          1,654,254         4,182,970
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             703,917             353,820          3,368,898         4,201,800
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................          1,283,212           1,813,309          2,226,391         2,025,900
 Transfers between subaccounts, net ...................         (1,413,897)         (1,907,353)           419,881         1,428,334
 Transfers for contract benefits and terminations .....         (1,201,221)         (1,865,503)        (2,909,737)       (2,691,066)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....         (1,331,906)         (1,959,547)          (263,465)          763,168
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................           (627,990)         (1,605,727)         3,105,433         4,964,968
Net assets beginning of period ........................         12,231,503          13,837,230         21,605,698        16,640,730
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $      11,603,513   $      12,231,503   $     24,711,131   $    21,605,698
                                                         =================   =================   ================   ===============
 Units issued during the period .......................            168,492             220,029            217,121           302,732
 Units redeemed during the period .....................           (258,792)           (362,130)          (228,128)         (246,840)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........            (90,300)           (142,101)           (11,007)           55,892
                                                         =================   =================   ================   ===============

                                                                     EQ/JPMorgan
                                                                      Core Bond
                                                         -----------------------------------
                                                          2007 (ad) (ae)       2006 (g) (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $      1,535,612   $        644,361
 Net realized gain (loss) .............................          (366,270)            (4,106)
 Net change in unrealized appreciation (depreciation) .          (779,659)          (504,684)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            389,683            135,571
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         1,833,316            333,762
 Transfers between subaccounts, net ...................        22,228,857         14,184,128
 Transfers for contract benefits and terminations .....        (4,530,405)          (191,094)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        19,531,768         14,326,796
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................        19,921,451         14,462,367
Net assets beginning of period ........................        14,462,367                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $     34,383,818   $     14,462,367
                                                         ================   ================
 Units issued during the period .......................         1,783,147             25,418
 Units redeemed during the period .....................          (432,556)           (29,974)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........         1,350,591             (4,556)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                     EQ/JPMorgan                           EQ/Legg Mason
                                                                 Value Opportunities                       Value Equity
                                                         -------------------------------------   ----------------------------------
                                                               2007               2006 (l)            2007             2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $           1,053   $              39   $             --   $            --
 Net realized gain (loss) .............................              9,233                 139              1,219                 1
 Net change in unrealized appreciation (depreciation) .            (13,636)                (57)            (6,956)               16
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations              (3,350)                121             (5,737)               17
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................             62,017               2,757             68,311             1,195
 Transfers between subaccounts, net ...................             17,689                   4             12,457             9,010
 Transfers for contract benefits and terminations .....             (7,990)               (165)            (8,921)             (140)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....             71,716               2,596             71,847            10,065
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................             68,366               2,717             66,110            10,082
Net assets beginning of period ........................              2,717                  --             10,082                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $          71,083   $           2,717   $         76,192   $        10,082
                                                         =================   =================   ================   ===============
 Units issued during the period .......................                429                  17                675                90
 Units redeemed during the period .....................                (51)                 (2)               (53)               (2)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........                378                  15                622                88
                                                         =================   =================   ================   ===============

                                                                        EQ/Long
                                                                       Term Bond
                                                         -----------------------------------
                                                                   2007            2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        325,400   $        369,547
 Net realized gain (loss) .............................           (71,708)           (25,135)
 Net change in unrealized appreciation (depreciation) .           406,490           (199,065)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            660,182            145,347
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         1,274,594          1,389,771
 Transfers between subaccounts, net ...................           (36,364)          (289,266)
 Transfers for contract benefits and terminations .....        (3,171,445)        (1,772,920)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (1,933,215)          (672,415)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................        (1,273,033)          (527,068)
Net assets beginning of period ........................        10,331,127         10,858,195
                                                         ----------------   ----------------
Net assets end of period ..............................  $      9,058,094   $     10,331,127
                                                         ================   ================
 Units issued during the period .......................           106,863            124,362
 Units redeemed during the period .....................          (220,509)          (163,990)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (113,646)           (39,628)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    EQ/Lord Abbett                         EQ/Lord Abbett
                                                                   Growth and Income                       Large Cap Core
                                                         -------------------------------------   ----------------------------------
                                                               2007              2006 (d) (l)         2007              2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          80,977   $          53,372   $            212   $            10
 Net realized gain (loss) .............................            754,712             143,365              1,198                 5
 Net change in unrealized appreciation (depreciation) .           (574,646)             75,089               (878)                7
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             261,043             271,826                532                22
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................          1,389,353             212,239             28,133             1,038
 Transfers between subaccounts, net ...................           (164,579)          7,072,906              6,797               645
 Transfers for contract benefits and terminations .....           (949,438)           (176,323)            (3,512)             (106)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            275,336           7,108,822             31,418             1,577
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                279                  --                 --                --
Net increase (decrease) in net assets .................            536,658           7,380,648             31,950             1,599
Net assets beginning of period ........................          7,380,648                  --              1,599                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $       7,917,306   $       7,380,648   $         33,549   $         1,599
                                                         =================   =================   ================   ===============
 Units issued during the period .......................            116,091              30,315                255                13
 Units redeemed during the period .....................           (101,802)            (17,388)               (16)               --
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........             14,289              12,927                239                13
                                                         =================   =================   ================   ===============

                                                                     EQ/Lord Abbett
                                                                      Mid Cap Value
                                                         -----------------------------------
                                                                   2007        2006 (e) (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         61,555   $         89,280
 Net realized gain (loss) .............................         2,098,288            203,715
 Net change in unrealized appreciation (depreciation) .        (2,028,338)           389,073
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            131,505            682,068
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         1,598,163            226,097
 Transfers between subaccounts, net ...................          (672,523)        14,788,160
 Transfers for contract benefits and terminations .....        (1,583,405)          (168,869)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....          (657,765)        14,845,388
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                40                 --
Net increase (decrease) in net assets .................          (526,220)        15,527,456
Net assets beginning of period ........................        15,527,456                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $     15,001,236   $     15,527,456
                                                         ================   ================
 Units issued during the period .......................           149,412             18,711
 Units redeemed during the period .....................          (193,677)           (20,005)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           (44,265)            (1,294)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    EQ/Marsico Focus
                                                         -----------------------------------
                                                               2007                2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        (32,579)  $        (33,837)
 Net realized gain (loss) .............................         1,909,846            612,113
 Net change in unrealized appreciation (depreciation) .          (277,867)           412,964
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          1,599,400            991,240
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         1,941,588          1,559,792
 Transfers between subaccounts, net ...................          (259,028)          (245,268)
 Transfers for contract benefits and terminations .....        (2,098,832)        (1,669,862)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....          (416,272)          (355,338)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................         1,183,128            635,902
Net assets beginning of period ........................        12,186,279         11,550,377
                                                         ----------------   ----------------
Net assets end of period ..............................  $     13,369,407   $     12,186,279
                                                         ================   ================
 Units issued during the period .......................           138,727            181,773
 Units redeemed during the period .....................          (231,534)          (219,775)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           (92,807)           (38,002)
                                                         ================   ================

                                                                                                           EQ/Montag &
                                                                     EQ/Money Market                     Caldwell Growth
                                                         -------------------------------------   ----------------------------------
                                                               2007             2006 (i) (l)           2007               2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $       2,396,153   $       1,641,538   $       (108,045)  $      (101,968)
 Net realized gain (loss) .............................              1,738                  36          1,625,639           (68,497)
 Net change in unrealized appreciation (depreciation) .                760                  25          9,309,227         4,103,444
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations           2,398,651           1,641,599         10,826,821         3,932,979
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................         13,189,649           6,379,271          8,265,323         9,825,812
 Transfers between subaccounts, net ...................         14,325,992          16,588,998         (3,414,245)       (4,182,538)
 Transfers for contract benefits and terminations .....        (31,534,047)         (9,404,435)        (8,131,479)       (8,414,252)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....         (4,018,406)         13,563,834         (3,280,401)       (2,770,978)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................            121,917                  --                 --                --
Net increase (decrease) in net assets .................         (1,497,838)         15,205,433          7,546,420         1,162,001
Net assets beginning of period ........................         54,255,268          39,049,835         55,109,017        53,947,016
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $      52,757,430   $      54,255,268   $     62,655,437   $    55,109,017
                                                         =================   =================   ================   ===============
 Units issued during the period .......................          4,183,042           3,329,015            748,353         1,007,529
 Units redeemed during the period .....................         (4,602,601)         (2,111,873)        (1,060,785)       (1,289,575)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........           (419,559)          1,217,142           (312,432)         (282,046)
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                       EQ/PIMCO
                                                                      Real Return
                                                         -----------------------------------
                                                               2007                2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         74,581   $        248,366
 Net realized gain (loss) .............................          (139,777)          (223,116)
 Net change in unrealized appreciation (depreciation) .           544,565             25,927
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            479,369             51,177
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           704,990          1,503,078
 Transfers between subaccounts, net ...................        (2,356,128)        (4,909,246)
 Transfers for contract benefits and terminations .....        (2,620,394)        (5,118,559)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (4,271,532)        (8,524,727)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................        (3,792,163)        (8,473,550)
Net assets beginning of period ........................         7,932,557         16,406,107
                                                         ----------------   ----------------
Net assets end of period ..............................  $      4,140,394   $      7,932,557
                                                         ================   ================
 Units issued during the period .......................           125,368            264,080
 Units redeemed during the period .....................          (489,324)          (989,251)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (363,956)          (725,171)
                                                         ================   ================

                                                                        EQ/Short                              EQ/Small
                                                                     Duration Bond                         Company Index
                                                         -------------------------------------   ----------------------------------
                                                                2007            2006 (h) (l)         2007 (af)          2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          25,264   $         105,269   $        100,073   $           158
 Net realized gain (loss) .............................            (97,924)               (353)           442,004               979
 Net change in unrealized appreciation (depreciation) .            122,172             (78,693)          (578,664)           (1,253)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations              49,512              26,223            (36,587)             (116)
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            208,593             133,193            347,423            16,981
 Transfers between subaccounts, net ...................           (165,639)          2,626,911          5,885,913            17,483
 Transfers for contract benefits and terminations .....         (2,322,155)            (69,882)           (64,737)             (860)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....         (2,279,201)          2,690,222          6,168,599            33,604
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................         (2,229,689)          2,716,445          6,132,012            33,488
Net assets beginning of period ........................          2,913,816             197,371             33,488                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         684,127   $       2,913,816   $      6,165,500   $        33,488
                                                         =================   =================   ================   ===============
 Units issued during the period .......................             34,101             203,572            569,430               202
 Units redeemed during the period .....................           (198,721)            (11,417)            (7,489)               (9)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........           (164,620)            192,155            561,941               193
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    EQ/T. Rowe Price
                                                                      Growth Stock
                                                         -----------------------------------
                                                              2007 (m)             2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $       (291,653)  $       (340,440)
 Net realized gain (loss) .............................         2,204,960           (687,717)
 Net change in unrealized appreciation (depreciation) .         1,498,084         (1,754,825)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          3,411,391         (2,782,982)
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         5,938,857          6,800,380
 Transfers between subaccounts, net ...................        (2,913,050)        (3,810,607)
 Transfers for contract benefits and terminations .....        (7,844,239)        (9,317,717)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (4,818,432)        (6,327,944)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................        (1,407,041)        (9,110,926)
Net assets beginning of period ........................        52,829,010         61,939,936
                                                         ----------------   ----------------
Net assets end of period ..............................  $     51,421,969   $     52,829,010
                                                         ================   ================
 Units issued during the period .......................           377,939            447,184
 Units redeemed during the period .....................          (656,985)          (846,911)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (279,046)          (399,727)
                                                         ================   ================

                                                                         EQ/UBS                             EQ/Van Kampen
                                                                    Growth and Income                         Comstock
                                                         -------------------------------------   ----------------------------------
                                                               2007                 2006               2007             2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          85,078   $          74,152   $            950   $            51
 Net realized gain (loss) .............................          1,007,258             291,889              1,922                34
 Net change in unrealized appreciation (depreciation) .           (878,404)          2,353,013             (5,807)               21
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             213,932           2,719,054             (2,935)              106
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................          2,799,197           3,083,047             45,689             2,450
 Transfers between subaccounts, net ...................           (939,190)           (828,879)            19,619             4,414
 Transfers for contract benefits and terminations .....         (3,089,208)         (3,173,077)            (9,383)             (399)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....         (1,229,201)           (918,909)            55,925             6,465
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 55                  --                 --                --
Net increase (decrease) in net assets .................         (1,015,214)          1,800,145             52,990             6,571
Net assets beginning of period ........................         22,391,536          20,591,391              6,571                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $      21,376,322   $      22,391,536   $         59,561   $         6,571
                                                         =================   =================   ================   ===============
 Units issued during the period .......................            222,683             287,290                485                61
 Units redeemed during the period .....................           (315,854)           (366,280)               (40)               (5)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........            (93,171)            (78,990)               445                56
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   EQ/Van Kampen
                                                               Emerging Markets Equity
                                                         -----------------------------------
                                                               2007           2006 (k) (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         (5,296)  $          6,624
 Net realized gain (loss) .............................           697,412            114,168
 Net change in unrealized appreciation (depreciation) .            40,106             16,146
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            732,222            136,938
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           988,030             72,900
 Transfers between subaccounts, net ...................           294,804          1,184,463
 Transfers for contract benefits and terminations .....          (267,328)           (49,496)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....         1,015,506          1,207,867
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................               222                 --
Net increase (decrease) in net assets .................         1,747,950          1,344,805
Net assets beginning of period ........................         1,344,805                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $      3,092,755   $      1,344,805
                                                         ================   ================
 Units issued during the period .......................            12,598              1,889
 Units redeemed during the period .....................            (8,226)            (1,829)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........             4,372                 60
                                                         ================   ================

                                                                      EQ/Van Kampen                        EQ/Van Kampen
                                                                      Mid Cap Growth                        Real Estate
                                                         -------------------------------------------   --------------------
                                                             2007 (s) (ag)            2006 (l)             2007 (t) (al)
                                                         --------------------   --------------------   --------------------
From operations:
 Net investment income (loss) .........................  $             51,171   $                  1   $             65,089
 Net realized gain (loss) .............................               529,157                      7                289,709
 Net change in unrealized appreciation (depreciation) .              (298,471)                    (9)            (1,082,441)
                                                         --------------------   --------------------   --------------------
 Net increase/(decrease) in net assets from operations                281,857                     (1)              (727,643)
                                                         --------------------   --------------------   --------------------
Contract transactions:
 Payments received from contractowners ................               363,899                  1,413                431,407
 Transfers between subaccounts, net ...................            12,152,571                    225              8,508,875
 Transfers for contract benefits and terminations .....              (177,812)                  (150)              (356,826)
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) from contract transactions ....            12,338,658                  1,488              8,583,456
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                    --                     --                     --
Net increase (decrease) in net assets .................            12,620,515                  1,487              7,855,813
Net assets beginning of period ........................                 1,487                     --                     --
                                                         --------------------   --------------------   --------------------
Net assets end of period ..............................  $         12,622,002   $              1,487   $          7,855,813
                                                         ====================   ====================   ====================
 Units issued during the period .......................               818,824                     13                368,416
 Units redeemed during the period .....................               (22,595)                    (2)               (36,832)
                                                         --------------------   --------------------   --------------------
 Net units issued (redeemed) during the period ........               796,229                     11                331,584
                                                         ====================   ====================   ====================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   Fidelity VIP                            Fidelity VIP
                                                                   Asset Manager                           Contrafund(R)
                                                         -------------------------------------   ----------------------------------
                                                               2007                2006            2007 (u) (v)           2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          10,170   $           3,731   $        248,381   $       281,194
 Net realized gain (loss) .............................              5,818               3,600         16,118,869         4,778,190
 Net change in unrealized appreciation (depreciation) .              9,060               2,545         (9,146,609)       (1,287,753)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations              25,048               9,876          7,220,641         3,771,631
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................             23,383              14,544          2,893,399         2,471,083
 Transfers between subaccounts, net ...................             13,155               8,461         11,122,706         1,528,355
 Transfers for contract benefits and terminations .....             (7,708)            (48,583)        (5,114,375)       (4,554,360)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....             28,830             (25,578)         8,901,730          (554,922)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................             53,878             (15,702)        16,122,371         3,216,709
Net assets beginning of period ........................            151,996             167,698         35,262,734        32,046,025
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         205,874   $         151,996   $     51,385,105   $    35,262,734
                                                         =================   =================   ================   ===============
 Units issued during the period .......................              3,121               3,093          1,373,831           632,981
 Units redeemed during the period .....................               (934)             (5,444)          (814,129)         (659,900)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........              2,187              (2,351)           559,702           (26,919)
                                                         =================   =================   ================   ===============

                                                                     Fidelity VIP
                                                                  Growth and Income
                                                         -----------------------------------
                                                               2007               2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         21,772   $          5,434
 Net realized gain (loss) .............................            79,811             58,166
 Net change in unrealized appreciation (depreciation) .            16,472             72,099
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            118,055            135,699
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           170,798            174,404
 Transfers between subaccounts, net ...................           521,612           (154,912)
 Transfers for contract benefits and terminations .....           (22,767)          (152,107)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           669,643           (132,615)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 3                 --
Net increase (decrease) in net assets .................           787,701              3,084
Net assets beginning of period ........................         1,144,899          1,141,815
                                                         ----------------   ----------------
Net assets end of period ..............................  $      1,932,600   $      1,144,899
                                                         ================   ================
 Units issued during the period .......................            66,649             22,017
 Units redeemed during the period .....................           (17,317)           (34,585)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........            49,332            (12,568)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                        Franklin
                                                                    Income Securities
                                                         ---------------------------------------
                                                          2007 (ah)(ai)(aj)           2006
                                                         ------------------   ------------------
From operations:
 Net investment income (loss) .........................  $           38,995   $           39,168
 Net realized gain (loss) .............................             130,439               31,923
 Net change in unrealized appreciation (depreciation) .             (32,524)             129,898
                                                         ------------------   ------------------
 Net increase/(decrease) in net assets from operations              136,910              200,989
                                                         ------------------   ------------------
Contract transactions:
 Payments received from contractowners ................             122,784              228,846
 Transfers between subaccounts, net ...................           9,441,543               36,026
 Transfers for contract benefits and terminations .....            (248,592)            (132,558)
                                                         ------------------   ------------------
Net increase/(decrease) from contract transactions ....           9,315,735              132,314
                                                         ------------------   ------------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................             243,895                   --
Net increase (decrease) in net assets .................           9,696,540              333,303
Net assets beginning of period ........................           1,390,875            1,057,572
                                                         ------------------   ------------------
Net assets end of period ..............................  $       11,087,415   $        1,390,875
                                                         ==================   ==================
 Units issued during the period .......................             899,913               23,713
 Units redeemed during the period .....................            (122,901)             (14,215)
                                                         ------------------   ------------------
 Net units issued (redeemed) during the period ........             777,012                9,498
                                                         ==================   ==================

                                                                      Franklin
                                                                  Rising Dividends                           Franklin
                                                                     Securities                          Zero Coupon 2010
                                                         -------------------------------------   ----------------------------------
                                                               2007                 2006              2007                2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          11,787   $           4,007   $          4,561   $         3,027
 Net realized gain (loss) .............................             44,511              13,458               (987)             (636)
 Net change in unrealized appreciation (depreciation) .            (73,106)             61,419              4,738              (361)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             (16,808)             78,884              8,312             2,030
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            146,663             184,830             24,956            27,701
 Transfers between subaccounts, net ...................            (11,214)             30,235             (4,485)           (1,126)
 Transfers for contract benefits and terminations .....           (149,163)            (88,815)           (15,200)          (12,699)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            (13,714)            126,250              5,271            13,876
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................            (30,522)            205,134             13,583            15,906
Net assets beginning of period ........................            610,914             405,780             99,036            83,130
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         580,392   $         610,914   $        112,619   $        99,036
                                                         =================   =================   ================   ===============
 Units issued during the period .......................             10,522              18,303              2,903             2,588
 Units redeemed during the period .....................            (11,349)             (9,205)            (2,430)           (1,294)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........               (827)              9,097                473             1,294
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                     Janus Aspen
                                                                   Series Balanced
                                                         -----------------------------------
                                                               2007               2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        196,592   $        144,902
 Net realized gain (loss) .............................           389,724            151,036
 Net change in unrealized appreciation (depreciation) .           270,030            509,185
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            856,346            805,123
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         1,011,516          1,163,215
 Transfers between subaccounts, net ...................           (83,393)           (45,284)
 Transfers for contract benefits and terminations .....        (1,221,455)        (1,229,424)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....          (293,332)          (111,493)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                18                 --
Net increase (decrease) in net assets .................           563,032            693,630
Net assets beginning of period ........................         8,587,816          7,894,186
                                                         ----------------   ----------------
Net assets end of period ..............................  $      9,150,848   $      8,587,816
                                                         ================   ================
 Units issued during the period .......................           107,882            118,879
 Units redeemed during the period .....................          (128,499)          (127,644)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           (20,617)            (8,765)
                                                         ================   ================

                                                                       Janus Aspen                          Janus Aspen
                                                                      Series Forty                  Series International Growth
                                                         -------------------------------------   ----------------------------------
                                                               2007                 2006              2007                2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $         (16,467)  $         (17,313)  $         29,408   $       188,295
 Net realized gain (loss) .............................          1,948,475             601,955          2,428,614         1,225,264
 Net change in unrealized appreciation (depreciation) .          5,720,774           1,229,364            863,414         2,908,863
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations           7,652,782           1,814,006          3,321,436         4,322,422
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................          1,957,269           2,179,215          1,131,811         1,295,483
 Transfers between subaccounts, net ...................           (327,882)           (310,452)        (1,347,666)          866,220
 Transfers for contract benefits and terminations .....         (3,702,723)         (2,275,623)        (1,698,252)       (1,858,203)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....         (2,073,336)           (406,860)        (1,914,107)          303,500
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 11                --
Net increase (decrease) in net assets .................          5,579,446           1,407,146          1,407,340         4,625,922
Net assets beginning of period ........................         22,224,562          20,817,416         13,184,881         8,558,959
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $      27,804,008   $      22,224,562   $     14,592,221   $    13,184,881
                                                         =================   =================   ================   ===============
 Units issued during the period .......................            246,455             325,428            126,933           232,238
 Units redeemed during the period .....................           (445,328)           (382,701)          (222,621)         (205,934)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........           (198,873)            (57,273)           (95,688)           26,304
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  Janus Aspen Series
                                                                    Mid Cap Growth
                                                         -----------------------------------
                                                                   2007            2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        (29,320)  $        (64,870)
 Net realized gain (loss) .............................         1,626,392            947,389
 Net change in unrealized appreciation (depreciation) .         1,737,583          1,173,422
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          3,334,655          2,055,941
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         1,603,125          1,827,166
 Transfers between subaccounts, net ...................        (1,176,055)           685,094
 Transfers for contract benefits and terminations .....        (2,819,559)        (3,500,853)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (2,392,489)          (988,593)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................           942,166          1,067,348
Net assets beginning of period ........................        16,815,942         15,748,594
                                                         ----------------   ----------------
Net assets end of period ..............................  $     17,758,108   $     16,815,942
                                                         ================   ================
 Units issued during the period .......................           279,942            575,501
 Units redeemed during the period .....................          (587,111)          (716,590)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (307,169)          (141,089)
                                                         ================   ================

                                                                  Janus Aspen Series                    Janus Aspen Series
                                                                     Mid Cap Value                       Worldwide Growth
                                                         -------------------------------------   ----------------------------------
                                                               2007                2006                2007               2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          24,462   $           8,494   $         47,033   $       187,835
 Net realized gain (loss) .............................            360,986             192,848            510,138           (60,764)
 Net change in unrealized appreciation (depreciation) .           (254,999)             89,784            899,507         2,298,053
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             130,449             291,126          1,456,678         2,425,124
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................             95,271              66,494          1,805,149         2,005,790
 Transfers between subaccounts, net ...................          1,080,849             (49,972)          (112,182)         (470,771)
 Transfers for contract benefits and terminations .....           (254,471)           (223,509)        (2,375,567)       (2,374,637)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            921,649            (206,987)          (682,600)         (839,618)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                  2                  --                 90                --
Net increase (decrease) in net assets .................          1,052,100              84,139            774,168         1,585,506
Net assets beginning of period ........................          2,290,811           2,206,672         15,712,110        14,126,604
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $       3,342,911   $       2,290,811   $     16,486,278   $    15,712,110
                                                         =================   =================   ================   ===============
 Units issued during the period .......................             89,893              11,665            322,949           338,398
 Units redeemed during the period .....................            (34,523)            (28,198)          (389,685)         (449,484)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........             55,370             (16,533)           (66,736)         (111,086)
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                      MarketPLUS
                                                                  International Core
                                                         -----------------------------------
                                                              2007               2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $            377   $             13
 Net realized gain (loss) .............................            19,484                 72
 Net change in unrealized appreciation (depreciation) .           (14,059)               (37)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations              5,802                 48
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................            64,417                993
 Transfers between subaccounts, net ...................            41,103              1,226
 Transfers for contract benefits and terminations .....            (7,961)               (82)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....            97,559              2,137
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................           103,361              2,185
Net assets beginning of period ........................             2,185                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $        105,546   $          2,185
                                                         ================   ================
 Units issued during the period .......................               623                 16
 Units redeemed during the period .....................               (23)                (1)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........               600                 15
                                                         ================   ================

                                                                     MarketPLUS                            MarketPLUS
                                                                   Large Cap Core                       Large Cap Growth
                                                         -------------------------------------   ----------------------------------
                                                               2007              2006 (l)             2007              2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $             157                 $--   $            366   $            --
 Net realized gain (loss) .............................              2,643                  --                234                --
 Net change in unrealized appreciation (depreciation) .             (2,963)                 (3)             3,996               (13)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations                (163)                  3              4,596               (13)
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................             10,073                 684             65,925             5,677
 Transfers between subaccounts, net ...................              4,790                  --             59,459               252
 Transfers for contract benefits and terminations .....             (1,086)                 --             (8,515)             (136)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....             13,777                 684            116,869             5,793
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................             13,614                  --            121,465             5,780
Net assets beginning of period ........................                687                  --              5,780                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $          14,301   $             687   $        127,245   $         5,780
                                                         =================   =================   ================   ===============
 Units issued during the period .......................                122                   6                615                34
 Units redeemed during the period .....................                 (5)                 --                 (9)               --
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........                117                   6                606                34
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    MarketPLUS
                                                                   Mid Cap Value
                                                         -----------------------------------
                                                              2007               2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $          3,410   $             60
 Net realized gain (loss) .............................            76,444              1,911
 Net change in unrealized appreciation (depreciation) .           (99,620)            (1,777)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            (19,766)               194
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           224,069             12,415
 Transfers between subaccounts, net ...................           107,857             20,310
 Transfers for contract benefits and terminations .....           (31,684)              (486)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           300,242             32,239
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................               298                 --
Net increase (decrease) in net assets .................           280,774             32,433
Net assets beginning of period ........................            32,433                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $        313,207   $         32,433
                                                         ================   ================
 Units issued during the period .......................             1,452                169
 Units redeemed during the period .....................               (24)                (7)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........             1,428                162
                                                         ================   ================

                                                                                                           Multimanager
                                                                   MFS(R) Utilities                     Aggressive Equity
                                                         -------------------------------------   ----------------------------------
                                                                2007               2006                2007             2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          13,403   $          25,269   $             --   $            --
 Net realized gain (loss) .............................            421,790             210,961                 74                 8
 Net change in unrealized appreciation (depreciation) .            103,045             215,767              1,222               293
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             538,238             451,997              1,296               301
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            356,599             341,762             33,670               201
 Transfers between subaccounts, net ...................           (113,183)            257,070              5,746             7,001
 Transfers for contract benefits and terminations .....           (273,224)           (374,258)            (5,584)             (154)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            (29,808)            224,574             33,832             7,048
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                  3                  --                 --                --
Net increase (decrease) in net assets .................            508,433             676,571             35,128             7,349
Net assets beginning of period ........................          1,913,360           1,236,789              7,349                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $       2,421,793   $       1,913,360   $         42,477   $         7,349
                                                         =================   =================   ================   ===============
 Units issued during the period .......................             27,064              39,146                346                83
 Units redeemed during the period .....................            (27,518)            (27,004)                (9)               (2)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........               (454)             12,142                337                81
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    Multimanager                             Multimanager
                                                                     Core Bond                               Health Care
                                                         -------------------------------------   ----------------------------------
                                                               2007              2006 (l)              2007             2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $           3,672   $              34   $             --   $            --
 Net realized gain (loss) .............................               (269)                 --              8,279                27
 Net change in unrealized appreciation (depreciation) .              4,500                 (93)            (5,542)              (29)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations               7,903                 (59)             2,737                (2)
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            162,353              20,516             54,354               460
 Transfers between subaccounts, net ...................             30,316               2,096             62,079               754
 Transfers for contract benefits and terminations .....            (22,593)               (823)            (8,980)              (89)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            170,076              21,789            107,453             1,125
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................            177,979              21,730            110,190             1,123
Net assets beginning of period ........................             21,730                  --              1,123                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         199,709   $          21,730   $        111,313   $         1,123
                                                         =================   =================   ================   ===============
 Units issued during the period .......................              1,554                 185                950                 9
 Units redeemed during the period .....................               (205)                 (7)              (169)               --
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........              1,349                 178                781                 9
                                                         =================   =================   ================   ===============

                                                                     Multimanager
                                                                      High Yield
                                                         -----------------------------------
                                                               2007           2006 (c) (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        142,908   $         98,188
 Net realized gain (loss) .............................              (704)             3,598
 Net change in unrealized appreciation (depreciation) .           (95,418)           (78,006)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations             46,786             23,780
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           644,835             77,975
 Transfers between subaccounts, net ...................            87,278          1,375,884
 Transfers for contract benefits and terminations .....          (301,954)           (22,697)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           430,159          1,431,162
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................               305                 --
Net increase (decrease) in net assets .................           477,250          1,454,942
Net assets beginning of period ........................         1,454,942                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $      1,932,192   $      1,454,942
                                                         ================   ================
 Units issued during the period .......................            26,745              3,957
 Units redeemed during the period .....................           (22,679)            (2,473)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........             4,066              1,484
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                      Multimanager                          Multimanager
                                                                  International Equity                 Large Cap Core Equity
                                                         -------------------------------------   ----------------------------------
                                                               2007               2006 (l)            2007              2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $           1,584   $              19   $            171   $             8
 Net realized gain (loss) .............................             13,150                 176              2,605                42
 Net change in unrealized appreciation (depreciation) .             (3,764)                (59)            (2,756)              (43)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations              10,970                 136                 20                 7
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            216,280               5,803             36,990             4,302
 Transfers between subaccounts, net ...................             46,857               2,508              6,467                19
 Transfers for contract benefits and terminations .....            (30,963)               (580)            (4,631)             (176)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            232,174               7,731             38,826             4,145
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................            243,144               7,867             38,846             4,152
Net assets beginning of period ........................              7,867                  --              4,152                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         251,011   $           7,867   $         42,998   $         4,152
                                                         =================   =================   ================   ===============
 Units issued during the period .......................                993                  37                239                26
 Units redeemed during the period .....................                (77)                 (3)               (14)               (1)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........                916                  34                225                25
                                                         =================   =================   ================   ===============

                                                                    Multimanager
                                                                 Large Cap Growth
                                                         -----------------------------------
                                                              2007              2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $             --   $             --
 Net realized gain (loss) .............................            16,891                241
 Net change in unrealized appreciation (depreciation) .           (11,795)              (288)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations              5,096                (47)
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           149,346              8,065
 Transfers between subaccounts, net ...................            25,307                625
 Transfers for contract benefits and terminations .....           (16,684)              (393)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           157,969              8,297
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................           163,065              8,250
Net assets beginning of period ........................             8,250                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $        171,315   $          8,250
                                                         ================   ================
 Units issued during the period .......................             1,064                 63
 Units redeemed during the period .....................               (28)                (4)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........             1,036                 59
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                     Multimanager                         Multimanager
                                                                   Large Cap Value                       Mid Cap Growth
                                                         -------------------------------------   ----------------------------------
                                                                2007              2006 (l)            2007              2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $           3,357   $             107   $             --   $            --
 Net realized gain (loss) .............................             30,346                 489             10,242               190
 Net change in unrealized appreciation (depreciation) .            (36,506)               (389)            (9,087)             (198)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations              (2,803)                207              1,155                (8)
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            227,311              37,170             88,054             4,819
 Transfers between subaccounts, net ...................             89,776               2,441             18,204               322
 Transfers for contract benefits and terminations .....            (32,408)             (1,295)           (10,042)             (200)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            284,679              38,316             96,216             4,941
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                158                  --                 --                --
Net increase (decrease) in net assets .................            282,034              38,523             97,371             4,933
Net assets beginning of period ........................             38,523                  --              4,933                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         320,557   $          38,523   $        102,304   $         4,933
                                                         =================   =================   ================   ===============
 Units issued during the period .......................              1,598                 214                557                30
 Units redeemed during the period .....................               (146)                 (8)               (79)               (3)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........              1,452                 206                478                27
                                                         =================   =================   ================   ===============

                                                                    Multimanager
                                                                   Mid Cap Value
                                                         -----------------------------------
                                                               2007              2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $             --   $             --
 Net realized gain (loss) .............................            10,865                234
 Net change in unrealized appreciation (depreciation) .           (16,055)              (298)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations             (5,190)               (64)
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           110,205             13,996
 Transfers between subaccounts, net ...................            13,383              1,819
 Transfers for contract benefits and terminations .....           (14,559)              (537)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           109,029             15,278
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................           103,839             15,214
Net assets beginning of period ........................            15,214                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $        119,053   $         15,214
                                                         ================   ================
 Units issued during the period .......................             1,003                109
 Units redeemed during the period .....................              (308)                (6)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........               695                103
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                     Multimanager
                                                                   Small Cap Growth
                                                         -----------------------------------
                                                              2007 (o)            2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        (74,504)  $        (72,457)
 Net realized gain (loss) .............................         2,673,076          1,003,317
 Net change in unrealized appreciation (depreciation) .        (2,030,085)           640,538
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            568,487          1,571,398
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         2,151,837          2,378,986
 Transfers between subaccounts, net ...................          (375,768)          (100,242)
 Transfers for contract benefits and terminations .....        (2,715,383)        (2,798,922)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....          (939,314)          (520,178)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................               278                 --
Net increase (decrease) in net assets .................          (370,549)         1,051,220
Net assets beginning of period ........................        17,425,931         16,374,711
                                                         ----------------   ----------------
Net assets end of period ..............................  $     17,055,382   $     17,425,931
                                                         ================   ================
 Units issued during the period .......................           152,651            234,310
 Units redeemed during the period .....................          (221,727)          (273,598)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           (69,076)           (39,287)
                                                         ================   ================

                                                                   Multimanager                             Mulitmanager
                                                                  Small Cap Value                            Technology
                                                         -------------------------------------   ----------------------------------
                                                               2007               2006 (l)             2007             2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $             354   $               5   $             --                --
 Net realized gain (loss) .............................              7,665                 282                445                12
 Net change in unrealized appreciation (depreciation) .            (20,031)               (209)             6,838                30
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             (12,012)                 78              7,283                42
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................             77,863               3,035            104,762             4,047
 Transfers between subaccounts, net ...................             43,795                 809             70,994               747
 Transfers for contract benefits and terminations .....            (11,755)               (212)           (15,613)             (403)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            109,903               3,632            160,143             4,391
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................             97,891               3,710            167,426             4,433
Net assets beginning of period ........................              3,710                  --              4,433                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         101,601   $           3,710   $        171,859   $         4,433
                                                         =================   =================   ================   ===============
 Units issued during the period .......................                497                  18                787                --
 Units redeemed during the period .....................                (23)                 (2)               (21)               (6)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........                474                  16                766                24
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                      Oppenheimer
                                                                   Global Securities
                                                         ----------------------------------
                                                               2007              2006
                                                         ----------------  ----------------
From operations:
 Net investment income (loss) .........................  $         15,555  $          7,232
 Net realized gain (loss) .............................           223,931           149,667
 Net change in unrealized appreciation (depreciation) .          (134,137)           93,737
                                                         ----------------  ----------------
 Net increase/(decrease) in net assets from operations            105,349           250,636
                                                         ----------------  ----------------
Contract transactions:
 Payments received from contractowners ................           468,780           598,751
 Transfers between subaccounts, net ...................           (57,676)           15,778
 Transfers for contract benefits and terminations .....          (313,433)         (302,008)
                                                         ----------------  ----------------
Net increase/(decrease) from contract transactions ....            97,671           312,521
                                                         ----------------  ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 1                --
Net increase (decrease) in net assets .................           203,021           563,157
Net assets beginning of period ........................         1,881,710         1,318,553
                                                         ----------------  ----------------
Net assets end of period ..............................  $      2,084,731  $      1,881,710
                                                         ================  ================
 Units issued during the period .......................            24,965            38,929
 Units redeemed during the period .....................           (20,485)          (21,958)
                                                         ----------------  ----------------
 Net units issued (redeemed) during the period ........             4,480            16,971
                                                         ================  ================

                                                                     PIMCO Global                       PIMCO StocksPLUS
                                                                    Bond (Unhedged)                     Growth and Income
                                                         -------------------------------------   ----------------------------------
                                                               2007                2006                2007               2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          68,992   $          68,256   $        342,479   $       188,943
 Net realized gain (loss) .............................             (5,488)            (15,410)           278,998           114,453
 Net change in unrealized appreciation (depreciation) .            177,202              42,794           (329,274)          245,560
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             240,706              95,640            292,203           548,956
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            470,215             569,764            699,837           833,387
 Transfers between subaccounts, net ...................            (22,726)             58,387           (132,612)         (169,413)
 Transfers for contract benefits and terminations .....           (382,072)           (417,948)          (545,039)         (458,748)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....             65,417             210,203             22,186           205,226
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................              2,176                  --                 12                --
Net increase (decrease) in net assets .................            308,299             305,843            314,401           754,182
Net assets beginning of period ........................          2,494,795           2,188,952          4,430,343         3,676,161
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $       2,803,094   $       2,494,795   $      4,744,744   $     4,430,343
                                                         =================   =================   ================   ===============
 Units issued during the period .......................             40,604              60,287             52,926            66,662
 Units redeemed during the period .....................            (35,970)            (45,677)           (51,448)          (50,876)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........              4,634              14,610              1,478            15,786
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                     UIF Emerging                          UIF Global
                                                                     Markets Debt                         Value Equity
                                                         -------------------------------------   ----------------------------------
                                                               2007                2006                2007               2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          32,498   $          40,354   $         35,992   $        16,864
 Net realized gain (loss) .............................             12,778               2,157            378,298           171,853
 Net change in unrealized appreciation (depreciation) .            (17,503)                893           (239,611)           94,639
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations              27,773              43,404            174,679           283,356
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................             32,156              44,915            146,622           384,468
 Transfers between subaccounts, net ...................            (19,784)            (18,636)            67,542          (297,801)
 Transfers for contract benefits and terminations .....            (10,394)            (56,819)          (211,753)         (102,317)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....              1,978             (30,540)             2,411           (15,650)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................             29,751              12,864            177,090           267,706
Net assets beginning of period ........................            461,683             448,819          1,719,353         1,451,647
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         491,434   $         461,683   $      1,896,443   $     1,719,353
                                                         =================   =================   ================   ===============
 Units issued during the period .......................              2,124               7,464             69,735            52,714
 Units redeemed during the period .....................             (2,145)             (9,440)           (65,539)          (55,450)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........                (21)             (1,975)             4,196            (2,736)
                                                         =================   =================   ================   ===============

                                                                       Van Eck
                                                                   Worldwide Bond
                                                         -----------------------------------
                                                              2007                 2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         16,942   $         44,704
 Net realized gain (loss) .............................              (561)           (21,387)
 Net change in unrealized appreciation (depreciation) .             4,952             13,529
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations             21,333             36,846
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................             8,173              7,477
 Transfers between subaccounts, net ...................           (59,169)          (108,110)
 Transfers for contract benefits and terminations .....          (135,288)          (245,379)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....          (186,284)          (346,012)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................          (164,951)          (309,166)
Net assets beginning of period ........................           295,198            604,364
                                                         ----------------   ----------------
Net assets end of period ..............................  $        130,247   $        295,198
                                                         ================   ================
 Units issued during the period .......................            11,790              7,725
 Units redeemed during the period .....................           (22,791)           (29,438)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           (11,001)           (21,712)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   Van Eck Worldwide                    Van Eck Worldwide
                                                                   Emerging Markets                        Hard Assets
                                                         -------------------------------------   ----------------------------------
                                                               2007               2006 (s)             2007               2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $           7,652   $          11,062   $         (4,931)  $        (7,963)
 Net realized gain (loss) .............................          1,531,843           1,002,489            532,576           807,008
 Net change in unrealized appreciation (depreciation) .             13,930             512,797            120,536          (316,440)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations           1,553,425           1,526,348            648,181           482,605
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            205,385             213,821             85,998            92,238
 Transfers between subaccounts, net ...................           (629,110)             75,345           (340,469)         (390,647)
 Transfers for contract benefits and terminations .....           (244,107)           (807,096)          (592,865)         (823,366)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....           (687,832)           (517,930)          (847,336)       (1,121,775)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  5                --
Net increase (decrease) in net assets .................            885,593           1,008,418           (199,150)         (639,170)
Net assets beginning of period ........................          4,935,883           3,927,465          1,437,322         2,076,492
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $       5,821,476   $       4,935,883   $      1,238,172   $     1,437,322
                                                         =================   =================   ================   ===============
 Units issued during the period .......................             51,465              81,647             34,095            29,348
 Units redeemed during the period .....................            (89,838)           (111,136)           (51,857)          (64,221)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........            (38,373)            (29,489)           (17,762)          (34,873)
                                                         =================   =================   ================   ===============

-------
(a) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(b) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006. (See Note 5)
(c) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(d) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(e) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(f) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(g) EQ/JPMorgan Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)
(h) EQ/Short Duration Bond was substituted for T. Rowe Price Limited-Term Bond on November 3, 2006. (See Note 5)
(i) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006. (See Note 5)
(j) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006. (See Note 5)
(k) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.
(l) Units were made available for sale on September 8, 2006.
(m) EQ/T.Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007. (See Note 5)
(n) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007. (See Note 5)
(o) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007. (See Note 5)
(p) EQ/AllianceBernstein Common Stock was substituted for Dreyfus VIF Appreciation on August 17, 2007. (See Note 5)
(q) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)
(r) EQ/AllianceBernstein Value was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007. (See Note 5)
(s) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007 (See Note 5)
(t) EQ/Van Kampen Real Estate was substituted for Van Kampen UIF U.S. Real Estate on August 17, 2007. (See Note 5)

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(u) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)
(v) Fidelity VIP Contrafund was substituted for UIF Equity Growth on August 17, 2007. (See Note 5)
(w) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)
(x) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)
(y) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007. (See Note 5)
(z) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007. (See Note 5)
(aa) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)
(ab) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)
(ac) EQ/FI Mid Cap was substituted for AIM V.I. MidCap Core Equity on November 16, 2007. (See Note 5)
(ad) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)
(ae) EQ/JPMorgan Core Bond was substituted for UIF Core Plus Fixed Income on November 16, 2007. (See Note 5)
(af) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)
(ag) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)
(ah) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)
(ai) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)
(aj) Franklin Income Securities was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007. (See Note 5)
(ak) Units were made available for sale on April 27, 2007.
(al) Units were made available for sale on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS


1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life policies which include (MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, MONY Variable Universal Life and Incentive Life(SM) Legacy), and Survivorship Variable Universal Life) collectively, the "Variable Life Policies." These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

   There are ninety-two MONY America Variable Life subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products
   (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., or Van Eck Worldwide Insurance Trust, collectively (the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004, the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust").

   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life policies will not be charged with liabilities arising out of other business MONY America may conduct.

   The Variable Account consists of the following variable investment options:

   o AIM V.I. Financial Services
   o AIM V.I. Global Health Care
   o AIM V.I. Technology
   o All Asset Allocation(1)
   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation
   o AXA Moderate-Plus Allocation
   o Dreyfus Stock Index Fund, Inc.
   o EQ/AllianceBernstein Common Stock
   o EQ/AllianceBernstein Intermediate Government Securities
   o EQ/AllianceBernstein International
   o EQ/AllianceBernstein Large Cap Growth
   o EQ/AllianceBernstein Quality Bond
   o EQ/AllianceBernstein Small Cap Growth
   o EQ/AllianceBernstein Value
   o EQ/Ariel Appreciation II
   o EQ/AXA Rosenberg Value Long/Short Equity
   o EQ/BlackRock Basic Value Equity(5)
   o EQ/BlackRock International Value(6)
   o EQ/Bond Index
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian Research
   o EQ/Caywood-Scholl High Yield Bond
   o EQ/Equity 500 Index
   o EQ/Evergreen International Bond
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/Government Securities
   o EQ/International Growth
   o EQ/JPMorgan Core Bond
   o EQ/JPMorgan Value Opportunities
   o EQ/Legg Mason Value Equity
   o EQ/Long Term Bond
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Lord Abbett Mid Cap Value
   o EQ/Marsico Focus
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/PIMCO Real Return
   o EQ/Short Duration Bond
   o EQ/Small Company Index
   o EQ/T. Rowe Price Growth Stock(10)
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Emerging Markets Equity
   o EQ/Van Kampen Mid Cap Growth
   o EQ/Van Kampen Real Estate
   o Fidelity VIP Asset Manager
   o Fidelity VIP Contrafund(R)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

1. Organization and Business (Continued)

   o Fidelity VIP Growth and Income
   o Franklin Income Securities
   o Franklin Rising Dividends Securities
   o Franklin Zero Coupon 2010
   o Janus Aspen Series Balanced
   o Janus Aspen Series Forty
   o Janus Aspen Series International Growth
   o Janus Aspen Series Mid Cap Growth
   o Janus Aspen Series Mid Cap Value
   o Janus Aspen Series Worldwide Growth
   o MarketPLUS International Core(3)
   o MarketPLUS Large Cap Core(8)
   o MarketPLUS Large Cap Growth(7)
   o MarketPLUS Mid Cap Value(4)
   o MFS(R) Utilities
   o Multimanager Aggressive Equity(2)
   o Multimanager Core Bond(2)
   o Multimanager Health Care(2)
   o Multimanager High Yield(2)
   o Multimanager International Equity(2)
   o Multimanager Large Cap Core Equity(2)
   o Multimanager Large Cap Growth(2)
   o Multimanager Large Cap Value(2)
   o Multimanager Mid Cap Growth(2)
   o Multimanager Mid Cap Value(2)
   o Multimanager Small Cap Growth(9)
   o Multimanager Small Cap Value(11)
   o Multimanager Technology(2)
   o Oppenheimer Global Securities
   o PIMCO Global Bond (Unhedged)
   o PIMCO StocksPLUS Growth and Income
   o UIF Emerging Markets Debt
   o UIF Global Value Equity(3)
   o Van Eck Worldwide Bond
   o Van Eck Worldwide Emerging Markets
   o Van Eck Worldwide Hard Assets

   ----------
   (1) Formerly known as EQ/Enterprise Moderate Allocation
   (2) Formerly known as AXA Premier VIP
   (3) Formerly known as EQ/Capital Guardian International
   (4) Formerly known as EQ/FI Mid Cap Value
   (5) Formerly known as EQ/Mercury Basic Value Equity
   (6) Formerly known as EQ/Mercury International Value
   (7) Formerly known as EQ/MFS Emerging Growth Companies
   (8) Formerly known as EQ/MFS Investors Trust
   (9) Formerly known as EQ/Small Company Growth
   (10) Formerly known as EQ/TCW Equity
   (11) Formerly known as EQ/Small Cap Value

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


1. Organization and Business (Concluded)

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the contractowners.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. MONY America does not anticipate any impact to the net assets of the Variable Account, upon adoption.

   Investments:

   The investment in shares of each of the respective Funds is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the EQ/Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

   Due to and Due From:

   Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowners.

   Investment Transactions and Investment Income:

   Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

   Contract Payments and Transfers:

   Payments received from contractowners represent contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

   Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY America's General Account to provide for other policy benefits, as required by state law. MONY America's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges and cost of insurance charges, if applicable.

   Taxes:

   The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life policies participating in the Variable Account by reasons of applicable provisions of the

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


2. Significant Accounting Policies (Concluded)

   Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Life policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   MONY America received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2007, MONY America received $557,433 in aggregate from certain Funds in connection with MONY America Life subaccounts.

   Investment Manager and Advisors:

   EQAT and VIP have the right to issue two classes of shares--Class A and Class
   B. The class of shares offered by EQAT and VIP ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by EQAT and VIP. The Rule 12b-1 Plans provide that EQAT and VIP, on behalf of each portfolio, may charge, annually, the average daily net assets of a portfolio the applicable 12b-1 fee, attributable to its Class B shares, in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly manage the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.10% to a high of 1.40% of average daily net assets. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/AllianceBernstein Value, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.

   Contract Distribution and Principal Underwriter:

   AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Life policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Variable Life policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions


   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2007 were as follows:

                                                                                                  Proceeds from
           MONY America Variable Account L Subaccounts:              Cost of Shares Acquired     Shares Redeemed
-----------------------------------------------------------------   -------------------------   ----------------
AIM V.I. Financial Services .....................................   $                 110,253   $         67,069
AIM V.I. Global Health Care .....................................                     131,777            133,008
AIM V.I. Technology .............................................                      44,582             32,884
All Asset Allocation ............................................                  14,910,330         20,211,951
AXA Aggressive Allocation .......................................                   4,342,076            171,623
AXA Conservative Allocation .....................................                     151,615             14,178
AXA Conservative-Plus Allocation ................................                     789,117            144,418
AXA Moderate Allocation .........................................                   4,480,487            200,285
AXA Moderate-Plus Allocation ....................................                  13,392,880            477,901
Dreyfus Stock Index Fund, Inc. ..................................                   8,738,704         24,129,020
EQ/AllianceBernstein Common Stock ...............................                   1,226,355            117,819
EQ/AllianceBernstein Intermediate Government Securities .........                      89,048              1,085
EQ/AllianceBernstein International ..............................                   2,294,837          4,957,183
EQ/AllianceBernstein Large Cap Growth ...........................                     103,577              8,396
EQ/AllianceBernstein Quality Bond ...............................                     143,231             20,763
EQ/AllianceBernstein Small Cap Growth ...........................                   1,085,083            133,717
EQ/AllianceBernstein Value ......................................                  14,773,314            249,248
EQ/Ariel Appreciation II ........................................                      18,310                334
EQ/AXA Rosenberg Value Long/Short Equity ........................                      29,173             12,276
EQ/BlackRock Basic Value Equity .................................                   1,290,708             31,344
EQ/BlackRock International Value ................................                   2,754,362          1,545,877
EQ/Bond Index ...................................................                   1,391,439          3,332,361
EQ/Boston Advisors Equity Income ................................                  27,414,162          3,487,745
EQ/Calvert Socially Responsible .................................                     455,250            339,603
EQ/Capital Guardian Growth ......................................                   6,545,814            152,739
EQ/Capital Guardian Research ....................................                   3,027,183            653,017
EQ/Caywood-Scholl High Yield Bond ...............................                   2,811,467          3,185,655
EQ/Equity 500 Index .............................................                     995,694             66,298
EQ/Evergreen International Bond .................................                      85,237              2,105
EQ/Evergreen Omega ..............................................                      27,686              1,083
EQ/FI Mid Cap ...................................................                   1,980,938            570,446
EQ/GAMCO Mergers and Acquisitions ...............................                     173,875              6,733
EQ/GAMCO Small Company Value ....................................                  15,223,523         20,830,266
EQ/Government Securities ........................................                   2,849,773          3,704,529
EQ/International Growth .........................................                   4,952,848          4,382,614
EQ/JPMorgan Core Bond ...........................................                  27,563,600          6,088,836
EQ/JPMorgan Value Opportunities .................................                      92,100              9,419
EQ/Legg Mason Value Equity ......................................                      79,063              5,775
EQ/Long Term Bond ...............................................                   2,121,875          3,729,707
EQ/Lord Abbett Growth and Income ................................                   2,268,798          1,608,282
EQ/Lord Abbett Large Cap Core ...................................                      34,814              2,167
EQ/Lord Abbett Mid Cap Value ....................................                   3,867,064          3,457,713
EQ/Marsico Focus ................................................                   3,492,274          2,902,844
EQ/Money Market .................................................                  53,412,478         54,925,409
EQ/Montag & Caldwell Growth .....................................                   8,787,957         12,182,579
EQ/PIMCO Real Return ............................................                   1,740,003          5,901,954
EQ/Short Duration Bond ..........................................                     530,798          2,784,738
EQ/Small Company Index ..........................................                   6,266,201            112,697
EQ/T. Rowe Price Growth Stock ...................................                   9,238,002         11,525,386
EQ/UBS Growth and Income ........................................                   3,352,655          4,496,723

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions (Concluded)

                                                                                                  Proceeds from
         MONY America Variable Account L Subaccounts:               Cost of Shares Acquired     Shares Redeemed
-----------------------------------------------------------------   -------------------------   ----------------
EQ/Van Kampen Comstock ..........................................   $                  63,673   $          4,840
EQ/Van Kampen Emerging Markets Equity ...........................                   1,830,687            305,472
EQ/Van Kampen Mid Cap Growth ....................................                  12,206,402            346,696
EQ/Van Kampen Real Estate .......................................                   9,469,458            967,925
Fidelity VIP Asset Manager ......................................                      55,422             12,047
Fidelity VIP Contrafund .........................................                  32,401,513         13,344,874
Fidelity VIP Growth and Income ..................................                     947,900            211,985
Franklin Income Securities ......................................                  10,513,346          1,366,460
Franklin Rising Dividends Securities ............................                     183,619            177,002
Franklin Zero Coupon 2010 .......................................                      37,808             27,977
Janus Aspen Series Balanced .....................................                   1,740,643          1,837,365
Janus Aspen Series International Growth .........................                   2,953,828          4,838,517
Janus Aspen Series Forty ........................................                   3,264,618          5,354,455
Janus Aspen Series Mid Cap Growth ...............................                   2,758,089          5,088,596
Janus Aspen Series Mid Cap Value ................................                   1,622,049            547,262
Janus Aspen Series Worldwide Growth .............................                   3,248,287          3,883,764
MarketPLUS International Core ...................................                     120,890              3,764
MarketPLUS Large Cap Core .......................................                      17,165                615
MarketPLUS Large Cap Growth .....................................                     119,081              1,846
MarketPLUS Mid Cap Value ........................................                     385,423              5,102
MFS(R) Utilities ................................................                     915,494            775,229
Multimanager Aggressive Equity ..................................                      34,662                829
Multimanager Core Bond ..........................................                     199,041             25,292
Multimanager Health Care ........................................                     138,615             23,603
Multimanager High Yield .........................................                     960,201            386,829
Multimanager International Equity ...............................                     265,132             19,101
Multimanager Large Cap Core Equity ..............................                      44,033              2,570
Multimanager Large Cap Growth ...................................                     179,094              4,458
Multimanager Large Cap Value ....................................                     346,244             28,207
Multimanager Mid Cap Growth .....................................                     121,634             16,422
Multimanager Mid Cap Value ......................................                     167,394             49,244
Multimanager Small Cap Growth ...................................                   4,311,125          3,737,849
Multimanager Small Cap Value ....................................                     123,590              5,151
Multimanager Technology .........................................                     164,457              4,315
Oppenheimer Global Securities ...................................                     644,218            436,118
PIMCO Global Bond (Unhedged) ....................................                     693,114            542,591
PIMCO StocksPLUS Growth and Income ..............................                   1,148,739            784,062
UIF Emerging Markets Debt .......................................                      90,051             40,433
UIF Global Value Equity .........................................                   1,297,722          1,065,981
Van Eck Worldwide Bond ..........................................                     208,172            377,513
Van Eck Worldwide Emerging Markets ..............................                   2,146,826          1,881,394
Van Eck Worldwide Hard Assets ...................................                   1,466,055          2,124,826

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

------------------------------------------------------------------------------------------------------------------------
November 16, 2007                       Removed Portfolio            Class      Surviving Portfolio            Class
------------------------------------------------------------------------------------------------------------------------
                                                                                EQ/BlackRock
                                        AIM V. I. Basic Value        Series 1   Basic Value Equity             B
------------------------------------------------------------------------------------------------------------------------
Shares                                    61,874                                   48,649
Value                                   $  13.50                                 $  17.17
Net assets before merger                $835,303                                 $     --
Net assets after merger                 $     --                                 $835,303
------------------------------------------------------------------------------------------------------------------------
                                        AIM V.I. MidCap
                                        Core Equity                  Series 1    EQ/FI Mid Cap                 A
------------------------------------------------------------------------------------------------------------------------
Shares                                    29,372                                     293,191
Value                                   $  14.65                                 $     11.51
Net assets before merger                $430,302                                 $ 2,944,324
Net assets after merger                 $     --                                 $ 3,374,626
------------------------------------------------------------------------------------------------------------------------
                                        Alger American Balanced      0
                                        MFS Total Return             Initial
                                        T. Rowe Price Personal       *
                                        Strategy Balanced                       Franklin Income Securities     2
------------------------------------------------------------------------------------------------------------------------
Shares-Alger American Balanced              249,299                                          --
Shares-MFS Total Return                     201,059                                          --
Shares-T. Rowe Price Personal Strategy
Balanced                                    121,387                                          --
Shares-Franklin Income Securities                --                                     693,575
Value-Alger American Balanced           $     14.47                                          --
Value-MFS Total Return                  $     21.63                                          --
Value-T. Rowe Price Personal Strategy
Balanced                                $     20.51                                          --
Value-Franklin Income Securities                                                    $     17.17
Net assets before merger                $10,445,906                                 $ 1,462,770
Net assets after merger                 $        --                                 $11,908,676
------------------------------------------------------------------------------------------------------------------------
                                        Alger American                          EQ/Van Kampen
                                        MidCap Growth                0          Mid Cap Growth                 A
------------------------------------------------------------------------------------------------------------------------
Shares                                      478,710                                 746,611
Value                                   $     22.44                             $     16.24
Net assets before merger                $10,742,247                             $ 1,382,721
Net assets after merger                 $        --                             $12,124,968
------------------------------------------------------------------------------------------------------------------------
                                        Dreyfus IP Small                        EQ/Small
                                        Cap Stock Index              Service    Company Index                  A
------------------------------------------------------------------------------------------------------------------------
Shares                                     322,820                                 448,866
Value                                   $    17.77                              $    12.78
Net assets before merger                $5,736,512                              $       --
Net assets after merger                 $       --                              $5,736,512
------------------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Continued)

--------------------------------------------------------------------------------------------------------------------------------
November 16, 2007                         Removed Portfolio              Class           Surviving Portfolio             Class
--------------------------------------------------------------------------------------------------------------------------------
                                          Fidelity VIP                   Initial &
                                          Growth Opportunities           Service         EQ/Capital
                                          Oppenheimer Main Street        Service         Guardian Research               A
--------------------------------------------------------------------------------------------------------------------------------
Shares-Fidelity VIP Growth Opportunities
(Service Class)                               92,704                                             --
Shares-Fidelity VIP Growth Opportunities
(Initial Class)                               22,108                                             --
Shares-Oppenheimer Main Street                27,268                                             --
Shares-EQ/Capital Guardian Research                                                         219,715
Value-Fidelity VIP Growth Opportunities
(Service Class)                           $    21.55                                             --
Value-Fidelity VIP Growth Opportunities
(Initial Class)                           $    21.59                                             --
Value-Oppenheimer Main Street             $    25.18                                             --
Value-EQ/Capital Guardian Research                                                       $    14.39
Net assets before merger                  $3,161,696                                     $       --
Net assets after merger                   $       --                                     $3,161,696
--------------------------------------------------------------------------------------------------------------------------------
                                          Janus Aspen Series             Institutional
                                          Flexible Bond                  & Service
                                          UIF Core Plus Fixed Income     1               EQ/JPMorgan Core Bond           A
--------------------------------------------------------------------------------------------------------------------------------
Shares-Janus Aspen Series Flexible Bond-
Service Class                                  89,221                                              --
Shares-Janus Aspen Series Flexible Bond-
Institutional Class                           684,404                                              --
Shares-UIF Core Plus Fixed Income           1,218,827                                              --
Shares-EQ/JPMorgan Core Bond                                                                2,817,817
Value-Janus Flexible Bond-Service Class   $     12.26                                              --
Value-Janus Flexible Bond-Institutional
Shares                                    $     11.62                                              --
Value-UIF Core Plus Fixed Income          $     11.53                                              --
Value-EQ/JPMorgan Core Bond                                                               $     11.30
Net assets before merger                  $23,099,705                                     $ 8,741,627
Net assets after merger                   $        --                                     $31,841,332
--------------------------------------------------------------------------------------------------------------------------------
                                          Old Mutual Select Value        Insurance
                                          UIF Value                      1               EQ/AllianceBernstein Value      A
--------------------------------------------------------------------------------------------------------------------------------
Shares-Old Mutual Select Value                 70,859                                              --
Shares-UIF Value                              806,089                                              --
Shares-EQ/AllianceBernstein Value                                                             784,574
Value-Old Mutual Select Value             $     18.27                                              --
Value-UIF Value                           $     13.49                                              --
Value-EQ/AllianceBernstein Value                                                          $     15.51
Net asset before merger                   $12,168,737                                              --
Net assets after merger                   $        --                                     $12,168,737
--------------------------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Substitutions/Reorganizations (Continued)

-------------------------------------------------------------------------------------------
November 16, 2007          Removed Portfolio      Class    Surviving Portfolio      Class
-------------------------------------------------------------------------------------------
                           T. Rowe Price                   EQ/Boston Advisors       A
                           Equity Income          *        Equity Income
-------------------------------------------------------------------------------------------
Shares                         986,932                       3,467,450
Value                      $     24.98                     $      7.11
Net assets before merger   $24,653,572                              --
Net assets after merger    $        --                     $24,653,572
-------------------------------------------------------------------------------------------
                           T. Rowe Price New               EQ/Capital Guardian
                           America Growth         *        Growth                   A
-------------------------------------------------------------------------------------------
Shares                        328,285                         525,212
Value                      $    24.27                      $    15.17
Net assets before merger   $7,967,471                      $       --
Net assets after merger    $       --                      $7,967,471
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio             Class        Surviving Portfolio          Class
--------------------------------------------------------------------------------------------------------------
                                                                      EQ/AllianceBernstein
                           Dreyfus VIF Appreciation      Initial      Common Stock                 A
--------------------------------------------------------------------------------------------------------------
Shares                       11,230                                     24,020
Value                      $  43.29                                   $  20.24
Net assets before merger   $486,161                                   $     --
Net assets after merger    $     --                                   $486,161
--------------------------------------------------------------------------------------------------------------
                                                         Initial &                                 Initial &
                           Fidelity VIP Growth           Service      Fidelity VIP Contrafund      Service
--------------------------------------------------------------------------------------------------------------
Shares-Initial                  45,101                                       611,330
Shares-Service                 249,055                                       867,243
Value-Initial              $     39.71                                   $     33.03
Value-Service              $     39.57                                   $     32.91
Net assets before merger   $11,646,078                                   $37,087,097
Net assets after merger    $        --                                   $48,733,175
--------------------------------------------------------------------------------------------------------------
                                                                      EQ/Van Kampen

                           MFS Mid Cap Growth            Initial      Mid Cap Growth               A
--------------------------------------------------------------------------------------------------------------
Shares                        167,706                                     82,998
Value                      $     7.28                                 $    14.71
Net assets before merger   $1,220,898                                 $       --
Net assets after merger    $       --                                 $1,220,898
--------------------------------------------------------------------------------------------------------------
                                                                      EQ/AllianceBernstein
                           MFS New Discovery             Initial      Small Cap Growth             A
--------------------------------------------------------------------------------------------------------------
Shares                       45,816                                     44,011
Value                      $  17.07                                   $  17.77
Net assets before merger   $782,083                                   $     --
Net assets after merger    $     --                                   $782,083
--------------------------------------------------------------------------------------------------------------
                           UIF Equity Growth             1            Fidelity VIP Contrafund      Initial
--------------------------------------------------------------------------------------------------------------
Shares                        5,710                                       560,141
Value                      $  17.55                                   $     33.03
Net assets before merger   $100,209                                   $18,401,245
Net assets after merger    $     --                                   $18,501,454
--------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Substitutions/Reorganizations (Continued)

--------------------------------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio             Class        Surviving Portfolio            Class
--------------------------------------------------------------------------------------------------------------
                           UIF U.S. Real Estate          1            EQ/Van Kampen Real Estate      A
--------------------------------------------------------------------------------------------------------------
Shares                        373,000                                    984,998
Value                      $    24.11                                 $     9.13
Net assets before merger   $8,993,027                                 $       --
Net assets after merger    $       --                                 $8,993,027
--------------------------------------------------------------------------------------------------------------
                           EQ/AllianceBernstein
                           Growth and Income             B            EQ/AllianceBernstein Value     B
--------------------------------------------------------------------------------------------------------------
Shares                         16,415                                     53,853
Value                      $    19.21                                 $    16.27
Net assets before merger   $  315,330                                 $  560,854
Net assets after merger    $       --                                 $  876,184
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 July 6, 2007              Removed Portfolio             Class        Surviving Portfolio            Class
--------------------------------------------------------------------------------------------------------------
                            EQ/Capital Guardian U.S.                  EQ/Capital Guardian
                            Equity                       B            Research                       B
--------------------------------------------------------------------------------------------------------------
Shares                       2,239                                       2,795
Value                      $ 12.05                                    $  15.08
Net assets before merger   $26,975                                    $ 15,166
Net assets after merger    $    --                                    $ 42,141
--------------------------------------------------------------------------------------------------------------
                                                                      EQ/T. Rowe Price Growth
                           EQ/Janus Large Cap Growth     B            Stock                          B
--------------------------------------------------------------------------------------------------------------
Shares                       1,423                                         881
Value                      $  7.62                                    $  23.21
Net assets before merger   $10,844                                    $  9,599
Net assets after merger    $    --                                    $ 20,443
--------------------------------------------------------------------------------------------------------------
                           EQ/Wells Fargo
                           Montgomery                                 Multimanager Small Cap
                           Small Cap                     B            Growth                         B
--------------------------------------------------------------------------------------------------------------
Shares                       5,402                                      10,037
Value                      $ 14.94                                    $  10.65
Net assets before merger   $80,708                                    $ 26,186
Net assets after merger    $    --                                    $106,894
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
November 3, 2006           Removed Portfolio             Class        Surviving Portfolio            Class
--------------------------------------------------------------------------------------------------------------
                           The Dreyfus Socially
                           Responsible Growth Fund,                   EQ/Calvert Socially
                           Inc.                          Initial      Responsible                    A
--------------------------------------------------------------------------------------------------------------
Shares                         56,329                                 184,521
Value                      $    27.68                              $     8.45
Net assets before merger   $1,559,199                              $       --
Net assets after merger    $       --                              $1,559,199
--------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Continued)

--------------------------------------------------------------------------------------------------------------
November 3, 2006           Removed Portfolio             Class            Surviving Portfolo            Class
--------------------------------------------------------------------------------------------------------------
                           Dreyfus VIF International                      EQ/Mercury International
                           Value                         Initial          Value                         A
--------------------------------------------------------------------------------------------------------------
Shares                         621,451                                        679,849
Value                      $     18.51                                    $     16.92
Net assets before merger   $11,503,052                                    $        --
Net assets after merger    $        --                                    $11,503,052
--------------------------------------------------------------------------------------------------------------
                           Lord Abbett Bond                               AXA Premier VIP High
                           Debenture                     VC               Yield                         A
--------------------------------------------------------------------------------------------------------------
Shares                         110,950                                        231,303
Value                      $     12.30                                    $      5.90
Net assets before merger   $ 1,364,689                                    $        --
Net assets after merger    $        --                                    $ 1,364,689
--------------------------------------------------------------------------------------------------------------
                           Lord Abbett Growth                             EQ/Lord Abbett Growth
                           and Income                    VC               and Income                    A
--------------------------------------------------------------------------------------------------------------
Shares                         234,201                                        573,550
Value                      $     29.51                                    $     12.05
Net assets before merger   $ 6,911,280                                    $        --
Net assets after merger    $        --                                    $ 6,911,280
--------------------------------------------------------------------------------------------------------------
                                                                          EQ/Lord Abbett Mid Cap
                           Lord Abbett Mid Cap Value      VC              Value                         A
--------------------------------------------------------------------------------------------------------------
Shares                         657,229                                      1,231,147
Value                      $     22.61                                    $     12.07
Net assets before merger   $14,859,947                                    $        --
Net assets after merger    $        --                                    $14,859,947
--------------------------------------------------------------------------------------------------------------
                           Old Mutual Mid-Cap            Insurance        EQ/FI Mid Cap                 A
--------------------------------------------------------------------------------------------------------------
Shares                         159,983                                        253,257
Value                      $     16.97                                    $     10.72
Net assets before merger   $ 2,714,910                                    $        --
Net assets after merger    $        --                                    $ 2,714,910
--------------------------------------------------------------------------------------------------------------
                            PIMCO Real Return            Administrative   EQ/JPMorgan Core Bond         A
--------------------------------------------------------------------------------------------------------------
Shares                       1,158,558                                      1,264,623
Value                      $     12.40                                    $     11.36
Net assets before merger   $14,366,119                                    $        --
Net assets after merger    $        --                                    $14,366,119
--------------------------------------------------------------------------------------------------------------
                           T. Rowe Price
                           Limited-Term Bond             *                EQ/Short Duration Bond        A
--------------------------------------------------------------------------------------------------------------
Shares                         551,487                                        261,795
Value                      $      4.88                                    $     10.28
Net assets before merger   $ 2,691,256                                    $        --
Net assets after merger    $        --                                    $ 2,691,256
--------------------------------------------------------------------------------------------------------------
                           T. Rowe Price Prime
                           Reserve                       *                EQ/Money Market               A
--------------------------------------------------------------------------------------------------------------
Shares                       6,691,638                                      6,691,638
Value                      $      1.00                                    $      1.00
Net assets before merger   $ 6,691,638                                    $46,795,196
Net assets after merger    $        --                                    $53,486,834
--------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Concluded)

---------------------------------------------------------------------------------------------------------------
November 3, 2006           Removed Portfolio             Class            Surviving Portfolio           Class
---------------------------------------------------------------------------------------------------------------
                           T. Rowe Price                                  EQ/AllianceBernstein
                           International Stock           *                International                 A

---------------------------------------------------------------------------------------------------------------
Shares                        346,476                                        400,142
Value                      $    17.00                                     $    14.72
Net assets before merger   $5,890,089                                     $       --
Net assets after merger    $       --                                      5,890,089
---------------------------------------------------------------------------------------------------------------
                           Van Kampen UIF Emerging                        EQ/Van Kampen Emerging
                           Markets Equity                1                Markets Equity                A
---------------------------------------------------------------------------------------------------------------
Shares                         65,607                                         73,008
Value                      $    17.46                                     $    15.69
Net assets before merger   $1,145,496                                     $       --
Net assets after merger    $       --                                     $1,145,496
---------------------------------------------------------------------------------------------------------------

* The fund does not specify a share class.

   Effective April 30, 2007, Dreyfus VIF Small Company Stock was removed from the Variable Account as a variable investment option. Contract owners were notified prior to the removal of the variable investment option and were given the opportunity to reallocate amounts in Dreyfus VII Small Company Stock among the other variable investment options in the Variable Account. Any amounts remaining in the variable investment option on April 30, 2007 were defaulted to EQ/Money Market.

6. Financial Highlights

   The Variable Life Insurance Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   Financial highlights for the years ended December 31, 2007, 2006, 2005 and 2004 are presented respectively in the same table. The table for the year ended December 31, 2003 is presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

   During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial highlights for the year ended December 31, 2003 are presented for each Portfolio of the Funds rather than each Variable Life Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Policies.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

   Contractowner Charges:

   There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

   The charges below are the current annual charges deducted from the net assets of the Variable Accounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

   Mortality & Expense Risk Charge: This charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 0% to a high of 0.75%. The Incentive Life Legacy and MONY Corporate Sponsored Variable Universal Life are deducted from the fund value.

   Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

   the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Contract, and is a percentage or dollar value of the Specified Amount. This charge varies based on a number of factors, including issue age, gender and risk class.

   Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $5 to a high of $31.50.

   Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

   Transfer Charge: MLOA does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer requested by the contractowner.

   Partial Surrender Charge: This charge is assessed when a contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $10 to a high of $25.

   Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

   Medical Underwriting Charge: The charge is a flat fee of $5, and deducted monthly from fund value for the three policy years on policies that were issued on a medically underwritten basis.

   Guaranteed Issue Charge: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the three policy years on policies that were issued on a guaranteed issue basis.

   Reinstatement Fee: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

   Loan interest rate spread: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 0.75% depending on the policy year.

   Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

                                                                                       At December 31,
                                                                       -----------------------------------------------
                                                                                            Units
                                                                                         Outstanding
                                                                       -----------------------------------------------
                                                                           2007        2006        2005        2004
                                                                       ----------- ----------- ----------- -----------
AIM V.I. Financial Services ..........................................    25,386      24,344      24,885      22,484
AIM V.I. Global Health Care ..........................................    57,410      57,268      56,716      48,255
AIM V.I. Technology ..................................................    17,425      16,469      16,815      11,137
All Asset Allocation (e) ............................................. 4,557,493   4,911,337   5,284,500   5,509,579
AXA Aggressive Allocation (t) ........................................    47,874       1,604          --          --
AXA Conservative Allocation (t) ......................................     1,251           7          --          --
AXA Conservative-Plus Allocation (t) .................................    12,493          54          --          --
AXA Moderate Allocation (t) ..........................................    74,700       1,805          --          --
AXA Moderate-Plus Allocation (t) .....................................   176,828       4,162          --          --
Dreyfus Stock Index Fund, Inc. ....................................... 4,239,431   5,170,800   4,991,017   5,287,785
EQ/AllianceBernstein Common Stock (t) (x) ............................    30,314         594          --          --
EQ/AllianceBernstein Intermediate Government Securities (as) .........       614          --          --          --
EQ/AllianceBernstein International (r) (t) ...........................   196,408     434,580          --          --
EQ/AllianceBernstein Large Cap Growth (t) ............................     1,151          21          --          --
EQ/AllianceBernstein Quality Bond (t) ................................       808          25          --          --
EQ/AllianceBernstein Small Cap Growth (t) (y) ........................    55,464          50          --          --
EQ/AllianceBernstein Value (t) (z) (ae) ..............................   691,063         616          --          --
EQ/Ariel Appreciation II (t) .........................................       148           2          --          --
EQ/AXA Rosenberg Value Long/Short Equity (as) ........................       151          --          --          --
EQ/BlackRock Basic Value Equity (t) (af) .............................    56,733          50          --          --
EQ/BlackRock International Value (j) (t) .............................   592,484     631,868          --          --
EQ/Bond Index ........................................................   313,108     451,053     524,306     881,866
EQ/Boston Advisors Equity Income (a) (ag) ............................ 2,046,743     816,030     793,136     640,936
EQ/Calvert Socially Responsible (c) (i) ..............................   222,571     221,898      25,267          --
EQ/Capital Guardian Growth (t) (ah) ..................................   580,146         236          --          --
EQ/Capital Guardian Research (d) (v) (ai) (aj) .......................   438,622     180,664     186,997          --
EQ/Caywood-Scholl High Yield Bond ....................................   600,210     660,054     771,737     908,434
EQ/Equity 500 Index (t) ..............................................     7,835         330          --          --
EQ/Evergreen International Bond (t) ..................................       868          96          --          --
EQ/Evergreen Omega (t) ...............................................       238           1          --          --
EQ/FI Mid Cap (n) (t) (ak) ...........................................   199,167     172,176          --          --
EQ/GAMCO Mergers and Acquisitions ....................................     1,448         167          --          --
EQ/GAMCO Small Company Value ......................................... 2,332,537   2,561,256   2,734,826   2,843,564
EQ/Government Securities .............................................   815,305     905,605   1,047,706   1,092,052
EQ/International Growth .............................................. 1,259,597   1,270,605   1,214,713   1,215,729
EQ/JPMorgan Core Bond (o) (t) (al) (am) .............................. 2,395,611   1,045,020          --          --
EQ/JPMorgan Value Opportunities (t) ..................................       393          15          --          --
EQ/Legg Mason Value Equity (t) .......................................       710          88          --          --
EQ/Long Term Bond ....................................................   524,081     637,727     677,355   1,003,294
EQ/Lord Abbett Growth and Income (l) (t) .............................   508,655     494,366          --          --
EQ/Lord Abbett Large Cap Core (t) ....................................       252          13          --          --
EQ/Lord Abbett Mid Cap Value (m) (t) .................................   893,167     937,433          --          --

                                                                                            At December 31,
                                                                       ----------------------------------------------------------
                                                                                              Unit Value
                                                                                           Lowest to Highest
                                                                       ---------------------------------------------------------
                                                                                   2007                         2006
                                                                       ---------------------------- ----------------------------
AIM V.I. Financial Services .......................................... $11.59      to     $11.65      $14.95     to   $ 14.98
AIM V.I. Global Health Care ..........................................  13.97      to      14.90       12.53     to     13.32
AIM V.I. Technology ..................................................  10.61      to      13.92        9.89     to     12.93
All Asset Allocation (e) .............................................  13.90      to      25.11       13.30     to     24.20
AXA Aggressive Allocation (t) ........................................  10.04      to     165.60                       155.98
AXA Conservative Allocation (t) ......................................  10.38      to     125.29                       118.42
AXA Conservative-Plus Allocation (t) .................................  10.24      to     133.37                       126.43
AXA Moderate Allocation (t) ..........................................  10.24      to     145.96                       137.35
AXA Moderate-Plus Allocation (t) .....................................  10.17      to     157.21                        47.77
Dreyfus Stock Index Fund, Inc. .......................................  10.53      to      18.02       10.08     to     17.12
EQ/AllianceBernstein Common Stock (t) (x) ............................                    115.89                       111.99
EQ/AllianceBernstein Intermediate Government Securities (as) .........                    149.27                           --
EQ/AllianceBernstein International (r) (t) ...........................                     16.75                        14.96
EQ/AllianceBernstein Large Cap Growth (t) ............................                     88.85                        77.95
EQ/AllianceBernstein Quality Bond (t) ................................                    153.30                       146.64
EQ/AllianceBernstein Small Cap Growth (t) (y) ........................  13.80      to     205.66                       176.25
EQ/AllianceBernstein Value (t) (z) (ae) ..............................  12.78      to     150.30                       157.30
EQ/Ariel Appreciation II (t) .........................................                    114.20                       115.56
EQ/AXA Rosenberg Value Long/Short Equity (as) ........................                    112.54                           --
EQ/BlackRock Basic Value Equity (t) (af) .............................  15.25      to     279.01                       275.76
EQ/BlackRock International Value (j) (t) .............................                     19.76                        17.89
EQ/Bond Index ........................................................  16.06      to      17.91       15.06     to     16.92
EQ/Boston Advisors Equity Income (a) (ag) ............................  14.06      to     136.96       13.66     to    132.07
EQ/Calvert Socially Responsible (c) (i) ..............................   9.84      to     112.02        8.82     to     99.90
EQ/Capital Guardian Growth (t) (ah) ..................................                     87.78                        83.22
EQ/Capital Guardian Research (d) (v) (ai) (aj) .......................  12.75      to     148.80       11.60     to    146.37
EQ/Caywood-Scholl High Yield Bond ....................................  18.22      to      22.50       17.72     to     22.06
EQ/Equity 500 Index (t) ..............................................                    116.38                       110.89
EQ/Evergreen International Bond (t) ..................................                    110.57                       101.15
EQ/Evergreen Omega (t) ...............................................                    108.08                        97.08
EQ/FI Mid Cap (n) (t) (ak) ...........................................  17.09      to     151.40       15.84     to    140.14
EQ/GAMCO Mergers and Acquisitions ....................................                    123.00                       118.92
EQ/GAMCO Small Company Value .........................................  33.77      to      50.64       30.90     to     46.68
EQ/Government Securities .............................................  15.35      to      16.87       14.39     to     15.93
EQ/International Growth ..............................................  16.23      to      23.27       13.97     to     20.17
EQ/JPMorgan Core Bond (o) (t) (al) (am) ..............................  13.91      to     128.15       13.51     to    124.29
EQ/JPMorgan Value Opportunities (t) ..................................                    181.02                       183.24
EQ/Legg Mason Value Equity (t) .......................................                    107.28                       114.04
EQ/Long Term Bond ....................................................  18.24      to      23.04       16.95     to     21.56
EQ/Lord Abbett Growth and Income (l) (t) .............................  14.59      to     129.70       14.11     to    125.34
EQ/Lord Abbett Large Cap Core (t) ....................................                    132.91                       120.09
EQ/Lord Abbett Mid Cap Value (m) (t) .................................  15.66      to     127.19       15.59     to    126.46

                                                                                            At December 31,
                                                                       --------------------------------------------------------
                                                                                              Unit Value
                                                                                           Lowest to Highest
                                                                       --------------------------------------------------------
                                                                                   2005                         2004
                                                                       --------------------------   ---------------------------
AIM V.I. Financial Services .......................................... $12.87     to    $ 12.88     $12.15      to    $12.21
AIM V.I. Global Health Care ..........................................  11.95     to     12.66       11.09      to     11.70
AIM V.I. Technology ..................................................   8.98     to     11.70        8.82      to     11.45
All Asset Allocation (e) .............................................  12.07     to     22.13       11.48      to     21.20
AXA Aggressive Allocation (t) ........................................                      --                            --
AXA Conservative Allocation (t) ......................................                      --                            --
AXA Conservative-Plus Allocation (t) .................................                      --                            --
AXA Moderate Allocation (t) ..........................................                      --                            --
AXA Moderate-Plus Allocation (t) .....................................                      --                            --
Dreyfus Stock Index Fund, Inc. .......................................   8.79     to     14.82        8.46      to     14.16
EQ/AllianceBernstein Common Stock (t) (x) ............................                      --                            --
EQ/AllianceBernstein Intermediate Government Securities (as) .........                      --                            --
EQ/AllianceBernstein International (r) (t) ...........................                      --                            --
EQ/AllianceBernstein Large Cap Growth (t) ............................                      --                            --
EQ/AllianceBernstein Quality Bond (t) ................................                      --                            --
EQ/AllianceBernstein Small Cap Growth (t) (y) ........................                      --                            --
EQ/AllianceBernstein Value (t) (z) (ae) ..............................                      --                            --
EQ/Ariel Appreciation II (t) .........................................                      --                            --
EQ/AXA Rosenberg Value Long/Short Equity (as) ........................                      --                            --
EQ/BlackRock Basic Value Equity (t) (af) .............................                      --                            --
EQ/BlackRock International Value (j) (t) .............................                      --                            --
EQ/Bond Index ........................................................  14.50     to     16.41       14.37      to     16.39
EQ/Boston Advisors Equity Income (a) (ag) ............................  11.86     to     13.80       11.25      to     13.04
EQ/Calvert Socially Responsible (c) (i) ..............................                   10.43                            --
EQ/Capital Guardian Growth (t) (ah) ..................................                      --                            --
EQ/Capital Guardian Research (d) (v) (ai) (aj) .......................                   10.39                            --
EQ/Caywood-Scholl High Yield Bond ....................................  16.42     to     20.58       15.98      to     20.19
EQ/Equity 500 Index (t) ..............................................                      --                            --
EQ/Evergreen International Bond (t) ..................................                      --                            --
EQ/Evergreen Omega (t) ...............................................                      --                            --
EQ/FI Mid Cap (n) (t) (ak) ...........................................                      --                            --
EQ/GAMCO Mergers and Acquisitions ....................................                      --                            --
EQ/GAMCO Small Company Value .........................................  26.00     to     39.58       24.92      to     38.22
EQ/Government Securities .............................................  13.88     to     15.49       13.70      to     15.41
EQ/International Growth ..............................................  11.12     to     16.17        9.84      to     14.42
EQ/JPMorgan Core Bond (o) (t) (al) (am) ..............................                      --                            --
EQ/JPMorgan Value Opportunities (t) ..................................                      --                            --
EQ/Legg Mason Value Equity (t) .......................................                      --                            --
EQ/Long Term Bond ....................................................  16.60     to     21.28       16.11      to     20.81
EQ/Lord Abbett Growth and Income (l) (t) .............................                      --                            --
EQ/Lord Abbett Large Cap Core (t) ....................................                      --                            --
EQ/Lord Abbett Mid Cap Value (m) (t) .................................                      --                            --

                                                                                    At December 31,
                                                                       ------------------------------------------
                                                                                       Net Assets
                                                                                         (000)
                                                                       ------------------------------------------
                                                                          2007       2006       2005       2004
                                                                       ---------- ---------- ---------- ---------
AIM V.I. Financial Services ..........................................   $295       $365       $321       $275
AIM V.I. Global Health Care ..........................................    810        725        686        540
AIM V.I. Technology ..................................................    200        175        166        100
All Asset Allocation (e) ............................................. 94,408     98,759     97,622     98,455
AXA Aggressive Allocation (t) ........................................  4,233        242         --         --
AXA Conservative Allocation (t) ......................................    135          1         --         --
AXA Conservative-Plus Allocation (t) .................................    633          7         --         --
AXA Moderate Allocation (t) ..........................................  4,417        244         --         --
AXA Moderate-Plus Allocation (t) ..................................... 13,149        610         --         --
Dreyfus Stock Index Fund, Inc. ....................................... 64,956     77,325     63,901     65,313
EQ/AllianceBernstein Common Stock (t) (x) ............................  1,199         46         --         --
EQ/AllianceBernstein Intermediate Government Securities (as) .........     71         --         --         --
EQ/AllianceBernstein International (r) (t) ...........................  3,947      6,526         --         --
EQ/AllianceBernstein Large Cap Growth (t) ............................    102          2         --         --
EQ/AllianceBernstein Quality Bond (t) ................................    124          4         --         --
EQ/AllianceBernstein Small Cap Growth (t) (y) ........................    977          9         --         --
EQ/AllianceBernstein Value (t) (z) (ae) .............................. 13,308         97         --         --
EQ/Ariel Appreciation II (t) .........................................     17          0         --         --
EQ/AXA Rosenberg Value Long/Short Equity (as) ........................     17         --         --         --
EQ/BlackRock Basic Value Equity (t) (af) .............................  1,188         14         --         --
EQ/BlackRock International Value (j) (t) ............................. 12,274     11,357         --         --
EQ/Bond Index ........................................................  4,990      6,789      7,601     12,739
EQ/Boston Advisors Equity Income (a) (ag) ............................ 36,559     12,264     10,258      8,021
EQ/Calvert Socially Responsible (c) (i) ..............................  2,111      1,869        264         --
EQ/Capital Guardian Growth (t) (ah) ..................................  7,763         19         --         --
EQ/Capital Guardian Research (d) (v) (ai) (aj) .......................  5,194      2,098      1,965         --
EQ/Caywood-Scholl High Yield Bond .................................... 11,510     12,329     13,373     15,317
EQ/Equity 500 Index (t) ..............................................    912         16         --         --
EQ/Evergreen International Bond (t) ..................................     96         10         --         --
EQ/Evergreen Omega (t) ...............................................     26         --         --         --
EQ/FI Mid Cap (n) (t) (ak) ...........................................  4,010      2,867         --         --
EQ/GAMCO Mergers and Acquisitions ....................................    178         20         --         --
EQ/GAMCO Small Company Value ......................................... 82,005     83,200     76,140     77,649
EQ/Government Securities ............................................. 11,604     12,232     13,837     14,401
EQ/International Growth .............................................. 24,711     21,606     16,641     14,930
EQ/JPMorgan Core Bond (o) (t) (al) (am) .............................. 34,384     14,462         --         --
EQ/JPMorgan Value Opportunities (t) ..................................     71          3         --         --
EQ/Legg Mason Value Equity (t) .......................................     76         10         --         --
EQ/Long Term Bond ....................................................  9,058     10,331     10,858     15,886
EQ/Lord Abbett Growth and Income (l) (t) .............................  7,917      7,381         --         --
EQ/Lord Abbett Large Cap Core (t) ....................................     34          2         --         --
EQ/Lord Abbett Mid Cap Value (m) (t) ................................. 15,001     15,527         --         --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

                                                                                     At December 31,
                                                        ----------------------------------------------------------------------------
                                                                             Units                              Unit Value
                                                                           Outstanding                       Lowest to Highest
                                                        ----------------------------------------------- ----------------------------
                                                            2007        2006        2005        2004                2007
                                                        ----------- ----------- ----------- ----------- ----------------------------
EQ/Marsico Focus (f) ..................................   957,530   1,050,337   1,088,339          --   $13.03        to    $187.95
EQ/Money Market (g) (q) ............................... 4,660,253   5,079,812   3,862,670          --    10.92        to      11.12
EQ/Montag & Caldwell Growth (h) ....................... 4,939,826   5,252,258   5,534,304   5,380,978    10.12        to      10.67
EQ/PIMCO Real Return ..................................   309,572     673,529   1,398,700   2,719,913    12.97        to      13.13
EQ/Short Duration Bond (p) ............................    46,799     211,419      19,264      11,608    11.14        to      14.80
EQ/Small Company Index (t) (an) .......................   562,134         193          --          --    17.38        to     171.06
EQ/T. Rowe Price Growth Stock (u) ..................... 2,872,427   3,151,474   3,551,201   3,655,546    13.89        to      23.88
EQ/UBS Growth and Income .............................. 1,578,496   1,671,667   1,750,657   1,719,600    11.10        to     137.92
EQ/Van Kampen Comstock (t) ............................       501          56          --          --                        118.91
EQ/Van Kampen Emerging Markets Equity (t) (s) .........    48,048      43,675          --          --    39.42        to     304.02
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............   796,240          11          --          --    12.29        to     166.98
EQ/Van Kampen Real Estate (ab) (at) ...................   331,584          --          --          --    22.38        to      83.44
Fidelity VIP Asset Manager ............................    14,985      12,798      15,149     423,053                         13.74
Fidelity VIP Contrafund (R)(ac) (ad) .................. 2,888,470   2,328,768   2,355,687   1,993,257    16.12        to      17.96
Fidelity VIP Growth and Income ........................   146,987      97,655     110,223     926,910                         13.15
Franklin Income Securities (ap) (aq) (ar) .............   868,311      91,299      81,801      28,819     9.99        to      15.75
Franklin Rising Dividends Securities ..................    39,654      40,481      31,384      19,473                         14.64
Franklin Zero Coupon 2010 .............................     9,493       9,020       7,726       3,856                         11.86
Janus Aspen Series Balanced ...........................   625,165     645,782     654,547     618,943    14.22        to      14.74
Janus Aspen Series Forty .............................. 1,929,057   2,127,930   2,185,203   1,556,906    12.32        to      12.92
Janus Aspen Series International Growth ...............   555,876     651,565     625,261     430,237    23.39        to      31.04
Janus Aspen Series Mid Cap Growth ..................... 1,776,494   2,083,663   2,224,752   2,014,622     8.52        to      13.75
Janus Aspen Series Mid Cap Value ......................   208,859     153,489     170,022     158,728                         16.01
Janus Aspen Series Worldwide Growth ................... 1,673,999   1,740,735   1,851,821   2,478,108     7.85        to      10.01
MarketPLUS International Core (t) .....................       615          15          --          --                        171.65
MarketPLUS Large Cap Core (t) .........................       123           6          --          --                        116.64
MarketPLUS Large Cap Growth (t) .......................       640          34          --          --                        198.96
MarketPLUS Mid Cap Value (t) ..........................     1,590         162          --          --                        196.96
MFS(R) Utilities ......................................    80,073      80,528      68,386      42,638    28.47        to      31.68
Multimanager Aggressive Equity (t) ....................       418          81          --          --                        101.51
Multimanager Core Bond (t) ............................     1,527         178          --          --                        130.81
Multimanager Health Care (t) ..........................       790           9          --          --                        140.94
Multimanager High Yield (k) (t) .......................    98,629      94,562          --          --    14.76        to     138.09
Multimanager International Equity (t) .................       950          34          --          --                        264.21
Multimanager Large Cap Core Equity (t) ................       250          25          --          --                        172.31
Multimanager Large Cap Growth (t) .....................     1,096          59          --          --                        156.43
Multimanager Large Cap Value (t) ......................     1,658         206          --          --                        193.37
Multimanager Mid Cap Growth (t) .......................       505          27          --          --                        202.77
Multimanager Mid Cap Value (t) ........................       798         103          --          --                        149.14
Multimanager Small Cap Growth (w) ..................... 1,027,039   1,096,115   1,135,402   1,115,750    12.53        to      13.70
Multimanager Small Cap Value (t) ......................       490          16                                                207.32
Mulitmanager Technology (t) ...........................       790          24          --          --                        217.54

                                                                              At December 31,
                                                        ----------------------------------------------------------
                                                                                 Unit Value
                                                                             Lowest to Highest
                                                        ----------------------------------------------------------
                                                                     2006                           2005
                                                        ----------------------------      ------------------------
EQ/Marsico Focus (f) ..................................     $11.51     to    $164.80      $10.60     to    $10.62
EQ/Money Market (g) (q) ...............................      10.48     to      10.59       10.09     to     10.11
EQ/Montag & Caldwell Growth (h) .......................       8.44     to       8.83        7.88     to      8.19
EQ/PIMCO Real Return ..................................      11.68     to      11.78       11.67     to     11.73
EQ/Short Duration Bond (p) ............................      10.61     to      14.02                        10.25
EQ/Small Company Index (t) (an) .......................                       174.25                           --
EQ/T. Rowe Price Growth Stock (u) .....................      12.96     to      22.44       13.49     to     23.54
EQ/UBS Growth and Income ..............................      11.06     to     136.33        9.76     to     12.50
EQ/Van Kampen Comstock (t) ............................                       121.96                           --
EQ/Van Kampen Emerging Markets Equity (t) (s) .........      27.78     to     214.07                           --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............                       136.41                           --
EQ/Van Kampen Real Estate (ab) (at) ...................                           --                           --
Fidelity VIP Asset Manager ............................                        11.89                        11.08
Fidelity VIP Contrafund (R)(ac) (ad) ..................      13.82     to      15.27       12.48     to     13.67
Fidelity VIP Growth and Income ........................                        11.73                        10.36
Franklin Income Securities (ap) (aq) (ar) .............                        15.24                        12.93
Franklin Rising Dividends Securities ..................                        15.09                        12.93
Franklin Zero Coupon 2010 .............................                        10.98                        10.76
Janus Aspen Series Balanced ...........................      12.96     to      13.38       11.79     to     12.13
Janus Aspen Series Forty ..............................       9.06     to       9.43        8.35     to      8.62
Janus Aspen Series International Growth ...............      18.23     to      24.33       12.40     to     16.65
Janus Aspen Series Mid Cap Growth .....................       6.98     to      11.35        6.15     to     10.07
Janus Aspen Series Mid Cap Value ......................                        14.93                        12.98
Janus Aspen Series Worldwide Growth ...................       7.22     to       9.13        6.15     to      7.72
MarketPLUS International Core (t) .....................                       148.97                           --
MarketPLUS Large Cap Core (t) .........................                       112.28                           --
MarketPLUS Large Cap Growth (t) .......................                       172.08                           --
MarketPLUS Mid Cap Value (t) ..........................                       200.16                           --
MFS(R) Utilities ......................................      22.34     to      24.77       17.08     to     18.87
Multimanager Aggressive Equity (t) ....................                        91.14                           --
Multimanager Core Bond (t) ............................                       123.10                           --
Multimanager Health Care (t) ..........................                       129.34                           --
Multimanager High Yield (k) (t) .......................      14.32     to     133.89                           --
Multimanager International Equity (t) .................                       235.00                           --
Multimanager Large Cap Core Equity (t) ................                       164.10                           --
Multimanager Large Cap Growth (t) .....................                       140.62                           --
Multimanager Large Cap Value (t) ......................                       186.58                           --
Multimanager Mid Cap Growth (t) .......................                       181.19                           --
Multimanager Mid Cap Value (t) ........................                       149.00                           --
Multimanager Small Cap Growth (w) .....................      12.18     to      13.21       11.13     to     11.98
Multimanager Small Cap Value (t) ......................                       229.95
Mulitmanager Technology (t) ...........................                       184.01                           --

                                                                                 At December 31,
                                                        -----------------------------------------------------------------
                                                               Unit Value                       Net Assets
                                                           Lowest to Highest                      (000)
                                                        ------------------------ ----------------------------------------
                                                                  2004              2007       2006       2005      2004
                                                        ------------------------ ---------- ---------- ---------- -------
EQ/Marsico Focus (f) ..................................                  --      $13,369    $12,186    $11,550        --
EQ/Money Market (g) (q) ...............................                  --       52,636     54,255     39,050        --
EQ/Montag & Caldwell Growth (h) .......................  7.53    to     7.76      62,655     55,109     53,947    48,368
EQ/PIMCO Real Return .................................. 11.62    to    11.64       4,140      7,933     16,406    31,671
EQ/Short Duration Bond (p) ............................                10.14         684      2,914        197       118
EQ/Small Company Index (t) (an) .......................                  --        6,166         33         --        --
EQ/T. Rowe Price Growth Stock (u) ..................... 12.98    to    22.82      51,422     52,829     61,940    62,403
EQ/UBS Growth and Income ..............................  9.03    to    11.51      21,376     22,392     20,591    18,615
EQ/Van Kampen Comstock (t) ............................                  --           60          7         --        --
EQ/Van Kampen Emerging Markets Equity (t) (s) .........                  --        3,093      1,345         --        --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............                  --       12,622          1         --        --
EQ/Van Kampen Real Estate (ab) (at) ...................                  --        7,856         --         --        --
Fidelity VIP Asset Manager ............................                10.65         206        152        168     4,506
Fidelity VIP Contrafund (R)(ac) (ad) .................. 10.76    to    11.69      51,385     35,263     32,046    23,289
Fidelity VIP Growth and Income ........................                 9.63       1,933      1,145      1,142     8,922
Franklin Income Securities (ap) (aq) (ar) .............                12.77      10,844      1,391      1,058       368
Franklin Rising Dividends Securities ..................                12.55         580        611        406       244
Franklin Zero Coupon 2010 .............................                10.66         113         99         83        41
Janus Aspen Series Balanced ........................... 11.01    to    11.28       9,151      8,588      7,894     6,949
Janus Aspen Series Forty ..............................  7.45    to     7.64      27,804     22,225     20,817    13,575
Janus Aspen Series International Growth ...............  9.37    to    12.67      14,592     13,185      8,559     4,517
Janus Aspen Series Mid Cap Growth .....................  5.47    to     9.03      17,758     16,816     15,749    12,850
Janus Aspen Series Mid Cap Value ......................                11.80       3,343      2,291      2,207     1,873
Janus Aspen Series Worldwide Growth ...................  5.85    to     7.29      16,486     15,712     14,127    17,958
MarketPLUS International Core (t) .....................                  --          106          2         --        --
MarketPLUS Large Cap Core (t) .........................                  --           14          1         --        --
MarketPLUS Large Cap Growth (t) .......................                  --          127          6         --        --
MarketPLUS Mid Cap Value (t) ..........................                  --          313         32         --        --
MFS(R) Utilities ...................................... 14.67    to    16.15       2,422      1,913      1,237       660
Multimanager Aggressive Equity (t) ....................                  --           42          7         --        --
Multimanager Core Bond (t) ............................                  --          200         22         --        --
Multimanager Health Care (t) ..........................                  --          111          1         --        --
Multimanager High Yield (k) (t) .......................                  --        1,932      1,455         --        --
Multimanager International Equity (t) .................                  --          251          8         --        --
Multimanager Large Cap Core Equity (t) ................                  --           43          4         --        --
Multimanager Large Cap Growth (t) .....................                  --          171          8         --        --
Multimanager Large Cap Value (t) ......................                  --          320         39         --        --
Multimanager Mid Cap Growth (t) .......................                  --          102          5         --        --
Multimanager Mid Cap Value (t) ........................                  --          119         15         --        --
Multimanager Small Cap Growth (w) ..................... 10.42    to    11.14      17,055     17,426     16,375    15,085
Multimanager Small Cap Value (t) ......................                              102          4
Mulitmanager Technology (t) ...........................                  --          172          4         --        --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

                                                                       At December 31,
                                             -------------------------------------------------------------------
                                                              Units                          Unit Value
                                                           Outstanding                    Lowest to Highest
                                             --------------------------------------- ---------------------------
                                                2007      2006      2005      2004              2007
                                             --------- --------- --------- --------- ---------------------------
Oppenheimer Global Securities ..............   98,572    94,092    77,121    44,146                     $21.15
PIMCO Global Bond (Unhedged) ...............  177,748   173,114   158,504   144,303                      16.02
PIMCO StocksPLUS Growth and Income .........  312,622   311,144   295,358   252,393                      15.43
UIF Emerging Markets Debt ..................   25,554    25,575    27,550    29,344                      19.23
UIF Global Value Equity ....................  117,454   113,258   115,994    99,064     15.84    to      19.05
Van Eck Worldwide Bond .....................    7,400    18,401    40,113    33,995                      17.60
Van Eck Worldwide Emerging Markets .........  229,915   268,288   297,777    77,227                      25.32
Van Eck Worldwide Hard Assets ..............   25,882    43,644    78,517    43,129                      47.84

                                                                      At December 31,
                                             ----------------------------------------------------------------------
                                                                         Unit Value
                                                                     Lowest to Highest
                                             ----------------------------------------------------------------------
                                                     2006                   2005                   2004
                                             -------------------  ----------------------  -------------------------
Oppenheimer Global Securities ..............              $20.01                  $17.11                  $15.05
PIMCO Global Bond (Unhedged) ...............               14.65                   14.05                   15.10
PIMCO StocksPLUS Growth and Income .........               14.47                   12.65                   12.27
UIF Emerging Markets Debt ..................               18.05                   16.29                   14.51
UIF Global Value Equity ....................  14.86   to   17.92      12.26   to   13.01      11.58   to   12.34
Van Eck Worldwide Bond .....................               16.04                   15.07                   15.54
Van Eck Worldwide Emerging Markets .........               18.40                   13.19                    9.99
Van Eck Worldwide Hard Assets ..............               32.91                   26.44                   17.43

                                                          At December 31,
                                             ---------------------------------------
                                                            Net Assets
                                                              (000)
                                             ---------------------------------------
                                                2007      2006      2005      2004
                                             --------- --------- --------- ---------
Oppenheimer Global Securities .............. $2,085    $1,882    $1,319    $664
PIMCO Global Bond (Unhedged) ...............  2,801     2,495     2,189    2,138
PIMCO StocksPLUS Growth and Income .........  4,745     4,430     3,676    3,047
UIF Emerging Markets Debt ..................    491       462       449      426
UIF Global Value Equity ....................  1,896     1,719     1,452    1,172
Van Eck Worldwide Bond .....................    130       295       604      528
Van Eck Worldwide Emerging Markets .........  5,821     4,936     3,927      772
Van Eck Worldwide Hard Assets ..............  1,238     1,437     2,076      752

-------

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b) Units were made available for sale on September 9, 2005.
(c)  EQ/Calvert Socially Responsible was substituted for EQ/Enterprise
     Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g)  EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
     2005.
(h) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(j) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006. (See Note 5)
(k)  Multimanager High Yield was substituted for Lord Abbett Bond
     Debenture on November 3, 2006. (See Note 5)
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(n) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(o) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)
(p) EQ/Short Duration Bond was substituted for T. Rowe Price Limited-Term Bond on November 3, 2006. (See Note 5)
(q) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006. (See Note 5)
(r) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006. (See Note 5)
(s) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(t)  Units were made available for sale on September 8, 2006.
(u) EQ/T.Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007. (See Note 5)
(v)  EQ/Capital Guardian Research was substituted for EQ/Capital Guardian
     U.S. Equity on July 6, 2007. (See Note 5)
(w) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007. (See Note 5)
(x) EQ/AllianceBernstein Common Stock was substituted for Dreyfus VIF Appreciation on August 17, 2007. (See Note 5)
(y) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)
(z) EQ/AllianceBernstein Value was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007. (See Note 5)
(aa) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007 (See Note 5)
(ab) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)
(ac) Fidelity VIP Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)
(ad) Fidelity VIP Contrafund(R) was substituted for UIF Equity Growth on August 17, 2007. (See Note 5)
(ae) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

(af) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)
(ag) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007. (See Note 5)
(ah) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007. (See Note 5)
(ai) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)
(aj) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)
(ak) EQ/FI Mid Cap was substituted for AIM V.I. MidCap Core Equity on November 16, 2007. (See Note 5)
(al) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)
(am) EQ/JPMorgan Core Bond was substituted for UIF Core Plus Fixed Income on November 16, 2007. (See Note 5)
(an) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)
(ao) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)
(ap) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)
(aq) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)
(ar) Franklin Income Securities was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007. (See Note 5)
(as) Units were made available for sale on April 27, 2007.
(at) Units were made available for sale on August 17, 2007.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

                                                                           For the period ended December 31,
                                                         ---------------------------------------------------------------------
                                                                         Investment                       Expense Ratio**
                                                                           Income                            Lowest to
                                                                           Ratio*                             Highest
                                                         ------------------------------------------- -------------------------
                                                            2007       2006       2005       2004              2007
                                                         ---------- ---------- ---------- ---------- -------------------------
AIM V.I. Financial Services ............................    1.79%      1.66%     1.49%       0.84%     0.00      to     0.35%
AIM V.I. Global Health Care ............................     --         --         --         --       0.00      to     0.35
AIM V.I. Technology ....................................     --         --         --         --       0.00      to     0.35
All Asset Allocation (e) ...............................    3.54       2.80      2.82        2.86      0.00      to     0.75
AXA Aggressive Allocation (t) ..........................    4.95       8.78        --         --       0.00      to     0.75
AXA Conservative Allocation(t) .........................    8.06       1.19        --         --       0.00      to     0.75
AXA Conservative-Plus Allocation (t) ...................    7.25      17.16        --         --       0.00      to     0.75
AXA Moderate Allocation (t) ............................    7.01      10.12        --         --       0.00      to     0.75
AXA Moderate-Plus Allocation (t) .......................    5.52       9.44        --         --       0.00      to     0.75
Dreyfus Stock Index Fund, Inc. .........................    1.68       1.69      1.61        1.84      0.00      to     0.75
EQ/AllianceBernstein Common Stock (t) (x) ..............    2.23       3.68        --         --                        0.00
EQ/AllianceBernstein Intermediate Government
Securities (as) ........................................   12.26        --         --         --                        0.00
EQ/AllianceBernstein International (r) (t) .............    1.19       1.32        --         --                        0.00
EQ/AllianceBernstein Large Cap Growth (t) ..............     --         --         --         --                        0.00
EQ/AllianceBernstein Quality Bond (t) ..................   10.47       1.30        --         --                        0.00
EQ/AllianceBernstein Small Cap Growth (t) (y) ..........     --         --         --         --       0.00      to     0.35
EQ/AllianceBernstein Value (t) (z) (ae) ................   16.16       4.36        --                  0.00      to     0.35
EQ/Ariel Appreciation II (t) ...........................    0.92       1.89        --         --                        0.00
EQ/AXA Rosenberg Value Long/Short Equity (as) ..........    5.13        --         --         --                        0.00
EQ/BlackRock Basic Value Equity (t) (af) ...............    4.69       4.29        --         --       0.00      to     0.35
EQ/BlackRock International Value (j) (t) ...............    2.19       1.62        --         --                        0.00
EQ/Bond Index ..........................................    3.94       4.37      3.08        9.75      0.00      to     0.75
EQ/Boston Advisors Equity Income (a) (ag) ..............    4.67       1.83      1.40        2.64      0.00      to     0.75
EQ/Calvert Socially Responsible (c) (i) ................    0.45        --         --         --       0.00      to     0.75
EQ/Capital Guardian Growth (t) (ah) ....................     --        0.17        --         --                        0.00
EQ/Capital Guardian Research (d) (v) (ai) (aj) .........    2.53       0.83      0.70         --       0.00      to     0.75
EQ/Caywood-Scholl High Yield Bond ......................    6.34       5.43      5.30       12.01      0.00      to     0.75
EQ/Equity 500 Index (t) ................................    2.67       5.16        --         --                        0.00
EQ/Evergreen International Bond (t) ....................    4.33       0.20        --         --                        0.00
EQ/Evergreen Omega (t) .................................     --         --         --         --                        0.00
EQ/FI Mid Cap (n) (t) (ak) .............................     --        0.26        --         --       0.00      to     0.35
EQ/GAMCO Mergers and Acquisitions ......................    1.06       8.41        --         --                        0.00
EQ/GAMCO Small Company Value ...........................    0.41       0.85      0.42        0.02      0.00      to     0.75
EQ/Government Securities ...............................    4.60       4.48      3.61        6.00      0.00      to     0.75
EQ/International Growth ................................    0.53       0.80      1.51        1.18      0.00      to     0.75
EQ/JPMorgan Core Bond (o) (t) (al) (am) ................   10.85       4.49        --         --       0.00      to     0.35
EQ/JPMorgan Value Opportunities (t) ....................    3.02       7.22        --         --                        0.00
EQ/Legg Mason Value Equity (t) .........................     --         --         --         --                        0.00
EQ/Long Term Bond ......................................    3.71       4.11      1.46       10.57      0.00      to     0.75
EQ/Lord Abbett Growth and Income (l) (t) ...............    1.37       0.79        --         --       0.00      to     0.35
EQ/Lord Abbett Large Cap Core (t) ......................    1.76       3.14        --         --                        0.00

                                                                  For the period ended December 31,
                                                         ----------------------------------------------------
                                                                           Expense Ratio**
                                                                              Lowest to
                                                                               Highest
                                                         ----------------------------------------------------
                                                                   2006                      2005
                                                         ------------------------- -------------------------
AIM V.I. Financial Services ............................   0.00     to    0.35%      0.00     to    0.35%
AIM V.I. Global Health Care ............................   0.00     to    0.35       0.00     to    0.35
AIM V.I. Technology ....................................   0.00     to    0.35       0.00     to    0.35
All Asset Allocation (e) ...............................   0.00     to    0.75       0.00     to    0.75
AXA Aggressive Allocation (t) ..........................                    --                        --
AXA Conservative Allocation(t) .........................                    --                        --
AXA Conservative-Plus Allocation (t) ...................                    --                        --
AXA Moderate Allocation (t) ............................                    --                        --
AXA Moderate-Plus Allocation (t) .......................                    --                        --
Dreyfus Stock Index Fund, Inc. .........................   0.00     to    0.75       0.00     to    0.75
EQ/AllianceBernstein Common Stock (t) (x) ..............                    --                        --
EQ/AllianceBernstein Intermediate Government
Securities (as) ........................................                    --                        --
EQ/AllianceBernstein International (r) (t) .............                    --                        --
EQ/AllianceBernstein Large Cap Growth (t) ..............                    --                        --
EQ/AllianceBernstein Quality Bond (t) ..................                    --                        --
EQ/AllianceBernstein Small Cap Growth (t) (y) ..........                    --                        --
EQ/AllianceBernstein Value (t) (z) (ae) ................                    --                        --
EQ/Ariel Appreciation II (t) ...........................                    --                        --
EQ/AXA Rosenberg Value Long/Short Equity (as) ..........                    --                        --
EQ/BlackRock Basic Value Equity (t) (af) ...............                    --                        --
EQ/BlackRock International Value (j) (t) ...............                    --                        --
EQ/Bond Index ..........................................   0.00     to    0.75       0.00     to    0.75
EQ/Boston Advisors Equity Income (a) (ag) ..............   0.00     to    0.75       0.35     to    0.75
EQ/Calvert Socially Responsible (c) (i) ................   0.00     to    0.75                      0.35
EQ/Capital Guardian Growth (t) (ah) ....................                    --                        --
EQ/Capital Guardian Research (d) (v) (ai) (aj) .........   0.00     to    0.60                      0.60
EQ/Caywood-Scholl High Yield Bond ......................   0.00     to    0.75       0.00     to    0.75
EQ/Equity 500 Index (t) ................................                    --                        --
EQ/Evergreen International Bond (t) ....................                    --                        --
EQ/Evergreen Omega (t) .................................                    --                        --
EQ/FI Mid Cap (n) (t) (ak) .............................   0.00     to    0.35                        --
EQ/GAMCO Mergers and Acquisitions ......................                    --                        --
EQ/GAMCO Small Company Value ...........................   0.00     to    0.75       0.00     to    0.75
EQ/Government Securities ...............................   0.00     to    0.75       0.00     to    0.75
EQ/International Growth ................................   0.00     to    0.75       0.00     to    0.75
EQ/JPMorgan Core Bond (o) (t) (al) (am) ................   0.00     to    0.35                        --
EQ/JPMorgan Value Opportunities (t) ....................                    --
EQ/Legg Mason Value Equity (t) .........................                    --                        --
EQ/Long Term Bond ......................................   0.00     to    0.75       0.00     to    0.75
EQ/Lord Abbett Growth and Income (l) (t) ...............   0.00     to    0.35                        --
EQ/Lord Abbett Large Cap Core (t) ......................                    --                        --


                                                            For the period ended
                                                                 December 31,
                                                         --------------------------
                                                              Expense Ratio**
                                                                 Lowest to
                                                                  Highest
                                                         -------------------------
                                                                   2004
                                                         -------------------------
AIM V.I. Financial Services ............................    0.00     to    0.35%
AIM V.I. Global Health Care ............................    0.00     to    0.35
AIM V.I. Technology ....................................    0.00     to    0.35
All Asset Allocation (e) ...............................    0.00     to    0.75
AXA Aggressive Allocation (t) ..........................                     --
AXA Conservative Allocation(t) .........................                     --
AXA Conservative-Plus Allocation (t) ...................                     --
AXA Moderate Allocation (t) ............................                     --
AXA Moderate-Plus Allocation (t) .......................                     --
Dreyfus Stock Index Fund, Inc. .........................    0.00     to    0.75
EQ/AllianceBernstein Common Stock (t) (x) ..............                     --
EQ/AllianceBernstein Intermediate Government
Securities (as) ........................................                     --
EQ/AllianceBernstein International (r) (t) .............                     --
EQ/AllianceBernstein Large Cap Growth (t) ..............                     --
EQ/AllianceBernstein Quality Bond (t) ..................                     --
EQ/AllianceBernstein Small Cap Growth (t) (y) ..........                     --
EQ/AllianceBernstein Value (t) (z) (ae) ................                     --
EQ/Ariel Appreciation II (t) ...........................                     --
EQ/AXA Rosenberg Value Long/Short Equity (as) ..........                     --
EQ/BlackRock Basic Value Equity (t) (af) ...............                     --
EQ/BlackRock International Value (j) (t) ...............                     --
EQ/Bond Index ..........................................    0.00     to    0.75
EQ/Boston Advisors Equity Income (a) (ag) ..............    0.35     to    0.75
EQ/Calvert Socially Responsible (c) (i) ................                     --
EQ/Capital Guardian Growth (t) (ah) ....................                     --
EQ/Capital Guardian Research (d) (v) (ai) (aj) .........                     --
EQ/Caywood-Scholl High Yield Bond ......................    0.00     to    0.75
EQ/Equity 500 Index (t) ................................                     --
EQ/Evergreen International Bond (t) ....................                     --
EQ/Evergreen Omega (t) .................................                     --
EQ/FI Mid Cap (n) (t) (ak) .............................                     --
EQ/GAMCO Mergers and Acquisitions ......................                     --
EQ/GAMCO Small Company Value ...........................    0.00     to    0.75
EQ/Government Securities ...............................    0.00     to    0.75
EQ/International Growth ................................    0.00     to    0.75
EQ/JPMorgan Core Bond (o) (t) (al) (am) ................                     --
EQ/JPMorgan Value Opportunities (t) ....................
EQ/Legg Mason Value Equity (t) .........................                     --
EQ/Long Term Bond ......................................    0.00     to    0.75
EQ/Lord Abbett Growth and Income (l) (t) ...............                     --
EQ/Lord Abbett Large Cap Core (t) ......................                     --

                                                                       For the period ended December 31,
                                                         ---------------------------------------------------------
                                                                               Total Return***
                                                                                  Lowest to
                                                                                   Highest
                                                         ---------------------------------------------------------
                                                                      2007                        2006
                                                         ------------------------------  -------------------------
AIM V.I. Financial Services ............................  (22.49%)     to    (22.23%)     16.07    to     16.39%
AIM V.I. Global Health Care ............................    11.50      to      11.85       4.85    to      5.21
AIM V.I. Technology ....................................     7.33      to       7.68      10.13    to     10.51
All Asset Allocation (e) ...............................     3.77      to       4.52       9.35    to     10.19
AXA Aggressive Allocation (t) ..........................  ( 2.31)      to       6.17                      11.05
AXA Conservative Allocation(t) .........................     3.25      to       5.80                       3.91
AXA Conservative-Plus Allocation (t) ...................     1.31      to       5.49                       5.83
AXA Moderate Allocation (t) ............................     0.88      to       6.27                       7.08
AXA Moderate-Plus Allocation (t) .......................  ( 0.53)      to       6.39                       8.97
Dreyfus Stock Index Fund, Inc. .........................     4.45      to       5.26      14.68    to     15.52
EQ/AllianceBernstein Common Stock (t) (x) ..............                        3.49                      11.21
EQ/AllianceBernstein Intermediate Government
Securities (as) ........................................                        5.19                         --
EQ/AllianceBernstein International (r) (t) .............                       11.99                       5.72
EQ/AllianceBernstein Large Cap Growth (t) ..............                       13.99                       7.80
EQ/AllianceBernstein Quality Bond (t) ..................                        4.54                       1.89
EQ/AllianceBernstein Small Cap Growth (t) (y) ..........     5.57      to      16.69                      11.71
EQ/AllianceBernstein Value (t) (z) (ae) ................  ( 4.45)      to    ( 0.22)                      10.86
EQ/Ariel Appreciation II (t) ...........................                     ( 1.18)                      11.75
EQ/AXA Rosenberg Value Long/Short Equity (as) ..........                        1.56                         --
EQ/BlackRock Basic Value Equity (t) (af) ...............     0.23      to       1.18                      11.58
EQ/BlackRock International Value (j) (t) ...............                       10.46                       4.01
EQ/Bond Index ..........................................     5.86      to       6.65       3.11    to      3.86
EQ/Boston Advisors Equity Income (a) (ag) ..............     2.92      to       3.70       9.94    to     15.18
EQ/Calvert Socially Responsible (c) (i) ................    11.60      to      12.13       1.18    to      8.08
EQ/Capital Guardian Growth (t) (ah) ....................                        5.48                       7.63
EQ/Capital Guardian Research (d) (v) (ai) (aj) .........  ( 1.36)      to       1.66       7.07    to     11.65
EQ/Caywood-Scholl High Yield Bond ......................     2.01      to       2.82       7.19    to      7.92
EQ/Equity 500 Index (t) ................................                        4.95                       9.60
EQ/Evergreen International Bond (t) ....................                        9.31                       2.59
EQ/Evergreen Omega (t) .................................                       11.33                      10.49
EQ/FI Mid Cap (n) (t) (ak) .............................     7.92      to       8.03       2.79    to     12.72
EQ/GAMCO Mergers and Acquisitions ......................                        3.43                       5.46
EQ/GAMCO Small Company Value ...........................     8.47      to       9.29      17.94    to     18.85
EQ/Government Securities ...............................     5.93      to       6.67       2.84    to      3.67
EQ/International Growth ................................    15.35      to      16.19      24.74    to     25.63
EQ/JPMorgan Core Bond (o) (t) (al) (am) ................     2.96      to       3.11       0.30    to      2.04
EQ/JPMorgan Value Opportunities (t) ....................                     ( 1.21)                      11.15
EQ/Legg Mason Value Equity (t) .........................                     ( 5.93)                      13.62
EQ/Long Term Bond ......................................     6.84      to       7.64       1.32    to      2.11
EQ/Lord Abbett Growth and Income (l) (t) ...............     3.37      to       3.48       3.22    to      7.23
EQ/Lord Abbett Large Cap Core (t) ......................                       10.68                       6.46

                                                               For the period ended December 31,
                                                         ----------------------------------------------
                                                                         Total Return***
                                                                            Lowest to
                                                                             Highest
                                                         ----------------------------------------------
                                                                  2005                    2004
                                                         ----------------------  ----------------------
AIM V.I. Financial Services ............................    5.49   to    5.93%      8.34    to     8.68%
AIM V.I. Global Health Care ............................    7.75   to    8.21       7.15    to     7.54
AIM V.I. Technology ....................................    1.81   to    2.18       6.65    to     7.01
All Asset Allocation (e) ...............................    4.39   to    5.14       7.72    to     8.61
AXA Aggressive Allocation (t) ..........................                  --                        --
AXA Conservative Allocation(t) .........................                  --                        --
AXA Conservative-Plus Allocation (t) ...................                  --                        --
AXA Moderate Allocation (t) ............................                  --                        --
AXA Moderate-Plus Allocation (t) .......................                  --                        --
Dreyfus Stock Index Fund, Inc. .........................    3.90   to    4.66       9.87    to    10.63
EQ/AllianceBernstein Common Stock (t) (x) ..............                  --                        --
EQ/AllianceBernstein Intermediate Government
Securities (as) ........................................                  --                        --
EQ/AllianceBernstein International (r) (t) .............                  --                        --
EQ/AllianceBernstein Large Cap Growth (t) ..............                  --                        --
EQ/AllianceBernstein Quality Bond (t) ..................                  --                        --
EQ/AllianceBernstein Small Cap Growth (t) (y) ..........                  --                        --
EQ/AllianceBernstein Value (t) (z) (ae) ................                  --                        --
EQ/Ariel Appreciation II (t) ...........................                  --                        --
EQ/AXA Rosenberg Value Long/Short Equity (as) ..........                  --                        --
EQ/BlackRock Basic Value Equity (t) (af) ...............                  --                        --
EQ/BlackRock International Value (j) (t) ...............                  --                        --
EQ/Bond Index ..........................................    0.12   to    0.90       0.86    to     1.63
EQ/Boston Advisors Equity Income (a) (ag) ..............    5.42   to    5.83      16.94    to    17.48
EQ/Calvert Socially Responsible (c) (i) ................                 3.27                       --
EQ/Capital Guardian Growth (t) (ah) ....................                  --                        --
EQ/Capital Guardian Research (d) (v) (ai) (aj) .........                 1.86                       --
EQ/Caywood-Scholl High Yield Bond ......................    1.93   to    2.75       8.90    to     9.68
EQ/Equity 500 Index (t) ................................                  --                        --
EQ/Evergreen International Bond (t) ....................                  --                        --
EQ/Evergreen Omega (t) .................................                  --                        --
EQ/FI Mid Cap (n) (t) (ak) .............................                  --                        --
EQ/GAMCO Mergers and Acquisitions ......................                  --                        --
EQ/GAMCO Small Company Value ...........................    3.56   to    4.33      20.00    to    20.91
EQ/Government Securities ...............................    0.52   to    1.31       0.59    to     1.33
EQ/International Growth ................................   12.14   to   13.01       4.49    to     5.24
EQ/JPMorgan Core Bond (o) (t) (al) (am) ................                  --                        --
EQ/JPMorgan Value Opportunities (t) ....................                  --                        --
EQ/Legg Mason Value Equity (t) .........................                  --                        --
EQ/Long Term Bond ......................................    2.26   to    3.04       7.16    to     7.90
EQ/Lord Abbett Growth and Income (l) (t) ...............                  --                        --
EQ/Lord Abbett Large Cap Core (t) ......................                  --                        --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                         For the period ended December 31,
                                                        --------------------------------------------------------------------
                                                                       Investment                      Expense Ratio**
                                                                         Income                           Lowest to
                                                                         Ratio*                            Highest
                                                        ----------------------------------------- --------------------------
                                                           2007       2006       2005      2004              2007
                                                        ---------- ---------- --------- --------- --------------------------
EQ/Lord Abbett Mid Cap Value (m) (t) ..................    0.72%      0.63%       --        --       0.00%    to     0.35%
EQ/Marsico Focus (f) ..................................    0.18       0.16        --        --       0.00     to     0.75
EQ/Money Market (g) (q) ...............................    4.84       4.61       1.12       --       0.00     to     0.75
EQ/Montag & Caldwell Growth (h) .......................    0.20       0.19       0.25      0.42      0.00     to     0.75
EQ/PIMCO Real Return ..................................    1.99       2.85       1.59      2.16      0.00     to     0.35
EQ/Short Duration Bond (p) ............................    2.84       3.70       1.32      3.49      0.00     to     0.35
EQ/Small Company Index (t) (an) .......................   10.09       2.35        --        --       0.00     to     0.35
EQ/T. Rowe Price Growth Stock (u) .....................    0.07         --        --        --       0.00     to     0.75
EQ/UBS Growth and Income ..............................    0.78       0.76       0.70      1.74      0.00     to     0.75
EQ/Van Kampen Comstock (t) ............................    3.00       3.89        --        --                       0.00
EQ/Van Kampen Emerging Markets Equity (t) (s) .........     --        0.59        --        --       0.00     to     0.35
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............    2.89       0.22        --        --       0.00     to     0.35
EQ/Van Kampen Real Estate (ab) (at) ...................    0.88         --        --        --       0.00     to     0.35
Fidelity VIP Asset Manager ............................    6.13       3.00       3.33      3.39                      0.00
Fidelity VIP Contrafund (ac) (ad) .....................    1.02       1.22       0.20      0.42      0.00     to     0.75
Fidelity VIP Growth and Income ........................    2.19       0.92       1.76      0.94                      0.00
Franklin Income Securities (ap) (aq) (ar) .............    1.79       3.58       3.94      3.02      0.00     to     0.35
Franklin Rising Dividends Securities ..................    2.29       1.11       0.89      0.60                      0.35
Franklin Zero Coupon 2010 .............................    4.67       3.70       4.13      4.30                      0.35
Janus Aspen Series Balanced ...........................    2.59       2.18       2.35      2.36      0.35     to     0.75
Janus Aspen Series Forty ..............................    0.34       0.34       0.22      0.24      0.00     to     0.75
Janus Aspen Series International Growth ...............    0.54       1.98       1.22      0.95      0.00     to     0.35
Janus Aspen Series Mid Cap Growth .....................    0.21       0.00        --        --       0.00     to     0.75
Janus Aspen Series Mid Cap Value ......................    1.52       1.00       7.08      2.85                      0.00
Janus Aspen Series Worldwide Growth ...................    0.75       1.77       1.32      1.03      0.00     to     0.75
MarketPLUS International Core (t) .....................    0.75       2.89        --        --                       0.00
MarketPLUS Large Cap Core (t) .........................    3.32       4.18        --        --                       0.00
MarketPLUS Large Cap Growth (t) .......................    0.89       0.00        --        --                       0.00
MarketPLUS Mid Cap Value (t) ..........................    1.82       0.92        --        --                       0.00
MFS(R) Utilities ......................................    0.96       1.94       0.55      1.23      0.00     to     0.35
Multimanager Aggressive Equity (t) ....................    0.00       0.00        --        --                       0.00
Multimanager Core Bond (t) ............................    3.84       0.77        --        --                       0.00
Multimanager Health Care (t) ..........................    0.00       0.00        --        --                       0.00
Multimanager High Yield (k) (t) .......................    8.69       7.15        --        --       0.00     to     0.35
Multimanager International Equity (t) .................    1.36       1.22        --        --                       0.00
Multimanager Large Cap Core Equity (t) ................    0.82       1.01        --        --                       0.00
Multimanager Large Cap Growth (t) .....................    0.00       0.00        --        --                       0.00
Multimanager Large Cap Value (t) ......................    2.01       1.39        --        --                       0.00
Multimanager Mid Cap Growth (t) .......................    0.00       0.00        --        --                       0.00
Multimanager Mid Cap Value (t) ........................    0.00       0.00        --        --                       0.00
Multimanager Small Cap Growth (w) .....................    0.00       0.00       0.13       --       0.00     to     0.75


                                                                 For the period ended December 31,
                                                        ----------------------------------------------------
                                                                          Expense Ratio**
                                                                             Lowest to
                                                                              Highest
                                                        ----------------------------------------------------
                                                                   2006                      2005
                                                        -------------------------- ------------------------
EQ/Lord Abbett Mid Cap Value (m) (t) ..................    0.00%    to     0.35%                      --
EQ/Marsico Focus (f) ..................................    0.00     to     0.75       0.35     to    0.75
EQ/Money Market (g) (q) ...............................    0.00     to     0.75       0.00     to    0.75
EQ/Montag & Caldwell Growth (h) .......................    0.00     to     0.75       0.00     to    0.75
EQ/PIMCO Real Return ..................................    0.00     to     0.35       0.00     to    0.35
EQ/Short Duration Bond (p) ............................    0.00     to     0.35                      0.35
EQ/Small Company Index (t) (an) .......................                      --                       --
EQ/T. Rowe Price Growth Stock (u) .....................    0.00     to     0.75       0.00     to    0.75
EQ/UBS Growth and Income ..............................    0.00     to     0.75       0.35     to    0.75
EQ/Van Kampen Comstock (t) ............................                      --                       --
EQ/Van Kampen Emerging Markets Equity (t) (s) .........    0.00     to     0.35                       --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............                      --                       --
EQ/Van Kampen Real Estate (ab) (at) ...................
Fidelity VIP Asset Manager ............................                      --                       --
Fidelity VIP Contrafund (ac) (ad) .....................    0.00     to     0.75       0.00     to    0.75
Fidelity VIP Growth and Income ........................                      --                       --
Franklin Income Securities (ap) (aq) (ar) .............                    0.35                      0.35
Franklin Rising Dividends Securities ..................                    0.35                      0.35
Franklin Zero Coupon 2010 .............................                    0.35                      0.35
Janus Aspen Series Balanced ...........................    0.35     to     0.75       0.35     to    0.75
Janus Aspen Series Forty ..............................    0.00     to     0.75       0.00     to    0.75
Janus Aspen Series International Growth ...............    0.00     to     0.35       0.00     to    0.35
Janus Aspen Series Mid Cap Growth .....................    0.00     to     0.75       0.00     to    0.75
Janus Aspen Series Mid Cap Value ......................                      --                       --
Janus Aspen Series Worldwide Growth ...................    0.00     to     0.75       0.00     to    0.75
MarketPLUS International Core (t) .....................                      --                       --
MarketPLUS Large Cap Core (t) .........................                      --                       --
MarketPLUS Large Cap Growth (t) .......................                      --                       --
MarketPLUS Mid Cap Value (t) ..........................                      --                       --
MFS(R) Utilities ......................................    0.00     to     0.35       0.00     to    0.35
Multimanager Aggressive Equity (t) ....................                      --                       --
Multimanager Core Bond (t) ............................                      --                       --
Multimanager Health Care (t) ..........................                      --                       --
Multimanager High Yield (k) (t) .......................    0.00     to     0.35                       --
Multimanager International Equity (t) .................                      --                       --
Multimanager Large Cap Core Equity (t) ................                      --                       --
Multimanager Large Cap Growth (t) .....................                      --                       --
Multimanager Large Cap Value (t) ......................                      --                       --
Multimanager Mid Cap Growth (t) .......................                      --                       --
Multimanager Mid Cap Value (t) ........................                      --                       --
Multimanager Small Cap Growth (w) .....................    0.00     to     0.75       0.00     to    0.75


                                                          For the period ended
                                                              December 31,
                                                        -------------------------
                                                              Expense Ratio**
                                                                 Lowest to
                                                                  Highest
                                                        ------------------------
                                                                   2004
                                                        ------------------------
EQ/Lord Abbett Mid Cap Value (m) (t) ..................                    --
EQ/Marsico Focus (f) ..................................                    --
EQ/Money Market (g) (q) ...............................                    --
EQ/Montag & Caldwell Growth (h) .......................    0.00    to     0.75
EQ/PIMCO Real Return ..................................    0.00    to     0.35
EQ/Short Duration Bond (p) ............................                   0.35
EQ/Small Company Index (t) (an) .......................                    --
EQ/T. Rowe Price Growth Stock (u) .....................    0.00    to     0.75
EQ/UBS Growth and Income ..............................    0.35    to     0.75
EQ/Van Kampen Comstock (t) ............................                    --
EQ/Van Kampen Emerging Markets Equity (t) (s) .........                    --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............                    --
EQ/Van Kampen Real Estate (ab) (at) ...................
Fidelity VIP Asset Manager ............................                    --
Fidelity VIP Contrafund (ac) (ad) .....................    0.00    to     0.75
Fidelity VIP Growth and Income ........................                    --
Franklin Income Securities (ap) (aq) (ar) .............                   0.35
Franklin Rising Dividends Securities ..................                   0.35
Franklin Zero Coupon 2010 .............................                   0.35
Janus Aspen Series Balanced ...........................    0.35    to     0.75
Janus Aspen Series Forty ..............................    0.00    to     0.75
Janus Aspen Series International Growth ...............    0.00    to     0.35
Janus Aspen Series Mid Cap Growth .....................    0.00    to     0.75
Janus Aspen Series Mid Cap Value ......................                    --
Janus Aspen Series Worldwide Growth ...................    0.00    to     0.75
MarketPLUS International Core (t) .....................                    --
MarketPLUS Large Cap Core (t) .........................                    --
MarketPLUS Large Cap Growth (t) .......................                    --
MarketPLUS Mid Cap Value (t) ..........................                    --
MFS(R) Utilities ......................................    0.00    to     0.35
Multimanager Aggressive Equity (t) ....................                    --
Multimanager Core Bond (t) ............................                    --
Multimanager Health Care (t) ..........................                    --
Multimanager High Yield (k) (t) .......................                    --
Multimanager International Equity (t) .................                    --
Multimanager Large Cap Core Equity (t) ................                    --
Multimanager Large Cap Growth (t) .....................                    --
Multimanager Large Cap Value (t) ......................                    --
Multimanager Mid Cap Growth (t) .......................                    --
Multimanager Mid Cap Value (t) ........................                    --
Multimanager Small Cap Growth (w) .....................    0.00    to     0.75

                                                                              For the period ended December 31,
                                                        ----------------------------------------------------------------------------
                                                                                       Total Return***
                                                                                          Lowest to
                                                                                           Highest
                                                        ----------------------------------------------------------------------------
                                                                   2007                      2006                      2005
                                                        -------------------------- --------------------------- ---------------------
EQ/Lord Abbett Mid Cap Value (m) (t) ..................    0.48%    to    0.58%      2.30%    to   11.55%                      --
EQ/Marsico Focus (f) ..................................   13.16     to   14.04       8.58     to   11.77        5.05     to   5.25
EQ/Money Market (g) (q) ...............................    4.23     to    5.01       3.87     to    4.75        0.90     to   1.00
EQ/Montag & Caldwell Growth (h) .......................   19.93     to   20.87       7.11     to    7.81        4.65     to   5.54
EQ/PIMCO Real Return ..................................   11.05     to   11.46       0.09     to    0.43        0.43     to   0.77
EQ/Short Duration Bond (p) ............................    4.98     to    5.56       0.50     to    3.51                      1.08
EQ/Small Company Index (t) (an) .......................  ( 1.83)    to   (0.28)                    11.59                       --
EQ/T. Rowe Price Growth Stock (u) .....................    6.41     to    7.21      (4.67)    to   (3.93)       3.16     to   3.93
EQ/UBS Growth and Income ..............................    0.39     to    1.17      10.34     to   13.32        8.08     to   8.60
EQ/Van Kampen Comstock (t) ............................                  (2.50)                     8.69                       --
EQ/Van Kampen Emerging Markets Equity (t) (s) .........   41.90     to   42.02       9.41     to   20.51                       --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............    1.14     to   22.41                     12.74                       --
EQ/Van Kampen Real Estate (ab) (at) ...................  (16.56)    to   (8.63)
Fidelity VIP Asset Manager ............................                  15.55                      7.31                      4.04
Fidelity VIP Contrafund (ac) (ad) .....................   16.63     to   17.59      10.74     to   11.70       15.99     to  16.94
Fidelity VIP Growth and Income ........................                  12.09                     13.22                      7.58
Franklin Income Securities (ap) (aq) (ar) .............    0.85     to    3.37                     17.87                      1.25
Franklin Rising Dividends Securities ..................                  (3.01)                    16.71                      3.03
Franklin Zero Coupon 2010 .............................                   8.05                      2.04                      0.94
Janus Aspen Series Balanced ...........................    9.69     to   10.17       9.92     to   10.31        7.08     to   7.54
Janus Aspen Series Forty ..............................   36.00     to   36.98       8.50     to    9.40       12.08     to  12.83
Janus Aspen Series International Growth ...............   27.59     to   28.29      46.13     to   47.02       31.41     to  32.34
Janus Aspen Series Mid Cap Growth .....................   21.16     to   22.07      12.71     to   13.50       11.52     to  12.43
Janus Aspen Series Mid Cap Value ......................                   7.20                     15.02                     10.00
Janus Aspen Series Worldwide Growth ...................    8.73     to    9.60      17.40     to   18.26        5.13     to   5.90
MarketPLUS International Core (t) .....................                  15.22                     10.30                       --
MarketPLUS Large Cap Core (t) .........................                   3.89                      8.69                       --
MarketPLUS Large Cap Growth (t) .......................                  15.62                     10.74                       --
MarketPLUS Mid Cap Value (t) ..........................                  (1.60)                     9.59                       --
MFS(R) Utilities ......................................   27.45     to   27.88      30.80     to   31.27       16.43     to  16.84
Multimanager Aggressive Equity (t) ....................                  11.38                     12.44                       --
Multimanager Core Bond (t) ............................                   6.26                      1.70                       --
Multimanager Health Care (t) ..........................                   8.97                      3.82                       --
Multimanager High Yield (k) (t) .......................    3.07     to    3.14       1.56     to    4.67                       --
Multimanager International Equity (t) .................                  12.43                     12.41                       --
Multimanager Large Cap Core Equity (t) ................                   5.00                     10.03                       --
Multimanager Large Cap Growth (t) .....................                  11.24                      7.86                       --
Multimanager Large Cap Value (t) ......................                   3.64                     10.80                       --
Multimanager Mid Cap Growth (t) .......................                  11.91                     10.73                       --
Multimanager Mid Cap Value (t) ........................                   0.09                      8.68                       --
Multimanager Small Cap Growth (w) .....................    2.88     to    3.67       9.43     to   10.27        6.81     to   7.54


                                                        For the period ended December 31,
                                                        ----------------------------------
                                                                 Total Return***
                                                                    Lowest to
                                                                     Highest
                                                        ----------------------------------
                                                                       2004
                                                        ----------------------------------
EQ/Lord Abbett Mid Cap Value (m) (t) ..................                          --
EQ/Marsico Focus (f) ..................................                          --
EQ/Money Market (g) (q) ...............................                          --
EQ/Montag & Caldwell Growth (h) .......................      3.29       to      4.02
EQ/PIMCO Real Return ..................................      4.40       to      4.77
EQ/Short Duration Bond (p) ............................                         1.30
EQ/Small Company Index (t) (an) .......................                          --
EQ/T. Rowe Price Growth Stock (u) .....................     12.69       to     13.46
EQ/UBS Growth and Income ..............................     12.45       to     12.95
EQ/Van Kampen Comstock (t) ............................                          --
EQ/Van Kampen Emerging Markets Equity (t) (s) .........                          --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............                          --
EQ/Van Kampen Real Estate (ab) (at) ...................
Fidelity VIP Asset Manager ............................                         5.45
Fidelity VIP Contrafund (ac) (ad) .....................     14.47       to     15.51
Fidelity VIP Growth and Income ........................                         5.82
Franklin Income Securities (ap) (aq) (ar) .............                        13.41
Franklin Rising Dividends Securities ..................                        10.67
Franklin Zero Coupon 2010 .............................                         4.10
Janus Aspen Series Balanced ...........................      7.73       to      8.15
Janus Aspen Series Forty ..............................     17.32       to     18.27
Janus Aspen Series International Growth ...............     18.30       to     18.91
Janus Aspen Series Mid Cap Growth .....................     19.76       to     20.75
Janus Aspen Series Mid Cap Value ......................                        17.76
Janus Aspen Series Worldwide Growth ...................      3.91       to      4.74
MarketPLUS International Core (t) .....................                          --
MarketPLUS Large Cap Core (t) .........................                          --
MarketPLUS Large Cap Growth (t) .......................                          --
MarketPLUS Mid Cap Value (t) ..........................                          --
MFS(R) Utilities ......................................     29.71       to     30.24
Multimanager Aggressive Equity (t) ....................                          --
Multimanager Core Bond (t) ............................                          --
Multimanager Health Care (t) ..........................                          --
Multimanager High Yield (k) (t) .......................                          --
Multimanager International Equity (t) .................                          --
Multimanager Large Cap Core Equity (t) ................                          --
Multimanager Large Cap Growth (t) .....................                          --
Multimanager Large Cap Value (t) ......................                          --
Multimanager Mid Cap Growth (t) .......................                          --
Multimanager Mid Cap Value (t) ........................                          --
Multimanager Small Cap Growth (w) .....................     11.56       to     12.53

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                For the period ended December 31,
                                             -------------------------------------------------------------------
                                                            Investment                     Expense Ratio**
                                                              Income                          Lowest to
                                                              Ratio*                           Highest
                                             ----------------------------------------- -------------------------
                                                2007       2006       2005      2004             2007
                                             ---------- ---------- --------- --------- -------------------------
Multimanager Small Cap Value (t) ...........    0.57%      0.73%       --        --                      0.00%
Mulitmanager Technology (t) ................    0.00       0.00        --        --                      0.00
Oppenheimer Global Securities ..............    1.12       0.80       0.68      0.68                     0.35
PIMCO Global Bond (Unhedged) ...............    2.98       3.33       2.52      1.87                     0.35
PIMCO StocksPLUS Growth and Income .........    7.67       5.08       2.46      1.83                     0.35
UIF Emerging Markets Debt ..................    7.35       9.50       8.20      7.44                     0.00
UIF Global Value Equity ....................    2.06       1.54       1.02      0.80      0.00     to    0.35
Van Eck Worldwide Bond .....................    6.24       8.12       5.22      3.30                     0.00
Van Eck Worldwide Emerging Markets .........    0.45       0.58       0.28      0.35                     0.00
Van Eck Worldwide Hard Assets ..............    0.11       0.06       0.23      0.07                     0.00




                                                                For the period ended December 31,
                                             ----------------------------------------------------------------------
                                                                         Expense Ratio**
                                                                            Lowest to
                                                                            Highest
                                             ----------------------------------------------------------------------
                                                    2006                     2005                    2004
                                             ----------------------------------------------------------------------
Multimanager Small Cap Value (t) ...........                 --                       --                       --
Mulitmanager Technology (t) ................                 --                       --                       --
Oppenheimer Global Securities ..............                0.35                     0.35                     0.35
PIMCO Global Bond (Unhedged) ...............                0.35                     0.35                     0.35
PIMCO StocksPLUS Growth and Income .........                0.35                     0.35                     0.35
UIF Emerging Markets Debt ..................                 --                       --                       --
UIF Global Value Equity .................... 0.00    to     0.35      0.00     to    0.35      0.00    to     0.35
Van Eck Worldwide Bond .....................                 --                       --                       --
Van Eck Worldwide Emerging Markets .........                 --                       --                       --
Van Eck Worldwide Hard Assets ..............                 --                       --                       --




                                                                      For the period ended December 31,
                                             -----------------------------------------------------------------------------------
                                                                              Total Return***
                                                                                 Lowest to
                                                                                  Highest
                                             ----------------------------------------------------------------------------------
                                                        2007                         2006                       2005
                                             ---------------------------- --------------------------- -------------------------
Multimanager Small Cap Value (t) ...........                   (9.84)%                       12.19%                        --
Mulitmanager Technology (t) ................                   18.22                         11.02                         --
Oppenheimer Global Securities ..............                    5.69                         16.95                       13.69
PIMCO Global Bond (Unhedged) ...............                    9.38                          4.27                      (6.95)
PIMCO StocksPLUS Growth and Income .........                    6.60                         14.39                        3.10
UIF Emerging Markets Debt ..................                    6.54                         10.80                       12.27
UIF Global Value Equity ....................    6.28    to      6.61         20.75    to     21.21       5.43     to      5.87
Van Eck Worldwide Bond .....................                    9.73                          6.44                      (3.02)
Van Eck Worldwide Emerging Markets .........                   37.61                         39.50                       32.03
Van Eck Worldwide Hard Assets ..............                   45.36                         24.47                       51.69




                                                For the period ended
                                                    December 31,
                                             --------------------------
                                                  Total Return***
                                                     Lowest to
                                                      Highest
                                             --------------------------
                                                        2004
                                             --------------------------
Multimanager Small Cap Value (t) ...........                      --
Mulitmanager Technology (t) ................                      --
Oppenheimer Global Securities ..............                    18.50
PIMCO Global Bond (Unhedged) ...............                    10.22
PIMCO StocksPLUS Growth and Income .........                    10.43
UIF Emerging Markets Debt ..................                    10.01
UIF Global Value Equity ....................    13.21    to     13.53
Van Eck Worldwide Bond .....................                     9.13
Van Eck Worldwide Emerging Markets .........                    25.82
Van Eck Worldwide Hard Assets ..............                    23.97

-------

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the Subaccount.

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b)  Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marisco Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g)  EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
     2005.
(h) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(j) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006. (See Note 5)
(k) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(n) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(o) EQ/JPMorgan Core Bond was substituted PIMCO Real Return on November 3, 2006. (See Note 5)
(p) EQ/Short Duration Bond was substituted for T. Rowe Price Limited Term Bond on November 3, 2006. (See Note 5)
(q) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006. (See Note 5)
(r) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006. (See Note 5)
(s) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(t)  Units were made available for sale on September 8, 2006.
(u) EQ/T.Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007. (See Note 5)
(v) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007. (See Note 5)
(w) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007. (See Note 5)
(x) EQ/AllianceBernstein Common Stock was substituted for Dreyfus VIF Appreciation on August 17, 2007. (See Note 5)
(y) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)
(z) EQ/AllianceBernstein Value was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007. (See Note 5)
(aa) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007 (See Note 5)
(ab) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)
(ac) Fidelity VIP Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

(ad) Fidelity VIP Contrafund(R) was substituted for UIF Equity Growth on August 17, 2007. (See Note 5)
(ae) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)
(af) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)
(ag) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007. (See Note 5)
(ah) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007. (See Note 5)
(ai) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)
(aj) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)
(ak) EQ/FI Mid Cap was substituted for AIM V.I. MidCap Core Equity on November 16, 2007. (See Note 5)
(al) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Income on November 16, 2007. (See Note 5)
(am) EQ/JPMorgan Core Bond was substituted for UIF Core Plus Fixed Bond on November 16, 2007. (See Note 5)
(an) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)
(ao) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)
(ap) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)
(aq) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)
(ar) Franklin Income Securities was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007. (See Note 5)
(as) Units were made available for sale on April 27, 2007.
(at) Units were made available for sale on August 17, 2007.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                              At December 31, 2003
                                                                 -----------------------------------------------
                                                                                    Unit Value
                                                                     Units           Lowest to       Net Assets
                                                                  Outstanding         Highest          (000's)
                                                                 ------------- -------------------- ------------
AIM V.I. Financial Services Portfolio ..........................      18,331   $11.18 to 11.63            $207
AIM V.I. Health Sciences Portfolio .............................      34,790    10.35 to 10.48             360
AIM V.I. Telecommunications Portfolio ..........................       8,071              8.27              67
Dreyfus Stock Index Portfolio--Initial Class ...................   5,001,432     7.70 to 12.80          56,019
EQ/Enterprise Equity Portfolio .................................   3,471,131    11.44 to 20.25          53,938
EQ/Enterprise Equity Income Portfolio ..........................     483,918     9.62 to 10.58           5,196
EQ/Enterprise Growth & Income Portfolio ........................   1,650,380      8.03 to 9.63          15,792
EQ/Enterprise Growth Portfolio (1) .............................   5,141,422      7.29 to 7.46          44,320
EQ/Enterprise High-Yield Portfolio .............................     824,954    14.57 to 18.54          12,821
EQ/Enterprise International Growth Portfolio (1a) ..............   1,217,982     9.35 to 13.80          14,420
EQ/Enterprise Managed Portfolio (1b) ...........................   5,582,384    10.57 to 19.68          93,884
EQ/Enterprise Short Duration Bond Portfolio (2) ................       1,631             10.01              16
EQ/Enterprise Small Company Growth Portfolio ...................   1,028,975      9.34 to 9.90          12,486
EQ/Enterprise Small Company Value Portfolio ....................   2,626,059    20.61 to 31.85          61,739
EQ/Enterprise Total Return Portfolio ...........................   2,465,907    11.11 to 11.23          27,407
EQ/MONY Government Securities Portfolio ........................   1,017,068    13.52 to 15.32          13,325
EQ/MONY Intermediate Term Bond Portfolio .......................     905,065    14.14 to 16.25          12,885
EQ/MONY Long Term Bond Portfolio ...............................   1,050,699    14.93 to 19.42          15,597
Fidelity VIP II Asset Manager Portfolio--Initial Class .........     501,397             10.10           5,064
Fidelity VIP II ContraFund Portfolio ...........................   2,072,043     9.40 to 10.12          21,055
Fidelity VIP III Growth & Income Portfolio .....................   1,055,112              9.10           9,600
Franklin Income Securities Fund--Class 2 (2) ...................       6,209             11.26              70
Franklin Rising Dividends Securities Fund--Class 2 (2)                 3,284             11.34              37
Franklin Zero Coupon 2010 Fund--Class 2 (3) ....................       1,165             10.24              12
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .................................   1,846,474      4.53 to 7.54           9,780
Janus Aspen Series Balanced
Portfolio--Institutional Class .................................     587,636    10.22 to 10.24           6,102
Janus Aspen Series Capital Appreciation Portfolio ..............   1,583,967     6.35 to 10.68          11,566
Janus Aspen Series International Growth
Portfolio ......................................................     329,721     7.88 to 10.74           2,871
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .......................................     221,896             10.02           2,223
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .................................   2,439,132      5.63 to 6.96          16,866
MFS Utilities Portfolio--Initial Class .........................      23,364    11.80 to 12.40             279
Oppenheimer Global Securities Portfolio--Service
Class (4) ......................................................      12,049             12.70             153
Oppenheimer Main Street Portfolio--Service
Class (5) ......................................................       5,971             11.43              68
PIMCO Global Bond Portfolio--Administrative
Class ..........................................................     110,224    12.48 to 13.70           1,480
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class ...........................................     187,318    10.93 to 11.11           2,048
UIF Emerging Markets Debt Portfolio--Class I ...................      17,443             13.19             230
UIF Global Value Equity Portfolio--Class I .....................      24,703    10.20 to 10.90             270
UIF U.S. Real Estate Portfolio-- Class I .......................     197,879    12.57 to 13.65           2,558
Van Eck Hard Assets Fund .......................................       6,303             14.06              89
Van Eck WorldWide Bond Fund ....................................       8,246             14.24             117
Van Eck WorldWide Emerging Markets Fund ........................      19,859              7.94             158




                                                                        For the period ended December 31, 2003
                                                                 ----------------------------------------------------
                                                                  Investment    Expense Ratio**     Total Return***
                                                                    Income         Lowest to           Lowest to
                                                                    Ratio*          Highest             Highest
                                                                 ------------ ------------------- -------------------
AIM V.I. Financial Services Portfolio ..........................  0.72%       0.00 to 0.35%         29.08 to 29.55%
AIM V.I. Health Sciences Portfolio .............................   0.00                0.35          27.31 to 27.34
AIM V.I. Telecommunications Portfolio ..........................   0.00                0.35                   33.82
Dreyfus Stock Index Portfolio--Initial Class ...................   1.50        0.00 to 0.75          27.27 to 28.39
EQ/Enterprise Equity Portfolio .................................   0.00        0.00 to 0.75          51.80 to 52.94
EQ/Enterprise Equity Income Portfolio ..........................   1.52        0.35 to 0.75          25.75 to 26.25
EQ/Enterprise Growth & Income Portfolio ........................   1.05        0.35 to 0.75          26.66 to 27.04
EQ/Enterprise Growth Portfolio (1) .............................   0.44        0.00 to 0.75          16.27 to 17.11
EQ/Enterprise High-Yield Portfolio .............................   2.52        0.00 to 0.75          21.73 to 22.64
EQ/Enterprise International Growth Portfolio (1a) ..............   0.50        0.00 to 0.75          29.94 to 30.95
EQ/Enterprise Managed Portfolio (1b) ...........................   1.18        0.00 to 0.75          20.00 to 20.94
EQ/Enterprise Short Duration Bond Portfolio (2) ................   5.27(+)             0.35(+)                 0.10
EQ/Enterprise Small Company Growth Portfolio ...................   0.00        0.00 to 0.75          22.25 to 23.13
EQ/Enterprise Small Company Value Portfolio ....................   0.11        0.00 to 0.75          36.40 to 37.40
EQ/Enterprise Total Return Portfolio ...........................   2.58        0.00 to 0.35            5.35 to 5.61
EQ/MONY Government Securities Portfolio ........................   2.86        0.00 to 0.75            0.99 to 1.73
EQ/MONY Intermediate Term Bond Portfolio .......................   4.75        0.00 to 0.75            2.52 to 3.29
EQ/MONY Long Term Bond Portfolio ...............................   5.94        0.00 to 0.75            4.02 to 4.85
Fidelity VIP II Asset Manager Portfolio--Initial Class .........   3.47                0.00                   17.99
Fidelity VIP II ContraFund Portfolio ...........................   0.38        0.00 to 0.75          27.37 to 28.43
Fidelity VIP III Growth & Income Portfolio .....................   1.13                0.00                   23.81
Franklin Income Securities Fund--Class 2 (2) ...................   0.00                0.35(+)                12.60
Franklin Rising Dividends Securities Fund--Class 2 (2)             0.00                0.35(+)                13.40
Franklin Zero Coupon 2010 Fund--Class 2 (3) ....................   0.00                0.35(+)                 2.40
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .................................   0.00        0.00 to 0.75          34.16 to 35.22
Janus Aspen Series Balanced
Portfolio--Institutional Class .................................   2.31        0.35 to 0.75          13.18 to 13.65
Janus Aspen Series Capital Appreciation Portfolio ..............   0.48        0.00 to 0.75          19.59 to 20.52
Janus Aspen Series International Growth
Portfolio ......................................................   1.19        0.00 to 0.35          34.04 to 34.93
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .......................................   0.13                0.00                   41.33
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .................................   1.11        0.00 to 0.75          23.19 to 24.06
MFS Utilities Portfolio--Initial Class .........................   1.59        0.00 to 0.35          35.48 to 35.82
Oppenheimer Global Securities Portfolio--Service
Class (4) ......................................................   0.00                0.35(+)                27.00
Oppenheimer Main Street Portfolio--Service
Class (5) ......................................................   0.00                0.35(+)                14.30
PIMCO Global Bond Portfolio--Administrative
Class ..........................................................   2.05                0.35          13.97 to 13.98
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class ...........................................   2.48                0.35          29.94 to 29.96
UIF Emerging Markets Debt Portfolio--Class I ...................   0.00                0.00                   27.93
UIF Global Value Equity Portfolio--Class I .....................   0.00        0.00 to 0.35          28.54 to 28.95
UIF U.S. Real Estate Portfolio-- Class I .......................   0.00        0.00 to 0.35          37.05 to 37.53
Van Eck Hard Assets Fund .......................................   0.94                0.00                   45.10
Van Eck WorldWide Bond Fund ....................................   1.70                0.00                   18.17
Van Eck WorldWide Emerging Markets Fund ........................   0.11                0.00                   54.17

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Concluded)


6. Financial Highlights (Concluded)

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the subaccount.

(+) Annualized.

(1) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

(1a) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

(1b) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

(2) For the period July 7, 2003 (commencement of operations) through December 31, 2003.

(3) For the period August 12, 2003 (commencement of operations) through December 31, 2003.

(4) For the period June 23, 2003 (commencement of operations) through December 31, 2003.

(5) For the period June 27, 2003 (commencement of operations) through December 31, 2003.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2007 and 2006 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, for share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                           2007            2006
                                                                       -------------   -------------
                                                                               (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value ....    $     2,027.7   $     2,140.6
  Mortgage loans on real estate ...................................            203.8           219.2
  Policy loans ....................................................            116.0           105.1
  Other invested assets ...........................................             53.1            53.4
                                                                       -------------   -------------
    Total investments .............................................          2,400.6         2,518.3
Cash and cash equivalents .........................................             52.5            58.8
Amounts due from reinsurers .......................................            136.4           136.2
Deferred policy acquisition costs .................................            145.0           123.0
Value of business acquired ........................................            232.9           287.7
Other assets ......................................................             26.3            30.6
Separate Accounts' assets .........................................          3,009.5         3,289.0
                                                                       -------------   -------------

TOTAL ASSETS ......................................................    $     6,003.2   $     6,443.6
                                                                       =============   =============

LIABILITIES
Policyholders' account balances ...................................    $     1,915.3   $     2,057.6
Future policy benefits and other policyholders liabilities ........            353.1           355.4
Other liabilities .................................................             46.8            48.3
Note payable to affiliate .........................................             27.3            30.6
Income taxes payable ..............................................             51.9            64.9
Separate Accounts' liabilities ....................................          3,009.5         3,289.0
                                                                       -------------   -------------
    Total liabilities .............................................          5,403.9         5,845.8
                                                                       -------------   -------------

Commitments and contingent liabilities (Notes 2, 5, 9, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized,
   2.5 million issued and outstanding .............................              2.5             2.5
Capital in excess of par value ....................................            501.7           498.5
Retained earnings .................................................            121.6           107.9
Accumulated other comprehensive loss ..............................            (26.5)          (11.1)
                                                                       -------------   -------------
    Total shareholder's equity ....................................            599.3           597.8
                                                                       -------------   -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ........................    $     6,003.2   $     6,443.6
                                                                       =============   =============



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                             STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005


                                                              2007              2006             2005
                                                          -------------    -------------    -------------
                                                                           (IN MILLIONS)


REVENUES
Variable life and investment-type product policy fee ..
  income ..............................................   $       160.7    $       150.0    $       168.3
Premiums ..............................................            45.8             49.9             53.8
Net investment income .................................           137.3            141.4            135.0
Investment losses, net ................................           (22.0)            (1.2)            (2.2)
Other income ..........................................            16.1             15.5             22.0
                                                          -------------    -------------    -------------
      Total revenues ..................................           337.9            355.6            376.9
                                                          -------------    -------------    -------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ...............................           100.1             98.1             99.5
Interest credited to policyholders' account balances ..            79.5             86.1             99.9
Compensation and benefits .............................            21.4             27.4             33.4
Commissions ...........................................            44.9             36.7             72.9
Interest expense ......................................             2.0              2.2              1.6
Amortization of deferred policy acquisition costs and
  value of business acquired ..........................            74.2             55.4             41.2
Capitalization of deferred policy acquisition costs ...           (36.4)           (27.2)           (78.1)
Rent expense ..........................................             3.6              3.7             10.5
Other operating costs and expenses ....................            33.8             16.5             38.0
                                                          -------------    -------------    -------------
      Total benefits and other deductions .............           323.1            298.9            318.9
                                                          -------------    -------------    -------------

Earnings before income taxes
  before income taxes .................................            14.8             56.7             58.0
Income taxes ..........................................            (1.1)           (17.3)           (16.7)
                                                          -------------    -------------    -------------

Earnings from continuing operations ...................            13.7             39.4             41.3
Gain on disposal of discontinued operations,
  net of income taxes .................................              --               .7               --
                                                          -------------    -------------    -------------

Net Earnings ..........................................   $        13.7    $        40.1    $        41.3
                                                          =============    =============    =============



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
           STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005


                                                                   2007              2006              2005
                                                              ---------------   ---------------   ---------------
                                                                                 (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ......  $           2.5   $           2.5   $           2.5
                                                              ---------------   ---------------   ---------------

Capital in excess of par value, beginning of year ..........            498.5             495.8             495.8
Changes in capital in excess of par value ..................              3.2               2.7                --
                                                              ---------------   ---------------   ---------------
Capital in excess of par value, end of year ................            501.7             498.5             495.8
                                                              ---------------   ---------------   ---------------

Retained earnings, beginning of year .......................            107.9              67.8              26.5
Net earnings ...............................................             13.7              40.1              41.3
                                                              ---------------   ---------------   ---------------
Retained earnings, end of year .............................            121.6             107.9              67.8
                                                              ---------------   ---------------   ---------------

Accumulated other comprehensive loss, beginning of year ....            (11.1)             (5.6)             14.9
Other comprehensive loss ...................................            (15.4)             (5.5)            (20.5)
                                                              ---------------   ---------------   ---------------
Accumulated other comprehensive loss, end of year ..........            (26.5)            (11.1)             (5.6)
                                                              ---------------   ---------------   ---------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ....................  $         599.3   $         597.8   $         560.5
                                                              ===============   ===============   ===============


                                                                   2007              2006              2005
                                                              ---------------   ---------------   ---------------
                                                                                 (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME
Net earnings ...............................................  $          13.7   $          40.1   $          41.3
                                                              ---------------   ---------------   ---------------

Change in unrealized losses, net of reclassification
  adjustment ...............................................            (15.4)             (5.5)            (20.5)
                                                              ---------------   ---------------   ---------------
Other comprehensive loss ...................................            (15.4)             (5.5)            (20.5)
                                                              ---------------   ---------------   ---------------

COMPREHENSIVE (LOSS) INCOME ................................  $          (1.7)  $          34.6   $          20.8
                                                              ===============   ===============   ===============



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005


                                                                             2007              2006              2005
                                                                        ----------------  ----------------  ----------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................  $          13.7   $          40.1   $          41.3
   Adjustments to reconcile net earnings to net cash provided by operating activities:
      Interest credited to policyholders' account balances ...........             79.5              86.1              99.9
       Variable life and investment-type product policy fee income ...           (160.7)           (150.0)           (168.3)
      Change in accrued investment income ............................              2.1               (.7)             (1.8)
      Investment losses, net .........................................             22.9               1.2               2.2
      Change in deferred policy acquisition costs and
         value of business acquired ..................................             37.8              28.2             (36.9)
      Change in future policy benefits ...............................             15.9              25.7              67.5
      Change in other policyholders liabilities ......................             (8.0)             17.0             (10.0)
      Change in income tax payable ...................................             (3.7)             17.3              16.7
      Provision for depreciation and amortization ....................              7.7              12.1              14.1
      Gain on disposal of discontinued operations ....................               --               (.7)               --
      Gain on recapture from reinsurance from USFL ...................               --                --               (.6)
      Dividend from AllianceBernstein ................................              6.4               4.8               3.8
      Other, net .....................................................              7.4             (16.3)            (26.7)
                                                                        ----------------  ----------------  ----------------

Net cash provided by operating activities ............................             21.0              64.8               1.2
                                                                        ----------------  ----------------  ----------------

Cash flows from investing activities:
    Maturities and repayments of fixed maturities and mortgage loans .            261.1             299.8             220.9
    Sales of investments .............................................             69.0              61.1              53.4
    Purchases of investments .........................................           (260.4)           (414.8)           (366.2)
    Other, net .......................................................            (14.8)            (10.3)             (3.3)
                                                                        ----------------  ----------------  ----------------

Net cash provided by (used in) investing activities ..................             54.9             (64.2)            (95.2)
                                                                        ----------------  ----------------  ----------------

Cash flows from financing activities: Policyholders' account balances:
      Deposits .......................................................            334.0             392.9             521.4
      Withdrawals and transfers to Separate Accounts .................           (416.0)           (463.9)           (505.7)
   Repayments of note to affiliate ...................................             (3.4)             (3.2)             (3.0)
   Proceeds received from recapture of reinsurance with USFL .........               --                --              12.2
   Other, net ........................................................              3.2               2.7                --
                                                                        ----------------  ----------------  ----------------

Net cash (used in) provided by financing activities ..................            (82.2)            (71.5)             24.9
                                                                        ----------------  ----------------  ----------------

Change in cash and cash equivalents ..................................             (6.3)            (70.9)            (69.1)
Cash and cash equivalents, beginning of year .........................             58.8             129.7             198.8
                                                                        ----------------  ----------------  ----------------

Cash and Cash Equivalents, End of Year ...............................  $          52.5   $          58.8   $         129.7
                                                                        ================  ================  ================

Supplemental cash flow information:
   Interest Paid .....................................................  $           2.0   $           2.2   $           2.4
                                                                        ================  ================  ================
Schedule of non-cash financing activities:
   Shared-based Programs .............................................  $           3.1   $           2.7   $            --
                                                                        ================  ================  ================

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                          NOTES TO FINANCIAL STATEMENTS


1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is to provide life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group").


2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The years "2007", "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation.

      Accounting Changes
      ------------------

      Effective January 1, 2007, and as more fully described in Note 11 to the Financial Statements, MLOA adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes were expanded by FIN 48 and include a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, no adjustment to MLOA's January 1, 2007 retained earnings for unrecognized tax benefits was required.

      On January 1, 2007, MLOA adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on MLOA's results of operations or financial position.

      On December 31, 2006, AXA Financial Group implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

      SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on AXA Financial Group as it already uses a December 31 measurement date for all of its plan assets and benefits obligations. The adoption of SFAS No. 158 did not have an impact on MLOA's results of operations or financial position.

      On January 1, 2006, AXA Financial Group, including MLOA, adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, AXA Financial Group elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), AXA Financial Group, including MLOA, had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares, and various other cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of AXA Financial Group's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, MLOA's earnings from continuing operations before income taxes were $3.0 million and $2.7 million lower and net earnings were $2.0 million and $1.7 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

      Under the modified prospective method, AXA Financial Group applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006, that prior to adoption of SFAS No. 123(R) would have been reflected by MLOA only in pro forma disclosures, were recognized in MLOA's statements of operations over the awards' remaining future service/vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

      On January 1, 2006, MLOA adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on MLOA's results of operations or financial position.

      New Accounting Pronouncements
      -----------------------------

      In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.


      In June 2007, the AICPA issued SOP 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2007, the FASB issued FASB Staff Position ("FSP") SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

      On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting of SFAS No. 157 on January 1, 2008 is not expected to have a material impact on 2008 net earnings.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trust ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation of FIN 46(R), "Consolidation of Variable Interest Entities, Revised," are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with Equity real estate or other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in other invested assets.

      Units held in AllianceBernstein L.P. ("AllianceBernstein") are carried on the equity method and reported in other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included in other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to DAC and VOBA related to variable life and investment-type products.

      Fair Value of Other Financial Instruments
      -----------------------------------------

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the 2004 acquisition by AXA Financial, was established in accordance with business combination purchase accounting guidance as set forth in SFAS No. 141, "Business Combinations". VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For variable life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.0% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.0% net of product weighted average Separate Account fees) and 0.0% (2.0% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5-year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2007, current projections of future average gross market returns assume a 5.2% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 2 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 6.0% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by MLOA.

      The investment results of Separate Accounts on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $285.4 million, $358.6 million and $197.5 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Discontinued operations include real estate held-for-sale.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in the Other assets line in the balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.

3)    INVESTMENTS

      Fixed Maturities
      ----------------

      The following table provides additional information relating to fixed maturities.

                                                                  GROSS          GROSS
                                                 AMORTIZED     UNREALIZED      UNREALIZED     ESTIMATED
                                                    COST          GAINS          LOSSES       FAIR VALUE
                                               -------------  -------------  -------------  -------------
                                                                     (IN MILLIONS)


      DECEMBER 31, 2007
      -----------------
      Fixed Maturities:
        Available for Sale:
         Corporate ..........................  $     1,808.1  $        10.7  $        56.6  $     1,762.2
         Mortgage-backed ....................           20.3             .2             --           20.5
         U.S. Treasury, government
           and agency securities ............          115.0            2.0             --          117.0
         States and political subdivisions ..            1.1             --             --            1.1
         Foreign governments ................            4.1             .1             --            4.2
         Redeemable preferred stock .........          134.5             .5           12.3          122.7
                                               -------------  -------------  -------------  -------------
           Total Available for Sale .........  $     2,083.1  $        13.5  $        68.9  $     2,027.7
                                               =============  =============  =============  =============

      December 31, 2006
      -----------------
      Fixed Maturities:
       Available for Sale:
         Corporate ..........................  $     1,869.0  $         6.7  $        31.1  $     1,844.6
         Mortgage-backed ....................           20.2             --             --           20.2
         U.S. Treasury, government
           and agency securities ............          138.5             .4             .5          138.4
         States and political subdivisions ..            1.1             --             --            1.1
         Foreign governments ................            4.1             --             .1            4.0
         Redeemable preferred stock .........          134.4            1.4            3.5          132.3
                                               -------------  -------------  -------------  -------------
           Total Available for Sale .........  $     2,167.3  $         8.5  $        35.2  $     2,140.6
                                               =============  =============  =============  =============

      MLOA determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

      The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                --------------------------------
                                                                                  AMORTIZED         ESTIMATED
                                                                                    COST            FAIR VALUE
                                                                                --------------     -------------
                                                                                         (IN MILLIONS)

        Due in one year or less..............................................   $        158.3     $       157.8
        Due in years two through five........................................            413.5             414.4
        Due in years six through ten.........................................          1,005.5             990.1
        Due after ten years..................................................            351.0             322.2
                                                                                --------------     -------------
           Subtotal..........................................................          1,928.3           1,884.5
        Mortgage-backed securities...........................................             20.3              20.5
                                                                                --------------     -------------
        Total................................................................   $      1,948.6     $     1,905.0
                                                                                ==============     =============

      Bonds that are not due at a single maturity date were included in the contractual maturity table above in the final maturity year. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

      The following table discloses the 230 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve-month period and greater than a twelve month period as of December 31, 2007:

                                          LESS THAN 12 MONTHS           12 MONTHS OR LONGER                  TOTAL
                                      -----------------------------  ---------------------------  ----------------------------
                                                        GROSS                         GROSS                          GROSS
                                       ESTIMATED      UNREALIZED       ESTIMATED    UNREALIZED     ESTIMATED      UNREALIZED
                                       FAIR VALUE       LOSSES        FAIR VALUE      LOSSES       FAIR VALUE       LOSSES
                                      ------------  ---------------  ------------  -------------  -------------  -------------
                                                                           (IN MILLIONS)

      Fixed Maturities:
        Corporate ..................  $       562.5  $        39.3  $       470.0  $        17.3  $     1,032.5  $        56.6
        U.S. Treasury,
          government and agency
          securities ...............             --             --             --             --             --             --
        States and political
          subdivisions .............             --             --            1.1             --            1.1             --
        Foreign governments ........             --             --             --             --             --             --
        Redeemable
          preferred stock ..........           32.7            4.7           73.3            7.6          106.0           12.3
                                      -------------  -------------  -------------  -------------  -------------  -------------
      Total Temporarily
        Impaired Securities ........  $       595.2  $        44.0  $       544.4  $        24.9  $     1,139.6  $        68.9
                                      =============  =============  =============  =============  =============  =============

      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $70.0 million, or 3.4%, of the $2,083.1 million aggregate amortized cost of fixed maturities held by MLOA was considered to be other than investment grade.

      MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, MLOA owned $10.6 million in RMBS backed by subprime residential mortgage loans, 100% of which are rated either AA or AAA, and $0.2 million in RMBS backed by Alt-A residential mortgage loans, 100% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

      At December 31, 2007, MLOA had no fixed maturities which were non-income producing for the twelve months preceding that date.

      Mortgage Loans
      --------------

      During 2007, 2006 and 2005, respectively, MLOA's average recorded investment in impaired mortgage loans was $0.8 million, $3.1 million and $4.2 million.

      There was no interest income on impaired mortgage loans in 2007. Interest income recognized on impaired mortgage loans totaled $0.3 million and $0.3 million for 2006 and 2005, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $2.8 million; there were no mortgage loans classified as nonaccrual at December 31, 2007.

      Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                         DECEMBER 31,
                                                                                 -----------------------------
                                                                                     2007            2006
                                                                                 -------------   -------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances...........  $          --   $          --
        Impaired mortgage loans without investment valuation allowances........             .3             3.1
                                                                                 -------------   -------------
        Recorded investment in impaired mortgage loans.........................             .3             3.1
        Investment valuation allowances........................................             --              --
                                                                                 -------------   -------------
        Net Impaired Mortgage Loans............................................  $          .3   $         3.1
                                                                                 =============   =============

      There were no investment valuation allowances for mortgage loans and equity real estate in 2007 and 2006.

      Other Invested Assets
      ---------------------

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2007 and 2006 were $2.9 million and $3.4 million, respectively.

      The following presents MLOA's investment in 1.2 million units in AllianceBernstein, an affiliate:

                                                                                 ALLIANCEBERNSTEIN UNITS
                                                                                 -----------------------
                                                                                       (IN MILLIONS)

       Balance at January 1, 2006..............................................  $                  49.4
       Equity in net earnings..................................................                      5.2
       Dividends received......................................................                     (4.8)
                                                                                 -----------------------
       Balance at December 31, 2006............................................                     49.8
       Equity in net earnings..................................................                      5.9
       Dividends received......................................................                     (6.4)
                                                                                 -----------------------
       Balance at December 31, 2007............................................  $                  49.3
                                                                                 =======================

4)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset as of December 31, 2007 and 2006:

                                                             LESS            LESS:
                                      GROSS CARRYING     ACCUMULATED       IMPACT OF
                                           AMOUNT      AMORTIZATION (1)   RECAPTURE (2)          NET
                                      ---------------  ----------------  ---------------   ---------------
                                                                 (IN MILLIONS)
      VOBA
      ----
        DECEMBER 31, 2007 ..........  $         416.5  $        (138.7)  $         (44.9)  $         232.9
                                      ===============  ===============   ===============   ===============

        December 31, 2006 ..........  $         416.5  $         (83.9)  $         (44.9)  $         287.7
                                      ===============  ===============   ===============   ===============

      (1) Includes reactivity to unrealized investment gains (losses).

      (2) Relates to the December 31, 2005 recapture by USFL of universal life insurance contracts and level term premium insurance contracts previously ceded to MLOA under the modified coinsurance ("MODCO") agreement between MLOA and USFL.

      For 2007, 2006 and 2005, total amortization expense related to VOBA was $59.7 million, $44.4 million and $32.5 million, respectively. VOBA amortization is estimated to range between $45.3 million and $22.2 million annually through 2012.


5)    FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

      The carrying values and estimated fair values for financial instruments not otherwise disclosed in Notes 3 and 8 of Notes to Financial Statements are presented below:

                                                                                    DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                      2007                               2006
                                                         --------------------------------   --------------------------------
                                                            CARRYING        ESTIMATED          Carrying        Estimated
                                                             VALUE          FAIR VALUE          Value          Fair Value
                                                         ---------------  ---------------   ---------------  ---------------
                                                                                   (IN MILLIONS)

        Mortgage loans on real estate...................  $      203.8     $       205.2     $      219.2     $       220.0
        Policyholders liabilities: investment contracts.         344.2             362.5            376.5             396.0
        Note payable to affiliate.......................          27.3              27.3             30.6              30.6


6)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

            o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

            o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

            o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                     GMDB              GMIB             TOTAL
                                                ---------------   ---------------  ---------------
                                                                   (IN MILLIONS)

      Balance at January 1, 2005 .............  $           1.0   $            .1  $           1.1
         Paid guarantee benefits .............             (2.9)               --             (2.9)
         Other changes in reserve ............              2.6                .1              2.7
                                                ---------------   ---------------  ---------------
      Balance at December 31, 2005 ...........               .7                .2               .9
         Paid guarantee benefits .............             (2.2)               --             (2.2)
         Other changes in reserve ............              2.2                .2              2.4
                                                ---------------   ---------------  ---------------
      Balance at December 31, 2006 ...........               .7                .4              1.1
         Paid guarantee benefits .............             (1.3)               --             (1.3)
         Other changes in reserve ............              1.8                .1              1.9
                                                ---------------   ---------------  ---------------
      Balance at December 31, 2007 ...........  $           1.2   $            .5  $           1.7
                                                ===============   ===============  ===============

      Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            --------------
                                                            (IN MILLIONS)

      Balance at January 1, 2005..........................  $          (.9)
        Paid guarantee benefits ceded.....................             (.1)
        Other changes in reserve..........................             1.2
                                                            --------------
      Balance at December 31, 2005........................  $           .2
        Paid guarantee benefits ceded.....................             (.1)
        Other changes in reserve..........................              .5
                                                            --------------
      Balance at December 31, 2006........................              .6
        Paid guarantee benefits...........................             (.3)
        Other changes in reserve..........................              .9
                                                            --------------
      Balance at December 31, 2007........................  $          1.2
                                                            ==============


      The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                 RETURN
                                                   OF
                                                PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               -----------    ----------     -------------  -------------  -------------
                                                                             (IN MILLIONS)

      GMDB:
      -----
       Account values invested in:
           General Account..............       $       144     $     229               N/A  $          29  $         402
           Separate Accounts............       $       707     $   1,213               N/A  $         164  $       2,084
       Net amount at risk, gross........       $         6     $      65               N/A  $           4  $          75
       Net amount at risk, net of
          amounts reinsured.............       $         6     $      62               N/A  $          --  $          68
       Average attained age of
         contractholders................              62.1          62.2               N/A           61.4           62.1
       Percentage of contractholders
         over age 70....................              19.3%         18.4%              N/A           14.0%
       Range of contractually specified
         interest rates.................               N/A           N/A               N/A            5.0%

      GMIB:
      -----
       Account values invested in:
           General Account..............               N/A           N/A     $          29            N/A  $          29
           Separate Accounts............               N/A           N/A     $         164            N/A  $         164
       Net amount at risk, gross........               N/A           N/A     $          --            N/A  $          --
       Net amount at risk, net of
          amounts reinsured.............               N/A           N/A     $          --            N/A  $          --
       Weighted average years
          remaining until
          annuitization.................               N/A           N/A               4.7            N/A            4.7
       Range of contractually specified
          interest rates................               N/A           N/A               5.0%           N/A

      B) Separate Account Investments by Investment Category Underlying GMDB and
         -----------------------------------------------------------------------
         GMIB Features
         -------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                        INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                       DECEMBER 31,
                                                                                 ------------------------
                                                                                     2007         2006
                                                                                 -----------  -----------
                                                                                       (IN MILLIONS)

      GMDB:
         Equity................................................................. $     1,708  $     1,911
         Fixed income...........................................................         258          332
         Balanced...............................................................          39           55
         Other..................................................................          79           83
                                                                                 -----------  -----------
         Total.................................................................. $     2,084  $     2,381
                                                                                 ===========  ===========

      GMIB:
         Equity................................................................. $       133  $       136
         Fixed income...........................................................          24           28
         Balanced...............................................................          --            3
         Other..................................................................           7            5
                                                                                 -----------  -----------
         Total.................................................................. $       164  $       172
                                                                                 ===========  ===========

      C)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
          ------------------------------------------------------------------
          Guarantee
          ---------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2007 and 2006, MLOA had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.


7)    REINSURANCE

      MLOA uses a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer is liable to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for second-to-die products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MLOA variable annuity are similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $25.0 million on single-life policies and $30.0 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      Beginning September 2006, the no lapse guarantee riders on the new variable life product are being reinsured on a 90% first dollar quota share basis through AXA Financial (Bermuda), LTD ("AXA Bermuda"), an affiliate.

      At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $136.4 million and $136.2 million, of which $58.5 million and $63.0 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                                 2007             2006              2005
                                                            --------------   ---------------   --------------
                                                                              (IN MILLIONS)

                Direct premiums............................ $         82.3   $          88.9   $         93.4
                Reinsurance ceded..........................          (36.5)            (39.0)           (39.6)
                                                            --------------   ---------------   --------------
                Premiums................................... $         45.8   $          49.9   $         53.8
                                                            ==============   ===============   ==============

                Variable Life and Investment-type
                   Product Policy Fee Income Ceded......... $         32.9   $          32.4   $         32.7
                                                            ==============   ===============   ==============
                Policyholders' Benefits Ceded.............. $         47.6   $          64.9   $         57.9
                                                            ==============   ===============   ==============


8)    RELATED PARTY TRANSACTIONS

      Under its respective service agreements with affiliates, AXA Equitable and MONY Life, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $45.9 million, $49.6 million and $74.7 million for 2007, 2006 and 2005, respectively. At December 31, 2007, MLOA reported a $2.8 million payable to AXA Equitable and at December 31, 2006 a $5.4 million receivable from AXA Equitable in connection with its service agreement.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.2 million, $2.3 million, and $2.4 million for 2007, 2006 and 2005, respectively, related to these agreements.

      As more fully described in Note 7 in Notes to Financial Statements, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda. MLOA reported $0.4 million and zero for 2007 and 2006, respectively.

      MLOA entered into a modified coinsurance ("MODCO") agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby MLOA agreed to reinsure 90% of all level premium term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, MLOA shared in all premiums and benefits for the reinsured policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, MLOA reimbursed USFL for its quota share of expense allowances, as defined in the MODCO agreement.

      The MODCO agreement remained in effect for level premium term life insurance issued during 2005. However, in the fourth quarter of 2005, the MODCO agreement was terminated effective January 1, 2005, and all MODCO reinsurance transactions relating to level term that took place between USFL and MLOA during 2005 were unwound. In connection with this unwinding, MLOA received a payment of $0.7 million representing interest on net payments made to USFL during the year under the MODCO agreement. As of December 31, 2005, USFL recaptured all of the universal life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the year ended December 31, 2005 reflects the resulting pre-tax gains on the recaptures of the universal life and term life reinsurance from USFL of $0.6 million ($0.4 million net of income taxes).

      The statement of operation includes certain revenues and expenses assumed from USFL under the MODCO agreement as follows:

                                                                                     2005
                                                                                ---------------
                                                                                 (In Millions)
             REVENUES:
             Variable life and investment-type product policy fee income......  $          19.9
             Premiums.........................................................               --
             Other loss.......................................................              (.2)
                                                                                ---------------
                 Total revenues...............................................             19.7
                                                                                ---------------

             BENEFITS AND OTHER DEDUCTIONS:
             Policyholders' benefits..........................................             10.5
             Interested credited to policyholders' account balances...........              6.1
             Amortization of deferred policy acquisition costs and
                value of business acquired....................................              2.4
             Capitalization of deferred policy acquisition costs..............            (14.0)
             Commissions......................................................             14.2
                                                                                ---------------
                 Total benefits and other deductions..........................             19.2
                                                                                ---------------

             Earnings Before Income Taxes.....................................  $            .5
                                                                                ===============

      In accordance with the guidance contained in FASB Derivates Implementation Group Issue B36, the MODCO agreement between USFL and MLOA was considered to contain an embedded derivative representing a total return swap. The embedded derivative asset of $1.6 million was written off as of December 31, 2005 in connection with the termination of the MODCO agreement. Changes in fair value of the total return swap asset resulted in losses of $(1.4) million for 2005.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note is $27.3 million and $30.6 million at December 31, 2007 and 2006, respectively.


9)    SHARE-BASED COMPENSATION

      For 2007 and 2006 respectively, MLOA recognized compensation costs of $3.9 million and $3.0 million, for share-based payment arrangements. Effectively January 1, 2006, MLOA adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the financial statements on a fair value basis.

      MLOA recognized compensation costs of $1.1 million and $1.3 million related to employee stock options for 2007 and 2006, respectively. Prior to adopting of SFAS No. 123(R), AXA Financial and its consolidated subsidiaries, including MLOA, had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the statements of operations in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $1.6 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by MLOA under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

      As of December 31, 2007, approximately $0.8 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 6.2 years.

      On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $0.7 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, MLOA recognized compensation expense of approximately $0.2 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.


10)   NET INVESTMENT INCOME AND INVESTMENT LOSSES, NET

      The sources of net investment income follow:

                                         2007             2006           2005
                                     -------------   -------------   -------------
                                                     (IN MILLIONS)

     Fixed maturities .............  $       116.3   $       113.3   $       107.1
     Mortgage loans on real estate            17.1            23.7            25.2
     Policy loans .................            7.1             6.3             6.0
     Other investment income ......            4.0             4.0             4.4
                                     -------------   -------------   -------------

       Gross investment income ....          144.5           147.3           142.7
     Investment expenses ..........           (7.2)           (5.9)           (7.7)
                                     -------------   -------------   -------------

     Net Investment Income ........  $       137.3   $       141.4   $       135.0
                                     =============   =============   =============

      Investment losses, net including changes in the valuation allowances follow:

                                               2007            2006            2005
                                          -------------   -------------   -------------
                                                          (IN MILLIONS)

     Fixed maturities ..................  $       (22.0)  $        (2.3)  $        (2.2)
     Mortgage loans on real estate .....             --             1.1              --
                                          -------------   -------------   -------------
     Investment Losses, Net ............  $       (22.0)  $        (1.2)  $        (2.2)
                                          =============   =============   =============


      Writedowns of fixed maturities amounted to $19.8 million, $3.7 million and $2.0 million for 2007, 2006 and 2005, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for 2007, 2006 and 2005.

      For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $70.4 million, $55.9 million and $53.4 million. Gross gains of zero, $2.8 million and $1.0 million and gross losses of $3.8 million, $1.2 million and $1.4 million, respectively, were realized on these sales in 2007, 2006 and 2005, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(28.7) million, $(12.4) million and $(50.5), respectively.

      The net unrealized investment losses included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line-by-line basis, follow:

                                                                  2007             2006           2005
                                                              -------------   -------------   -------------
                                                                              (IN MILLIONS)

     Balance, beginning of year ............................  $       (11.1)  $        (5.6)  $        14.9
     Changes in unrealized investment losses ...............          (28.7)          (12.3)          (50.5)
     Changes in unrealized investment losses
       attributable to:
          DAC and VOBA .....................................            5.0             3.9            18.9
          Deferred income taxes ............................            8.3             2.9            11.1
                                                              -------------   -------------   -------------
     Balance, End of Year ..................................  $       (26.5)  $       (11.1)  $        (5.6)
                                                              =============   =============   =============

     Balance, end of period comprises:
         Unrealized investment losses on
           fixed maturities ................................  $       (55.4)  $       (26.7)  $       (14.4)
         Amounts of unrealized investment gains (losses)
           attributable to:
             DAC and VOBA ..................................           14.6             9.6             5.7
             Deferred income taxes .........................           14.3             6.0             3.1
                                                              -------------   -------------   -------------
     Total .................................................  $       (26.5)  $       (11.1)  $        (5.6)
                                                              =============   =============   =============

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.


11)   INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                                   2007            2006           2005
                                                              -------------   -------------   ------------
                                                                              (IN MILLIONS)

     Income tax expense:
       Current expense .....................................  $         2.0   $        10.7  $         2.5
       Deferred (benefit) expense ..........................            (.9)            6.6           14.2
                                                              -------------   -------------  -------------
     Total .................................................  $         1.1   $        17.3  $        16.7
                                                              =============   =============  =============

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                             2007             2006            2005
                                                         -------------   -------------   -------------
                                                                         (IN MILLIONS)

     Tax at statutory rate ............................  $         5.2   $        19.8   $        20.3
     Dividends received deduction .....................           (1.2)           (2.7)           (3.7)
     Low income housing credit ........................           (3.1)             --              --
     Other ............................................             .2             0.2              .1
                                                         -------------   -------------   -------------
     Income Tax Expense ...............................  $         1.1   $        17.3   $        16.7
                                                         =============   =============   =============

      The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Reserves and reinsurance............... $         205.2   $            --  $         200.6   $            --
        DAC....................................              --               8.4              1.7                --
        VOBA...................................              --              81.5               --             100.7
        Investments............................              --             163.5               --             163.5
        Goodwill and other intangible assets...              --              10.2               --              10.7
        Other..................................             6.8                --             12.1                --
                                                ---------------   ---------------  ---------------   ---------------
        Total.................................. $         212.0   $         263.6  $         214.4   $         274.9
                                                ===============   ===============  ===============   ===============

      At December 31, 2007, MLOA had no Federal tax loss carryforwards.

      The Internal Revenue Service ("IRS") is currently examining tax years 2002 through July 8, 2004, the date MLOA was acquired by AXA Financial. Management believes that the examinations of MLOA's Federal income tax returns will have no material adverse impact on MLOA's results of operations or financial position.

      As a result of the implementation of FIN 48 as of January 1, 2007, MLOA recognized $17.0 million tax benefits. At January 1, 2007 all of the unrecognized tax benefits would affect the effective tax rate. At December 31, 2007, the total amount of unrecognized tax benefits was $17.8 million, all of which would affect the effective tax rate.

      MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $7.0 million and $6.2 million, respectively. Tax expense for 2007 reflected $0.8 million in interest expense related to unrecognized tax benefits.

      A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:


                                                                       2007
                                                                  -------------
                                                                  (IN MILLIONS)

         Balance at January 1, 2007 (date of adoption) .........  $        10.8
         Additions for tax positions of prior years ............            1.8
         Reductions for tax positions of prior years ...........           (1.8)
         Additions for tax positions of current years ..........             .9
         Reductions for tax positions of current years .........            (.9)
         Settlements with tax authorities ......................             --
         Reductions as a result of a lapse of the applicable
            statute of limitations .............................             --
                                                                  -------------
         Balance, End of Year ..................................  $        10.8
                                                                  =============


      It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


12)   DISCONTINUED OPERATIONS

      In 2006, one real estate property with a book value of $1.6 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2006, this property was sold resulting in a gain of $1.1 million pre-tax ($0.7 million post-tax). At December 31, 2007 and 2006, no equity real estate was classified as held-for-sale.

13)   ACCUMULATED OTHER COMPREHENSIVE LOSS

      Accumulated other comprehensive loss represents cumulative gains and losses on items that are reflected in earnings. The balances for the past three years follow:


                                                                         DECEMBER 31,
                                                         ---------------------------------------------
                                                              2007              2006         2005
                                                         -------------   -------------   -------------
                                                                         (IN MILLIONS)

     Net unrealized (losses) gains on investments:
        Net unrealized losses arising
           during the period ..........................  $       (30.9)  $       (12.3)  $       (50.5)
        Losses  reclassified into net earnings
           during the period ..........................            2.2              --              --
                                                         -------------   -------------   -------------
     Net unrealized losses on investments .............          (28.7)          (12.3)          (50.5)
     Adjustments for DAC and VOBA and
         deferred income taxes ........................           13.3             6.8            30.0
                                                         -------------   -------------   -------------
      Total Accumulated Other Comprehensive Loss ......  $       (15.4)  $        (5.5)  $       (20.5)
                                                         =============   =============   =============


14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had $0.7 million in commitments under existing mortgage loan agreements at December 31, 2007.


15)   LITIGATION

      MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


16)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2007, 2006 and 2005, MLOA's statutory net gain (loss) was $7.3 million, $27.7 million and $(5.6) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $321.0 million and $320.1 million at December 31, 2007 and 2006, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2007, 2006 and 2005.

      At December 31, 2007, MLOA, in accordance with various government and state regulations, had $5.2 million of securities deposited with such government or state agencies.

      At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for GAAP purchase accounting.


17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                                 THREE MONTHS ENDED
                                                      -------------------------------------------------------------------------
                                                         MARCH 31,         JUNE 30,        SEPTEMBER 30,        DECEMBER 31,
                                                      ---------------   ---------------  -----------------   ------------------
                                                                                   (IN MILLIONS)
        2007
        Total Revenues............................... $          91.4   $          79.9  $            82.2   $             84.4
                                                      ===============   ===============  =================   ==================

        Earnings from Continuing Operations.......... $          12.2   $           5.8  $              .3   $             (4.6)
                                                      ===============   ===============  =================   ==================

        Net Earnings (Loss).......................... $          12.2   $           5.8  $              .3   $             (4.6)
                                                      ===============   ===============  =================   ==================

        2006
        Total Revenues............................... $          90.7   $          86.0  $            92.3   $             86.6
                                                      ===============   ===============  =================   ==================

        Earnings from Continuing Operations.......... $          11.0   $          13.4  $            11.6   $              3.4
                                                      ===============   ===============  =================   ==================

        Net Earnings................................. $          11.0   $          13.4  $            12.3   $              3.4
                                                      ===============   ===============  =================   ==================

SUPPLEMENT DATED MAY 1, 2008 TO THE
PROSPECTUS DATED MAY 1, 2008 FOR

CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE

ISSUED BY:

MONY LIFE INSURANCE COMPANY OF AMERICA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2008, as previously supplemented (the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


PRODUCT NO LONGER ISSUED AFTER DECEMBER 31, 2008

You should be aware that any life insurance product which is based on the 1980 Commissioners Standard Ordinary ("CSO") mortality tables can not be issued after 2008. Effective January 1, 2009, all new life insurance policies issued must be based on the 2001 CSO mortality tables to comply with state insurance law and federal income tax rules. If, for any reason, we are unable to issue your policy before January 1, 2009, we will decline your application, refund any premium paid and inform you that you will have to re-apply for a product based on 2001 CSO mortality tables.

If we do not receive the full minimum initial premium at our Administrative Office before we issue your policy or if your policy is issued other than as applied for, you must submit the full minimum initial premium and any other requirements we may deem necessary to us before January 1, 2009. If these are not received by that time we will decline your application, refund any premium paid and inform you that you will have to re-apply for a product based on the 2001 CSO mortality tables.

In addition, if your policy is issued during 2008 and you ask us to make a change to your policy before you will accept delivery of the policy, we must receive your written request for the change in our administrative office by December 31, 2008. Beginning January 1, 2009, we can not accept requests to change or re-issue a policy (other than to correct the policy due to an administrative error. You will have to re-apply for a new product we are then offering based on the 2001 CSO mortality tables to effect the change.

Please note that on or about August 1, 2008, we plan to provide additional information regarding any adjustments or clarifications to our administrative cut-off dates.

Other sections of the prospectus are modified as follows:


POLICY DATE

Please note the following information is to be read in conjunction with the sections "Policy Date" and "Backdating" in "The Policy":

Each Policy has a Policy Date. We use the Policy Date to determine the Policy months and years, and Policy monthly, quarterly, semi-annual and annual anniversaries. The Policy Date will normally be the later of: (1) the date that we authorize delivery of the Policy ("Policy Issue Date"); or (2) the Policy Date you request in your application. However, if this results in a Policy Date after December 28, 2008, the Policy Date will be moved to December 28, 2008. No premiums may be paid with the application except under the temporary insurance procedures.







  Copyright 2008. MONY Life Insurance Company of America. All rights reserved.
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

VL MLOA 004 (5/08)                                               140575 (5/08)
                                                                          x02104

                                     PART C

                                OTHER INFORMATION

Item 26.  Exhibits

(a)  Board of Directors Resolution.

     1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.

(b)  Custodian Agreements. Not applicable.

(c)  Underwriting Contracts.

     1) Underwriting Agreement among MONY Life Insurance Company of America, MONY Series Fund, Inc. and MONY Securities Corp., incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

     2) Proposed specimen agreement between MONY Securities Corp. and registered representatives, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

     3) Commission schedule (with Commission Contract), incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-06071) filed on November 18, 1996.

     4) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al., incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File
          No. 333-72632) filed on April 22, 2005.

     5) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

     6) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

     7) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

     8) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

     9) Form of First Amendment to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-104162) filed on April 25, 2007.

(d)  Contracts.

     1) Form of Policy incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-06071) filed on November 18, 1996.

         (i) Revised Form of Policy - Variable Account, Funds and Sub-Accounts page (B1-96 11/07).

     2) Form of Adjustable Term Insurance Rider, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form N-6 (File No. 333-06071) filed on March 3, 2003.

     3) Form of Enhanced Cash Value Rider, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form N-6 (File No. 333-06071) filed on March 3, 2003.

     4) Form of Guaranteed Death Benefit Rider, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form N-6 (File No. 333-06071) filed on March 3, 2003.

     5) Form of Maturity Extension Rider, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form N-6 (File No. 333-06071) filed on March 3, 2003.

(e)  Applications.

     1) Application Form for Flexible Premium Variable Universal Life Insurance Policy, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form N-6 (File
          No. 333-06071) filed on March 3, 2003.

     2) Form of Application Supplement for Flexible Premium Variable Life Policy (SUPP-COLI-96 11/07).

(f)  Depositor's Certificate of Incorporation and By-Laws.

     1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

     2)   By-Laws of MONY Life Insurance Company of America (as Amended July 22,
          2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(g)  Reinsurance Contracts.

     1) Automatic and Facultative Yearly Renewable Term Reinsurance Agreement among MONY Life Insurance Company of America, MONY Life Insurance Company and Security Life of Denver Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

     2) Automatic Reinsurance Agreement among MONY Life Insurance Company, MONY Life Insurance Company of America and Munich American Reassurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

     3) Reinsurance Agreement No. MON01 YA between MONY Life Insurance Company and Gerling Global Life Reinsurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

     4) Automatic Reinsurance Agreement between MONY Life Insurance Company of America, MONY Life Insurance Company and Swiss Re Life & Health America, Inc., incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form N-6 (333-06071), filed on April 28, 2005.

(h)  Participation Agreements.

     1) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America, and Fred Alger & Company, Incorporated, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

     2) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

     3) Participation Agreement among the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/ Dreyfus Stock Index Fund) and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                (i) Amended Participation Agreement among Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance of America and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

     4) Participation Agreement among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

     5) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

     6) Participation Agreement between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

     7) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

     8) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Company, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

     9) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd, LLP and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

     10) Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

     11) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

     12) Participation Agreement between Van Eck Worldwide Insurance Trust and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

(i)  Administrative Contracts.

     1) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

     2) Third Party Administration and Transfer Agent Agreement between Andesa TPA, Inc. and The Mutual Life Insurance Company of New York, incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.

(j)  Other Material Contracts.

     1)   Power of Attorney for Christopher M. Condron, Chairman of the
          Board, President and Chief Executive Officer and Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     2) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     3) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     4) Power of Attorney for Bruce W. Calvert, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     5) Power of Attorney for Henri de Castries, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     6) Power of Attorney for Denis Duverne, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     7) Power of Attorney for Mary R. (Nina) Henderson, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     8) Power of Attorney for James F. Higgins, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     9) Power of Attorney for W. Edwin Jarmain, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     10) Power of Attorney for Christina Johnson, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     11) Power of Attorney for Scott D. Miller, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     12) Power of Attorney for Joseph H. Moglia, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     13) Power of Attorney for Peter J. Tobin, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     14) Powers of Attorney, incorporated herein by reference to post-effective no. 25 to the registration statement on Form N-6 (File No. 333-06071), filed on April 25, 2006.

     15) Powers of Attorney previously filed with this Registration Statement File No. 333-06071 on April 25, 2007.

     16)  Powers of Attorney, filed herewith.

(k)  Legal Opinion.

     1) Opinion and consent of Dodie Kent, Esq., incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form N-6 (333-06071), filed on April 28, 2005.

     2) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, filed herewith.

(l)  Actuarial Opinion. Not applicable.

(m)  Calculations. Not applicable.

(n)  Other Opinions.

     1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, filed herewith.

(o)  Omitted Financial Statements. No financial statements are omitted from
     Item 24.

(p)  Initial Capital Agreements. Not Applicable.

                                      C-2


(q) Redeemability Exemption, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File
     No. 333-06071) filed on April 30, 2003.

Item 27.  Directors and Officers of the Depositor

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
CALCAP LLC
231 Brushy Ridge Road
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

      The AXA Organizational Charts 2007 are incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed
April 21, 2008.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
       AS OF: DECEMBER 31, 2007



                                                                                     State of        State of
                                                                        Type of     Incorp. or      Principal       Federal
                                                                       Subsidiary    Domicile       Operation      Tax ID #
                                                                       ----------   ----------      ---------      ---------
                                                                                    -------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                 DE              NY        13-3623351
-------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       Operating        DE              CO        75-2961816
     --------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     Operating        DE              NY        13-4194065
     --------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       Operating        DE              NY        13-4194080
     --------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                              DE              NY        52-2197822
     --------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  Insurance      Bermuda        Bermuda      14-1903564
        -----------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                  DE              NY        13-4078005
        -----------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                               DE              NY        13-4071393
           --------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               Operating        DE              NY        06-1555494
           --------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              Operating        AL              AL        06-1562392
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      Operating        DE              NY        13-4085852
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       Operating        MA              MA        04-3491734
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              Operating        NV              NV        13-3389068
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         Operating       P.R.            P.R.       66-0577477
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              Operating        TX              TX        75-2529724
         ----------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            Insurance        NY              NY        13-5570651
        -----------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                    Insurance        CO              CO        13-3198083
           --------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              Investment       DE              NY        13-3385076
           --------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           Investment       DE              NY        13-3385080
           --------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                  Investment       **                             -
           --------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                         HCO           NY              NY        22-2766036
           --------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
              -----------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                        HCO           DE              NY        13-2677213
           --------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                  Investment       DE              PA        23-2671508
        ------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                  Insurance        NY              NY        13-1632487
        -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              -----------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                          Number of    Percent of
                                                                            Shares      Ownership           Comments
                                                                            Owned      or Control    (e.g., Basis of Control)
                                                                            -----      ----------    ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                         100.00%
     ------------------------------------------------------------------
     MONY Capital Management, Inc.                                                       100.00%
     ------------------------------------------------------------------
     MONY Asset Management, Inc.                                                         100.00%
     ------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 & 16)                      -       100.00%
     ------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                      250,000       100.00%
        ---------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                       1,000       100.00%
        ---------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                        -       100.00%
           ------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                         -       100.00%
           ------------------------------------------------------------
              AXA Network of Alabama, LLC                                        -       100.00%
              ---------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                -       100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                 -       100.00%
              ---------------------------------------------------------
              AXA Network of Nevada, Inc.                                                100.00%
              ---------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                           100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    1,050       100.00%
         --------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *              2,000,000       100.00%     NAIC # 62944
        ---------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                      1,000,000       100.00%     NAIC # 62880
           ------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                        -             -     G.P & L.P.
           ------------------------------------------------------------
              Equitable Managed Assets, L.P.                                     -             -     G.P.
           ------------------------------------------------------------
           Real Estate Partnership Equities (various)                            -             -     **
           ------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                -       100.00%
           ------------------------------------------------------------
              See Attached Listing A
              ---------------------------------------------------------
           ACMC, Inc.     (Note 4)                                       5,000,000       100.00%
           ------------------------------------------------------------
           EVSA, Inc.                                                           50       100.00%
        ---------------------------------------------------------------
        MONY Life Insurance Company *                                                    100.00%
        ---------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

      * Affiliated Insurer

     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
            Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
            Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
            Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
            Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of December 31, 2007, AXF and its subsidiaries owned 63.18% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

                   AXF held directly 40,861,854 AllianceBernstein Units
                   (15.54%),
                   AXA Equitable Life directly owned 8,384,240 AllianceBernstein Units (3.19%),
                   ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.18%), and
                   ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.55%).

               On December 21, 2004, AXF contributed 4,389,192 (1.67%) AllianceBernstein Units to MONY Life and 1,225,000 (.47%) AllianceBernstein Units to MLOA.

               AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.27% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company. 11.Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

Dissolved:     - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
               - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------



                                                                                           State of      State of
                                                                              Type of     Incorp. or    Principal     Federal
                                                                             Subsidiary    Domicile     Operation    Tax ID #
                                                                             ----------    --------     ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                        Operating        DE            NY      13-3049038
              ------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company*                          Operating        VT            VT      06-1166226
              ------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                             Operating        DE            NY      13-3266813
              ------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment       DE            NY      13-3544879
                 ---------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)           Operating        DE            NY      13-3633538
              ------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
                 ------------------------------------------------------------                                      -------------
              AXA Distributors, LLC                                          Operating        DE            NY      52-2233674
              ------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC          Operating        DE            AL      52-2255113
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                      Operating        DE        CT, ME,NY   06-1579051
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating        MA            MA      04-3567096
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating        TX            TX      74-3006330
                 ---------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                   Operating        DE            NY      13-3813232
              ------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating        DE            NJ      22-3492811
              ------------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                  Number of  Percent of
                                                                                   Shares    Ownership         Comments
                                                                                    Owned    or Control  (e.g., Basis of Control)
                                                                                    -----    ----------  ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           --------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500     100.00%
              -----------------------------------------------------------------
              Equitable Casualty Insurance Company*                                 1,000     100.00%
              -----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -     100.00%
              -----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                 -           -     ("Deal Flow Fund II")
                 --------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                    100     100.00%
              -----------------------------------------------------------------
                 See Attached Listing B
                 --------------------------------------------------------------
              AXA Distributors, LLC                                                     -     100.00%
              -----------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                     -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000     100.00%
                 --------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000     100.00%
              -----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100     100.00%
              -----------------------------------------------------------------

*  Affiliated Insurer

   Equitable Investment Corp merged into Equitable Holdings, LLC on November 30,
     1999.
   Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
   Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
     Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                                 Type of     Incorp. or    Principal       Federal
                                                                                Subsidiary    Domicile     Operation      Tax ID #
                                                                                ----------    --------     ---------      --------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
           -------------------------------------------------------------------
              AllianceBernstein Corporation


              --------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)           Operating        DE          NY        13-3434400
                 -----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                  Operating        DE          NY        13-4064930
                 -----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                         Operating
                    --------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                            HCO          DE          MA        22-3424339
                    --------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                  HCO          DE          NY             -
                    --------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                           Operating        DE          NY        13-4132953
                       -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                        HCO          DE          NY        13-2778645
                    --------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                           Operating       India      India            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                      Operating     Argentina   Argentina         -
                       -----------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                                Operating        DE          NY        13-3910857
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      HCO           DE          NY        13-3548918
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                                 HCO           DE        Japan            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                     Operating       Japan      Japan            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited    Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management            Operating      Taiwan      Taiwan           -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                Operating        DE          NY        13-3626546
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.            Operating      Brazil      Brazil           -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                                 Operating       U.K.        U.K.            -
                       -----------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                               Operating      Germany    Germany           -
                                --------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited               Operating       U.K.        U.K.            -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                       Operating       Lux.        Lux.            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                   Operating      France      France           -
                       -----------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                  Operating      Germany    Germany           -
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                      HCO           DE       Singapore    13-3752293
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                       Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                            Operating      Canada      Canada      13-3630460
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                     Operating    New Zealand  New Zealand       -
                       -----------------------------------------------------------------------------------------------------------

                                                                                  Number    Parent's
                                                                                    of      Percent of
                                                                                  Shares    Ownership           Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ---------------------------------------------------------------------
            Equitable Holdings, LLC
           ------------------------------------------------------------------
              AllianceBernstein Corporation                                                             owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        and 100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ---------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                 100.00%        Sole member interest
                    ---------------------------------------------------------
                    Cursitor Alliance LLC                                                100.00%
                    ---------------------------------------------------------
                    Alliance Capital Management LLC                                      100.00%
                    ---------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                   100.00%
                       ------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                      10    100.00%
                    ---------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                   100.00%
                       ------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                               99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       ACM Software Services Ltd.                                        100.00%
                       ------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ------------------------------------------------------
                                AllianceBernstein Japan Ltd.                             100.00%
                       ------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited            100.00%
                       ------------------------------------------------------
                                Far Eastern Alliance Asset Management                     20.00%        3rd parties = 80%
                                ---------------------------------------------
                       AllianceBernstein Global Derivatives Corp.               1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                     99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       AllianceBernstein Limited                              250,000    100.00%
                       ------------------------------------------------------
                                ACM Bernstein GmbH                                       100.00%
                                ---------------------------------------------
                                AllianceBernstein Services Limited              1,000    100.00%
                                ---------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                      3,999     99.98%        AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ------------------------------------------------------
                                AllianceBernstein (France) SAS                           100.00%
                       ------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                          100.00%
                       ------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                           100.00%
                       ------------------------------------------------------
                       AllianceBernstein Australia Limited                                50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          18,750    100.00%
                       ------------------------------------------------------
                       AllianceBernstein New Zealand Limited                              50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------



                                                                                               State of        State of
                                                                                  Type of     Incorp. or      Principal     Federal
                                                                                 Subsidiary    Domicile       Operation     Tax ID #
                                                                                 ----------    --------       ---------     --------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
       Equitable Holdings, LLC
       --------------------------------------------------------------------
         AllianceBernstein Corporation
         ------------------------------------------------------------------
           AllianceBernstein L.P.
           ----------------------------------------------------------------
              AllianceBernstein Corporation of Delaware (Cont'd)
              -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investment Research (Proprietary) Limited     Operating    So Africa   So Africa        -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein (Singapore) Ltd.                              Operating    Singapore   Singapore        -
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital (Mauritius) Private Ltd.                          HCO       Mauritius   Mauritius        -
                          -------------------------------------------------------------------------------------------------------
                          Alliance Capital Asset Management (India) Private      Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Invest. Res. & Manag. (India) Pvt.   Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                 AllianceBernstein Oceanic Corporation                              HCO          DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital Real Estate, Inc.                              Operating       DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Corporate Finance Group Incorporated                   Operating       DE           NY      52-1671668
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Eastern Europe, Inc.                                      HCO          DE           NY      13-3802178
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein ESG Venture Management, L.P.                     HCO          DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Venture Fund 1, L.P.                 Operating       DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investments, Inc.                             Operating       DE           NY      13-3191825
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investor Services, Inc.                       Operating       DE           TX      13-3211780
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Hong Kong Limited                             Operating    Hong Kong   Hong Kong        -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Taiwan Limited                       Operating     Taiwan       Taiwan         -
                          -------------------------------------------------------------------------------------------------------
                          ACM New-Alliance (Luxembourg) S.A.                     Operating      Lux.         Lux.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Limited                                    Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          Sanford C. Bernstein (CREST Nominees) Ltd.             Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Proprietary Limited                        Operating    Australia   Australia        -
                 ----------------------------------------------------------------------------------------------------------------
                 Whittingdale Holdings Ltd.                                         HCO         U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          ACM Investments Limited                                Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Fixed Income Limited                 Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                                                                                     Number     Parent's
                                                                                       of      Percent of
                                                                                     Shares    Ownership           Comments
                                                                                     Owned     or Control   (e.g., Basis of Control)
                                                                                     -----     ----------   ------------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  --------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     -----------------------------------------------------------------------------
        Equitable Holdings, LLC
        --------------------------------------------------------------------------
           AllianceBernstein Corporation
           -----------------------------------------------------------------------
              AllianceBernstein L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 -----------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary) Limited                100.00%
                    --------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                       -----------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd party (Ankar Capital
                                                                                                           India Pvt. Ltd.) owns 25%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Res. & Manag. (India) Pvt.                    100.00%
                       -----------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                            1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.                   1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                              100.00%
                    --------------------------------------------------------------
                    AllianceBernstein ESG Venture Management, L.P.                             100.00%    General Partner to EGG Fun
                    --------------------------------------------------------------
                       AllianceBernstein Venture Fund 1, L.P.                                   10.00%    GP Interest
                    --------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                              100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                        100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                        100.00%
                    --------------------------------------------------------------
                       AllianceBernstein Taiwan Limited                                         99.00%     Others own 1%
                       -----------------------------------------------------------
                       ACM New-Alliance (Luxembourg) S.A.                                       99.00%     AllianceBernstein Oceanic
                                                                                                           Corporation owns 1%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Limited                                               100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                                   100.00%     Inactive
                    --------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                                 100.00%
                    --------------------------------------------------------------
                       ACM Investments Limited                                                 100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Fixed Income Limited                                  100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                         State of        State of
                                                                            Type of     Incorp. or      Principal       Federal
                                                                           Subsidiary    Domicile       Operation      Tax ID #
                                                                           ----------    --------       ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                           Operating        DE              CO        75-2961816
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                         Operating        DE              NY        13-4194065
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                           Operating        DE              NY        13-4194080
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
     ----------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
        -------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance     Argentina      Argentina     98-0157781
           ----------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
           ----------------------------------------------------------------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
           ----------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
              -------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance  Cayman Islands  Cayman Islands  98-0152046
        -------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance        AZ              NY        86-0222062
        -------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance        OH              OH        38-2046096
        -------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
        -------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
           ----------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
           ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              -------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
           ----------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
           ----------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              -------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
           ----------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
              -------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
           ----------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating        NY              NY        13-2645488
           ----------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
              -------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
              -------------------------------------------------------------------------------------------------------------------

                                                                               Number     Parent's
                                                                                 of       Percent of
                                                                               Shares     Ownership            Comments
                                                                               Owned      or Control   (e.g., Basis of Control)
                                                                               -----      ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                           100.00%
     --------------------------------------------------------------------
     MONY Capital Management, Inc.                                                         100.00%
     --------------------------------------------------------------------
     MONY Asset Management, Inc.                                                           100.00%
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                         100.00%
     --------------------------------------------------------------------
        MONY International Holdings, LLC                                                   100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                     100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                 99.00%
           --------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                                 100.00%
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                                99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                           100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                            100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                                 405,000    100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                             1,000    100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                          99     99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                                   1,500    100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                      5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                                   1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                                    10    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                             5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                                1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                                1    100.00%
              -----------------------------------------------------------
           1740 Ventures, Inc.                                                    1,000    100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                      500    100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                                  1,000    100.00%
              -----------------------------------------------------------
           MONY Assets Corp.                                                    200,000    100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                      9,000    100.00%
              -----------------------------------------------------------
           1740 Advisers, Inc.                                                   14,600    100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                            7,550    100.00%
           --------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                     1,000    100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                       1    100.00%
              -----------------------------------------------------------


        -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
        -  As of February 2005, MONY Realty Partners, Inc. was dissolved
        - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Jamaican regulatory reasons.
        - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Brazilian regulatory reasons.
        - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of S stock for regulatory reasons.
        -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
        -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
        -  As of August 31, 2006, Sagamore Financial LLC was dissolved
        -  MONY Benefits Service Corp. was sold on January 26, 2007.
        - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.

Item 29.    Indemnification

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

         The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Speciality Insurance, St. Paul Travelers and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.    PRINCIPAL UNDERWRITERS

           (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

           AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account L, MONY Variable Account L and MONY America Variable Account A. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director

*Andrew McMahon                       Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*Nick Lane                            Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Camille Joseph Varlack               Secretary and Counsel

*Francesca Divone                     Assistant Secretary

*Maurya Keating                       Vice President and Counsel

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*William Miller, Jr.                  Director, Executive Vice President and
                                      Chief Sales Officer

*Michael Gregg                        Executive Vice President

*Gary Hirschkron                      Executive Vice President

*James Mullery                        Executive Vice President

*Mitchell Waters                      Senior Vice President and National Sales
                                      Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President and National Sales
                                      Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President and National Sales
                                      Manager

*Lance Carlson                        Senior Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Kathleen Leckey                      Senior Vice President

*John Leffew                          Senior Vice President

*Andrew Marrone                       Senior Vice President

*James O'Boyle                        Senior Vice President

*Ted Repass                           Senior Vice President

*Jon Sampson                          Senior Vice President

*Marian Sole                          Senior Vice President

*Lee Small                            Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mark Totten                          Senior Vice President

*Mary Toumpas                         Senior Vice President

*Nicholas Volpe                       Senior Vice President

*Norman J. Abrams                     Vice President and General Counsel

*Camille Joseph Varlack               Secretary and Counsel

*Ronald R. Quist                      Vice President and Treasurer

*Kurt Auleta                          Vice President and Strategy Officer


           c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

       (1)                     (2)                     (3)                          (4)                     (5)
     NAME OF             NET UNDERWRITING
    PRINCIPAL            DISCOUNTS AND            COMPENSATION ON                BROKERAGE
   UNDERWRITER            COMMISSIONS                REDEMPTION                 COMMISSIONS             COMPENSATION
-----------------      -------------------      -------------------           ---------------         ------------------
MSC                           N/A                       N/A                         N/A                     N/A
AXA Distributors, LLC     $21,231,833                   N/A                         N/A                     N/A
AXA Advisors, LLC             N/A                       N/A                         N/A                     N/A


Item 31.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

Item 32.    Management Services

All management contracts are discussed in Part A or Part B.

Item 33.    Fee Representation

MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2008.




                                 MONY America Variable Account L of
                                 MONY Life Insurance Company of America
                                         (Registrant)

                                 By: MONY Life Insurance Company of America
                                         (Depositor)


                                 By: /s/ Dodie Kent
                                    --------------------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    MONY Life Insurance Company of America

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2008.


                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   --------------------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company of America



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Anthony J. Hamilton           Joseph H. Moglia
Christopher M. Condron      Mary R. (Nina) Henderson      Lorie A. Slutsky
Henri de Castries           James F. Higgins              Ezra Suleiman
Denis Duverne               Scott D. Miller               Peter J. Tobin
Charlynn Goins




*By: /s/ Dodie Kent
     ------------------------
     Dodie Kent
     Attorney-in-Fact

April 22, 2008

                                  EXHIBIT INDEX

EXHIBIT
NO.       DESCRIPTION                                                TAG VALUES
-------   ----------------------------------------------             -----------
(d)(1)(i) Revised Form of Policy - Variable Account,                 EX-99.d1i
          Funds and Sub-Accounts page (B1-96 11/07)
(e)(2)    Form of Application Supplement for Flexible                EX-99.e2
          Premium Variable Life Policy (SUPP-COLI-96 11/07)
(j)(16)   Powers of Attorney                                         EX-99.j16
(k)(2)    Opinion and consent of Dodie Kent                          EX-99.k2
(n)(1)    Consent of PricewaterhouseCoopers LLP,                     EX-99.n1
          independent registered public accounting firm